UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22613

Curian Variable Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 – March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

Curian Guidance - Interest Rate Opportunities Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 67.0%
Curian Long Short Credit Fund (1.6%) (a)	588	$6,079
Curian/BlackRock Global Long Short Credit Fund (1.7%) (a)	593	6,072
Curian/FAMCO Flex Core Covered Call Fund (1.3%) (a)	166	1,913
Curian/UBS Global Long Short Fixed Income Opportunities Fund (3.0%) (a)	612	6,068
JNL/Brookfield Global Infrastructure Fund (0.3%) (a)	148	2,299
JNL/Invesco Global Real Estate Fund (0.2%) (a)	302	3,080
		25,511
DOMESTIC FIXED INCOME - 24.9%
JNL/PIMCO Real Return Fund (0.2%) (a)	362	3,783
JNL/PPM America Floating Rate Income Fund (0.3%) (a)	518	5,687
		9,470
INTERNATIONAL FIXED INCOME - 8.1%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (a)	265	3,071

Total Investment Companies (cost $37,808)		38,052

Total Investments - 100.0% (cost $37,808)		38,052
Other Assets and Liabilities, Net - (0.0%)		(8)
Total Net Assets - 100.0%		$38,044

Curian Guidance - Multi-Strategy Income Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 20.1%
Curian Long Short Credit Fund (0.3%) (a)	118	$1,216
Curian/BlackRock Global Long Short Credit Fund (0.3%) (a)	118	1,215
Curian/FAMCO Flex Core Covered Call Fund (0.3%) (a)	33	383
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.6%) (a)	123	1,214
JNL/Brookfield Global Infrastructure Fund (0.1%) (a)	30	461
JNL/Invesco Global Real Estate Fund (0.0%) (a)	60	617
		5,106
DOMESTIC FIXED INCOME - 45.8%
Curian/DoubleLine Total Return Fund (0.6%) (a)	345	3,538
Curian/PIMCO Credit Income Fund (4.5%) (a)	255	2,660
JNL/PIMCO Real Return Fund (0.0%) (a)	73	758
JNL/PPM America Floating Rate Income Fund (0.2%) (a)	265	2,909
JNL/PPM America High Yield Bond Fund (0.1%) (a)	240	1,776
		11,641
GLOBAL FIXED INCOME - 24.6%
JNL/Franklin Templeton Global Multisector Bond Fund (0.2%) (a)	298	3,579
JNL/Neuberger Berman Strategic Income Fund (0.5%) (a)	248	2,658
		6,237
INTERNATIONAL FIXED INCOME - 9.5%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.3%) (a)	208	2,408

Total Investment Companies (cost $25,249)		25,392

Total Investments - 100.0% (cost $25,249)		25,392
Other Assets and Liabilities, Net - (0.0%)		(5)
Total Net Assets - 100.0%		$25,387

Curian Guidance - Equity Income Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 39.9%
Curian Dynamic Risk Advantage - Diversified Fund (2.3%) (a)	736	$7,600
Curian/FAMCO Flex Core Covered Call Fund (5.2%) (a)	662	7,627
JNL/Brookfield Global Infrastructure Fund (0.3%) (a)	165	2,552
JNL/Invesco Global Real Estate Fund (0.2%) (a)	251	2,568
		20,347
DOMESTIC EQUITY - 25.1%
Curian/The Boston Company Equity Income Fund (17.6%) (a)	556	7,656
JNL/T. Rowe Price Value Fund (0.2%) (a)	306	5,114
		12,770
GLOBAL EQUITY - 35.0%
Curian/Epoch Global Shareholder Yield Fund (47.1%) (a)	1,521	17,817

Total Investment Companies (cost $47,788)		50,934

Total Investments - 100.0% (cost $47,788)		50,934
Other Assets and Liabilities, Net - (0.0%)		(13)
Total Net Assets - 100.0%		$50,921

Curian Guidance - Conservative Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 35.1%
Curian Dynamic Risk Advantage - Diversified Fund (1.9%) (a)	627	$6,481
Curian/BlackRock Global Long Short Credit Fund (1.8%) (a)	630	6,459
Curian/FAMCO Flex Core Covered Call Fund (3.1%) (a)	396	4,556
JNL/Invesco Global Real Estate Fund (0.3%) (a)	513	5,241
		22,737
DOMESTIC FIXED INCOME - 39.9%
Curian/DoubleLine Total Return Fund (1.5%) (a)	944	9,670

See accompanying Notes to Schedules of Investments.

	Shares	Value
Curian/PIMCO Credit Income Fund (11.0%) (a)	619	6,460
JNL/PPM America Floating Rate Income Fund (0.2%) (a)	294	3,227
JNL/PPM America High Yield Bond Fund (0.2%) (a)	874	6,473
		25,830
GLOBAL FIXED INCOME - 25.0%
JNL/Franklin Templeton Global Multisector Bond Fund (0.4%) (a)	544	6,524
JNL/Neuberger Berman Strategic Income Fund (1.8%) (a)	904	9,686
		16,210

Total Investment Companies (cost $63,982)		64,777

Total Investments - 100.0% (cost $63,982)		64,777
Other Assets and Liabilities, Net - (0.0%)		(16)
Total Net Assets - 100.0%		$64,761

Curian Guidance - Moderate Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 34.9%
Curian Dynamic Risk Advantage - Diversified Fund (6.6%) (a)	2,126	$21,956
Curian Long Short Credit Fund (1.2%) (a)	424	4,381
Curian/AQR Risk Parity Fund (1.3%) (a)	416	4,388
Curian/BlackRock Global Long Short Credit Fund (1.2%) (a)	427	4,376
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.2%) (a)	461	4,372
Curian/FAMCO Flex Core Covered Call Fund (3.0%) (a)	382	4,405
Curian/Franklin Templeton Natural Resources Fund (0.9%) (a)	167	1,663
Curian/Nicholas Convertible Arbitrage Fund (1.1%) (a)	256	2,740
Curian/PineBridge Merger Arbitrage Fund (1.0%) (a)	272	2,735
Curian/UBS Global Long Short Fixed Income Opportunities Fund (2.2%) (a)	442	4,376
Curian/Van Eck International Gold Fund (1.2%) (a)	303	1,625
JNL/AQR Managed Futures Strategy Fund (1.2%) (a)	568	5,494
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	143	1,656
JNL/Brookfield Global Infrastructure Fund (0.4%) (a)	213	3,303
JNL/Invesco Global Real Estate Fund (0.2%) (a)	325	3,322
JNL/Mellon Capital Global Alpha Fund (1.4%) (a)	175	1,647
JNL/Red Rocks Listed Private Equity Fund (0.5%) (a)	350	4,419
		76,858
DOMESTIC EQUITY - 23.1%
JNL/DFA U.S. Core Equity Fund (1.8%) (a)	949	10,181
JNL/Franklin Templeton Small Cap Value Fund (0.2%) (a)	121	2,048
JNL/Invesco Small Cap Growth Fund (0.2%) (a)	101	2,043
JNL/JPMorgan MidCap Growth Fund (0.2%) (a)	95	3,058
JNL/PPM America Mid Cap Value Fund (1.0%) (a)	204	3,080
JNL/S&P Competitive Advantage Fund (0.3%) (a)	305	5,077
JNL/S&P Dividend Income & Growth Fund (0.2%) (a)	346	5,077
JNL/S&P Intrinsic Value Fund (0.3%) (a)	319	5,081
JNL/S&P Total Yield Fund (0.4%) (a)	330	5,086
JNL/T. Rowe Price Established Growth Fund (0.2%) (a)	308	10,141
		50,872
DOMESTIC FIXED INCOME - 13.6%
Curian/DoubleLine Total Return Fund (1.7%) (a)	1,067	10,925
Curian/PIMCO Credit Income Fund (14.0%) (a)	787	8,210
JNL/PPM America Floating Rate Income Fund (0.3%) (a)	498	5,469
JNL/PPM America High Yield Bond Fund (0.2%) (a)	740	5,484
		30,088
EMERGING MARKETS EQUITY - 5.2%
Curian/Ashmore Emerging Market Small Cap Equity Fund (8.9%) (a)	185	1,887
Curian/Franklin Templeton Frontier Markets Fund (1.1%) (a)	153	1,871
JNL/Lazard Emerging Markets Fund (0.5%) (a)	714	7,748
		11,506
GLOBAL FIXED INCOME - 8.7%
JNL/Franklin Templeton Global Multisector Bond Fund (0.6%) (a)	916	10,996
JNL/Neuberger Berman Strategic Income Fund (1.6%) (a)	766	8,205
		19,201
INTERNATIONAL EQUITY - 12.0%
Curian/Lazard International Strategic Equity Fund (21.3%) (a)	1,126	13,164
JNL/Invesco International Growth Fund (1.0%) (a)	1,023	13,209
		26,373
INTERNATIONAL FIXED INCOME - 2.5%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.7%) (a)	475	5,510

Total Investment Companies (cost $213,247)		220,408

Total Investments - 100.0% (cost $213,247)		220,408
Other Assets and Liabilities, Net - (0.0%)		(50)
Total Net Assets - 100.0%		$220,358

Curian Guidance - Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 29.4%
Curian Dynamic Risk Advantage - Diversified Fund (1.1%) (a)	358	$3,694
Curian Long Short Credit Fund (0.3%) (a)	125	1,290
Curian/AQR Risk Parity Fund (0.5%) (a)	157	1,660
Curian/BlackRock Global Long Short Credit Fund (0.3%) (a)	108	1,105
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.4%) (a)	155	1,470

See accompanying Notes to Schedules of Investments.

	Shares	Value
Curian/FAMCO Flex Core Covered Call Fund (1.3%) (a)	161	1,851
Curian/Franklin Templeton Natural Resources Fund (0.4%) (a)	74	738
Curian/Nicholas Convertible Arbitrage Fund (0.4%) (a)	86	923
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.6%) (a)	130	1,289
Curian/Van Eck International Gold Fund (0.5%) (a)	135	725
JNL/AQR Managed Futures Strategy Fund (0.3%) (a)	153	1,479
JNL/BlackRock Commodity Securities Strategy Fund (0.0%) (a)	64	736
JNL/Brookfield Global Infrastructure Fund (0.2%) (a)	95	1,478
JNL/Invesco Global Real Estate Fund (0.1%) (a)	146	1,485
JNL/Red Rocks Listed Private Equity Fund (0.2%) (a)	147	1,856
		21,779
DOMESTIC EQUITY - 35.6%
JNL/DFA U.S. Core Equity Fund (0.9%) (a)	486	5,209
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (a)	62	1,047
JNL/Invesco Small Cap Growth Fund (0.1%) (a)	52	1,048
JNL/JPMorgan MidCap Growth Fund (0.1%) (a)	48	1,564
JNL/PPM America Mid Cap Value Fund (0.5%) (a)	104	1,574
JNL/S&P Competitive Advantage Fund (0.1%) (a)	156	2,597
JNL/S&P Dividend Income & Growth Fund (0.1%) (a)	177	2,596
JNL/S&P Intrinsic Value Fund (0.1%) (a)	163	2,598
JNL/S&P Total Yield Fund (0.2%) (a)	169	2,602
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	169	5,570
		26,405
DOMESTIC FIXED INCOME - 5.5%
Curian/DoubleLine Total Return Fund (0.2%) (a)	144	1,472
Curian/PIMCO Credit Income Fund (1.9%) (a)	106	1,106
JNL/PPM America Floating Rate Income Fund (0.0%) (a)	67	737
JNL/PPM America High Yield Bond Fund (0.0%) (a)	100	738
		4,053
EMERGING MARKETS EQUITY - 7.5%
Curian/Ashmore Emerging Market Small Cap Equity Fund (4.4%) (a)	91	931
Curian/Franklin Templeton Frontier Markets Fund (0.6%) (a)	76	925
JNL/Lazard Emerging Markets Fund (0.2%) (a)	343	3,726
		5,582
GLOBAL FIXED INCOME - 3.5%
JNL/Franklin Templeton Global Multisector Bond Fund (0.1%) (a)	123	1,478
JNL/Neuberger Berman Strategic Income Fund (0.2%) (a)	103	1,105
		2,583
INTERNATIONAL EQUITY - 17.5%
Curian/Lazard International Strategic Equity Fund (10.5%) (a)	555	6,495
JNL/Invesco International Growth Fund (0.5%) (a)	503	6,490
		12,985
INTERNATIONAL FIXED INCOME - 1.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	64	740

Total Investment Companies (cost $71,305)		74,127

Total Investments - 100.0% (cost $71,305)		74,127
Other Assets and Liabilities, Net - (0.0%)		(15)
Total Net Assets - 100.0%		$74,112

Curian Guidance - Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 34.8%
Curian Dynamic Risk Advantage - Diversified Fund (9.7%) (a)	3,121	$32,240
Curian Long Short Credit Fund (1.7%) (a)	622	6,432
Curian/AQR Risk Parity Fund (1.9%) (a)	612	6,457
Curian/BlackRock Global Long Short Credit Fund (1.8%) (a)	627	6,425
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.7%) (a)	678	6,424
Curian/FAMCO Flex Core Covered Call Fund (4.4%) (a)	562	6,469
Curian/Franklin Templeton Natural Resources Fund (1.3%) (a)	246	2,443
Curian/Nicholas Convertible Arbitrage Fund (1.6%) (a)	376	4,022
Curian/PineBridge Merger Arbitrage Fund (1.5%) (a)	399	4,016
Curian/UBS Global Long Short Fixed Income Opportunities Fund (3.2%) (a)	648	6,426
Curian/Van Eck International Gold Fund (1.7%) (a)	443	2,376
JNL/AQR Managed Futures Strategy Fund (1.7%) (a)	834	8,060
JNL/BlackRock Commodity Securities Strategy Fund (0.2%) (a)	211	2,434
JNL/Brookfield Global Infrastructure Fund (0.6%) (a)	313	4,859
JNL/Invesco Global Real Estate Fund (0.3%) (a)	478	4,881
JNL/Mellon Capital Global Alpha Fund (2.0%) (a)	257	2,417
JNL/Red Rocks Listed Private Equity Fund (0.7%) (a)	514	6,493
		112,874
DOMESTIC EQUITY - 29.0%
JNL/DFA U.S. Core Equity Fund (3.4%) (a)	1,754	18,826
JNL/Franklin Templeton Small Cap Value Fund (0.3%) (a)	224	3,783
JNL/Invesco Small Cap Growth Fund (0.4%) (a)	187	3,773
JNL/JPMorgan MidCap Growth Fund (0.4%) (a)	175	5,649
JNL/PPM America Mid Cap Value Fund (1.8%) (a)	378	5,696

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/S&P Competitive Advantage Fund (0.5%) (a)	564	9,386
JNL/S&P Dividend Income & Growth Fund (0.3%) (a)	642	9,426
JNL/S&P Intrinsic Value Fund (0.5%) (a)	590	9,402
JNL/S&P Total Yield Fund (0.7%) (a)	611	9,410
JNL/T. Rowe Price Established Growth Fund (0.4%) (a)	569	18,725
		94,076
DOMESTIC FIXED INCOME - 8.2%
Curian/DoubleLine Total Return Fund (1.5%) (a)	940	9,628
Curian/PIMCO Credit Income Fund (12.3%) (a)	693	7,237
JNL/PPM America Floating Rate Income Fund (0.3%) (a)	439	4,817
JNL/PPM America High Yield Bond Fund (0.2%) (a)	652	4,831
		26,513
EMERGING MARKETS EQUITY - 6.5%
Curian/Ashmore Emerging Market Small Cap Equity Fund (16.2%) (a)	334	3,421
Curian/Franklin Templeton Frontier Markets Fund (2.0%) (a)	278	3,398
JNL/Lazard Emerging Markets Fund (0.9%) (a)	1,301	14,119
		20,938
GLOBAL FIXED INCOME - 5.2%
JNL/Franklin Templeton Global Multisector Bond Fund (0.5%) (a)	810	9,714
JNL/Neuberger Berman Strategic Income Fund (1.4%) (a)	675	7,231
		16,945
INTERNATIONAL EQUITY - 14.8%
Curian/Lazard International Strategic Equity Fund (38.8%) (a)	2,048	23,944
JNL/Invesco International Growth Fund (1.8%) (a)	1,865	24,078
		48,022
INTERNATIONAL FIXED INCOME - 1.5%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.6%) (a)	420	4,875

Total Investment Companies (cost $309,583)		324,243

Total Investments - 100.0% (cost $309,583)		324,243
Other Assets and Liabilities, Net - (0.0%)		(73)
Total Net Assets - 100.0%		$324,170

Curian Guidance - Maximum Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 19.9%
Curian Long Short Credit Fund (0.3%) (a)	111	$1,149
Curian/AQR Risk Parity Fund (0.3%) (a)	109	1,153
Curian/BlackRock Global Long Short Credit Fund (0.3%) (a)	96	982
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.4%) (a)	138	1,313
Curian/FAMCO Flex Core Covered Call Fund (1.2%) (a)	158	1,816
Curian/Franklin Templeton Natural Resources Fund (0.4%) (a)	84	833
Curian/Nicholas Convertible Arbitrage Fund (0.3%) (a)	76	819
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.6%) (a)	116	1,149
Curian/Van Eck International Gold Fund (0.6%) (a)	151	808
JNL/AQR Managed Futures Strategy Fund (0.3%) (a)	137	1,322
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	72	829
JNL/Brookfield Global Infrastructure Fund (0.2%) (a)	85	1,323
JNL/Invesco Global Real Estate Fund (0.1%) (a)	133	1,355
JNL/Red Rocks Listed Private Equity Fund (0.2%) (a)	131	1,656
		16,507
DOMESTIC EQUITY - 47.0%
Curian Focused U.S. Equity Fund (80.9%) (a)	690	7,859
JNL/DFA U.S. Core Equity Fund (1.4%) (a)	726	7,791
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (a)	93	1,562
JNL/Invesco Small Cap Growth Fund (0.2%) (a)	77	1,555
JNL/JPMorgan MidCap Growth Fund (0.2%) (a)	72	2,331
JNL/PPM America Mid Cap Value Fund (0.7%) (a)	156	2,356
JNL/S&P Competitive Advantage Fund (0.2%) (a)	232	3,860
JNL/S&P Dividend Income & Growth Fund (0.1%) (a)	265	3,887
JNL/S&P Intrinsic Value Fund (0.2%) (a)	245	3,903
JNL/S&P Total Yield Fund (0.3%) (a)	252	3,886
		38,990
EMERGING MARKETS EQUITY - 10.0%
Curian/Ashmore Emerging Market Small Cap Equity Fund (6.5%) (a)	134	1,372
Curian/Franklin Templeton Frontier Markets Fund (0.8%) (a)	112	1,369
JNL/Lazard Emerging Markets Fund (0.4%) (a)	517	5,603
		8,344
INTERNATIONAL EQUITY - 23.1%
Curian Focused International Equity Fund (89.9%) (a)	901	9,566
Curian/Lazard International Strategic Equity Fund (15.5%) (a)	819	9,579
		19,145

Total Investment Companies (cost $76,930)		82,986

Total Investments - 100.0% (cost $76,930)		82,986
Other Assets and Liabilities, Net - (0.0%)		(19)
Total Net Assets - 100.0%		$82,967

See accompanying Notes to Schedules of Investments.

Curian Guidance - Tactical Moderate Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 34.9%
Curian Dynamic Risk Advantage - Diversified Fund (7.5%) (a)	2,440	$25,201
Curian Long Short Credit Fund (1.3%) (a)	487	5,035
Curian/AQR Risk Parity Fund (1.5%) (a)	481	5,075
Curian/BlackRock Global Long Short Credit Fund (1.2%) (a)	428	4,392
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.4%) (a)	532	5,044
Curian/FAMCO Flex Core Covered Call Fund (3.4%) (a)	440	5,070
Curian/Franklin Templeton Natural Resources Fund (1.3%) (a)	258	2,563
Curian/Nicholas Convertible Arbitrage Fund (1.2%) (a)	293	3,138
Curian/PineBridge Merger Arbitrage Fund (1.2%) (a)	312	3,140
Curian/UBS Global Long Short Income Opportunities Fund (2.2%) (a)	444	4,404
Curian/Van Eck International Gold Fund (1.3%) (a)	344	1,844
JNL/AQR Managed Futures Strategy Fund (1.3%) (a)	650	6,282
JNL/BlackRock Commodity Securities Strategy Fund (0.2%) (a)	221	2,551
JNL/Brookfield Global Infrastructure Fund (0.5%) (a)	246	3,820
JNL/Invesco Global Real Estate Fund (0.2%) (a)	376	3,834
JNL/Mellon Capital Global Alpha Fund (1.6%) (a)	201	1,890
JNL/Red Rocks Listed Private Equity Fund (0.6%) (a)	403	5,093
		88,376
DOMESTIC EQUITY - 35.9%
JNL/Mellon Capital S&P 400 MidCap Index Fund (1.9%) (a)	1,727	32,990
JNL/Mellon Capital S&P 500 Index Fund (1.2%) (a)	2,597	40,465
JNL/Mellon Capital Small Cap Index Fund (0.9%) (a)	1,038	17,670
		91,125
DOMESTIC FIXED INCOME - 10.9%
JNL/Mellon Capital Bond Index Fund (0.0%) (a)	2,340	27,679
EMERGING MARKETS EQUITY - 1.6%
JNL/Mellon Capital Emerging Markets Index Fund (0.5%) (a)	393	3,959
INTERNATIONAL EQUITY - 16.7%
JNL/Mellon Capital International Index Fund (1.8%) (a)	2,912	42,459
SHORT TERM INVESTMENTS - 0.0%
JNL/WMC Money Market Fund (0.0%) (a)	—	—

Total Investment Companies (cost $244,941)		253,598

Total Investments - 100.0% (cost $244,941)		253,598
Other Assets and Liabilities, Net - (0.0%)		(60)
Total Net Assets - 100.0%		$253,538

Curian Guidance - Tactical Maximum Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 20.0%
Curian Long Short Credit Fund (0.3%) (a)	109	$1,126
Curian/AQR Risk Parity Fund (0.3%) (a)	107	1,133
Curian/BlackRock Global Long Short Credit Fund (0.3%) (a)	94	964
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.3%) (a)	136	1,287
Curian/FAMCO Flex Core Covered Call Fund (1.2%) (a)	155	1,784
Curian/Franklin Templeton Natural Resources Fund (0.4%) (a)	82	815
Curian/Nicholas Convertible Arbitrage Fund (0.3%) (a)	75	803
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.6%) (a)	113	1,125
Curian/Van Eck International Gold Fund (0.6%) (a)	144	774
JNL/AQR Managed Futures Strategy Fund (0.2%) (a)	116	1,124
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	84	974
JNL/Brookfield Global Infrastructure Fund (0.2%) (a)	84	1,297
JNL/Invesco Global Real Estate Fund (0.1%) (a)	128	1,305
JNL/Red Rocks Listed Private Equity Fund (0.2%) (a)	129	1,623
		16,134
DOMESTIC BALANCED - 25.0%
Curian/T. Rowe Price Capital Appreciation Fund (37.8%) (a)	1,869	20,172
DOMESTIC EQUITY - 19.9%
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (a)	96	1,620
JNL/Invesco Small Cap Growth Fund (0.2%) (a)	80	1,600
JNL/T. Rowe Price Established Growth Fund (0.2%) (a)	216	7,127
JNL/T. Rowe Price Value Fund (0.2%) (a)	340	5,686
		16,033
EMERGING MARKETS EQUITY - 1.0%
JNL/Lazard Emerging Markets Fund (0.1%) (a)	77	833
GLOBAL BALANCED - 25.0%
JNL/Ivy Asset Strategy Fund (0.6%) (a)	1,354	20,186
INTERNATIONAL EQUITY - 9.1%
JNL/Invesco International Growth Fund (0.6%) (a)	571	7,366

Total Investment Companies (cost $75,798)		80,724

Total Investments - 100.0% (cost $75,798)		80,724
Other Assets and Liabilities, Net - (0.0%)		(19)
Total Net Assets - 100.0%		$80,705

See accompanying Notes to Schedules of Investments.

Curian Guidance - Institutional Alt 65 Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 64.9%
Curian Long Short Credit Fund (1.7%) (a)	602	$6,226
Curian/AQR Risk Parity Fund (1.9%) (a)	594	6,268
Curian/BlackRock Global Long Short Credit Fund (1.5%) (a)	531	5,441
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.7%) (a)	657	6,228
Curian/FAMCO Flex Core Covered Call Fund (4.3%) (a)	545	6,275
Curian/Franklin Templeton Natural Resources Fund (1.7%) (a)	317	3,148
Curian/Nicholas Convertible Arbitrage Fund (1.5%) (a)	363	3,888
Curian/PineBridge Merger Arbitrage Fund (1.5%) (a)	386	3,889
Curian/UBS Global Long Short Fixed Income Opportunities Fund (2.7%) (a)	549	5,442
Curian/Van Eck International Gold Fund (1.6%) (a)	428	2,298
JNL/AQR Managed Futures Strategy Fund (1.7%) (a)	806	7,793
JNL/BlackRock Commodity Securities Strategy Fund (0.2%) (a)	272	3,141
JNL/Brookfield Global Infrastructure Fund (0.6%) (a)	304	4,714
JNL/Invesco Global Real Estate Fund (0.3%) (a)	464	4,734
JNL/Mellon Capital Global Alpha Fund (1.9%) (a)	250	2,345
JNL/Red Rocks Listed Private Equity Fund (0.7%) (a)	499	6,300
		78,130
DOMESTIC EQUITY - 14.0%
Curian/DFA U.S. Micro Cap Fund (0.7%) (a)	84	1,210
JNL/Franklin Templeton Small Cap Value Fund (0.2%) (a)	108	1,823
JNL/Invesco Small Cap Growth Fund (0.2%) (a)	90	1,804
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	181	5,971
JNL/T. Rowe Price Value Fund (0.2%) (a)	362	6,056
		16,864
DOMESTIC FIXED INCOME - 5.5%
Curian/DoubleLine Total Return Fund (0.7%) (a)	408	4,178
JNL/PPM America Floating Rate Income Fund (0.1%) (a)	109	1,195
JNL/PPM America High Yield Bond Fund (0.0%) (a)	162	1,198
		6,571
EMERGING MARKETS EQUITY - 2.5%
Curian/Franklin Templeton Frontier Markets Fund (0.7%) (a)	99	1,208
JNL/Lazard Emerging Markets Fund (0.1%) (a)	171	1,863
		3,071
GLOBAL FIXED INCOME - 6.5%
JNL/Franklin Templeton Global Multisector Bond Fund (0.4%) (a)	655	7,856

INTERNATIONAL EQUITY - 6.6%
JNL/Franklin Templeton International Small Cap Growth Fund (0.3%) (a)	108	1,215
JNL/Invesco International Growth Fund (0.5%) (a)	519	6,705
		7,920
Total Investment Companies (cost $112,740)		120,412

Total Investments - 100.0% (cost $112,740)		120,412
Other Assets and Liabilities, Net - (0.0%)		(29)
Total Net Assets - 100.0%		$120,383

Curian Guidance - Institutional Alt 100 Conservative Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 100.0%
Curian Long Short Credit Fund (0.5%) (a)	170	$1,754
Curian/AQR Risk Parity Fund (0.5%) (a)	166	1,755
Curian/BlackRock Global Long Short Credit Fund (0.6%) (a)	214	2,190
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.5%) (a)	184	1,748
Curian/FAMCO Flex Core Covered Call Fund (0.7%) (a)	96	1,101
Curian/Neuberger Berman Currency Fund (1.1%) (a)	133	1,311
Curian/Nicholas Convertible Arbitrage Fund (0.7%) (a)	164	1,755
Curian/PineBridge Merger Arbitrage Fund (0.5%) (a)	130	1,314
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.7%) (a)	88	875
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.6%) (a)	133	1,314
JNL/AQR Managed Futures Strategy Fund (0.5%) (a)	227	2,199
JNL/Brookfield Global Infrastructure Fund (0.1%) (a)	43	659
JNL/Invesco Global Real Estate Fund (0.0%) (a)	65	662
JNL/Mellon Capital Global Alpha Fund (1.8%) (a)	234	2,195
JNL/Red Rocks Listed Private Equity Fund (0.1%) (a)	87	1,104

Total Investment Companies (cost $21,833)		21,936

Total Investments - 100.0% (cost $21,833)		21,936
Other Assets and Liabilities, Net - (0.0%)		(5)
Total Net Assets - 100.0%		$21,931

Curian Guidance - Institutional Alt 100 Moderate Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 100.0%
Curian Long Short Credit Fund (6.4%) (a)	2,336	$24,151
Curian/AQR Risk Parity Fund (7.3%) (a)	2,306	24,331
Curian/BlackRock Global Long Short Credit Fund (5.8%) (a)	2,059	21,105
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (6.6%) (a)	2,548	24,159

See accompanying Notes to Schedules of Investments.

	Shares	Value
Curian/FAMCO Flex Core Covered Call Fund (16.5%) (a)	2,113	24,336
Curian/Franklin Templeton Natural Resources Fund (6.5%) (a)	1,248	12,403
Curian/Nicholas Convertible Arbitrage Fund (5.9%) (a)	1,410	15,085
Curian/PineBridge Merger Arbitrage Fund (5.7%) (a)	1,497	15,078
Curian/UBS Global Long Short Fixed Income Opportunities Fund (10.4%) (a)	2,129	21,102
Curian/Van Eck International Gold Fund (6.3%) (a)	1,658	8,889
JNL/AQR Managed Futures Strategy Fund (6.4%) (a)	3,122	30,193
JNL/BlackRock Commodity Securities Strategy Fund (0.8%) (a)	1,064	12,298
JNL/Brookfield Global Infrastructure Fund (2.3%) (a)	1,184	18,347
JNL/Invesco Global Real Estate Fund (1.1%) (a)	1,800	18,377
JNL/Mellon Capital Global Alpha Fund (7.5%) (a)	966	9,073
JNL/Red Rocks Listed Private Equity Fund (2.8%) (a)	1,935	24,433

Total Investment Companies (cost $294,876)		303,360

Total Investments - 100.0% (cost $294,876)		303,360
Other Assets and Liabilities, Net - (0.0%)		(74)
Total Net Assets - 100.0%		$303,286

Curian Guidance - Institutional Alt 100 Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 100.0%
Curian Long Short Credit Fund (1.0%) (a)	373	$3,858
Curian/AQR Risk Parity Fund (1.2%) (a)	366	3,861
Curian/BlackRock Global Long Short Credit Fund (0.9%) (a)	322	3,304
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.2%) (a)	464	4,397
Curian/FAMCO Flex Core Covered Call Fund (4.1%) (a)	529	6,092
Curian/Franklin Templeton Natural Resources Fund (1.5%) (a)	279	2,775
Curian/Nicholas Convertible Arbitrage Fund (1.1%) (a)	258	2,758
Curian/UBS Global Long Short Fixed Income Opportunities Fund (1.9%) (a)	389	3,853
Curian/Van Eck International Gold Fund (1.9%) (a)	508	2,720
JNL/AQR Managed Futures Strategy Fund (0.9%) (a)	457	4,424
JNL/BlackRock Commodity Securities Strategy Fund (0.2%) (a)	239	2,762
JNL/Brookfield Global Infrastructure Fund (0.6%) (a)	285	4,423
JNL/Invesco Global Real Estate Fund (0.3%) (a)	435	4,444
JNL/Red Rocks Listed Private Equity Fund (0.6%) (a)	440	5,554

Total Investment Companies (cost $53,824)		55,225

Total Investments - 100.0% (cost $53,824)		55,225
Other Assets and Liabilities, Net - (0.0%)		(11)
Total Net Assets - 100.0%		$55,214

Curian Guidance - International Opportunities Conservative Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 20.0%
Curian/Neuberger Berman Currency Fund (0.2%) (a)	27	$267
Curian/Urdang International REIT Fund (1.8%) (a)	30	270
		537
EMERGING MARKETS EQUITY - 4.1%
JNL/Lazard Emerging Markets Fund (0.0%) (a)	10	110

INTERNATIONAL EQUITY - 16.1%
Curian/Lazard International Strategic Equity Fund (0.4%) (a)	18	216
JNL/Invesco International Growth Fund (0.0%) (a)	17	216
		432
INTERNATIONAL FIXED INCOME - 59.8%
Curian/Baring International Fixed Income Fund (5.8%) (a)	122	1,200
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	35	403
		1,603
Total Investment Companies (cost $2,654)		2,682

Total Investments - 100.0% (cost $2,654)		2,682
Other Assets and Liabilities, Net - (0.0%)		—
Total Net Assets - 100.0%		$2,682

Curian Guidance - International Opportunities Moderate Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 8.0%
Curian/Neuberger Berman Currency Fund (0.2%) (a)	21	$206
Curian/Urdang International REIT Fund (2.4%) (a)	39	348
		554
EMERGING MARKETS EQUITY - 25.4%
Curian/Aberdeen Latin America Fund (2.3%) (a)	27	222
Curian/Ashmore Emerging Market Small Cap Equity Fund (2.0%) (a)	41	419
Curian/Franklin Templeton Frontier Markets Fund (0.2%) (a)	28	346
Curian/Schroder Emerging Europe Fund (1.0%) (a)	23	217

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Eastspring Investments China-India Fund (0.1%) (a)	30	210
JNL/Lazard Emerging Markets Fund (0.0%) (a)	33	353
		1,767
INTERNATIONAL EQUITY - 27.1%
Curian/Lazard International Strategic Equity Fund (0.9%) (a)	47	557
JNL/Eastspring Investments Asia ex-Japan Fund (0.3%) (a)	56	423
JNL/Invesco International Growth Fund (0.1%) (a)	70	904
		1,884
INTERNATIONAL FIXED INCOME - 39.5%
Curian/Baring International Fixed Income Fund (8.3%) (a)	174	1,713
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (a)	89	1,038
		2,751
Total Investment Companies (cost $6,861)		6,956

Total Investments - 100.0% (cost $6,861)		6,956
Other Assets and Liabilities, Net - (0.0%)		(2)
Total Net Assets - 100.0%		$6,954

Curian Guidance - International Opportunities Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 7.9%
Curian/Neuberger Berman Currency Fund (0.1%) (a)	17	$168
Curian/Urdang International REIT Fund (1.9%) (a)	32	282
		450
EMERGING MARKETS EQUITY - 39.4%
Curian/Aberdeen Latin America Fund (4.2%) (a)	50	409
Curian/Ashmore Emerging Market Small Cap Equity Fund (2.7%) (a)	55	567
Curian/Franklin Templeton Frontier Markets Fund (0.2%) (a)	28	337
Curian/Schroder Emerging Europe Fund (1.0%) (a)	25	234
JNL/Eastspring Investments China-India Fund (0.1%) (a)	40	284
JNL/Lazard Emerging Markets Fund (0.0%) (a)	37	403
		2,234
INTERNATIONAL EQUITY - 33.0%
Curian/Lazard International Strategic Equity Fund (0.9%) (a)	48	565
JNL/Eastspring Investments Asia ex-Japan Fund (0.3%) (a)	61	458
JNL/Invesco International Growth Fund (0.1%) (a)	66	848
		1,871
INTERNATIONAL FIXED INCOME - 19.7%
Curian/Baring International Fixed Income Fund (3.8%) (a)	79	780
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (a)	29	338
		1,118
Total Investment Companies (cost $5,518)		5,673

Total Investments - 100.0% (cost $5,518)		5,673
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$5,672

Curian Guidance - Equity 100 Fund

INVESTMENT COMPANIES - 100.0%

DOMESTIC EQUITY - 67.0%
JNL/Franklin Templeton Small Cap Value Fund (0.4%) (a)	226	$3,816
JNL/Invesco Small Cap Growth Fund (0.5%) (a)	221	4,452
JNL/Mellon Capital S&P 500 Index Fund (0.5%) (a)	1,094	17,038
JNL/T. Rowe Price Established Growth Fund (0.2%) (a)	287	9,467
JNL/T. Rowe Price Value Fund (0.3%) (a)	455	7,600
		42,373
EMERGING MARKETS EQUITY - 3.1%
JNL/Lazard Emerging Markets Fund (0.1%) (a)	178	1,937

INTERNATIONAL EQUITY - 29.9%
JNL/Invesco International Growth Fund (0.7%) (a)	733	9,464
JNL/Mellon Capital International Index (0.4%) (a)	648	9,450
		18,914
Total Investment Companies (cost $60,025)		63,224

Total Investments - 100.0% (cost $60,025)		63,224
Other Assets and Liabilities, Net - (0.0%)		(14)
Total Net Assets - 100.0%		$63,210

Curian Guidance - Fixed Income 100 Fund

INVESTMENT COMPANIES - 100.0%

DOMESTIC FIXED INCOME - 99.0%
Curian/PIMCO Credit Income Fund (18.8%) (a)	1,055	$11,009
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.2%) (a)	189	2,514
JNL/Mellon Capital Bond Index Fund (0.0%) (a)	452	5,342
JNL/PPM America Floating Rate Income Fund (0.2%) (a)	286	3,143
JNL/PPM America High Yield Bond Fund (0.1%) (a)	468	3,466
JNL/T. Rowe Price Short-Term Bond Fund (0.3%) (a)	567	5,657
		31,131

See accompanying Notes to Schedules of Investments.

	Shares	Value
INTERNATIONAL FIXED INCOME - 1.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (a)	27	316

Total Investment Companies (cost $31,536)		31,447

Total Investments - 100.0% (cost $31,536)		31,447
Other Assets and Liabilities, Net - (0.0%)		(7)
Total Net Assets - 100.0%		$31,440

Curian Guidance - Real Assets Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 88.0%
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	73	$692
Curian/Franklin Templeton Natural Resources Fund (0.4%) (a)	70	697
Curian/Neuberger Berman Currency Fund (0.6%) (a)	70	692
Curian/Urdang International REIT Fund (3.8%) (a)	63	558
Curian/Van Eck International Gold Fund (0.3%) (a)	89	478
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (a)	108	1,248
JNL/Brookfield Global Infrastructure Fund (0.1%) (a)	76	1,183
JNL/Invesco Global Real Estate Fund (0.0%) (a)	55	559
		6,107
DOMESTIC FIXED INCOME - 12.0%
JNL/PIMCO Real Return Fund (0.0%) (a)	80	831

Total Investment Companies (cost $6,774)		6,938

Total Investments - 100.0% (cost $6,774)		6,938
Other Assets and Liabilities, Net - (0.0%)		(2)
Total Net Assets - 100.0%		$6,936

Curian/American Funds® Global Growth Fund

INVESTMENT COMPANIES - 100.0%

GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	373	$11,101

Total Investment Companies (cost $10,954)		11,101

Total Investments - 100.0% (cost $10,954)		11,101
Other Assets and Liabilities, Net - (0.0%)		(3)
Total Net Assets - 100.0%		$11,098

Curian/American Funds® Growth Fund

INVESTMENT COMPANIES - 100.0%

DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth Fund - Class 1	750	$59,150

Total Investment Companies (cost $52,393)		59,150

Total Investments - 100.0% (cost $52,393)		59,150
Other Assets and Liabilities, Net - (0.0%)		(28)
Total Net Assets - 100.0%		$59,122

(a)

At March 31, 2014, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Abbreviations:

“-” Amount rounds to less than one thousand

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Security Valuation and Fair Value Measurement  Curian Capital, LLC (“Curian”) has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”), an affiliate of Curian.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The Curian Guidance Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which is filed in conjunction with this report.  Each Feeder Fund’s investment in its corresponding applicable Master Fund is valued at the daily NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into 3 broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates - The Curian Guidance Funds invested solely in shares of other affiliated Funds of the Trust and other Funds advised by JNAM.

Income Tax Matters - As of March 31, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Guidance - Interest Rate Opportunities Fund	$37,865	$873	$(686)	$187
Curian Guidance - Multi-Strategy Income Fund	25,329	409	(346)	63
Curian Guidance - Equity Income Fund	47,789	3,422	(277)	3,145
Curian Guidance - Conservative Fund	64,109	974	(306)	668
Curian Guidance - Moderate Fund	213,391	8,670	(1,653)	7,017
Curian Guidance - Growth Fund	71,336	3,069	(278)	2,791
Curian Guidance - Moderate Growth Fund	309,979	16,606	(2,342)	14,264
Curian Guidance - Maximum Growth Fund	77,039	6,296	(349)	5,947
Curian Guidance - Tactical Moderate Growth Fund	245,766	9,808	(1,976)	7,832
Curian Guidance - Tactical Maximum Growth Fund	75,963	5,133	(372)	4,761
Curian Guidance - Institutional Alt 65 Fund	113,274	8,644	(1,506)	7,138
Curian Guidance - Institutional Alt 100 Conservative Fund	21,889	333	(286)	47
Curian Guidance - Institutional Alt 100 Moderate Fund	296,925	12,388	(5,953)	6,435
Curian Guidance - Institutional Alt 100 Growth Fund	53,940	1,611	(326)	1,285
Curian Guidance - International Opportunities Conservative Fund	2,661	60	(39)	21
Curian Guidance - International Opportunities Moderate Fund	6,878	200	(122)	78
Curian Guidance - International Opportunities Growth Fund	5,530	212	(69)	143
Curian Guidance - Equity 100 Fund	60,103	3,240	(119)	3,121
Curian Guidance - Fixed Income 100 Fund	31,738	156	(447)	(291)
Curian Guidance - Real Assets Fund	6,781	255	(98)	157
Curian/American Funds Global Growth Fund	10,954	177	(30)	147
Curian/American Funds Growth Fund	52,397	6,828	(75)	6,753

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

Curian Tactical Advantage 35 Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 99.5%
iShares Barclays Capital Intermediate Credit Bond Fund	21	$2,275
iShares Capital 3-7 Year Treasury Bond Fund (a)	22	2,634
iShares MBS Bond Fund (a)	47	5,029
iShares MSCI EMU ETF (a)	62	2,627
iShares MSCI Japan ETF (a)	68	768
iShares MSCI Pacific ex-Japan ETF	3	159
iShares MSCI United Kingdom Index Fund	60	1,239
iShares Russell 1000 Growth Index Fund (a)	52	4,519
iShares Russell 1000 Value Index Fund (a)	40	3,820
iShares Russell 2000 Growth Index Fund	7	1,020
iShares Russell 2000 Value Index Fund (a)	10	1,048
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	30	3,191
PIMCO Enhanced Short Maturity ETF (a)	11	1,136
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	9	260
Vanguard Index Funds MSCI Emerging Market (a)	10	419
Vanguard Intermediate-Term Corporate Bond ETF (a)	9	756
Vanguard Short-Term Corporate Bond ETF (a)	57	4,540
Vanguard Total Bond Market ETF	69	5,587

Total Investment Companies (cost $40,119)		41,027

SHORT TERM INVESTMENTS - 29.4%

Investment Company - 0.8%
JNL Money Market Fund, 0.01% (b) (c)	327	327

Securities Lending Collateral - 28.6%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (c)	2,000	2,000
Fidelity Institutional Money Market Portfolio, 0.08% (c)	2,000	2,000
Repurchase Agreement with MLP, 0.05% (Collateralized by $114 U.S. Treasury Bill, due 04/10/14-03/05/15, value $114, $119 U.S. Treasury Note Strip, due 05/15/14-11/15/22, value $114, $153 U.S. Treasury Inflation Indexed Note, 0.13-3.88%, due 04/15/14-02/15/43, value $168, $154 U.S. Treasury Bond, 3.00-10.63%, due 08/15/15-11/15/43, value $178, $1,110 U.S. Treasury Note, 0.13-9.88%, due 4/15/14-02/15/23, value $1,134, and $2,897 U.S. Treasury Bond Strip, due 08/15/14-02/15/44, value $1,424) acquired 03/31/14, due on 04/01/14 at $3,071	$3,071	3,071
Repurchase Agreement with RBC, 0.04% (Collateralized $16 U.S. Treasury Bond Strip, due 02/15/27-11/15/42, value $10, $146 U.S. Treasury Inflation Indexed Note, 2.13%, due 02/15/41, value $188, $307 U.S. Treasury Bond, 3.13-5.00%, 02/15/36-02/15/43, value $339, $953 U.S. Treasury Bill, due 03/05/15, value $952, and $3,234 U.S. Treasury Note, 0.25-4.13%, due 07/15/14-08/15/21, value $3,313) acquired 03/31/14, due on 04/01/14 at $4,708	4,708	4,708
		11,779
Total Short Term Investments (cost $12,106)		12,106

Total Investments - 128.9% (cost $52,225)		53,133
Other Assets and Liabilities, Net - (28.9%)		(11,899)
Total Net Assets - 100.0%		$41,234

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian Tactical Advantage 60 Fund

INVESTMENT COMPANIES - 99.8%
iShares Barclays Capital Intermediate Credit Bond Fund	28	$3,027
iShares Capital 3-7 Year Treasury Bond Fund (a)	30	3,580
iShares MBS Bond Fund (a)	63	6,715
iShares MSCI EMU ETF (a)	251	10,625
iShares MSCI Japan ETF (a)	277	3,142
iShares MSCI Pacific ex-Japan ETF (a)	14	656
iShares MSCI United Kingdom Index Fund	243	5,001
iShares Russell 1000 Growth Index Fund (a)	212	18,376
iShares Russell 1000 Value Index Fund (a)	161	15,539
iShares Russell 2000 Growth Index Fund (a)	30	4,122
iShares Russell 2000 Value Index Fund (a)	38	3,807
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	42	4,466
PIMCO Enhanced Short Maturity ETF (a)	15	1,543
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	24	685
Vanguard Index Funds MSCI Emerging Market (a)	41	1,682
Vanguard Intermediate-Term Corporate Bond ETF (a)	12	1,005
Vanguard Short-Term Corporate Bond ETF (a)	76	6,059
Vanguard Total Bond Market ETF	91	7,417

Total Investment Companies (cost $93,711)		97,447

SHORT TERM INVESTMENTS - 29.6%

Investment Company - 0.6%
JNL Money Market Fund, 0.01% (b) (c)	556	556

Securities Lending Collateral - 29.0%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (c)	5,000	5,000
Fidelity Institutional Money Market Portfolio, 0.08% (c)	4,000	4,000

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with MLP, 0.05% (Collateralized by $369 U.S. Treasury Bill, due 04/10/14-03/05/15, value $369, $386 U.S. Treasury Note Strip, due 05/15/14-11/15/22, value $369, $495 U.S. Treasury Inflation Indexed Note, 0.13-3.88%, due 04/15/14-02/15/43, value $545, $500 U.S. Treasury Bond, 3.00-10.63%, due 08/15/15-11/15/43, value $577, $3,592 U.S. Treasury Note, 0.13-9.88%, due 4/15/14-02/15/23, value $3,673, and $9,378 U.S. Treasury Bond Strip, due 08/15/14-02/15/44, value $4,609) acquired 03/31/14, due on 04/01/14 at $9,942	$9,942	9,942
Repurchase Agreement with RBC, 0.04% (Collateralized $32 U.S. Treasury Bond Strip, due 02/15/27-11/15/42, value $20, $290 U.S. Treasury Inflation Indexed Note, 2.13%, due 02/15/41, value $374, $612 U.S. Treasury Bond, 3.13-5.00%, 02/15/36-02/15/43, value $675, $1,899 U.S. Treasury Bill, due 03/05/15, value $1,897, and $6,443 U.S. Treasury Note, 0.25-4.13%, due 07/15/14-08/15/21, value $6,602) acquired 03/31/14, due on 04/01/14 at $9,381	9,381	9,381
		28,323
Total Short Term Investments (cost $28,879)		28,879

Total Investments - 129.4% (cost $122,590)		126,326
Other Assets and Liabilities, Net - (29.4%)		(28,674)
Total Net Assets - 100.0%		$97,652

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian Tactical Advantage 75 Fund

INVESTMENT COMPANIES - 99.5%
iShares Barclays Capital Intermediate Credit Bond Fund	12	$1,363
iShares Capital 3-7 Year Treasury Bond Fund (a)	12	1,496
iShares MBS Bond Fund (a)	27	2,878
iShares MSCI EMU ETF (a)	271	11,463
iShares MSCI Japan ETF (a)	287	3,248
iShares MSCI Pacific ex-Japan ETF (a)	15	710
iShares MSCI United Kingdom Index Fund	262	5,389
iShares Russell 1000 Growth Index Fund (a)	234	20,232
iShares Russell 1000 Value Index Fund (a)	177	17,103
iShares Russell 2000 Growth Index Fund (a)	36	4,916
iShares Russell 2000 Value Index Fund (a)	42	4,192
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	17	1,826
PIMCO Enhanced Short Maturity ETF	6	647
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	16	455
Vanguard Index Funds MSCI Emerging Market (a)	37	1,494
Vanguard Intermediate-Term Corporate Bond ETF (a)	5	455
Vanguard Short-Term Corporate Bond ETF (a)	34	2,743
Vanguard Total Bond Market ETF	41	3,336

Total Investment Companies (cost $80,150)		83,946

SHORT TERM INVESTMENTS - 28.2%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (b) (c)	426	426

Securities Lending Collateral - 27.7%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (c)	4,000	4,000
Fidelity Institutional Money Market Portfolio, 0.08% (c)	4,000	4,000
Repurchase Agreement with MLP, 0.05% (Collateralized by $384 U.S. Treasury Bill, due 04/10/14-03/05/15, value $384, $402 U.S. Treasury Note Strip, due 05/15/14-11/15/22, value $384, $515 U.S. Treasury Inflation Indexed Note, 0.13-3.88%, due 04/15/14-02/15/43, value $567, $520 U.S. Treasury Bond, 3.00-10.63%, due 08/15/15-11/15/43, value $600, $3,738 U.S. Treasury Note, 0.13-9.88%, due 4/15/14-02/15/23, value $3,822, and $9,759 U.S. Treasury Bond Strip, due 08/15/14-02/15/44, value $4,797) acquired 03/31/14, due on 04/01/14 at $10,347	$10,347	10,347
Repurchase Agreement with RBC, 0.04% (Collateralized $17 U.S. Treasury Bond Strip, due 02/15/27-11/15/42, value $11, $155 U.S. Treasury Inflation Indexed Note, 2.13%, due 02/15/41, value $200, $326 U.S. Treasury Bond, 3.13-5.00%, 02/15/36-02/15/43, value $360, $1,012 U.S. Treasury Bill, due 03/05/15, value $1,011, and $3,434 U.S. Treasury Note, 0.25-4.13%, due 07/15/14-08/15/21, value $3,519) acquired 03/31/14, due on 04/01/14 at $5,000	5,000	5,000
		23,347
Total Short Term Investments (cost $23,773)		23,773

Total Investments - 127.7% (cost $103,923)		107,719
Other Assets and Liabilities, Net - (27.7%)		(23,394)
Total Net Assets - 100.0%		$84,325

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian Dynamic Risk Advantage - Diversified Fund

INVESTMENT COMPANIES - 8.5%
Alerian MLP ETF (a)	319	$5,640
iShares 1-3 Year Treasury Bond Fund (a)	1	121
iShares Core Total U.S. Bond Market ETF	43	4,673
iShares JPMorgan USD Emerging Markets Bond Fund (a)	52	5,842
iShares MSCI ACWI ETF (a)	1	81
iShares MSCI Canada ETF (a)	41	1,224
iShares MSCI EAFE ETF	—	26
SPDR Barclays High Yield Bond ETF (a)	80	3,303
SPDR Barclays Short Term High Yield Bond ETF (a)	90	2,794
SPDR S&P 500 ETF Trust - Series 1 (a)	—	59

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Vanguard Index Funds MSCI Emerging Market (a)	1	49
Vanguard REIT ETF	67	4,703

Total Investment Companies (cost $28,094)		28,515

SHORT TERM INVESTMENTS - 94.6%

Federal Home Loan Bank - 10.8%
Federal Home Loan Bank
0.09%, 04/09/14 (b)	$5,000	5,000
0.05%, 05/02/14 (b)	10,000	10,000
0.11%, 05/21/14 (b)	15,000	14,999
0.08%, 09/24/14 (b)	6,000	5,998
		35,997
Federal Home Loan Mortgage Corp. - 12.3%
Federal Home Loan Mortgage Corp.
0.10%, 04/07/14 - 05/05/14 (b)	14,500	14,500
0.11%, 05/12/14 (b)	7,000	7,000
0.13%, 06/18/14 (b)	10,000	9,999
0.08%, 09/02/14 (b)	9,500	9,498
		40,997
Federal National Mortgage Association - 12.3%
Federal National Mortgage Association
0.15%, 04/02/14 (b)	13,000	13,000
0.10%, 05/07/14 - 05/14/14 (b)	18,000	17,999
0.13%, 06/18/14 (b)	10,000	9,999
		40,998
Investment Company - 3.7%
JNL Money Market Fund, 0.01% (c) (d)	12,396	12,396

Securities Lending Collateral - 5.5%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (d)	500	500
Fidelity Institutional Money Market Portfolio, 0.08% (d)	2,000	2,000
Repurchase Agreement with MLP, 0.05% (Collateralized by $404 U.S. Treasury Bill, due 04/10/14-03/05/15, value $404, $424 U.S. Treasury Note Strip, due 05/15/14-11/15/22, value $405, $542 U.S. Treasury Inflation Indexed Note, 0.13-3.88%, due 04/15/14-02/15/43, value $597, $548 U.S. Treasury Bond, 3.00-10.63%, due 08/15/15-11/15/43, value $632, $3,937 U.S. Treasury Note, 0.13-9.88%, due 4/15/14-02/15/23, value $4,026, and $10,278 U.S. Treasury Bond Strip, due 08/15/14-02/15/44, value $5,052) acquired 03/31/14, due on 04/01/14 at $10,897	$10,897	10,897
Repurchase Agreement with RBC, 0.04% (Collateralized $17 U.S. Treasury Bond Strip, due 02/15/27-11/15/42, value $11, $155 U.S. Treasury Inflation Indexed Note, 2.13%, due 02/15/41, value $200, $326 U.S. Treasury Bond, 3.13-5.00%, 02/15/36-02/15/43, value $360, $1,012 U.S. Treasury Bill, due 03/05/15, value $1,011, and $3,434 U.S. Treasury Note, 0.25-4.13%, due 07/15/14-08/15/21, value $3,519) acquired 03/31/14, due on 04/01/14 at $5,000	5,000	5,000
		18,397
Treasury Securities - 50.0%
U.S. Treasury Bill
0.04%, 04/03/14	73,500	73,500
0.03%, 04/24/14	35,375	35,374
0.06%, 05/01/14	34,000	33,999
0.04%, 05/22/14	22,000	21,999
0.04%, 06/26/14 (e)	2,035	2,035
		166,907
Total Short Term Investments (cost $315,682)		315,692

Total Investments - 103.1% (cost $343,776)		344,207
Other Assets and Liabilities, Net - (3.1%)		(10,240)
Total Net Assets - 100.0%		$333,967

(a)	All or portion of the security was on loan.
(b)	This security is a direct debt of the agency and not collateralized by mortgages.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.
(e)	All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
MSCI Mini EAFE Index Future	June 2014	147	$409
MSCI Mini Emerging Markets Index Future	June 2014	78	227
S&P 500 E-Mini Index Future	June 2014	192	(14)
U.S. Treasury Note Future, 2-Year	June 2014	412	(118)
			$504

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	06/18/2014	CCI	AUD	177	$163	$3
AUD/USD	06/18/2014	CCI	AUD	162	149	3
AUD/USD	06/18/2014	CCI	AUD	88	81	1
AUD/USD	06/18/2014	CCI	AUD	110	102	2
AUD/USD	06/18/2014	CCI	AUD	199	183	3
AUD/USD	06/18/2014	CCI	AUD	561	518	2
CAD/USD	06/18/2014	CCI	CAD	759	685	3
CAD/USD	06/18/2014	CCI	CAD	6,299	5,688	42
CAD/USD	06/18/2014	CCI	CAD	86	78	—
CAD/USD	06/18/2014	CCI	CAD	269	242	—
CAD/USD	06/18/2014	CCI	CAD	278	251	—
CAD/USD	06/18/2014	CCI	CAD	326	294	—
CAD/USD	06/18/2014	CCI	CAD	458	413	6
CAD/USD	06/18/2014	CCI	CAD	229	207	3
CAD/USD	06/18/2014	CCI	CAD	286	258	4
CAD/USD	06/18/2014	CCI	CAD	515	465	7
CAD/USD	06/18/2014	CCI	CAD	420	379	5
CAD/USD	06/18/2014	CCI	CAD	677	611	—
CAD/USD	06/18/2014	CCI	CAD	795	718	—
CAD/USD	06/18/2014	CCI	CAD	199	179	—
CAD/USD	06/18/2014	CCI	CAD	994	897	(1)
EUR/USD	06/18/2014	CCI	EUR	338	465	(4)
EUR/USD	06/18/2014	CCI	EUR	2,214	3,049	(22)
EUR/USD	06/18/2014	CCI	EUR	405	558	(4)
EUR/USD	06/18/2014	CCI	EUR	405	558	(4)
EUR/USD	06/18/2014	CCI	EUR	270	372	(3)
EUR/USD	06/18/2014	CCI	EUR	338	465	(4)
EUR/USD	06/18/2014	CCI	EUR	270	372	(3)
EUR/USD	06/18/2014	CCI	EUR	338	465	(4)
EUR/USD	06/18/2014	CCI	EUR	270	372	(3)
EUR/USD	06/18/2014	CCI	EUR	236	326	(2)
EUR/USD	06/18/2014	CCI	EUR	4,235	5,834	(42)
EUR/USD	06/18/2014	CCI	EUR	236	326	(2)
EUR/USD	06/18/2014	CCI	EUR	270	372	(3)
EUR/USD	06/18/2014	CCI	EUR	2,782	3,832	(25)
EUR/USD	06/18/2014	CCI	EUR	8,908	12,270	(102)
EUR/USD	06/18/2014	CCI	EUR	432	596	(7)
EUR/USD	06/18/2014	CCI	EUR	511	704	(8)
EUR/USD	06/18/2014	CCI	EUR	354	487	(5)
EUR/USD	06/18/2014	CCI	EUR	314	433	(4)
EUR/USD	06/18/2014	CCI	EUR	550	758	(9)
EUR/USD	06/18/2014	CCI	EUR	79	108	(1)
EUR/USD	06/18/2014	CCI	EUR	236	325	(3)
EUR/USD	06/18/2014	CCI	EUR	472	650	(8)
EUR/USD	06/18/2014	CCI	EUR	393	542	(6)
EUR/USD	06/18/2014	CCI	EUR	590	812	(9)
EUR/USD	06/18/2014	CCI	EUR	157	216	(2)
EUR/USD	06/18/2014	CCI	EUR	488	672	(7)
EUR/USD	06/18/2014	CCI	EUR	505	696	(8)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	06/18/2014	CCI	EUR	593	$816	$(9)
EUR/USD	06/18/2014	CCI	EUR	2,999	4,131	(38)
GBP/USD	06/18/2014	CCI	GBP	3,631	6,050	14
GBP/USD	06/18/2014	CCI	GBP	2,921	4,866	12
GBP/USD	06/18/2014	CCI	GBP	3,224	5,372	20
GBP/USD	06/18/2014	CCI	GBP	2,929	4,880	18
GBP/USD	06/18/2014	CCI	GBP	396	659	1
GBP/USD	06/18/2014	CCI	GBP	79	132	—
GBP/USD	06/18/2014	CCI	GBP	317	528	1
NOK/USD	06/18/2014	CCI	NOK	6,592	1,098	(6)
NOK/USD	06/18/2014	CCI	NOK	1,488	248	(3)
NOK/USD	06/18/2014	CCI	NOK	2,083	347	(4)
NOK/USD	06/18/2014	CCI	NOK	1,190	198	(1)
NOK/USD	06/18/2014	CCI	NOK	1,935	322	(4)
NOK/USD	06/18/2014	CCI	NOK	298	50	—
NOK/USD	06/18/2014	CCI	NOK	1,637	273	(3)
NOK/USD	06/18/2014	CCI	NOK	1,339	223	(2)
NOK/USD	06/18/2014	CCI	NOK	893	149	(1)
NOK/USD	06/18/2014	CCI	NOK	1,786	297	(3)
NOK/USD	06/18/2014	CCI	NOK	2,232	372	(4)
NOK/USD	06/18/2014	CCI	NOK	909	151	2
NOK/USD	06/18/2014	CCI	NOK	1,636	272	3
NOK/USD	06/18/2014	CCI	NOK	727	121	1
NOK/USD	06/18/2014	CCI	NOK	1,454	242	3
NOK/USD	06/18/2014	CCI	NOK	1,333	222	3
NOK/USD	06/18/2014	CCI	NOK	2,348	391	—
NZD/USD	06/18/2014	CCI	NZD	294	254	—
SEK/USD	06/18/2014	CCI	SEK	36,560	5,642	(84)
SEK/USD	06/18/2014	CCI	SEK	474	73	(1)
SEK/USD	06/18/2014	CCI	SEK	1,895	293	(5)
SEK/USD	06/18/2014	CCI	SEK	2,132	329	(6)
SEK/USD	06/18/2014	CCI	SEK	3,317	512	(10)
SEK/USD	06/18/2014	CCI	SEK	2,606	402	(8)
SEK/USD	06/18/2014	CCI	SEK	2,843	439	(9)
SEK/USD	06/18/2014	CCI	SEK	3,554	548	(11)
SEK/USD	06/18/2014	CCI	SEK	2,369	366	(7)
SEK/USD	06/18/2014	CCI	SEK	1,422	219	(3)
SEK/USD	06/18/2014	CCI	SEK	3,080	475	(9)
USD/AUD	06/18/2014	CCI	AUD	(3,710)	(3,422)	(94)
USD/AUD	06/18/2014	CCI	AUD	(3,571)	(3,294)	(88)
USD/AUD	06/18/2014	CCI	AUD	(9,590)	(8,846)	(308)
USD/AUD	06/18/2014	CCI	AUD	(10,814)	(9,976)	(351)
USD/CHF	06/18/2014	CCI	CHF	(43)	(48)	—
USD/EUR	06/18/2014	CCI	EUR	(477)	(658)	4
USD/EUR	06/18/2014	CCI	EUR	(1,298)	(1,788)	1
USD/EUR	06/18/2014	CCI	EUR	(452)	(623)	(1)
USD/EUR	06/18/2014	CCI	EUR	(90)	(125)	—
USD/EUR	06/18/2014	CCI	EUR	(362)	(498)	(1)
USD/EUR	06/18/2014	CCI	EUR	(817)	(1,125)	(2)
USD/GBP	06/18/2014	CCI	GBP	(267)	(444)	(1)
USD/GBP	06/18/2014	CCI	GBP	(440)	(733)	1
USD/GBP	06/18/2014	CCI	GBP	(271)	(451)	—
USD/GBP	06/18/2014	CCI	GBP	(474)	(789)	—
USD/GBP	06/18/2014	CCI	GBP	(406)	(677)	—
USD/GBP	06/18/2014	CCI	GBP	(508)	(846)	—
USD/GBP	06/18/2014	CCI	GBP	(338)	(564)	—
USD/GBP	06/18/2014	CCI	GBP	(68)	(113)	—
USD/GBP	06/18/2014	CCI	GBP	(372)	(620)	—
USD/GBP	06/18/2014	CCI	GBP	(203)	(338)	(1)
USD/GBP	06/18/2014	CCI	GBP	(305)	(507)	—
USD/GBP	06/18/2014	CCI	GBP	(178)	(297)	—

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/GBP	06/18/2014	CCI	GBP	(673)	$(1,122)	$(2)
USD/GBP	06/18/2014	CCI	GBP	(554)	(924)	(1)
USD/GBP	06/18/2014	CCI	GBP	(574)	(957)	(1)
USD/GBP	06/18/2014	CCI	GBP	(1,332)	(2,219)	(12)
USD/GBP	06/18/2014	CCI	GBP	(258)	(430)	(1)
USD/JPY	06/18/2014	CCI	JPY	(222,280)	(2,154)	11
USD/JPY	06/18/2014	CCI	JPY	(199,150)	(1,930)	31
USD/JPY	06/18/2014	CCI	JPY	(31,809)	(308)	3
USD/JPY	06/18/2014	CCI	JPY	(46,653)	(452)	4
USD/JPY	06/18/2014	CCI	JPY	(50,894)	(493)	5
USD/JPY	06/18/2014	CCI	JPY	(57,256)	(555)	5
USD/JPY	06/18/2014	CCI	JPY	(25,447)	(247)	3
USD/JPY	06/18/2014	CCI	JPY	(6,860)	(66)	—
USD/JPY	06/18/2014	CCI	JPY	(27,441)	(266)	1
USD/JPY	06/18/2014	CCI	JPY	(34,301)	(332)	2
USD/NOK	06/18/2014	CCI	NOK	(486)	(81)	—
USD/NOK	06/18/2014	CCI	NOK	(608)	(101)	—
USD/NOK	06/18/2014	CCI	NOK	(486)	(81)	—
USD/NOK	06/18/2014	CCI	NOK	(730)	(121)	—
USD/NOK	06/18/2014	CCI	NOK	(486)	(81)	—
USD/NOK	06/18/2014	CCI	NOK	(608)	(101)	—
USD/NOK	06/18/2014	CCI	NOK	(486)	(81)	—
USD/NOK	06/18/2014	CCI	NOK	(426)	(71)	—
USD/NOK	06/18/2014	CCI	NOK	(730)	(121)	—
USD/NOK	06/18/2014	CCI	NOK	(13,525)	(2,252)	5
USD/NOK	06/18/2014	CCI	NOK	(14,589)	(2,429)	3
USD/NOK	06/18/2014	CCI	NOK	(608)	(101)	—
USD/NOK	06/18/2014	CCI	NOK	(426)	(71)	—
USD/NOK	06/18/2014	CCI	NOK	(32,791)	(5,460)	31
USD/NOK	06/18/2014	CCI	NOK	(15,079)	(2,511)	15
USD/NOK	06/18/2014	CCI	NOK	(2,444)	(407)	(1)
USD/NOK	06/18/2014	CCI	NOK	(1,955)	(326)	—
USD/NOK	06/18/2014	CCI	NOK	(489)	(81)	—
USD/NZD	06/18/2014	CCI	NZD	(87)	(75)	(2)
USD/NZD	06/18/2014	CCI	NZD	(61)	(53)	(1)
USD/NZD	06/18/2014	CCI	NZD	(87)	(75)	(2)
USD/NZD	06/18/2014	CCI	NZD	(105)	(90)	(2)
USD/NZD	06/18/2014	CCI	NZD	(87)	(75)	(2)
USD/NZD	06/18/2014	CCI	NZD	(70)	(60)	(2)
USD/NZD	06/18/2014	CCI	NZD	(70)	(60)	(2)
USD/NZD	06/18/2014	CCI	NZD	(105)	(90)	(2)
USD/NZD	06/18/2014	CCI	NZD	(61)	(53)	(1)
USD/NZD	06/18/2014	CCI	NZD	(70)	(60)	(2)
USD/NZD	06/18/2014	CCI	NZD	(70)	(60)	(2)
USD/NZD	06/18/2014	CCI	NZD	(806)	(695)	(17)
USD/NZD	06/18/2014	CCI	NZD	(5,964)	(5,143)	(115)
USD/NZD	06/18/2014	CCI	NZD	(1,354)	(1,167)	(27)
USD/SEK	06/18/2014	CCI	SEK	(1,008)	(156)	1
USD/SEK	06/18/2014	CCI	SEK	(1,479)	(228)	1
USD/SEK	06/18/2014	CCI	SEK	(807)	(124)	1
USD/SEK	06/18/2014	CCI	SEK	(1,815)	(280)	2
USD/SEK	06/18/2014	CCI	SEK	(1,614)	(249)	1
USD/SEK	06/18/2014	CCI	SEK	(1,387)	(214)	(1)
					$18,437	$(1,288)

See accompanying Notes to Schedules of Investments.

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation
BOA	* Alerian MLP Index Trust	1-Month LIBOR + 0.40%	06/13/2014	$28,879	$201
BOA	* SPDR Barclays High Yield Bond ETF	Federal Funds Effective Rate - 0.20%	06/13/2014	14,232	98
GSI	* iShares JPMorgan USD Emerging Markets Bond ETF	1-Month LIBOR - 0.55%	06/13/2014	27,571	589
GSI	* Vanguard REIT ETF	Federal Funds Effective Rate + 0.30%	06/13/2014	29,210	188
JPM	* iShares Core Total U.S. Bond Market ETF	Federal Funds Effective Rate + 0.30%	06/13/2014	28,266	17
JPM	* SPDR Barclays Short Term High Yield Bond ETF	Federal Funds Effective Rate + 0.50%	06/13/2014	14,666	12
					$1,105

(1)Notional amount is stated in USD.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Curian Dynamic Risk Advantage - Growth Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 0.2%
iShares 1-3 Year Treasury Bond Fund	—	$13
iShares MSCI EAFE ETF	—	27
iShares Russell 2000 Index Fund (a)	—	2
SPDR S&P 500 ETF Trust - Series 1 (a)	—	34
Vanguard Index Funds MSCI Emerging Market (a)	1	39
Total Investment Companies (cost $101)		115

SENIOR DEBT NOTES - 5.1%
iPath S&P 500 Dynamic VIX ETN (b)	20	629
iPath S&P 500 VIX Mid-Term Futures ETN (a) (b)	121	1,826
VelocityShares Daily Inverse VIX Short Term ETN (a) (b)	17	543
Total Senior Debt Notes (cost $3,133)		2,998

SHORT TERM INVESTMENTS - 97.8%

Federal Home Loan Bank - 15.4%
Federal Home Loan Bank
0.05%, 05/02/14 (c)	$5,000	5,000
0.08%, 06/04/14 (c)	4,000	4,000
		9,000
Federal Home Loan Mortgage Corp. - 12.8%
Federal Home Loan Mortgage Corp.
0.10%, 04/07/14 (c)	5,000	5,000
0.13%, 06/18/14 (c)	1,000	1,000
0.08%, 09/02/14 (c)	1,500	1,499
		7,499
Federal National Mortgage Association - 16.2%
Federal National Mortgage Association
0.15%, 04/02/14 (c)	4,500	4,500
0.08%, 04/23/14 (c)	2,000	2,000
0.10%, 05/14/14 (c)	2,000	2,000
0.06%, 06/11/14 (c)	1,000	1,000
		9,500
Investment Company - 9.1%
JNL Money Market Fund, 0.01% (d) (e)	5,325	5,325

Securities Lending Collateral - 3.7%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (e)	200	200
Fidelity Institutional Money Market Portfolio, 0.08% (e)	200	200
Repurchase Agreement with MLP, 0.05% (Collateralized by $66 U.S. Treasury Bill, due 04/10/14-03/05/15, value $66, $69 U.S. Treasury Note Strip, due 05/15/14-11/15/22, value $66, $89 U.S. Treasury Inflation Indexed Note, 0.13-3.88%, due 04/15/14-02/15/43, value $98, $90 U.S. Treasury Bond, 3.00-10.63%, due 08/15/15-11/15/43, value $104, $645 U.S. Treasury Note, 0.13-9.88%, due 4/15/14-02/15/23, value $660, and $1,685 U.S. Treasury Bond Strip, due 08/15/14-02/15/44, value $828) acquired 03/31/14, due on 04/01/14 at $1,786	$1,786	1,786
		2,186
Treasury Securities - 40.6%
U.S. Treasury Bill
0.04%, 04/03/14	15,500	15,500
0.06%, 05/01/14	7,000	7,000
0.04%, 06/26/14	1,245	1,245
		23,745
Total Short Term Investments (cost $57,253)		57,255
Total Investments - 103.1% (cost $60,487)		60,368
Other Assets and Liabilities, Net - (3.1%)		(1,805)
Total Net Assets - 100.0%		$58,563

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	This security is a direct debt of the agency and not collateralized by mortgages.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
MSCI Mini EAFE Index Future	June 2014	63	$178
MSCI Mini Emerging Markets Index Future	June 2014	91	264
Russell 2000 Mini Index Future	June 2014	56	(72)
S&P 500 E-Mini Index Future	June 2014	70	(5)
U.S. Treasury Note Future, 2-Year	June 2014	108	(33)
			$332

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
BOA	* iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate - 0.45%	06/13/2014	$1,841	$(4)
CGM	* VelocityShares Daily Inverse VIX Short-Term ETN	1-Week LIBOR -0.30%	06/13/2014	3,388	191
GSI	* iPath S&P 500 VIX Mid-Term Future ETN	1-Week LIBOR -0.90%	06/13/2014	4,284	(112)
					$75

(1)Notional amount is stated in USD.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

Curian Dynamic Risk Advantage - Income Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 99.2%
iShares 1-3 Year Treasury Bond Fund (a)	175	$14,816
iShares Barclays Capital Intermediate Credit Bond Fund (a)	133	14,465
iShares JPMorgan USD Emerging Markets Bond Fund (a)	132	14,696
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	70	7,503
PIMCO Enhanced Short Maturity ETF (a)	315	31,960
PowerShares Preferred Portfolio (a)	1,064	15,167
SPDR Barclays High Yield Bond ETF (a)	184	7,584
SPDR Dow Jones Global Real Estate ETF (a)	345	15,068
SPDR S&P Dividend ETF	220	16,152
SPDR S&P International Dividend ETF (a)	315	15,297

Total Investment Companies (cost $150,077)		152,708

SHORT TERM INVESTMENTS - 30.4%

Investment Company - 0.7%
JNL Money Market Fund, 0.01% (b) (c)	1,125	1,125

Securities Lending Collateral - 29.7%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (c)	5,000	5,000
Fidelity Institutional Money Market Portfolio, 0.08% (c)	12,000	12,000
Repurchase Agreement with MLP, 0.05% (Collateralized by $877 U.S. Treasury Bill, due 04/10/14-03/05/15, value $877, $919 U.S. Treasury Note Strip, due 05/15/14-11/15/22, value $878, $1,176 U.S. Treasury Inflation Indexed Note, 0.13-3.88%, due 04/15/14-02/15/43, value $1,295, $1,189 U.S. Treasury Bond, 3.00-10.63%, due 08/15/15-11/15/43, value $1,371, $8,540 U.S. Treasury Note, 0.13-9.88%, due 4/15/14-02/15/23, value $8,732, and $22,296 U.S. Treasury Bond Strip, due 08/15/14-02/15/44, value $10,958) acquired 03/31/14, due on 04/01/14 at $23,638	$23,638	23,638
Repurchase Agreement with RBC, 0.04% (Collateralized $17 U.S. Treasury Bond Strip, due 02/15/27-11/15/42, value $11, $155 U.S. Treasury Inflation Indexed Note, 2.13%, due 02/15/41, value $200, $326 U.S. Treasury Bond, 3.13-5.00%, 02/15/36-02/15/43, value $360, $1,012 U.S. Treasury Bill, due 03/05/15, value $1,011, and $3,434 U.S. Treasury Note, 0.25-4.13%, due 07/15/14-08/15/21, value $3,519) acquired 03/31/14, due on 04/01/14 at $5,000	5,000	5,000
		45,638

Total Short Term Investments (cost $46,763)		46,763

Total Investments - 129.6% (cost $196,840)		199,471
Other Assets and Liabilities, Net - (29.6%)		(45,514)
Total Net Assets - 100.0%		$153,957

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian/Aberdeen Latin America Fund

COMMON STOCKS - 94.4%

ARGENTINA - 2.9%
Tenaris SA - ADR	7	$288

BRAZIL - 64.7%
AMBEV SA	51	379
Arezzo Industria e Comercio SA	18	216
Banco Bradesco SA	56	816
BM&F Bovespa SA	35	175
BRF SA	7	148
Cia Hering	18	213
Itau Unibanco Holding SA	42	590
Localiza Rent a Car SA	10	147
Lojas Renner SA	14	394
Multiplan Empreendimentos Imobiliarios SA	17	360
Natura Cosmeticos SA	15	254
Odontoprev SA	37	149
Petroleo Brasileiro SA (a)	105	691
Souza Cruz SA	17	158
Totvs SA	6	98
Ultrapar Participacoes SA	14	344
Vale SA	64	886
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	6	92
WEG SA	8	105
Wilson Sons Ltd. - BDR	10	125
		6,340
CHILE - 5.7%
Banco Santander Chile - ADR	12	286
Parque Arauco SA	52	100
SACI Falabella	20	172
		558
COLOMBIA - 3.2%
Almacenes Exito SA	10	143
Bancolombia SA	12	167
		310
MEXICO - 17.2%
Fomento Economico Mexicano SAB de CV - ADR	4	410
Grupo Aeroportuario del Centro Norte Sab de CV - ADR	7	200
Grupo Aeroportuario del Sureste SA de CV - ADR - Class B	1	172
Grupo Financiero Banorte SAB de CV	62	422
Kimberly-Clark de Mexico SAB de CV - Class A	56	149
Organizacion Soriana SAB de CV (a)	49	150
Wal-Mart de Mexico SAB de CV - Class V	77	183
		1,686
PERU - 0.7%
Grana y Montero SA - ADR (a)	4	73

Total Common Stocks (cost $10,959)		9,255

PREFERRED STOCKS - 4.6%

BRAZIL - 2.7%
Banco Bradesco SA	9	116
Bradespar SA	17	149
		265
CHILE - 1.9%
Embotelladora Andina SA	66	191

Total Preferred Stocks (cost $590)		456

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 0.5%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (b) (c)	49	49

Total Short Term Investments (cost $49)		49

Total Investments - 99.5% (cost $11,598)		9,760
Other Assets and Liabilities, Net - 0.5%		46
Total Net Assets - 100.0%		$9,806

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian/AQR Risk Parity Fund (d)

GOVERNMENT AND AGENCY OBLIGATIONS - 47.8%

FRANCE - 6.8%
France Government Inflation Indexed Bond
0.25%, 07/25/18 - 07/25/24 (a), EUR	$3,965	$5,500
1.30%, 07/25/19 (a), EUR	4,975	7,448
1.10%, 07/25/22 (a), EUR	4,398	6,514
2.10%, 07/25/23 (a), EUR	1,963	3,139
		22,601
GERMANY - 6.7%
Bundesrepublik Deutschland Bundesobligation Inflation Indexed Bond, 0.75%, 04/15/18 (a), EUR	4,308	6,259
Deutsche Bundesrepublik Inflation Indexed Bond
1.75%, 04/15/20 (a), EUR	2,816	4,373
0.10%, 04/15/23 (a), EUR	8,497	11,776
		22,408
UNITED KINGDOM - 7.5%
United Kingdom Inflation Indexed Treasury Bond
1.88%, 11/22/22 (a), GBP	9,703	19,602
0.13%, 03/22/24 (a), GBP	3,126	5,407
		25,009
UNITED STATES OF AMERICA - 26.8%
U.S. Treasury Inflation Indexed Note
2.63%, 07/15/17 (a)	10,948	12,260
1.63%, 01/15/18 (a)	9,826	10,668
0.13%, 04/15/18 - 01/15/23 (a)	48,546	48,281
1.38%, 07/15/18 (a)	4,339	4,709
2.13%, 01/15/19 (a)	3,922	4,381
0.38%, 07/15/23 (a)	8,745	8,647
		88,946

Total Government and Agency Obligations (cost $157,285)		158,964

SHORT TERM INVESTMENTS - 47.5%

Investment Companies - 34.6%
JNL Money Market Fund, 0.01% (b) (c)	56,500	56,500
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (c)	58,429	58,429

Treasury Securities - 12.9%
U.S. Treasury Bill, 0.05%, 07/31/14	$42,824	42,817

Total Short Term Investments (cost $157,745)		157,746
Total Investments - 95.3% (cost $315,030)		316,710
Other Assets and Liabilities, Net - 4.7%		15,752
Total Net Assets - 100.0%		$332,462

(a)	Treasury inflation indexed note, par amount is adjusted for inflation.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.
(d)	Consolidated Schedule of Investments.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Amsterdam Exchanges Index Future	April 2014	6	$20
ASX SPI 200 Index Future	June 2014	29	33
Australia Commonwealth Treasury Bond Future, 10-Year	June 2014	77	34
Brent Crude Oil Future	July 2014	104	51
CAC40 10 Euro Future	April 2014	40	37
Canadian Government Bond Future, 10-Year	June 2014	94	35
Cocoa Future	May 2014	12	6
Coffee ‘C’ Future	May 2014	17	218
Corn Future	July 2014	137	353
Cotton No.2 Future	May 2014	21	74
Euro STOXX 50 Future	June 2014	152	186
Euro-Bund Future	June 2014	441	253
Feeder Cattle Future	May 2014	3	(1)
FTSE 100 Index Future	June 2014	88	23
FTSE/JSE Top 40 Index Future	June 2014	69	83
FTSE/MIB Index Future	June 2014	4	15
German Stock Index Future	June 2014	7	75
Gold 100 Oz. Future	June 2014	35	(218)
Hang Seng China Enterprises Index Future	April 2014	31	50
Hang Seng Index Future	April 2014	9	18
IBEX 35 Index Future	April 2014	6	25
Japanese Government Bond Future, 10-Year	June 2014	53	(86)
KOSPI 200 Future	June 2014	47	82
Lean Hogs Future	June 2014	1	1
Live Cattle Future	June 2014	20	9
LME Aluminum Future	September 2014	80	(5)
LME Copper Future	September 2014	40	(224)
LME Lead Future	September 2014	12	(12)
LME Nickel Future	September 2014	12	51
LME Zinc Future	September 2014	24	(54)
MSCI Taiwan Stock Index Future	April 2014	24	12
Russell 2000 Mini Index Future	June 2014	48	(40)
S&P 500 E-Mini Index Future	June 2014	656	662
S&P MidCap 400 E-Mini Index Future	June 2014	48	54
S&P/Toronto Stock Exchange 60 Index Future	June 2014	31	21
SGX CNX Nifty Index Future	April 2014	168	33
Silver Future	May 2014	33	(76)
Soybean Future	July 2014	49	326
Soybean Meal Future	May 2014	27	135
Sugar #11 (World Markets) Future	May 2014	127	269
Tokyo Price Index Future	June 2014	78	(75)
U.K. Long Gilt Future	June 2014	137	155
U.S. Treasury Note Future, 10-Year	June 2014	368	(211)
Wheat Future	July 2014	65	372
			$2,769

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	06/18/2014	RBS	BRL	3,188	$1,377	$50
BRL/USD	06/18/2014	RBS	BRL	3,154	1,362	31
BRL/USD	06/18/2014	RBS	BRL	2,374	1,025	36
BRL/USD	06/18/2014	RBS	BRL	2,374	1,025	34
BRL/USD	06/18/2014	RBS	BRL	2,627	1,134	42
BRL/USD	06/18/2014	RBS	BRL	2,682	1,158	42
CHF/USD	06/18/2014	RBS	CHF	139	157	(2)
EUR/USD	06/18/2014	RBS	EUR	175	241	1
GBP/USD	06/18/2014	RBS	GBP	8	13	—

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
HKD/USD	06/18/2014	RBS	HKD	1,920	$248	$—
HKD/USD	06/18/2014	RBS	HKD	241	31	—
ILS/USD	06/18/2014	RBS	ILS	13,338	3,822	(14)
ILS/USD	06/18/2014	RBS	ILS	17,562	5,033	(20)
JPY/USD	06/18/2014	RBS	JPY	402	4	—
JPY/USD	06/18/2014	RBS	JPY	430	4	—
JPY/USD	06/18/2014	RBS	JPY	9,444	92	—
JPY/USD	06/18/2014	RBS	JPY	387	4	—
JPY/USD	06/18/2014	RBS	JPY	194	2	—
KRW/USD	06/18/2014	RBS	KRW	1,645,040	1,539	(1)
KRW/USD	06/18/2014	RBS	KRW	1,982,782	1,856	7
KRW/USD	06/18/2014	RBS	KRW	1,649,066	1,543	2
KRW/USD	06/18/2014	RBS	KRW	992,785	929	5
KRW/USD	06/18/2014	RBS	KRW	557,828	522	2
MXN/USD	06/18/2014	RBS	MXN	37,844	2,881	31
MXN/USD	06/18/2014	RBS	MXN	101,656	7,740	109
RUB/USD	06/18/2014	RBS	RUB	40,633	1,139	45
RUB/USD	06/18/2014	RBS	RUB	20,595	577	19
RUB/USD	06/18/2014	RBS	RUB	7,192	202	2
SGD/USD	06/18/2014	RBS	SGD	1,812	1,440	11
SGD/USD	06/18/2014	RBS	SGD	2,709	2,153	10
SGD/USD	06/18/2014	RBS	SGD	4,568	3,632	26
SGD/USD	06/18/2014	RBS	SGD	354	281	2
SGD/USD	06/18/2014	RBS	SGD	1,358	1,079	7
TRY/USD	06/18/2014	RBS	TRY	2,183	997	29
TRY/USD	06/18/2014	RBS	TRY	2,183	997	36
TRY/USD	06/18/2014	RBS	TRY	2,216	1,012	41
TRY/USD	06/18/2014	RBS	TRY	2,217	1,013	48
TRY/USD	06/18/2014	RBS	TRY	2,300	1,051	56
TWD/USD	06/18/2014	RBS	TWD	256,300	8,436	(56)
USD/CHF	06/18/2014	RBS	CHF	(12)	(14)	—
USD/CHF	06/18/2014	RBS	CHF	(67)	(76)	—
USD/EUR	06/18/2014	RBS	EUR	(530)	(730)	(1)
USD/EUR	06/18/2014	RBS	EUR	(26,793)	(36,907)	4
USD/EUR	06/18/2014	RBS	EUR	(26,816)	(36,939)	(130)
USD/GBP	06/18/2014	RBS	GBP	(2,587)	(4,310)	6
USD/GBP	06/18/2014	RBS	GBP	(2,587)	(4,310)	9
USD/GBP	06/18/2014	RBS	GBP	(2,587)	(4,310)	8
USD/GBP	06/18/2014	RBS	GBP	(2,587)	(4,310)	16
USD/GBP	06/18/2014	RBS	GBP	(3,880)	(6,465)	(11)
USD/GBP	06/18/2014	RBS	GBP	(583)	(972)	(3)
USD/GBP	06/18/2014	RBS	GBP	(350)	(583)	(1)
USD/HKD	06/18/2014	RBS	HKD	(883)	(114)	—
USD/RUB	06/18/2014	RBS	RUB	(7,501)	(210)	(7)
USD/RUB	06/18/2014	RBS	RUB	(7,501)	(210)	(6)
USD/RUB	06/18/2014	RBS	RUB	(7,501)	(210)	(7)
USD/RUB	06/18/2014	RBS	RUB	(7,501)	(210)	(8)
USD/RUB	06/18/2014	RBS	RUB	(9,067)	(254)	(11)
USD/RUB	06/18/2014	RBS	RUB	(7,512)	(210)	(9)
USD/RUB	06/18/2014	RBS	RUB	(9,067)	(254)	(12)
USD/RUB	06/18/2014	RBS	RUB	(6,838)	(192)	(8)
USD/RUB	06/18/2014	RBS	RUB	(5,931)	(166)	(9)
ZAR/USD	06/18/2014	RBS	ZAR	31,087	2,917	83
ZAR/USD	06/18/2014	RBS	ZAR	18,913	1,775	64
					$(39,513)	$598

See accompanying Notes to Schedules of Investments.

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
BCL	* Coffee ‘C’ Future	05/30/2014		$256	$78
BCL	* Corn Future	07/16/2014		838	99
BCL	* Cotton No.2 Future	05/21/2014		86	7
BCL	* Gold 100 Oz. Future	06/30/2014		2,146	(92)
BCL	* ICE Gas Oil Future	06/30/2014		4,414	(26)
BCL	* Lean Hogs Future	06/17/2014		1,888	45
BCL	* Live Cattle Future	07/10/2014		3,432	33
BCL	* LME Nickel Future	09/17/2014		88	8
BCL	* LME Zinc Future	09/17/2014		257	(7)
BCL	* Natural Gas Future	06/30/2014		2,626	(116)
BCL	* NY Harbor ULSD Future	06/29/2014		3,596	(34)
BCL	* RBOB Gasoline Future	06/29/2014		3,309	(17)
BCL	* Soybean Future	07/16/2014		1,042	102
BCL	* Soybean Meal Future	05/16/2014		217	23
BCL	* Soybean Oil Future	05/23/2014		1,666	56
BCL	* Wheat Future	09/16/2014		319	—
BCL	* WTI Crude Oil Future	06/30/2014		11,739	(43)
BOA	* Bovespa Index Future	04/17/2014	BRL	7,572	118
BOA	* Euro-Bund Future	06/10/2014	EUR	6,730	13
BOA	* Hang Seng China Enterprises Index Future	04/30/2014	HKD	38,376	121
BOA	* Japanese Government Bond Future, 10-Year	06/20/2014	JPY	1,158,470	(15)
BOA	* MSCI Taiwan Stock Index Future	04/29/2014		3,504	56
BOA	* SGX CNX Nifty Index Future	04/24/2014		145	3
BOA	* Swiss Market Index Future	06/20/2014	CHF	3,624	142
BOA	* U.S. Treasury Note Future, 10-Year	06/30/2014		114,278	(411)
BOA	* U.K. Long Gilt Future	06/30/2014	GBP	1,089	11
					$154

(1)Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Curian/Ashmore Emerging Market Small Cap Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 88.8%

ARGENTINA - 1.0%
Grupo Financiero Galicia SA - ADR	17	$214

BRAZIL - 7.0%
GAEC Educacao SA (a)	9	85
GOL Linhas Aereas Inteligentes SA - ADR (a)	70	342
Iochpe-Maxion SA	33	327
Magazine Luiza SA	59	169
Tegma Gestao Logistica	25	215
Tupy SA	27	218
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	8	128
		1,484

CHILE - 3.0%
Cia Sud Americana de Vapores SA (a)	3,052	149
Empresas La Polar SA (a)	2,478	215
Forus SA	41	185
Sonda SA	41	99
		648

CHINA - 13.0%
21Vianet Group Inc. - ADR (a)	17	491
Changyou.com Ltd. - ADR (a)	5	147
China Lodging Group Ltd. - ADS (a)	9	219
Hollysys Automation Technologies Ltd. (a)	35	751
Noah Holdings Ltd. - ADS	11	159
Phoenix New Media Ltd. - ADR (a)	13	140
Sinovac Biotech Ltd. (a)	15	111
SouFun Holdings Ltd. - ADR	4	303
Zhongsheng Group Holdings Ltd.	85	117
ZTE Corp. - Class H (a)	160	312
		2,750

COLOMBIA - 2.0%
Avianca Holdings SA - ADR	24	416

CYPRUS - 0.6%
TCS Group Holding Plc - GDR (a)	15	125

EGYPT - 0.5%
Egyptian Financial Group-Hermes Holding - GDR (a)	28	101

HONG KONG - 15.8%
Anton Oilfield Services Group	306	195
China Dongxiang Group Co.	1,027	204
Chinasoft International Ltd. (a)	786	252
Forgame Holdings Ltd.	21	113
GOME Electrical Appliances Holdings Ltd.	1,206	204
Goodbaby International Holdings Ltd.	579	309
Hydoo International Holding Ltd. (a)	470	207
Intime Retail Group Co. Ltd.	394	424
Ju Teng International Holdings Ltd.	522	370
Kingsoft Corp Ltd.	62	246
NVC Lighting Holding Ltd.	360	101
Pacific Basin Shipping Ltd.	693	444
Pan Asia Environmental Protection Group Ltd. (a)	174	31
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H (a)	146	126
Xiao Nan Guo Restaurants Holdings Ltd.	240	40
Xinchen China Power Holdings Ltd.	147	91
		3,357

INDONESIA - 3.4%
Adi Sarana Armada Tbk PT	1,809	49
Bank Tabungan Negara Persero Tbk PT	374	43
Ciputra Development Tbk PT	900	93
Ciputra Surya Tbk PT	1,355	289
Lippo Karawaci Tbk PT	1,942	186
Wismilak Inti Makmur Tbk PT	892	58
		718

MALAYSIA - 2.9%
AirAsia Bhd	294	230
Landmarks Bhd (a)	172	53
My EG Services Bhd	160	139
Tune Ins Holdings Bhd (a)	146	88
Wah Seong Corp. Bhd	164	96
		606
MEXICO - 3.2%
Cydsa SAB de CV - Class A	120	221
Grupo Famsa SAB de CV - Class A (a)	155	236
Qualitas Controladora SAB de CV	81	219
		676

PERU - 0.7%
Ferreycorp SAA	289	155

PHILIPPINES - 0.8%
Century Properties Group Inc.	1,316	42
Filinvest Land Inc.	3,932	126
		168

RUSSIAN FEDERATION - 2.0%
Aeroflot - Russian Airlines OJSC	181	286
TMK OAO - GDR	17	149
		435

SOUTH AFRICA - 0.8%
Murray & Roberts Holdings Ltd. (a)	70	164

SOUTH KOREA - 11.4%
Basic House Co. Ltd.	9	190
BS Financial Group Inc.	13	190
Daum Communications Corp.	2	175
Dongsung Finetec Co. Ltd.	19	219
Hyundai Department Store Co. Ltd.	3	381
Hyundai Development Co.	8	220
Korean Reinsurance Co.	21	200
LG Fashion Corp.	10	264
Modetour Network Inc.	7	160
Samchuly Bicycle Co. Ltd.	20	344
Soulbrain Co. Ltd.	2	74
		2,417

TAIWAN - 17.5%
Capital Securities Corp.	569	210
China Life Insurance Co. Ltd.	108	100
Chroma ATE Inc.	92	220
Evergreen Marine Corp Taiwan Ltd. (a)	321	188
Globe Union Industrial Corp. (a)	254	202
Gloria Material Technology Corp.	291	229
Gourmet Master Co. Ltd.	30	233
Hung Poo Real Estate Development Corp.	171	158
Johnson Health Tech Co. Ltd.	74	178
Parade Technologies Ltd.	26	218
Prince Housing & Development Corp.	302	147
Shin Zu Shing Co. Ltd.	76	185
Tainan Spinning Co. Ltd.	422	319
Taiwan Paiho Ltd.	174	210
Taiwan Pelican Express Co. Ltd.	45	90
Taiwan Sanyo Electric Co. Ltd.	88	112

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Tripod Technology Corp.	109	215
TTFB Co. Ltd.	18	193
Voltronic Power Technology Corp.	8	50
Wowprime Corp.	17	247
		3,704

THAILAND - 3.2%
Amata Corp PCL	357	163
Hana Microelectronics PCL	235	221
Jasmine International PCL	362	89
Supalai PCL (a)	357	197
		670
Total Common Stocks (cost $18,103)		18,808

PARTICIPATORY NOTES - 8.6%

INDIA - 4.6%
JPMorgan Chase & Co. Participatory Note (PI Industries Ltd.) (b)	$50	231
Merrill Lynch International & Co. Participatory Note (Balrampur Chini Mills Ltd.) (b)	211	197
Merrill Lynch International & Co. Participatory Note (Dewan Housing Finance Corp Ltd.) (b)	49	179
Merrill Lynch International & Co. Participatory Note (Dewan Housing Finance Corp.) (b)	18	68
Merrill Lynch International & Co. Participatory Note (ING Vysya Bank Ltd.) (b)	12	126
Merrill Lynch International & Co. Participatory Note (ING Vysya Bank Ltd.) (b)	4	39
Merrill Lynch International & Co. Participatory Note (KPIT Cummins Infosystems Ltd.) (b)	41	111
Merrill Lynch International & Co. Participatory Note (MT Educare Ltd.) (b)	19	27
		978

NETHERLANDS - 1.0%
JPMorgan Structured Products BV Participatory Note (Glenmark Pharmaceuticals Ltd.) (b)	22	206

SAUDI ARABIA - 3.0%
Deutsche Bank AG Participatory Note (Fawaz Abdulaziz Alhokair & Co.) (b)	5	263
JPMorgan Structured Products BV Participatory Note (Al Khaleej Training and Education Co.) (b)	6	106
JPMorgan Structured Products BV Participatory Note (Herfy Food Services Co. Ltd.) (b)	—	14
JPMorgan Structured Products BV Participatory Note (Herfy Food Services Co. Ltd.) (b)	7	247
		630
Total Participatory Notes (cost $1,428)		1,814

PREFERRED STOCKS - 0.9%

BRAZIL - 0.9%
Banco ABC Brasil SA	35	195

Total Preferred Stocks (cost $239)		195

SHORT TERM INVESTMENTS - 3.5%

Investment Company - 3.5%
JNL Money Market Fund, 0.01% (c) (d)	739	739

Total Short Term Investments (cost $739)		739

Total Investments - 101.8% (cost $20,509)		21,556
Other Assets and Liabilities, Net - (1.8%)		(391)
Total Net Assets - 100.0%		$21,165

(a)	Non-income producing security.
(b)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedule of Investments.

(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian/Baring International Fixed Income Fund

CORPORATE BONDS AND NOTES - 8.4%

GERMANY - 3.2%
Deutsche Telekom International Finance BV, 4.25%, 07/13/22, EUR	50	$79
FMS Wertmanagement AoeR, 2.00%, 05/23/18, EUR	400	576
		655
NETHERLANDS - 3.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.00%, 09/10/15, GBP	90	156
1.85%, 04/12/17, JPY	30,000	302
ING Bank NV, 5.38%, 04/15/21, GBP	100	188
		646

SWEDEN - 0.7%
Skandinaviska Enskilda Banken AB, 2.50%, 09/01/15, EUR	100	141

UNITED KINGDOM - 1.4%
Abbey National Treasury Services Plc, 4.13%, 09/14/17, GBP	80	141
SSE Plc, 8.38%, 11/20/28, GBP	60	142
		283
Total Corporate Bonds and Notes (cost $1,704)		1,725

GOVERNMENT AND AGENCY OBLIGATIONS - 89.9%

AUSTRALIA - 6.3%
Queensland Treasury Corp.
6.00%, 09/14/17, AUD	245	247
6.25%, 06/14/19, AUD	470	489
Treasury Corp. of Victoria, 5.75%, 11/15/16, AUD	150	148
Western Australian Treasury Corp., 8.00%, 07/15/17, AUD	380	403
		1,287

AUSTRIA - 1.4%
Austria Government Bond
3.20%, 02/20/17, EUR	60	89

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.40%, 11/22/22, EUR	40	63
4.15%, 03/15/37, EUR	80	139
		291

BELGIUM - 4.8%
Belgium Government Bond
4.25%, 09/28/21, EUR	450	736
2.25%, 06/22/23, EUR	180	253
		989

CANADA - 2.8%
Canada Housing Trust No. 1, 1.85%, 12/15/16 (a), CAD	160	147
Province of Alberta, Canada, 1.75%, 06/15/17, CAD	150	137
Province of British Columbia, Canada, 3.70%, 12/18/20, CAD	310	301
		585

FINLAND - 1.6%
Finland Government Bond, 2.75%, 07/04/28, EUR	230	335

FRANCE - 8.0%
Agence Francaise de Developpement, 1.80%, 06/19/15, JPY	10,000	98
Caisse Francaise de Financement Local, 1.80%, 05/09/17, JPY	40,000	400
France Government Bond
2.50%, 10/25/20, EUR	170	252
5.75%, 10/25/32, EUR	330	651
4.75%, 04/25/35, EUR	140	250
		1,651

GERMANY - 3.5%
Bundesrepublik Deutschland
2.50%, 01/04/21, EUR	120	182
3.25%, 07/04/42, EUR	40	65
KFW
5.63%, 08/25/17, GBP	130	246
2.05%, 02/16/26 (a), JPY	21,000	232
		725

IRELAND - 2.2%
Ireland Government Bond, 4.60%, 04/18/16, EUR	300	447

ITALY - 11.9%
Italy Buoni Poliennali Del Tesoro
3.50%, 06/01/18, EUR	230	340
4.25%, 09/01/19, EUR	445	682
3.75%, 08/01/21, EUR	570	842
4.75%, 08/01/23, EUR	370	575
		2,439

JAPAN - 12.0%
Japan Government Bond
0.80%, 12/20/22, JPY	38,000	376
1.60%, 06/20/30, JPY	25,500	263
1.40%, 12/20/32, JPY	27,000	261
1.70%, 06/20/33, JPY	76,000	767
2.00%, 09/20/41, JPY	77,450	802
		2,469

LUXEMBOURG - 2.0%
European Investment Bank
4.13%, 12/07/17, GBP	130	235
4.00%, 10/15/37, EUR	100	168
		403

MEXICO - 5.4%
Mexico Bonos
7.25%, 12/15/16, MXN	2,600	214
6.50%, 06/10/21, MXN	3,700	296
8.00%, 12/07/23, MXN	6,900	598
		1,108

NETHERLANDS - 4.3%
Netherlands Government Bond
1.25%, 01/15/19, EUR	300	422
3.75%, 01/15/23, EUR	290	469
		891

NORWAY - 0.5%
Norway Government Bond, 2.00%, 05/24/23, NOK	700	109

PHILIPPINES - 1.7%
Asian Development Bank, 2.35%, 06/21/27, JPY	30,000	341

POLAND - 5.4%
Poland Government Bond, 0.00%, 07/25/14 - 01/25/16 (b), PLN	3,500	1,111

SINGAPORE - 0.4%
Singapore Government Bond, 2.50%, 06/01/19, SGD	100	83

SOUTH AFRICA - 2.8%
South Africa Government Bond
8.00%, 12/21/18, ZAR	2,200	211
6.75%, 03/31/21, ZAR	3,100	272
7.00%, 02/28/31, ZAR	1,200	96
		579

SPAIN - 9.4%
Spain Government Bond
3.80%, 01/31/17, EUR	290	430
4.10%, 07/30/18, EUR	570	867
2.75%, 04/30/19, EUR	220	316
5.50%, 04/30/21, EUR	190	311
		1,924

SWEDEN - 1.1%
Sweden Government Bond, 3.00%, 07/12/16, SEK	1,400	227

UNITED KINGDOM - 1.5%
United Kingdom Treasury Bond, 4.50%, 09/07/34, GBP	160	310

UNITED STATES OF AMERICA - 0.9%
International Bank for Reconstruction & Development, 5.40%, 06/07/21, GBP	90	178

Total Government and Agency Obligations (cost $18,193)		18,482

SHORT TERM INVESTMENTS - 1.6%

Investment Company - 1.6%
JNL Money Market Fund, 0.01% (c) (d)	337	337

Total Short Term Investments (cost $337)		337

Total Investments - 99.9% (cost $20,234)		20,544
Other Assets and Liabilities, Net - 0.1%		24
Total Net Assets - 100.0%		$20,568

(a)	Variable rate security. Rate stated was in effect as of March 31, 2014.

See accompanying Notes to Schedules of Investments.

(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	04/04/2014	NTS	AUD	110	$102	$7
AUD/USD	04/04/2014	SSB	AUD	50	46	1
CAD/USD	04/04/2014	NTS	CAD	209	189	(1)
CAD/USD	04/04/2014	HSB	CAD	100	91	1
CAD/USD	04/04/2014	JPM	CAD	60	54	1
EUR/USD	04/04/2014	SSB	EUR	90	124	1
GBP/USD	04/04/2014	NTS	GBP	150	250	3
JPY/USD	04/04/2014	CIB	JPY	249,600	2,418	30
JPY/USD	06/27/2014	DUB	JPY	250,760	2,431	(13)
MXN/USD	04/04/2014	CIB	MXN	1,400	107	2
NOK/USD	04/04/2014	DUB	NOK	2,306	385	14
NOK/USD	06/27/2014	SSB	NOK	1,706	284	—
PLN/USD	04/04/2014	DUB	PLN	300	99	1
USD/AUD	04/04/2014	CIB	AUD	(1,035)	(960)	(39)
USD/AUD	04/04/2014	SSB	AUD	(150)	(139)	(8)
USD/AUD	04/04/2014	NTS	AUD	(200)	(185)	(10)
USD/AUD	06/27/2014	DUB	AUD	(1,218)	(1,123)	(4)
USD/CAD	04/04/2014	CIB	CAD	(91)	(82)	3
USD/CAD	04/04/2014	NTS	CAD	(400)	(362)	6
USD/CAD	06/27/2014	SSB	CAD	(121)	(109)	—
USD/EUR	04/04/2014	HSB	EUR	(34)	(47)	(1)
USD/EUR	04/04/2014	DUB	EUR	(140)	(193)	(4)
USD/EUR	04/04/2014	DUB	EUR	(90)	(124)	(2)
USD/EUR	06/06/2014	JPM	EUR	(477)	(657)	6
USD/EUR	06/06/2014	CIB	EUR	(100)	(138)	—
USD/EUR	06/27/2014	GSC	EUR	(173)	(238)	—
USD/GBP	04/04/2014	CIB	GBP	(545)	(909)	(17)
USD/GBP	06/27/2014	DUB	GBP	(392)	(653)	(2)
USD/MXN	04/04/2014	DUB	MXN	(4,734)	(363)	(4)
USD/MXN	06/27/2014	SSB	MXN	(3,244)	(247)	—
USD/NOK	04/04/2014	DUB	NOK	(600)	(100)	—
USD/PLN	04/04/2014	DUB	PLN	(2,314)	(765)	(15)
USD/PLN	06/27/2014	DUB	PLN	(2,014)	(662)	(2)
USD/SEK	04/04/2014	DUB	SEK	(299)	(46)	—
USD/SEK	04/04/2014	SSB	SEK	(480)	(74)	—
USD/SEK	06/27/2014	SSB	SEK	(779)	(120)	—
					$(1,716)	$(46)

See accompanying Notes to Schedules of Investments.

Curian/BlackRock Global Long Short Credit Fund

	Shares/Par †	Value
COMMON STOCKS - 1.4%

AUSTRALIA - 0.1%
Fortescue Metals Group Ltd.	60	$294

NETHERLANDS - 0.1%
NXP Semiconductors NV (a)	4	230

SWEDEN - 0.1%
Telefonaktiebolaget LM Ericsson - ADR	24	317

UNITED STATES OF AMERICA - 1.1%
Apple Inc.	2	1,012
CBS Outdoor Americas Inc. (a)	2	45
Citrix Systems Inc. (a)	2	94
CSX Corp.	18	534
Deere & Co.	1	56
EMC Corp.	26	716
Ford Motor Co.	7	104
General Electric Co.	35	897
Oracle Corp.	14	553
Transocean Ltd.	2	84
Western Union Co.	17	273
		4,368
Total Common Stocks (cost $5,003)		5,209

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.1%

AUSTRALIA - 0.9%
Virgin Australia Trust
8.50%, 10/23/16 (b)	$1,270	1,290
7.13%, 10/23/18 (b)	1,380	1,416
6.00%, 10/23/20 (b)	600	631
		3,337
CANADA - 0.2%
Air Canada Pass-Through Trust
6.63%, 05/15/18 (b)	350	359
5.38%, 05/15/21 (b)	430	432
		791

GERMANY - 0.4%
German Residential Funding Plc, 4.44%, 08/27/24 (c), EUR	1,092	1,553

GUERNSEY - 0.3%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23 (b)	1,040	1,080

IRELAND - 0.6%
Bank of Ireland Mortgage Bank, 3.63%, 10/02/20, EUR	290	439
CVC Cordatus Loan Fund III Ltd., 1.35%, 07/08/27 (c) (d), EUR	1,280	1,758
		2,197

ITALY - 0.7%
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16 (c), EUR	785	1,161
Berica PMI, 2.69%, 05/01/57 (c), EUR	1,001	1,399
		2,560

NETHERLANDS - 1.7%
Jubilee CDO VIII BV, 5.39%, 01/15/24 (d), EUR	690	506
North Westerly CLO IV BV
0.00%, 01/15/26 (c) (d) (e), EUR	528	669
1.87%, 01/15/26 (c) (d), EUR	2,200	3,023
St. Pauls CLO Ltd., 1.85%, 04/25/28 (c) (d), EUR	1,500	2,061
		6,259
PORTUGAL - 0.7%
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18 (c) (d), EUR	1,900	2,618

SPAIN - 0.4%
AyT Cedulas Cajas XXIII Fondo de Titulizacion de Activos, 4.75%, 06/15/16, EUR	1,000	1,476

UNITED KINGDOM - 0.3%
Ludgate Funding Plc, 0,00%, 01/01/61 (d) (e), GBP	7,770	403
Paragon Mortgages No. 13 Plc, 0.42%, 01/15/39 (c) (e)	646	595
		998

UNITED STATES OF AMERICA - 6.9%
Acas CLO Ltd.
0.45%, 04/20/21 (b) (e)	744	735
5.08%, 09/20/23 (b) (e)	250	251
Alm Loan Funding
3.69%, 04/24/24 (b)	480	464
1.69%, 01/20/26 (b)	560	559
2.99%, 01/20/26 (b)	250	246
4.74%, 01/20/26 (b)	345	314
ALM VI Ltd., 4.98%, 06/14/23 (b)	250	251
ALM VII Ltd., 4.74%, 10/19/24 (b) (e)	325	327
American Airlines Pass-Through Trust
6.00%, 01/15/17 (b)	2,350	2,435
6.13%, 07/15/18 (b)	1,750	1,842
Apidos CDO
1.71%, 01/19/25 (b)	515	514
3.06%, 01/19/25 (b)	375	370
Ares XXV CLO Ltd., 3.39%, 01/17/24 (c)	250	250
Atlas Senior Loan Fund Ltd., 2.94%, 02/17/26 (b)	350	340
Babson CLO Ltd., 4.49%, 05/15/23 (b)	500	499
Carlyle Global Market Strategies CLO Ltd.
5.69%, 08/10/21 (b)	400	393
4.94%, 07/20/23 (b) (e)	600	603
Chatham Light CLO Ltd., 0.94%, 08/03/19 (b) (e)	500	491
Continental Airlines Pass-Through Certificates, 6.13%, 04/29/18	397	417
ECP CLO Ltd., 3.23%, 03/17/22 (b) (e)	645	648
Flatiron CLO Ltd.
4.74%, 10/25/24 (b)	250	251
1.69%, 01/17/26 (b) (e)	345	344
Galaxy XII CLO Ltd., 2.84%, 05/19/23 (b)	250	251
Hilton USA Trust REMIC, 4.45%, 11/05/30 (b) (e)	374	378
ING IM CLO Ltd., 4.99%, 10/15/22 (b) (e)	250	250
ING Investment Management Co., 2.94%, 01/18/26 (b)	255	250
KKR CLO Trust, 1.39%, 07/15/25 (b)	500	489
Madison Park Funding I Ltd., 3.05%, 10/23/25 (b)	320	315
Mountain Hawk CLO Ltd., 1.40%, 07/22/24 (b)	460	452
Neuberger Berman CLO Ltd., 5.74%, 07/25/23 (b) (e)	250	251
North End CLO Ltd., 3.74%, 07/17/25 (b) (e)	250	242
Oaktree CLO Ltd., 2.29%, 02/13/25 (b)	405	398
Octagon Investment Partners XVIII Ltd., 3.94%, 12/16/24 (b) (e)	250	245
OHA Credit Partners VI Ltd., 4.74%, 05/15/23 (b) (e)	350	351

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
OHA Credit Partners VII Ltd., 1.65%, 11/20/23 (b) (e)	315	314
OZLM Funding Ltd., 3.44%, 07/22/25 (b)	750	707
Symphony CLO XI Ltd., 4.24%, 01/17/25 (b) (e)	250	247
Tyron Park CLO Ltd., 3.74%, 07/15/25 (b) (e)	500	484
United Air Lines Inc. Pass-Through Trust, 4.30%, 08/15/25	860	883
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,767
8.00%, 10/01/19	220	246
6.75%, 06/03/21	677	733
5.38%, 11/15/21	1,620	1,629
Waterfront CLO Ltd., 1.19%, 08/02/20 (b)	500	475
West CLO Ltd., 3.14%, 11/07/25 (b)	250	247
		25,148

Total Non-U.S. Government Agency Asset-Backed Securities (cost $47,109)		48,017

CORPORATE BONDS AND NOTES - 73.8%

AUSTRALIA - 0.0%
Spotless Holdings Term Loan B, 5.00%, 09/20/18 (e)	164	166

AUSTRIA - 0.2%
Vienna Insurance Group AG Wiener Versicherung Grup, 5.50%, 10/09/43 (c) (e), EUR	600	889

BARBADOS - 0.2%
Columbus International Inc., 7.38%, 03/30/21 (b)	750	772

BRAZIL - 0.6%
Petrobras Global Finance BV
4.88%, 03/17/20	550	551
5.38%, 10/01/29, GBP	145	211
6.63%, 01/16/34, GBP	420	674
7.25%, 03/17/44	925	950
		2,386

CANADA - 0.6%
Air Canada, 6.75%, 10/01/19 (b)	875	943
Barrick Gold Corp., 3.85%, 04/01/22	519	496
Barrick North America Finance LLC, 4.40%, 05/30/21	175	176
CEVA Logisitics Term Loan, 6.50%, 03/18/21 (e)	9	9
Hudson’s Bay Co. Initial Term Loan, 4.75%, 10/07/20 (e)	106	108
Valeant Pharmaceuticals International, 6.75%, 08/15/18 (b)	433	476
		2,208

CHILE - 0.1%
VTR Finance BV, 6.88%, 01/15/24 (b)	265	276

CZECH REPUBLIC - 0.3%
CE Energy A/S, 7.00%, 02/01/21 (c), EUR	335	480
RPG Byty Sro, 6.75%, 05/01/20 (c), EUR	400	562
		1,042

DENMARK - 0.1%
Danske Bank A/S, 5.75%, (callable at 100 beginning 04/06/20) (c) (f), EUR	200	275

FINLAND - 0.4%
Citycon OYJ, 3.75%, 06/24/20 (c), EUR	1,120	1,618

FRANCE - 2.5%
BPCE SA, 5.15%, 07/21/24 (b)	2,202	2,191
Credit Agricole SA, 7.88%, (callable at 100 beginning 01/23/24) (b) (f)	473	500
Electricite de France
5.00% (callable at 100 beginning 01/22/26) (c) (f), EUR	500	712
5.88% (callable at 100 beginning 01/22/29) (c) (f), GBP	500	848
6.00%, 01/22/14 (b)	1,120	1,175
Imerys SA, 2.50%, 11/26/20 (c), EUR	500	696
Kerneos Tech Group SAS
5.05%, 03/01/21 (c) (e), EUR	130	181
5.75%, 03/01/21 (c), EUR	179	253
Plastic Omnium SA, 2.88%, 05/29/20, EUR	1,200	1,670
Societe Generale SA
7.88% (callable at 100 beginning 12/18/23) (b) (f)	619	644
8.25% (callable at 100 beginning 11/29/18) (c) (f)	340	366
		9,236

GERMANY - 3.9%
Autobahn Tank & Rast GmbH 1st Lien Term Loan A, 3.79%, 12/04/18 (e), EUR	1,200	1,654
Autobahn Tank & Rast GmbH 1st Lien Term Loan B, 4.04%, 12/04/19 (e), EUR	500	695
Bayerische Landesbank, 1.10%, 02/07/19 (c) (e), EUR	600	769
CeramTec Term Loan B-1, 4.25%, 07/30/20 (e)	152	152
Commerzbank AG, 7.75%, 03/16/21, EUR	1,500	2,451
Faenza Acquisition GmbH Term Loan B-2, 4.25%, 08/30/20 (e)	15	15
Faenza Acquisition GmbH Term Loan B-3, 4.25%, 08/30/20 (e)	47	47
Fresenius Finance BV, 3.00%, 02/01/21 (c), EUR	1,120	1,562
FTE Verwaltungs GmbH, 9.00%, 07/15/20 (c), EUR	430	661
HSH Nordbank AG
1.09%, 02/14/17 (e), EUR	161	170
1.13%, 02/14/17 (c) (e), EUR	1,254	1,320
Volkswagen International Finance NV
5.50%, 11/09/15 (b) (g), EUR	400	646
5.50%, 11/09/15 (c) (g), EUR	2,700	4,227
		14,369

HONG KONG - 1.0%
AIA Group Ltd.
2.25%, 03/11/19 (b)	465	460
4.88%, 03/11/44 (b)	3,145	3,189
		3,649

IRELAND - 1.5%
AIB Mortgage Bank, 4.88%, 06/29/17, EUR	664	1,016
Bank of Ireland, 3.25%, 01/15/19 (c), EUR	1,060	1,511
CRH Finance Ltd., 3.13%, 04/03/23 (c), EUR	650	932
DEPFA Bank Plc, 1.00%, 12/15/15 (e), EUR	1,479	1,884
FLY Leasing Ltd. Term Loan, 4.50%, 08/08/18 (e)	40	40
		5,383

ITALY - 11.2%
ACEA SpA, 3.75%, 09/12/18 (c), EUR	665	989
Arianna SPV Srl, 3.60%, 04/20/19, EUR	2,070	2,937
Assicurazioni Generali SpA, 2.88%, 01/14/20 (c), EUR	510	724
Astaldi SpA, 7.13%, 12/01/20 (c), EUR	300	443
Banca Popolare dell’Emilia Romagna SC
3.38%, 10/22/18 (c), EUR	1,260	1,809
3.38%, 10/22/18 (c), EUR	540	775

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Banco Popolare SC, 3.50%, 03/14/19 (c), EUR	750	1,045
CNH Industrial Finance Europe SA, 2.75%, 03/18/19 (c), EUR	675	923
Credito Emiliano SpA, 3.25%, 07/09/20 (c), EUR	515	762
Enel Finance International NV, 4.88%, 04/17/23 (c), EUR	400	639
Enel SpA, 8.75%, 09/24/73 (b) (e)	1,025	1,150
Intesa Sanpaolo SpA
3.00%, 01/28/19 (c), EUR	1,680	2,420
3.50%, 01/17/22 (c), EUR	720	1,043
5.25%, 01/12/24	1,330	1,367
3.25%, 02/10/26, EUR	300	430
Meccanica Holdings USA Inc., 7.38%, 07/15/39 (b)	230	229
Mediobanca SpA
2.25%, 03/18/19 (c), EUR	925	1,281
3.63%, 10/17/23 (c) (e), EUR	1,405	2,084
Snai SpA, 7.63%, 06/15/18 (c), EUR	170	249
Telecom Italia Capital SA, 7.72%, 06/04/38	350	375
Telecom Italia Finance SA
6.13%, 11/15/16 (c) (g), EUR	3,000	4,860
7.75%, 01/24/33, EUR	610	1,016
Telecom Italia SpA
6.38%, 06/24/19, GBP	1,000	1,791
4.50%, 01/25/21 (c), EUR	910	1,290
5.88%, 05/19/23, GBP	550	930
UniCredit SpA
3.25%, 01/14/21 (c), EUR	1,580	2,254
6.95%, 10/31/22 (c), EUR	620	992
5.75%, 10/28/25 (c), EUR	2,240	3,356
Unione di Banche Italiane SCpA
2.88%, 02/18/19 (c), EUR	900	1,280
3.13%, 10/14/20 (c), EUR	805	1,177
3.13%, 02/05/24 (c), EUR	215	308
		40,928

JAMAICA - 0.1%
Digicel Ltd., 6.00%, 04/15/21 (b)	252	258

JERSEY - 0.5%
Atrium European Real Estate Ltd., 4.00%, 04/20/20 (c), EUR	800	1,129
Enterprise Funding Ltd., 3.50%, 09/10/20 (c) (g), GBP	300	547
		1,676

LUXEMBOURG - 1.6%
Aguila 3 SA, 7.88%, 01/31/18 (b)	440	467
Altice Financing SA, 6.50%, 01/15/22 (b)	560	587
Bilbao Luxembourg SA, 10.50%, 12/01/18 (c) (l), EUR	100	143
GELF Bond Issuer I SA, 3.13%, 04/03/18 (c), EUR	1,215	1,745
Intralot Finance Luxembourg SA, 9.75%, 08/15/18 (c), EUR	1,085	1,689
ION Trading Technologies S.A.R.L. Term Loan B, 4.50%, 05/22/20 (e)	413	413
IVS F. SpA, 7.13%, 04/01/20 (c), EUR	110	162
Mallinckrodt International Finance S.A. Term Loan B, 3.50%, 02/24/21 (e)	355	355
Servus Luxembourg Holding SCA, 7.75%, 06/15/18 (c), EUR	160	235
		5,796

MACAU - 0.1%
Wynn Macau Ltd, 5.25%, 10/15/21 (b)	224	228

MEXICO - 0.3%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 01/30/24 (b)	930	960
Petroleos Mexicanos, 4.88%, 01/18/24 (b)	97	100
		1,060

NETHERLANDS - 3.2%
Achmea BV
2.50%, 11/19/20 (c), EUR	770	1,077
6.00%, 04/04/43 (c) (e), EUR	755	1,159
Achmea Hypotheekbank NV, 2.75%, 02/18/21 (c), EUR	500	701
Bureau van Dijk Electronic Publishing BV Term Loan D, 4.25%, 11/13/20 (e), EUR	1,000	1,391
CEVA Logisitics Term Loan, 6.50%, 03/18/21 (e)	52	51
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/22	400	397
5.75%, 12/01/43	425	464
ING Bank NV
5.80%, 09/25/23 (b)	1,240	1,323
4.13%, 11/21/23 (c)	1,321	1,326
NXP BV, 3.75%, 06/01/18 (b)	940	945
TMF Group Holding BV, 9.88%, 12/01/19 (c), EUR	320	493
Ziggo BV Term Loan B-1, 3.50%, 01/15/22 (e), EUR	483	662
Ziggo BV Term Loan B-2, 3.50%, 01/15/22 (e), EUR	311	427
Ziggo BV Term Loan B-3, 3.50%, 01/15/22 (e), EUR	513	702
Ziggo BV Term Loan B-4, 3.75%, 01/15/22 (e), EUR	362	496
		11,614

POLAND - 0.2%
Play Finance 1 SA, 6.50%, 08/01/19 (c), EUR	310	446
Play Finance 2 SA, 5.25%, 02/01/19 (c), EUR	170	239
		685

PORTUGAL - 0.6%
Caixa Geral de Depositos SA, 5.63%, 12/04/15 (c), EUR	600	879
Galp Energia SGPS SA, 4.13%, 01/25/19, EUR	800	1,160
		2,039

SPAIN - 5.4%
Aldesa Financial Services SA, 7.25%, 04/01/21 (c), EUR	195	272
Ayt Cedulas Cajas Global
3.50%, 03/14/16, EUR	800	1,146
4.25%, 06/14/18, EUR	300	447
AyT Cedulas Cajas X Fondo de Titulizacion, 0.38%, 06/30/15 (e), EUR	1,000	1,363
Banco Bilbao Vizcaya Argentaria SA
7.00% (callable at 100 beginning 02/19/19) (c) (f), EUR	600	834
9.00% (callable at 100 beginning 05/09/18) (c) (f)	800	867
Banco Popular Espanol SA, 11.50%, (callable at 100 beginning 10/10/18) (c) (f), EUR	800	1,254
Banco Santander SA, 6.25%, (callable at 100 beginning 03/12/19) (c) (f), EUR	400	543
Bankia SA, 3.50%, 01/17/19 (c), EUR	2,300	3,257
BPE Financiaciones SA
2.88%, 05/19/16, EUR	1,500	2,095

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.50%, 02/01/17 (c), EUR	700	966
CaixaBank SA, 4.50%, 11/22/16 (c) (g), EUR	1,100	1,552
Caja Rural de Navarra, 2.88%, 06/11/18 (c), EUR	900	1,303
Cedulas TDA, 4.25%, 03/28/27, EUR	100	142
Cedulas TDA 6 Fondo de Titulizacion de Activos
3.88%, 05/23/25, EUR	800	1,115
4.25%, 04/10/31, EUR	1,200	1,650
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18 (c), EUR	190	274
Grupo Antolin Dutch BV, 4.75%, 04/01/21 (c), EUR	160	223
Telefonica Emisiones SAU, 3.19%, 04/27/18	560	574
		19,877

SWEDEN - 0.0%
SAS AB, 7.50%, 04/01/15 (g), SEK	1,000	158

SWITZERLAND - 1.3%
Credit Suisse AG, 5.75%, 09/18/25 (c), EUR	810	1,215
Credit Suisse Group AG
7.50% (callable at 100 beginning 12/11/23) (c) (f)	650	706
7.50% (callable at 100 beginning 12/11/23) (b) (f)	930	1,010
Tyco Electronics Group SA, 2.38%, 12/17/18	165	164
UBS AG
4.75%, 05/22/23 (c)	660	670
4.75%, 02/12/26 (c), EUR	665	940
		4,705

UNITED KINGDOM - 7.1%
AA Bond Co. Ltd.
9.50%, 07/31/19 (c), GBP	390	735
6.27%, 07/31/25 (c), GBP	1,015	1,891
Abbey National Treasury Services Plc
2.00%, 01/14/19 (c), EUR	560	781
4.00%, 03/13/24	2,050	2,068
Aviva Plc, 6.13%, 07/05/43 (c), EUR	835	1,320
Barclays Bank Plc
4.75% (callable at 100 beginning 03/15/20) (f), EUR	650	798
7.63%, 11/21/22	243	268
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (f), EUR	675	976
8.25% (callable at 100 beginning 12/15/18) (f)	902	947
BP Capital Markets Plc, 3.81%, 02/10/24	1,430	1,443
BUPA Finance Plc, 5.00%, 04/25/23 (c), GBP	340	569
CEVA Group Plc Term Loan
6.50%, 03/04/21 (e)	71	71
6.75%, 03/12/21 (e)	49	49
HBOS Capital Funding LP, 6.85%, (callable at 100 beginning 06/23/14) (f)	130	131
House of Fraser Funding Plc, 8.88%, 08/15/18 (c), GBP	563	1,018
Jaguar Land Rover Automotive PLC, 8.25%, 03/15/20 (c), GBP	300	568
LBG Capital No.1 Plc, 6.44%, 05/23/20 (g), EUR	900	1,304
Marks & Spencer Plc, 4.75%, 06/12/25 (c), GBP	260	436
Nationwide Building Society, 6.88%, (callable at 100 beginning 06/20/19) (c) (f), GBP	325	541
Phosphorus Holdco Plc, 10.00%, 04/01/19 (c), GBP	280	450
Punch Taverns Finance B Ltd.
5.94%, 12/30/24, GBP	280	457
4.77%, 06/30/33, GBP	683	1,087
RBS Capital Trust B, 6.80%, (callable at 100 beginning 03/31/14) (c) (f)	160	158
Royal Bank of Scotland Group Plc, 6.00%, 12/19/23	2,976	3,048
SABMiller Holdings Inc., 2.20%, 08/01/18 (b)	330	330
Santander UK Plc, 5.00%, 11/07/23 (b)	200	206
Unique Pub Finance Co. Plc
7.40%, 03/28/24, GBP	182	310
5.66%, 06/30/27, GBP	1,612	2,704
Vougeot Bidco Plc, 7.88%, 07/15/20 (c), GBP	378	688
Voyage Care Bondco Plc, 11.00%, 02/01/19 (c), GBP	450	814
		26,166

UNITED STATES OF AMERICA - 30.8%
Actavis Inc., 3.25%, 10/01/22	625	599
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20 (e)	275	275
Advanced Micro Devices Inc., 6.75%, 03/01/19 (b)	469	471
Aetna Inc., 4.75%, 03/15/44	365	370
Aircastle Ltd., 7.63%, 04/15/20	247	282
Alcatel-Lucent Term Loan, 4.50%, 01/30/19 (e)	328	329
Alcatel-Lucent USA Inc
4.63%, 07/01/17 (b)	365	375
6.75%, 11/15/20 (b)	565	597
Alliance Laundry Systems Term Loan B, 4.25%, 04/20/20 (e)	225	226
Ally Financial Inc., 8.00%, 11/01/31	288	355
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 04/16/20 (e)	348	347
American Capital Ltd., 6.50%, 09/15/18 (b)	992	1,052
American Tower Corp.
3.40%, 02/15/19	280	287
5.90%, 11/01/21	238	267
3.50%, 01/31/23	481	455
5.00%, 02/15/24	1,041	1,084
Amphenol Corp., 2.55%, 01/30/19	370	369
Anadarko Petroleum Corp.
6.45%, 09/15/36	460	544
0.00%,10/10/36 (h)	8,370	3,074
ARC Properties Operating Partnership LP, 4.60%, 02/06/24 (b)	500	500
Arysta Lifescience Corp. Term Loan B, 4.50%, 05/20/20 (e)	184	184
Bally Technologies Inc. Term Loan B, 4.25%, 08/12/20 (e)	413	414
Bank of America Corp.
5.20% (callable at 100 beginning 06/01/23) (e) (f)	2,055	1,932
4.13%, 01/22/24	740	748
4.00%, 04/01/24	1,885	1,883
5.00%, 01/21/44	940	960
Barrick Gold Corp., 4.10%, 05/01/23	1,316	1,249
Barrick North America Finance LLC, 5.75%, 05/01/43	310	302
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 06/15/17 (b)	337	349
Biomet Inc. Incremental Term Loan, 3.65%, 07/25/17 (e)	194	194
BJ’s Wholesale Club Term Loan, 4.50%, 09/26/19 (e)	541	542
Blackstone CQP HoldCo LP, 9.30%, 03/31/19 (c) (d)	415	415
BMC Software Finance Inc., 8.13%, 07/15/21 (b)	335	353

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20 (e)	309	310
Bright Horizons Family Solutions LLC Term Loan B, 4.00%, 01/30/20 (e)	248	248
Brocade Communications Systems Inc., 4.63%, 01/15/23 (b)	125	119
Burlington Northern Santa Fe LLC
3.75%, 04/01/24	360	361
4.90%, 04/01/44	1,700	1,752
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 09/17/20 (e)	2,514	2,544
Cemex Finance LLC, 6.00%, 04/01/24 (b)	365	366
Cengage Learning Acquisitions Inc. Term Loan, 8.00%, 02/20/20 (e)	650	657
Ceridian Corp., 8.88%, 07/15/19 (b)	368	418
Ceridian HCM Holding Inc., 11.00%, 03/15/21 (b)	149	172
CF Industries Inc.
5.15%, 03/15/34	830	853
5.38%, 03/15/44	515	537
Chrysler Group LLC
8.00%, 06/15/19 (b)	365	400
8.25%, 06/15/21 (b)	605	684
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (b)	89	91
6.88%, 02/01/22 (b)	260	272
CNH Capital LLC
3.25%, 02/01/17	800	816
3.63%, 04/15/18	560	570
Coinmach Corp. Term Loan, 4.25%, 11/15/19 (e)	373	372
Comcast Corp., 4.75%, 03/01/44	375	381
Community Health Systems Inc. Term Loan D, 4.25%, 01/15/21 (e)	529	533
Continental Building Products LLC Term Loan B, 4.75%, 08/14/20 (e)	274	274
CPG International Inc. Term Loan, 4.75%, 09/13/20 (e)	373	374
DIRECTV Holdings LLC, 4.45%, 04/01/24	675	677
DR Horton Inc., 3.75%, 03/01/19	225	226
Endo Finance Co., 5.75%, 01/15/22 (b)	530	543
Energy Transfer Partners LP
4.15%, 10/01/20	2,390	2,467
4.90%, 02/01/24	1,150	1,197
6.50%, 02/01/42	110	125
Exelon Generation Co. LLC, 5.75%, 10/01/41	400	420
FedEx Corp., 4.00%, 01/15/24	440	447
Fidelity National Information Services Inc., 5.00%, 03/15/22	465	486
First Data Corp. Extended Term Loan, 4.15%, 03/24/21 (e)	130	130
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	580	585
Forest Laboratories Inc.
4.38%, 02/01/19 (b)	205	216
5.00%, 12/15/21 (b)	402	425
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21 (e)	204	206
Gardner Denver Inc. Dollar Term Loan, 4.25%, 07/31/20 (e)	1,206	1,205
General Electric Co.
3.38%, 03/11/24	915	921
4.50%, 03/11/44	780	792
General Motors Co.
4.88%, 10/02/23 (b)	275	282
6.25%, 10/02/43 (b)	628	680
General Motors Financial Co. Inc.
2.75%, 05/15/16	207	210
3.25%, 05/15/18	910	918
Genworth Financial Inc., 4.80%, 02/15/24	568	591
Genworth Holdings Inc., 7.20%, 02/15/21	968	1,159
Gilead Sciences Inc., 4.80%, 04/01/44	805	829
Goldman Sachs Group Inc.
1.83%, 11/29/23 (e)	690	705
4.25%, 01/29/26 (c), GBP	1,075	1,799
Google Inc., 3.38%, 02/25/24	1,800	1,803
Greektown Holdings LLC, 8.88%, 03/15/19 (b)	600	619
Grifols Worldwide Operations USA Inc. Term Loan, 3.15%, 03/03/21 (e)	625	624
HCA Inc., 5.88%, 03/15/22	59	64
HD Supply Inc.
8.13%, 04/15/19	124	138
7.50%, 07/15/20	322	351
Hema BV Term Loan B-2, 0.00%, 12/05/17 (e) (m), EUR	860	1,117
Hema BV Term Loan D, 0.00%, 01/05/18 (e) (m), EUR	500	621
Hewlett-Packard Co., 2.75%, 01/14/19	1,316	1,325
Hilton Worldwide Inc. Term Loan B, 3.75%, 09/23/20 (e)	1,302	1,304
Hospira Inc.
5.20%, 08/12/20	830	887
5.80%, 08/12/23	500	547
HUB International Ltd. Term Loan B, 4.75%, 09/16/20 (e)	603	604
Icahn Enterprises LP
3.50%, 03/15/17 (b)	39	39
4.88%, 03/15/19 (b)	543	552
6.00%, 08/01/20 (b)	431	457
5.88%, 02/01/22 (b)	200	203
IMS Health Inc. Term Loan B, 3.75%, 03/05/21 (e)	340	339
ING US Inc., 5.65%, 05/15/53 (e)	245	244
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19 (b)	118	118
J. Crew Group Inc. New Term Loan B, 4.00%, 02/26/21 (e)	170	170
Jabil Circuit Inc., 5.63%, 12/15/20	625	662
JPMorgan Chase & Co.
5.15% (callable at 100 beginning 05/01/23) (e) (f)	1,150	1,078
6.75% (callable at 100 beginning 02/01/24) (f)	721	759
KCG Holdings Inc. Term Loan B, 5.75%, 11/21/17 (e)	7	7
Kinder Morgan Energy Partners LP, 2.65%, 02/01/19	170	170
La Quinta Intermediate Holdings LLC Term Loan B, 4.00%, 02/18/21 (e)	730	730
Level 3 Financing Inc.
8.13%, 07/01/19	384	421
6.13%, 01/15/21 (b)	689	727
LifePoint Hospitals Inc., 5.50%, 12/01/21 (b)	293	304
MacDermid Inc. Term Loan, 4.00%, 06/15/20 (e)	498	498
MasterCard Inc., 3.38%, 04/01/24	1,490	1,488
Meccanica Holdings USA Inc.
6.25%, 07/15/19 (b)	510	548
6.25%, 01/15/40 (b)	1,120	1,011
Media General Inc. Term Loan B, 4.25%, 07/18/20 (e)	663	666
Mitchell International Inc. Term Loan B, 4.50%, 09/27/20 (e)	185	185
Morgan Stanley
5.63%, 09/23/19	340	387
5.00%, 11/24/25	700	720
Morgan Stanley Co., 2.38%, 03/31/21, EUR	1,820	2,508

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Neiman Marcus Group Inc. Term Loan, 5.00%, 10/25/20 (e)	369	370
Norfolk Southern Corp., 4.80%, 08/15/43	270	277
Nuance Communications Inc., 5.38%, 08/15/20 (b)	418	416
Offshore Group Investment Ltd. Term Loan, 5.75%, 03/28/19 (e)	496	501
Onex Carestream Finance LP Term Loan, 9.50%, 12/04/19 (e)	200	204
Onex Carestream Finance LP Term Loan B, 5.00%, 06/04/19 (e)	288	291
OSI Restaurant Partners LLC Term Loan, 3.50%, 10/23/19 (e)	204	203
Oxea Finance & Cy SCA Term Loan, 8.25%, 07/15/20 (e)	90	92
Oxea Finance & Cy SCA Term Loan B-2, 4.25%, 11/30/19 (e)	509	513
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19 (e)	246	246
Party City Holdings Inc. Term Loan, 4.00%, 07/27/19 (e)	645	645
Performance Food Group Co. Term Loan B, 6.25%, 11/14/19 (e)	273	277
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 08/05/20 (e)	372	373
Pinnacle Foods Finance LLC Term Loan G, 3.25%, 04/15/20 (e)	495	492
Pinnacle Foods Finance LLC Term Loan H, 3.25%, 04/29/20 (e)	144	143
Pitney Bowes Inc., 4.63%, 03/15/24	380	377
Progressive Waster Solutions Ltd. Term Loan B, 3.00%, 10/22/19 (e)	194	194
PSEG Power LLC, 4.30%, 11/15/23	655	670
QVC Inc.
3.13%, 04/01/19 (b)	230	229
4.85%, 04/01/24 (b)	1,455	1,474
RBS Global Inc. and Rexnord Corp. Term Loan B, 4.00%, 08/15/20 (e)	229	229
Realogy Group LLC
3.38%, 05/01/16 (b)	277	278
7.88%, 02/15/19 (b)	313	338
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.00%, 11/26/18 (e)	99	100
Rockwood Specialties Group Inc., 4.63%, 10/15/20	325	336
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	174	179
6.25%, 03/15/22 (b)	416	434
Sabine Pass LNG LP, 7.50%, 11/30/16	218	241
Safeway Inc., 3.95%, 08/15/20	710	719
Seagate HDD Cayman
3.75%, 11/15/18 (b)	1,075	1,107
4.75%, 06/01/23 (b)	225	222
Sequa Corp. Term Loan, 5.25%, 05/15/17 (e)	567	555
Sprint Communications Inc., 9.00%, 11/15/18 (b)	289	353
Sprint Corp.
7.88%, 09/15/23 (b)	1,032	1,135
7.13%, 06/15/24 (b)	317	333
State Street Capital Trust IV, 1.23%, 06/15/37 (e)	935	767
Supervalu Inc. Term Loan, 4.50%, 03/21/19 (e)	295	295
T-Mobile USA Inc.
6.63%, 04/28/21	292	314
6.13%, 01/15/22	130	136
6.73%, 04/28/22	164	176
6.50%, 01/15/24	240	251
Tenet Healthcare Corp.
5.00%, 03/01/19 (b)	125	125
6.00%, 10/01/20 (b)	367	393
8.13%, 04/01/22	484	541
TIBCO Software Inc., 2.25%, 05/01/32 (g)	290	291
Time Warner Cable Inc., 6.75%, 06/15/39	140	166
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	465	641
Total System Services Inc., 2.38%, 06/01/18	420	414
Transocean Inc., 6.38%, 12/15/21 (i)	280	315
Travelport LLC 1st Lien Term Loan B, 6.25%, 07/19/19 (e)	541	553
TriNet HR Corp. Term Loan B-2, 5.00%, 08/13/20 (e)	50	50
TRW Automotive Inc., 4.45%, 12/01/23 (b)	390	392
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19 (e)	531	533
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)	184	193
United Continental Holdings Inc., 6.00%, 12/01/20	350	364
United Rentals North America Inc., 5.75%, 11/15/24	233	235
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20 (e)	149	149
Valeant Pharmaceuticals International Inc. Term Loan, 3.75%, 12/11/19 (e)	199	199
Verizon Communications Inc.
5.15%, 09/15/23	1,718	1,880
4.15%, 03/15/24	1,150	1,168
3.85%, 11/01/42	500	419
6.55%, 09/15/43	3,191	3,883
Viacom Inc.
3.88%, 04/01/24	945	943
5.25%, 04/01/44	425	434
Virginia Electric and Power Co.
3.45%, 02/15/24	545	544
4.45%, 02/15/44	565	569
Weather Co. Term Loan, 7.00%, 12/26/20 (e)	215	209
Whiting Petroleum Corp., 5.00%, 03/15/19	365	386
Williams Cos. Inc., 3.70%, 01/15/23	470	427
Williams Partners LP, 4.50%, 11/15/23	720	737
Wilsonart LLC Initial Term Loan, 4.00%, 11/01/19 (e)	298	297
Wise Metals Group LLC, 8.75%, 12/15/18 (b)	455	488
WM Wrigley Jr. Co., 2.90%, 10/21/19 (b)	440	444
Xilinx Inc., 3.00%, 03/15/21	260	258
		112,848
Total Corporate Bonds and Notes (cost $258,073)		270,307

GOVERNMENT AND AGENCY OBLIGATIONS - 5.2%

ITALY - 0.4%
Italy Buoni Poliennali Del Tesoro, 5.50%, 11/01/22, EUR	800	1,303

PORTUGAL - 0.3%
Portugal Government International Bond, 3.50%, 03/25/15 (c)	1,250	1,267

SPAIN - 2.0%
Autonomous Community of Catalonia, Spain, 2.13%, 10/01/14, CHF	100	113
Autonomous Community of Valencia, Spain
3.25%, 07/06/15, EUR	900	1,256
4.38%, 07/16/15, EUR	1,000	1,424
4.00%, 11/02/16, EUR	250	361

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2014

	Shares/Par/Contracts†	Value
Spain Government Bond, 5.40%, 01/31/23, EUR	2,454	3,989
		7,143
UNITED STATES OF AMERICA - 2.5%
U.S. Treasury Bond, 3.63%, 08/15/43	1,940	1,964
U.S. Treasury Note
0.38%, 03/31/16	390	389
2.75%, 02/15/24	6,767	6,783
		9,136
Total Government and Agency Obligations (cost $18,169)		18,849

INVESTMENT COMPANIES - 0.1%
Health Care Select Sector SPDR Fund	7	390
Total Investment Companies (cost $371)		390

TRUST PREFERREDS - 0.2%

UNITED STATES OF AMERICA - 0.2%
RBS Capital Funding Trust V, 5.90%, (callable at 25 beginning 05/19/14) (f)	6	140
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 05/09/14) (f)	6	141
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (f)	10	256
Total Trust Preferreds (cost $528)		537

PREFERRED STOCKS - 1.1%

GERMANY - 0.3%
Volkswagen AG	4	1,089

UNITED KINGDOM - 0.1%
Royal Bank of Scotland Group Plc - ADR, 6.13%, (callable at 25 beginning 02/10/14) (f)	2	37
Royal Bank of Scotland Group Plc - ADR, 6.60%, (callable at 25 beginning 02/10/14) (f)	8	194
		231

UNITED STATES OF AMERICA - 0.7%
Crown Castle International Corp., 4.50%, 11/01/16 (g)	5	467
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/25) (f)	16	382
Stanley Black & Decker Inc., 6.25%, 11/17/16	2	232
United Technologies Corp., 7.50%, 08/01/15	18	1,231
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (f)	22	548
		2,860
Total Preferred Stocks (cost $4,149)		4,180

PURCHASED OPTIONS - 0.0%
Cliffs Natural Resources Inc. Put Option, Strike Price 17, Expiration 05/17/14	130	5
SPDR S&P 500 ETF Trust Put Option, Strike Price 188, Expiration 04/19/14	147	36
Total Purchased Options (cost $46)		41

SHORT TERM INVESTMENTS - 30.5%

Investment Company - 0.0%
JNL Money Market Fund, 0.01% (j) (k)	51	51

	Shares/Par †
Repurchase Agreements - 30.5%

Australia - 1.3%
Repurchase Agreement with BCL, (0.40)% (Collateralized by $2,000 Australia & New Zealand Banking Group, 4.50%, due 03/19/24, value $2,003) acquired on 03/19/14, open maturity at $1,992	$1,992	1,992
Repurchase Agreement with BCL, (1.00)% (Collateralized by $580 National Australia Bank Ltd., 2.30%, due 07/25/18, value $586) acquired on 07/19/13, open maturity at $581	581	581
Repurchase Agreement with CGM, (0.75)% (Collateralized by $750 National Australia Bank Ltd., 2.30%, due 07/25/18, value $758) acquired on 09/11/13, open maturity at $759	759	759
Repurchase Agreement with DUB, (0.10)% (Collateralized by $1,325 Westpac Banking Corp., 2.25%, due 07/30/18, value $1,336) acquired on 07/19/13, open maturity at $1,312	1,312	1,312
		4,644

Brazil - 0.1%
Repurchase Agreement with BBP, (0.15)% (Collateralized by $430 Petrobras Global Finance BV, 4.38%, due 05/20/23, value $404) acquired on 05/24/13, open maturity at $416	416	416

Italy - 1.7%
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 340 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 365) acquired on 05/23/13, open maturity at $494, EUR	359	494
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 850 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 912) acquired on 07/19/13, open maturity at $1,176, EUR	854	1,176
Repurchase Agreement with BBP, (0.28)% (Collateralized by EUR 340 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 365) acquired on 05/24/13, open maturity at $491, EUR	357	491
Repurchase Agreement with BBP, 0.00% (Collateralized by EUR 655 Italy Buoni Poliennali Del Tesoro, 4.50%, due 05/01/23, value EUR 726) acquired on 11/14/13, open maturity at $969, EUR	703	969
Repurchase Agreement with BBP, 0.08% (Collateralized by EUR 2,035 Italy Buoni Poliennali Del Tesoro, 3.75%, due 03/01/21, value EUR 2,189) acquired on 03/05/14, open maturity at $3,060, EUR	2,221	3,060
		6,190

Portugal - 0.4%
Repurchase Agreement with BBP, (0.18)% (Collateralized by EUR 1,150 Portugal Obrigacoes do Tesouro OT, 4.75%, due 06/14/19, value EUR 1,253) acquired on 07/19/13, open maturity at $1,589, EUR	1,153	1,589

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

	Shares/Par †	Value
Spain - 2.7%
Repurchase Agreement with BBP, (0.05)% (Collateralized by EUR 370 Spain Government Bond, 4.10%, due 07/30/18, value EUR 409) acquired on 12/09/13, open maturity at $564, EUR	409	564
Repurchase Agreement with BBP, (0.06)% (Collateralized by EUR 2,500 Spain Government Bond, 4.10%, due 07/30/18, value EUR 2,764) acquired on 11/14/13, open maturity at $3,688, EUR	2,677	3,688
Repurchase Agreement with BBP, 0.00% (Collateralized by EUR 1,270 Spain Government Bond, 3.75%, due 10/31/18, value EUR 1,385) acquired on 09/11/13, open maturity at $1,788, EUR	1,298	1,788
Repurchase Agreement with MSC, (0.04)% (Collateralized by EUR 1,600 Spain Government Bond, 4.10%, due 07/30/18, value EUR 1,769) acquired on 05/28/13, open maturity at $2,372, EUR	1,722	2,372
Repurchase Agreement with MSC, (0.10)% (Collateralized by EUR 800 Spain Government Bond, 5.50%, due 04/30/21, value EUR 953) acquired on 10/29/13, open maturity at $1,274, EUR	925	1,274
		9,686

United Kingdom - 0.1%
Repurchase Agreement with DUB, (0.10)% (Collateralized by $457 BP Capital Markets Plc, 2.75%, due 05/10/23, value $427) acquired on 07/19/13, open maturity at $422	422	422

United States of America - 24.2%
Repurchase Agreement with BCL, (0.02)% (Collateralized by $11,088 U.S Treasury Note, 2.75%, due 11/15/23, value $11,143) acquired on 03/26/14, due 04/02/14 at $11,206	11,206	11,206
Repurchase Agreement with BCL, (0.10)% (Collateralized by $1,100 Time Warner Cable Inc., 4.50%, due 09/15/42, value $1,011) acquired on 02/19/14, open maturity at $1,013	1,013	1,013
Repurchase Agreement with BCL, (0.10)% (Collateralized by $1,735 AT&T Inc., 4.30%, due 12/15/42, value $1,543) acquired on 03/31/14, open maturity at $1,564	1,564	1,564
Repurchase Agreement with BCL, (0.10)% (Collateralized by $225 Home Depot Inc., 2.25%, due 09/10/18, value $230) acquired on 07/19/13, open maturity at $225	225	225
Repurchase Agreement with BCL, (0.10)% (Collateralized by $370 Thomson Reuters Corp., 4.50%, due 05/23/43, value $335) acquired on 05/24/13, open maturity at $360	360	360
Repurchase Agreement with BCL, (0.10)% (Collateralized by $650 Texas Instruments Inc., 1.00%, due 05/01/18, value $632) acquired on 05/24/13, open maturity at $639	639	639
Repurchase Agreement with BCL, (0.10)% (Collateralized by $700 AT&T Inc., 2.63%, due 12/01/22, value $653) acquired on 11/14/13, open maturity at $639	639	639
Repurchase Agreement with BCL, (0.10)% (Collateralized by $875 Microsoft Corp., 2.38%, due 05/01/23, value $820) acquired on 06/14/13, open maturity at $838	838	838
Repurchase Agreement with BNP, (0.07)% (Collateralized by $5 U.S Treasury Note, 1.50%, due 01/31/19, value $5) acquired on 03/03/14, open maturity at $5	5	5
Repurchase Agreement with BNP, 0.01% (Collateralized by $370 U.S Treasury Bond, 3.63%, due 02/15/44, value $374) acquired on 03/12/14, open maturity at $366	366	366
Repurchase Agreement with CGM, (0.05)% (Collateralized by $265 Intel Corp., 2.70%, due 12/15/22, value $254) acquired on 09/11/13, open maturity at $242	242	242
Repurchase Agreement with CGM, (0.10)% (Collateralized by $1,000 NBCUniversal Media LLC, 4.45%, due 01/15/43, value $967) acquired on 09/11/13, open maturity at $934	934	934
Repurchase Agreement with CGM, (0.10)% (Collateralized by $146 International Business Machines Corp., 4.00%, due 06/20/42, value $139) acquired on 09/11/13, open maturity at $134	134	134
Repurchase Agreement with CGM, (0.10)% (Collateralized by $270 Intel Corp., 4.25%, due 12/15/42, value $258) acquired on 07/19/13, open maturity at $245	245	245
Repurchase Agreement with CGM, (0.10)% (Collateralized by $279 International Business Machines Corp., 4.00%, due 06/20/42, value $266) acquired on 09/11/13, open maturity at $252	252	252
Repurchase Agreement with CGM, (0.10)% (Collateralized by $435 CCO Holdings LLC, 5.25%, due 09/30/22, value $433) acquired on 12/09/13, open maturity at $407	407	407
Repurchase Agreement with CGM, (0.10)% (Collateralized by $500 Freeport-McMoRan Copper & Gold Inc., 3.88%, due 03/15/23, value $494) acquired on 12/09/13, open maturity at $476	476	476
Repurchase Agreement with CGM, (0.10)% (Collateralized by $515 CCO Holdings LLC, 5.25%, due 09/30/22, value $512) acquired on 12/09/13, open maturity at $481	481	481
Repurchase Agreement with CGM, (0.10)% (Collateralized by $540 International Business Machines Corp., 3.38%, due 08/01/23, value $542) acquired on 05/28/13, open maturity at $537	537	537
Repurchase Agreement with CGM, (0.10)% (Collateralized by $650 NBCUniversal Media LLC, 2.88%, due 01/15/23, value $627) acquired on 09/11/13, open maturity at $623	623	623
Repurchase Agreement with CGM, (0.10)% (Collateralized by $808 DIRECTV Holdings LLC, 1.75%, due 01/15/18, value $798) acquired on 09/11/13, open maturity at $782	782	782
Repurchase Agreement with CGM, (0.15)% (Collateralized by $1060 Time Warner Cable Inc., 4.50%, due 09/15/42, value $974) acquired on 02/25/14, open maturity at $968	968	968

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with CSI, (0.06)% (Collateralized by $1,115 U.S Treasury Note, 0.75%, due 01/15/17, value $1,114) acquired on 01/23/14, open maturity at $1,114	1,114	1,114
Repurchase Agreement with CSI, (0.09)% (Collateralized by $28,900 U.S Treasury Note, 2.75%, due 11/15/23, value $29,042) acquired on 01/06/14, open maturity at $28,430	28,430	28,430
Repurchase Agreement with CSI, (0.15)% (Collateralized by $700 Ford Motor Credit Co. LLC, 4.75%, due 01/15/43, value $682) acquired on 09/11/13, open maturity at $635	635	635
Repurchase Agreement with CSI, (0.15)% (Collateralized by $850 Ford Motor Credit Co. LLC, 4.38%, due 08/06/23, value $880) acquired on 09/11/13, open maturity at $859	859	859
Repurchase Agreement with CSI, 0.03% (Collateralized by $250 U.S Treasury Note, 2.00%, due 02/28/21, value $245) acquired on 03/13/14, open maturity at $247	247	247
Repurchase Agreement with DUB, (0.08)% (Collateralized by $573 U.S Treasury Note, 0.63%, due 02/15/17, value $570) acquired on 02/24/14, open maturity at $571	571	571
Repurchase Agreement with DUB, (0.10)% (Collateralized by $25 Wells Fargo & Co., 5.38%, due 11/02/43, value $26) acquired on 10/10/13, open maturity at $25	25	25
Repurchase Agreement with DUB, (0.10)% (Collateralized by $380 Broadcom Corp., 2.50%, due 08/15/22, value $350) acquired on 05/24/13, open maturity at $369	369	369
Repurchase Agreement with DUB, (0.25)% (Collateralized by $178 Texas Industries Inc., 9.25%, due 08/15/20, value $206) acquired on 01/31/14, open maturity at $197	197	197
Repurchase Agreement with DUB, 0.00% (Collateralized by $1,950 U.S Treasury Note, 2.13%, due 01/31/21, value $1,932) acquired on 02/24/14, open maturity at $1,945	1,945	1,945
Repurchase Agreement with DUB, 0.04% (Collateralized by $250 U.S Treasury Note, 2.13%, due 01/31/21, value $248) acquired on 02/28/14, open maturity at $251	251	251
Repurchase Agreement with MLP, (0.01)% (Collateralized by $4,265 U.S Treasury Note, 2.38%, due 12/31/20, value $4,301) acquired on 01/14/14, open maturity at $4,297	4,297	4,297
Repurchase Agreement with MLP, (0.03)% (Collateralized by $880 U.S Treasury Note, 0.25%, due 12/31/15, value $879) acquired on 01/06/14, open maturity at $878	878	878
Repurchase Agreement with MLP, (0.10)% (Collateralized by $732 U.S Treasury Note, 1.50%, due 12/31/18, value $727) acquired on 02/10/14, open maturity at $736	736	736
Repurchase Agreement with MLP, (0.18)% (Collateralized by $9,760 U.S Treasury Note, 1.50%, due 12/31/18, value $9,693) acquired on 01/14/14, open maturity at $9,711	9,711	9,711
Repurchase Agreement with MLP, (0.20)% (Collateralized by $1,000 Time Warner Cable Inc., 4.50%, due 09/15/42, value $919) acquired on 03/04/14, open maturity at $960	960	960
Repurchase Agreement with MLP, (0.20)% (Collateralized by $3,748 U.S Treasury Note, 1.50%, due 02/28/19, value $3,713) acquired on 03/31/14, due 04/01/14 at $3,710	3,710	3,710
Repurchase Agreement with MLP, 0.01% (Collateralized by $3,698 U.S Treasury Bond, 3.75%, due 11/15/43, value $3,831) acquired on 03/27/14, due 04/03/14 at $3,897	3,897	3,897
Repurchase Agreement with MLP, 0.02% (Collateralized by $6,683 U.S Treasury Bond, 3.75%, due 11/15/43, value $6,924) acquired on 03/31/14, due 04/01/14 at $6,984	6,984	6,984
		88,752
Total Repurchase Agreements (cost $111,368)		111,699

Total Short Term Investments (cost $111,419)		111,750

Total Investments - 125.4% (cost $444,867)		459,280
Total Securities Sold Short - (28.7%) (proceeds $102,032)		(104,937)
Other Assets and Liabilities, Net - 3.3%		11,845
Total Net Assets - 100.0%		$366,188

SECURITIES SOLD SHORT - 28.7%

CORPORATE BONDS AND NOTES - 4.0%

AUSTRALIA - 1.3%
Australia & New Zealand Banking Group Ltd., 4.50%, 03/19/24 (b)	2,000	$2,003
National Australia Bank Ltd., 2.30%, 07/25/18	1,330	1,345
Westpac Banking Corp., 2.25%, 07/30/18	1,325	1,336
		4,684
UNITED STATES OF AMERICA - 2.7%
AT&T Inc.
2.63%, 12/01/22	700	654
4.30%, 12/15/42	1,735	1,549
CCO Holdings LLC, 5.25%, 09/30/22	950	945
Ford Motor Co., 4.75%, 01/15/43	700	682
Ford Motor Credit Co. LLC, 4.38%, 08/06/23	850	881
Intel Corp.
2.70%, 12/15/22	265	254
4.25%, 12/15/42	270	258
International Business Machines Corp, 3.38%, 08/01/23	540	542
Microsoft Corp., 2.38%, 05/01/23	540	506
Texas Industries Inc., 9.25%, 08/15/20	178	207
Texas Instruments Inc., 1.00%, 05/01/18	650	632
Time Warner Cable Inc., 4.50%, 09/15/42	3,160	2,923
		10,033
Total Corporate Bonds and Notes (cost $14,356)		14,717

GOVERNMENT AND AGENCY OBLIGATIONS - 24.7%

ITALY - 1.5%
Italy Buoni Poliennali Del Tesoro
3.75%, 03/01/21 - 08/01/21, EUR	3,565	5,277
4.50%, 05/01/23, EUR	44	67
		5,344
PORTUGAL - 0.5%
Portugal Obrigacoes do Tesouro OT, 4.75%, 06/14/19, EUR	1,150	1,726

SPAIN - 2.3%
Spain Government Bond
4.10%, 07/30/18, EUR	4,470	6,809

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.75%, 10/31/18, EUR	215	323
5.50%, 04/30/21, EUR	800	1,313
		8,445

UNITED STATES OF AMERICA - 20.4%
U.S. Treasury Bond
3.75%, 11/15/43	10,381	10,751
3.63%, 02/15/44	370	374
U.S. Treasury Note
0.25%, 12/31/15	880	879
0.75%, 01/15/17	1,115	1,114
0.63%, 02/15/17	573	570
1.50%, 12/31/18 - 02/28/19	14,245	14,134
2.38%, 12/31/20	4,265	4,300
2.13%, 01/31/21	2,200	2,179
2.00%, 02/28/21	250	245
2.75%, 11/15/23	39,968	40,159
		74,705
Total Government and Agency Obligations (cost $87,676)		90,220

Total Securities Sold Short - 28.7% (proceeds $102,032)		$104,937

(a)	Non-income producing security.
(b)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2014, the value of Rule 144A liquid securities was $63,791 for long term investments and $2,003 for securities sold short.

(c)

Security which is restricted to resale to institutional investors. These securities may have been deemed to be liquid by the Sub-Advisor based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(d)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(e)	Variable rate security. Rate stated was in effect as of March 31, 2014.
(f)	Perpetual security.
(g)	Convertible security.
(h)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(j)	Investment in affiliate.
(k)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.
(l)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(m)	This Variable Rate Senior Loan will settle after March 31, 2014, at which time the interest rate will be determined.

See accompanying Notes to Schedules of Investments.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities that may have been deemed liquid, held by the Fund at March 31, 2014.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
AA Bond Co. Ltd., 6.27%, 07/31/25	06/26/2013	$1,585	$1,891	0.5%
AA Bond Co. Ltd., 9.50%, 07/31/19	06/26/2013	602	735	0.2
ACEA SpA, 3.75%, 09/12/18	09/06/2013	870	989	0.3
Abbey National Treasury Services Plc, 2.00%, 01/14/19	07/10/2013	761	781	0.2
Achmea BV, 2.50%, 11/19/20	11/13/2013	1,029	1,077	0.3
Achmea BV, 6.00%, 04/04/43	07/09/2013	1,020	1,159	0.3
Achmea Hypotheekbank NV, 2.75%, 02/18/21	02/12/2014	681	701	0.2
Aldesa Financial Services SA, 7.25%, 04/01/21	03/28/2014	268	272	0.1
Ares XXV CLO Ltd., 3.39%, 01/17/24	10/04/2013	249	250	0.1
Assicurazioni Generali SpA, 2.88%, 01/14/20	01/08/2014	692	724	0.2
Astaldi SpA, 7.13%, 12/01/20	11/29/2013	407	443	0.1
Atrium European Real Estate Ltd., 4.00%, 04/20/20	05/03/2013	1,052	1,129	0.3
Aviva Plc, 6.13%, 07/05/43	07/03/2013	1,085	1,320	0.4
BPE Financiaciones SA, 2.50%, 02/01/17	01/31/2014	949	966	0.3
BUPA Finance Plc, 5.00%, 04/25/23	05/03/2013	551	569	0.2
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16	06/28/2013	1,061	1,161	0.3
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18	10/09/2013	1,704	1,809	0.5
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18	10/09/2013	757	775	0.2
Banco Bilbao Vizcaya Argentaria SA, callable at 100 beginning 02/19/19	02/12/2014	822	834	0.2
Banco Bilbao Vizcaya Argentaria SA, callable at 100 beginning 05/09/18	12/02/2013	842	867	0.2
Banco Popolare SC, 3.50%, 03/14/19	03/07/2014	1,036	1,045	0.3
Banco Popular Espanol SA, callable at 100 beginning 10/10/18	10/04/2013	1,092	1,254	0.3
Banco Santander SA, callable at 100 beginning 03/12/19	03/06/2014	549	543	0.1
Bank of Ireland, 3.25%, 01/15/19	01/15/2014	1,456	1,511	0.4
Bankia SA, 3.50%, 01/17/19	01/10/2014	3,114	3,257	0.9
Bayerische Landesbank, 1.10%, 02/07/19	05/08/2013	722	769	0.2
Berica PMI, 2.69%, 05/01/57	07/15/2013	1,308	1,399	0.4
Bilbao Luxembourg SA, 10.50%, 12/01/18	10/18/2013	137	143	—
Blackstone CQP HoldCo LP, 9.30%, 03/31/19	03/18/2014	415	415	0.1
CE Energy A/S, 7.00%, 02/01/21	02/03/2014	452	480	0.1
CNH Industrial Finance Europe SA, 2.75%, 03/18/19	03/14/2014	931	923	0.2
CRH Finance Ltd., 3.13%, 04/03/23	05/03/2013	889	932	0.3
CVC Cordatus Loan Fund III Ltd., 1.35%, 07/08/27	03/28/2014	1,754	1,758	0.5
Caixa Geral de Depositos SA, 5.63%, 12/04/15	05/03/2013	809	879	0.2
CaixaBank SA, 4.50%, 11/22/16	11/13/2013	1,478	1,552	0.4
Caja Rural de Navarra, 2.88%, 06/11/18	05/30/2013	1,157	1,303	0.4
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18	02/11/2014	265	274	0.1
Citycon OYJ, 3.75%, 06/24/20	06/17/2013	1,488	1,618	0.4
Credit Suisse AG, 5.75%, 09/18/25	11/01/2013	1,137	1,215	0.3
Credit Suisse Group AG, callable at 100 beginning 12/11/23	12/09/2013	650	706	0.2
Credito Emiliano SpA, 3.25%, 07/09/20	07/05/2013	664	762	0.2
Danske Bank A/S, callable at 100 beginning 04/06/20	03/06/2014	275	275	0.1
Electricite de France, callable at 100 beginning 01/22/26	01/16/2014	673	712	0.2
Electricite de France, callable at 100 beginning 01/22/29	01/16/2014	809	848	0.2
Enel Finance International NV, 4.88%, 04/17/23	05/03/2013	576	639	0.2
Enterprise Funding Ltd., 3.50%, 09/10/20	09/06/2013	468	547	0.1
FTE Verwaltungs GmbH, 9.00%, 07/15/20	11/11/2013	612	661	0.2
Fresenius Finance BV, 3.00%, 02/01/21	01/10/2014	1,505	1,562	0.4
GELF Bond Issuer I SA, 3.13%, 04/03/18	05/03/2013	1,603	1,745	0.5
German Residential Funding Plc, 4.44%, 08/27/24	06/14/2013	1,458	1,553	0.4
Goldman Sachs Group Inc., 4.25%, 01/29/26	01/23/2014	1,767	1,799	0.5
Grupo Antolin Dutch BV, 4.75%, 04/01/21	03/14/2014	222	223	0.1
HSH Nordbank AG, 1.13%, 02/14/17	05/03/2013	1,171	1,320	0.4
House of Fraser Funding Plc, 8.88%, 08/15/18	05/03/2013	908	1,018	0.3
ING Bank NV, 4.13%, 11/21/23	11/27/2013	1,314	1,326	0.4
IVS F. SpA, 7.13%, 04/01/20	05/03/2013	161	162	—
Imerys SA, 2.50%, 11/26/20	11/20/2013	673	696	0.2
Intesa Sanpaolo SpA, 3.00%, 01/28/19	11/20/2013	2,269	2,420	0.7
Intesa Sanpaolo SpA, 3.50%, 01/17/22	02/12/2014	997	1,043	0.3
Intralot Finance Luxembourg SA, 9.75%, 08/15/18	08/02/2013	1,421	1,689	0.5
Jaguar Land Rover Automotive PLC, 8.25%, 03/15/20	11/29/2013	549	568	0.2
Kerneos Tech Group SAS, 5.05%, 03/01/21	02/28/2014	178	181	—
Kerneos Tech Group SAS, 5.75%, 03/01/21	02/28/2014	245	253	0.1

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2014

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Marks & Spencer Plc, 4.75%, 06/12/25	01/10/2014	$425	$436	0.1%
Mediobanca SpA, 2.25%, 03/18/19	03/12/2014	1,280	1,281	0.3
Mediobanca SpA, 3.63%, 10/17/23	10/11/2013	1,893	2,084	0.6
Nationwide Building Society, callable at 100 beginning 06/20/19	05/23/2013	542	541	0.1
North Westerly CLO IV BV, 0.00%, 01/15/26	12/13/2013	670	669	0.2
North Westerly CLO IV BV, 1.87%, 01/15/26	12/13/2013	3,018	3,023	0.8
Paragon Mortgages No. 13 Plc, 0.42%, 01/15/39	08/22/2013	568	595	0.2
Phosphorus Holdco Plc, 10.00%, 04/01/19	11/01/2013	437	450	0.1
Play Finance 1 SA, 6.50%, 08/01/19	01/27/2014	424	446	0.1
Play Finance 2 SA, 5.25%, 02/01/19	01/27/2014	232	239	0.1
Portugal Government International Bond, 3.50%, 03/25/15	06/04/2013	1,252	1,267	0.3
RBS Capital Trust B, callable at 100 beginning 03/31/14	11/14/2013	155	158	—
RPG Byty Sro, 6.75%, 05/01/20	05/06/2013	531	562	0.2
Servus Luxembourg Holding SCA, 7.75%, 06/15/18	06/03/2013	208	235	0.1
Snai SpA, 7.63%, 06/15/18	11/29/2013	231	249	0.1
Societe Generale SA, callable at 100 beginning 11/29/18	11/14/2013	351	366	0.1
St. Pauls CLO Ltd., 1.85%, 04/25/28	03/27/2014	2,063	2,061	0.6
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18	03/27/2014	2,621	2,618	0.7
TMF Group Holding BV, 9.88%, 12/01/19	06/26/2013	423	493	0.1
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	4,008	4,860	1.3
Telecom Italia SpA, 4.50%, 01/25/21	01/17/2014	1,233	1,290	0.4
UBS AG, 4.75%, 05/22/23	05/16/2013	660	670	0.2
UBS AG, 4.75%, 02/12/26	02/07/2014	899	940	0.3
UniCredit SpA, 3.25%, 01/14/21	01/08/2014	2,141	2,254	0.6
UniCredit SpA, 5.75%, 10/28/25	10/22/2013	3,062	3,356	0.9
UniCredit SpA, 6.95%, 10/31/22	05/24/2013	862	992	0.3
Unione di Banche Italiane SCpA, 2.88%, 02/18/19	02/11/2014	1,227	1,280	0.3
Unione di Banche Italiane SCpA, 3.13%, 10/14/20	10/08/2013	1,092	1,177	0.3
Unione di Banche Italiane SCpA, 3.13%, 02/05/24	01/30/2014	293	308	0.1
Vienna Insurance Group AG Wiener Versicherung Grup, 5.50%, 10/09/43	10/02/2013	812	889	0.2
Volkswagen International Finance NV, 5.50%, 11/09/15	01/03/2014	4,336	4,227	1.2
Vougeot Bidco Plc, 7.88%, 07/15/20	07/17/2013	579	688	0.2
Voyage Care Bondco Plc, 11.00%, 02/01/19	02/11/2014	798	814	0.2
		$97,670	$103,948	28.4%

Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2013	5,550,955	$50
Options written during the period	48,390,204	65
Options closed during the period	(204)	(25)
Options expired during the period	(53,940,955)	(90)
Options outstanding at March 31, 2014	—	$—

Schedule of Open Futures Contracts

	Expiration	Contracts (Short)	Unrealized Appreciation / (Depreciation)
Euro STOXX Banks Index Future	June 2014	(222)	$(50)
Euro-Bobl Future	June 2014	(244)	(24)
Euro-Bund Future	June 2014	(92)	(73)
Euro-Schatz Future	June 2014	(14)	2
NASDAQ 100 E-Mini Future	June 2014	(11)	9
S&P 500 E-Mini Index Future	June 2014	(17)	(27)
U.K. Long Gilt Future	June 2014	(155)	(72)
U.S. Treasury Long Bond Future, 20-Year	June 2014	(25)	(29)
U.S. Treasury Note Future, 10-Year	June 2014	(50)	35
U.S. Treasury Note Future, 5-Year	June 2014	(14)	11
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2014	(22)	(68)
			$(286)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	04/22/2014	GSC	EUR	14,000	$19,286	$(113)
USD/AUD	06/30/2014	WBC	AUD	(336)	(310)	(4)
USD/CHF	04/22/2014	BBP	CHF	(99)	(112)	(3)
USD/EUR	04/22/2014	CIT	EUR	(8,485)	(11,689)	(149)
USD/EUR	04/22/2014	GSC	EUR	(4,213)	(5,804)	(99)
USD/EUR	04/22/2014	DUB	EUR	(100)	(138)	(2)
USD/EUR	04/22/2014	JPM	EUR	(35)	(48)	(1)
USD/EUR	04/22/2014	CSI	EUR	(1,730)	(2,383)	(20)
USD/EUR	04/22/2014	GSC	EUR	(1,000)	(1,378)	(13)
USD/EUR	04/22/2014	BOA	EUR	(10,000)	(13,776)	(237)
USD/EUR	04/22/2014	CSI	EUR	(2,700)	(3,720)	14
USD/EUR	04/22/2014	DUB	EUR	(523)	(720)	(1)
USD/EUR	04/22/2014	GSC	EUR	(2,000)	(2,755)	(4)
USD/EUR	05/15/2014	DUB	EUR	(75,000)	(103,315)	(1,585)
USD/GBP	04/22/2014	JPM	GBP	(10,011)	(16,687)	(251)
USD/GBP	04/22/2014	CIT	GBP	(740)	(1,233)	(7)
USD/GBP	04/22/2014	GSC	GBP	(500)	(833)	(11)
USD/SEK	04/22/2014	DUB	SEK	(816)	(126)	—
					$(145,741)	$(2,486)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection(3)
GSI	Advanced Micro Devices Inc., 7.75%, 08/01/2020	3.75%	5.00%	06/20/2018	$(200)	$10	$(16)	$26
GSI	Advanced Micro Devices Inc., 7.75%, 08/01/2020	4.00%	5.00%	09/20/2018	(200)	8	(16)	24
GSI	Advanced Micro Devices Inc., 7.75%, 08/01/2020	4.22%	5.00%	12/20/2018	(100)	3	(2)	5
JPM	Advanced Micro Devices Inc., 7.75%, 08/01/2020	4.00%	5.00%	09/20/2018	(200)	8	(14)	22
MSS	Advanced Micro Devices Inc., 7.75%, 08/01/2020	3.75%	5.00%	06/20/2018	(400)	19	(25)	45
CSI	Ardagh Packaging Finance Plc, 9.25%, 10/15/2020	2.96%	5.00%	06/20/2018	(1,791)	144	72	75
CSI	Astaldi SpA, 7.13%, 12/01/2020	4.78%	5.00%	06/20/2019	(74)	1	—	—
BBP	Aviva Plc, 9.50%, 06/20/2016	0.79%	1.00%	06/20/2018	(723)	6	(14)	20
CSI	Aviva Plc, 9.50%, 06/20/2016	0.79%	1.00%	06/20/2018	(1,674)	15	(41)	57
CIT	Barrick Gold Corp., 5.80%, 11/15/2034	1.54%	1.00%	12/20/2018	(500)	(12)	(24)	12
CIT	Barrick Gold Corp., 5.80%, 11/15/2034	1.54%	1.00%	12/20/2018	(373)	(9)	(22)	13
BBP	Bayerische Landesbank, 4.38%, 01/22/2014	0.91%	1.00%	12/20/2018	(978)	4	2	2
CSI	CDX.NA.IG.20	N/A	1.00%	06/20/2018	(5,750)	111	41	72
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	1.78%	5.00%	03/20/2019	(248)	38	39	(1)
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	1.78%	5.00%	03/20/2019	(248)	38	38	—
BNP	Constellation Energy Group, 5.15%, 12/01/2020	0.62%	1.00%	03/20/2019	(900)	16	11	6
BNP	Constellation Energy Group, 5.15%, 12/01/2020	0.62%	1.00%	03/20/2019	(200)	4	3	1
BNP	Constellation Energy Group, 5.15%, 12/01/2020	0.62%	1.00%	03/20/2019	(100)	2	1	—
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.91%	5.00%	09/20/2018	(100)	18	16	2
BOA	Ford Motor Co., 6.50%, 08/01/2018	0.91%	5.00%	09/20/2018	(250)	44	41	3
CIT	Ford Motor Co., 6.50%, 08/01/2018	0.91%	5.00%	09/20/2018	(150)	26	26	1
GSI	Ford Motor Co., 6.50%, 08/01/2018	0.91%	5.00%	09/20/2018	(500)	88	80	9
BBP	General Motors Co., 4.88%, 10/02/2023	1.32%	5.00%	12/20/2018	(550)	91	85	7
BOA	General Motors Co., 4.88%, 10/02/2023	1.32%	5.00%	12/20/2018	(250)	41	40	2
BNP	Glencore Finance Europe, 6.50%, 02/27/2019	2.27%	1.00%	06/20/2021	(174)	(14)	(17)	2
CIT	Glencore Finance Europe, 6.50%, 02/27/2019	2.27%	1.00%	06/20/2021	(349)	(29)	(34)	6
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	(1,777)	6	3	4
BBP	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,240)	215	211	6
CIT	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,777)	308	299	12
DUB	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(882)	153	149	5
CIT	Jaguar Land Rover Plc, 8.13%, 05/15/2018	1.42%	5.00%	06/20/2018	(579)	85	63	23

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection(3) (continued)
CSI	K Hovnanian Enterprises Inc., 8.63%, 01/15/2017	4.44%	5.00%	12/20/2018	$(200)	$5	$(5)	$11
JPM	K Hovnanian Enterprises Inc., 8.63%, 01/15/2017	4.44%	5.00%	12/20/2018	(500)	12	(12)	25
JPM	K Hovnanian Enterprises Inc., 8.63%, 01/15/2017	4.44%	5.00%	12/20/2018	(300)	7	(9)	16
BOA	MGIC Investment Corp., 5.38%, 11/01/2015	2.37%	5.00%	09/20/2018	(300)	33	14	20
BOA	MGIC Investment Corp., 5.38%, 11/01/2015	2.62%	5.00%	03/20/2019	(350)	37	34	4
JPM	MGIC Investment Corp., 5.38%, 11/01/2015	2.62%	5.00%	03/20/2019	(360)	39	36	4
MSS	MGIC Investment Corp., 5.38%, 11/01/2015	2.50%	5.00%	12/20/2018	(175)	19	15	4
MSS	MGIC Investment Corp., 5.38%, 11/01/2015	2.50%	5.00%	12/20/2018	(175)	19	15	4
CSI	Norske Skogindustrier ASA, 7.00%, 06/26/2017	10.27%	5.00%	12/20/2014	(771)	(28)	(120)	93
CSI	Norske Skogindustrier ASA, 7.00%, 06/26/2017	20.30%	5.00%	12/20/2018	(165)	(68)	(65)	(2)
BOA	Radian Group Inc., 9.00%, 06/15/2017	2.53%	5.00%	09/20/2018	(300)	31	21	10
BOA	Radian Group Inc., 9.00%, 06/15/2017	2.76%	5.00%	03/20/2019	(350)	35	32	4
JPM	Radian Group Inc., 9.00%, 06/15/2017	2.76%	5.00%	03/20/2019	(360)	36	34	3
MSS	Radian Group Inc., 9.00%, 06/15/2017	2.65%	5.00%	12/20/2018	(175)	18	15	3
MSS	Radian Group Inc., 9.00%, 06/15/2017	2.65%	5.00%	12/20/2018	(175)	18	15	3
BBP	Republic of France, 4.25%, 04/25/2019	0.92%	0.25%	06/20/2023	(780)	(43)	(61)	19
CIT	Republic of France, 4.25%, 04/25/2019	0.92%	0.25%	06/20/2023	(845)	(46)	(70)	24
JPM	Republic of France, 4.25%, 04/25/2019	0.92%	0.25%	06/20/2023	(845)	(46)	(65)	19
JPM	RWE AG, 5.75%, 02/14/2033	0.70%	1.00%	06/20/2018	(951)	12	8	4
CSI	Sabre Holdings Corp., 6.35%, 03/15/2016	2.02%	5.00%	06/20/2018	(900)	108	63	47
BBP	Schaeffler Finance BV, 7.75%, 02/15/2017	1.35%	5.00%	06/20/2018	(1,378)	206	141	68
JPM	Staples Inc., 2.75%, 01/12/2018	2.33%	1.00%	03/20/2019	(410)	(25)	(25)	—
JPM	Staples Inc., 2.75%, 01/12/2018	2.33%	1.00%	03/20/2019	(1,590)	(98)	(93)	(4)
GSI	Tesco Plc, 6.00%, 12/14/2029	0.82%	1.00%	06/20/2018	(951)	7	10	(2)
BOA	ThyssenKrupp AG, 4.38%, 03/18/2015	2.10%	1.00%	09/20/2018	(51)	(2)	(4)	2
BOA	ThyssenKrupp AG, 4.38%, 03/18/2015	2.33%	1.00%	03/20/2019	(167)	(10)	(12)	2
CIT	ThyssenKrupp AG, 4.38%, 03/18/2015	2.33%	1.00%	03/20/2019	(167)	(10)	(12)	2
CSI	ThyssenKrupp AG, 4.38%, 03/18/2015	1.96%	1.00%	06/20/2018	(1,102)	(43)	(82)	39
GSI	ThyssenKrupp AG, 4.38%, 03/18/2015	2.33%	1.00%	03/20/2019	(174)	(11)	(13)	2
JPM	ThyssenKrupp AG, 4.38%, 03/18/2015	2.33%	1.00%	03/20/2019	(167)	(10)	(11)	1
					$(38,371)	$1,640	$789	$886
Credit default swap agreements - purchase protection(2)
JPM	Abbott Laboratories, 4.13%, 05/27/2020	N/A	1.00%	12/20/2018	$1,620	$(57)	$(57)	$—
CIT	Anadarko Petroleum Corp., 5.95%, 09/15/2016	N/A	1.00%	12/20/2016	2,930	(43)	(38)	(5)
CIT	Apache Corp., 7.00%, 02/01/2018	N/A	1.00%	06/20/2018	280	(7)	(7)	—
BNP	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	09/20/2018	580	(9)	4	(12)
DUB	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	09/20/2018	590	(9)	3	(11)
JPM	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	09/20/2018	570	(8)	4	(13)
BBP	AXA SA, 4.50%, 01/23/2015	N/A	1.00%	06/20/2018	724	(9)	15	(24)
CSI	AXA SA, 4.50%, 01/23/2015	N/A	1.00%	06/20/2018	1,674	(21)	43	(64)
JPM	Beazer Homes USA Inc., 9.13%, 06/15/2018	N/A	5.00%	12/20/2018	500	(32)	(4)	(29)
CSI	Boston Scientific Corp., 6.40%, 06/15/2016	N/A	1.00%	12/20/2018	1,620	(32)	(21)	(12)
BBP	Cardinal Health Inc., 1.90%, 06/15/2017	N/A	1.00%	12/20/2018	1,620	(51)	(49)	(3)
BNP	Caterpillar Inc., 5.70%, 08/15/2016	N/A	1.00%	09/20/2018	400	(11)	(4)	(6)
CSI	Caterpillar Inc., 5.70%, 08/15/2016	N/A	1.00%	09/20/2018	500	(13)	(3)	(10)
JPM	Caterpillar Inc., 5.70%, 08/15/2016	N/A	1.00%	06/20/2018	1,250	(34)	(22)	(12)
DUB	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	03/20/2019	1,160	(14)	(10)	(5)
GSB	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	09/20/2018	1,350	(19)	6	(26)
JPM	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	03/20/2019	1,000	(12)	(8)	(4)
CIT	ConocoPhillips, 5.90%, 10/15/2032	N/A	1.00%	06/20/2018	560	(19)	(20)	1
DUB	Constellation Energy Group, 5.15%, 12/01/2020	N/A	1.00%	12/20/2018	500	(10)	(8)	(2)
DUB	Constellation Energy Group, 5.15%, 12/01/2020	N/A	1.00%	12/20/2018	700	(14)	(11)	(3)
DUB	Constellation Energy Group, 5.15%, 12/01/2020	N/A	1.00%	12/20/2018	1,100	(21)	(17)	(5)
CSI	DirecTV Holdings LLC, 5.00%, 03/01/2021	N/A	1.00%	06/20/2019	675	(2)	2	(4)
JPM	Dow Chemical Co., 7.38%, 11/01/2029	N/A	1.00%	09/20/2018	730	(14)	(4)	(11)
BBP	Exelon Generation Co. LLC, 6.20%, 10/01/2017	N/A	1.00%	12/20/2018	200	1	5	(4)
JPM	Expedia Inc., 7.46%, 08/15/2018	N/A	1.00%	06/20/2018	800	(5)	18	(24)
BNP	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	490	17	20	(4)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection(2) (continued)
BOA	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	$925	$31	$38	$(7)
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	895	30	43	(13)
CIT	Finmeccanica Finance S.A., 5.75%, 12/12/2018	N/A	5.00%	06/20/2018	503	(66)	(34)	(33)
CSI	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	N/A	1.00%	06/20/2019	320	9	12	(4)
DUB	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	N/A	1.00%	06/20/2019	320	9	11	(2)
CIT	Halliburton Co., 8.75%, 02/15/2021	N/A	1.00%	06/20/2018	560	(18)	(17)	(1)
DUB	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	03/20/2019	140	(1)	2	(3)
DUB	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	03/20/2019	140	(1)	2	(3)
JPM	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	12/20/2018	1,000	(13)	31	(44)
JPM	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	03/20/2019	200	(2)	2	(5)
JPM	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	03/20/2019	200	(2)	2	(5)
GSB	HSBC Bank Plc, 4.00%, 01/15/2021	N/A	1.00%	09/20/2018	1,860	(34)	(2)	(32)
GSI	International Business Machines Corp., 5.70%, 09/14/2017	N/A	1.00%	12/20/2018	1,620	(52)	(49)	(3)
BBP	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	1,557	(13)	(7)	(6)
CIT	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	3,320	(27)	(15)	(14)
DUB	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	3,649	(30)	(18)	(13)
DUB	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	3,649	(30)	(18)	(13)
DUB	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	2,070	(17)	(9)	(8)
DUB	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	9,299	(77)	(36)	(44)
JPM	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	5,235	(43)	(25)	(20)
JPM	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	5,235	(43)	(25)	(20)
JPM	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	3,995	(33)	(19)	(15)
CIT	iTraxx Europe Series 9	N/A	5.00%	06/20/2018	2,507	(178)	254	(437)
CSI	Jaguar Land Rover Plc, 8.13%, 05/15/2018	N/A	5.00%	03/20/2017	165	(20)	(20)	—
CSI	Jaguar Land Rover Plc, 8.13%, 05/15/2018	N/A	5.00%	03/20/2017	165	(20)	(19)	(1)
CSI	Jaguar Land Rover Plc, 8.13%, 05/15/2018	N/A	5.00%	03/20/2017	165	(20)	(19)	(1)
JPM	Kohl’s Corporation, 6.25%, 12/15/2017	N/A	1.00%	06/20/2019	1,080	20	23	(3)
BBP	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	03/20/2019	287	5	6	(2)
CSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	1,279	(42)	(38)	(5)
GSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	341	(11)	(10)	(1)
JPM	Monsanto Co., 5.13%, 04/15/2018	N/A	1.00%	09/20/2018	730	(24)	(20)	(5)
CIT	Occidental Petroleum Corp., 4.13%, 06/01/2016	N/A	1.00%	06/20/2018	560	(14)	(13)	(1)
BNP	Peugeot SA, 8.38%, 07/15/2014	N/A	5.00%	09/20/2018	317	(35)	8	(44)
CIT	Peugeot SA, 8.38%, 07/15/2014	N/A	5.00%	06/20/2018	2,204	(248)	125	(377)
CSI	Pitney Bowes Inc., 6.25%, 03/15/2019	N/A	1.00%	03/20/2019	550	2	5	(4)
JPM	Praxair Inc., 2.45%, 02/15/2022	N/A	1.00%	09/20/2018	730	(24)	(17)	(7)
BBP	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,275	7	23	(16)
CIT	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,385	8	29	(21)
JPM	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,380	8	22	(14)
BBP	Republic of Portugal, 5.45%, 09/23/2013	N/A	1.00%	12/20/2015	780	(4)	30	(34)
JPM	Republic of Portugal, 5.45%, 09/23/2013	N/A	1.00%	06/20/2015	1,250	(9)	27	(37)
JPM	Sony Corp., 1.57%, 06/19/2015	N/A	1.00%	03/20/2019	1,381	36	91	(55)
JPM	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	03/20/2017	410	—	1	—
JPM	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	03/20/2017	1,590	1	—	1
JPM	The Western Union Co., 3.65%, 08/22/2018	N/A	1.00%	06/20/2019	1,400	55	53	1
JPM	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	12/20/2018	396	(4)	19	(23)
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	400	13	14	(2)
					$93,542	$(1,369)	$280	$(1,688)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection(3)
N/A	CDX.NA.HY.21	N/A	5.00%	12/20/2018	$(3,235)	$256	$5
N/A	iTraxx Europe Series 21	N/A	1.00%	06/20/2019	(9,451)	114	10
					$(12,686)	$370	$15
Credit default swap agreements - purchase protection(2)
N/A	CDX.NA. IG.21	N/A	1.00%	12/20/2018	$1,245	$(22)	$(2)
N/A	CDX.NA.HY.20	N/A	5.00%	06/20/2018	1,501	(132)	(42)
N/A	CDX.NA.IG.22	N/A	1.00%	06/20/2019	12,100	(185)	(26)
N/A	iTraxx Europe Crossover Series 20	N/A	5.00%	12/20/2018	24,316	(2,853)	(175)
N/A	iTraxx Europe Crossover Series 21	N/A	5.00%	06/20/2019	6,530	(645)	(45)
					$45,692	$(3,837)	$(290)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Total return swap agreements - receiving return
JPM	* iBoxx GBP Corporate Index	London-Interbank Offered Rate	06/25/2014	GBP	3,800	$(39)
JPM	* iBoxx GBP Corporate Index	London-Interbank Offered Rate	06/20/2014	GBP	7,500	(33)
						$(72)
Total return swap agreements - paying return
BNP	* Volkswagen AG	3-Month Euribor -0.25%	01/30/2015	EUR	(323)	$3
BNP	* Volkswagen AG	3-Month Euribor -0.25%	01/30/2015	EUR	(272)	7
BNP	* Volkswagen AG	3-Month Euribor -0.25%	02/02/2015	EUR	(540)	8
BOA	* Market Vector Semiconductor ETF	3-Month LIBOR -0.30%	02/03/2015		$(71)	(9)
BOA	* Powershares QQQ	3-Month LIBOR -0.15%	02/26/2015		(353)	7
BOA	* SPDR S&P 500 ETF Trust	3-Month LIBOR -0.15%	02/25/2015		(1,754)	(30)
BOA	* UniCredit SpA	3-Month Euribor + 0.10%	01/26/2015	EUR	(316)	(51)
BOA	* United Technologies Corp.	3-Month LIBOR -0.30%	09/15/2014		(209)	(7)
BOA	* United Technologies Corp.	3-Month LIBOR -0.30%	09/26/2014		(208)	(7)
CIT	* Repsol SA	3-Month Euribor -0.50%	11/12/2014	EUR	(796)	(47)
CIT	* Repsol SA	3-Month Euribor -0.50%	01/19/2015	EUR	(21)	(1)
JPM	* Market Vector Semiconductor ETF	1-Month LIBOR -1.00%	02/05/2015		(94)	(4)
JPM	* Market Vector Semiconductor ETF	1-Month LIBOR -1.00%	03/19/2015		(87)	(4)
JPM	* Telecom Italia SpA	3-Month Euribor -0.25%	11/08/2014	EUR	(751)	(274)
JPM	* Volkswagen AG	3-Month Euribor + 0.03%	04/07/2014	EUR	(102)	11
JPM	* Volkswagen AG	3-Month Euribor + 0.03%	04/07/2014	EUR	(399)	34
JPM	* Volkswagen AG	3-Month Euribor + 0.03%	04/07/2014	EUR	(100)	9
JPM	* Volkswagen AG	3-Month Euribor + 0.33%	04/07/2014	EUR	(602)	52
JPM	* Volkswagen AG	3-Month Euribor -0.05%	04/17/2014	EUR	(506)	50
						$(253)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

See accompanying Notes to Schedules of Investments.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Curian/DFA U.S. Micro Cap Fund

	Shares/Par †	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 16.7%
1-800-Flowers.com Inc. - Class A (a)	11	$60
Aeropostale Inc. (a) (b)	21	103
AH Belo Corp. - Class A	5	54
Ambassadors Group Inc. (a)	1	2
America’s Car-Mart Inc. (a)	3	92
American Axle & Manufacturing Holdings Inc. (a)	7	124
American Public Education Inc. (a)	5	172
Arctic Cat Inc.	5	231
Ark Restaurants Corp.	1	13
Asbury Automotive Group Inc. (a)	10	533
Ascent Capital Group Inc. - Class A (a)	4	305
Ballantyne Strong Inc. (a)	2	9
Barnes & Noble Inc. (a)	17	358
Bassett Furniture Industries Inc.	1	11
Bebe Stores Inc.	31	192
Big 5 Sporting Goods Corp.	6	98
Biglari Holdings Inc. (a)	1	253
BJ’s Restaurants Inc. (a)	7	230
Blue Nile Inc. (a)	4	127
Blyth Inc. (b)	6	61
Bob Evans Farms Inc.	7	371
Body Central Corp. (a) (b)	5	5
Bon-Ton Stores Inc. (b)	5	54
Books-A-Million Inc. (a)	1	1
Bravo Brio Restaurant Group Inc. (a)	5	77
Bridgepoint Education Inc. (a)	16	244
Brown Shoe Co. Inc.	14	362
Build-A-Bear Workshop Inc. (a)	5	50
Cache Inc. (a)	2	8
Callaway Golf Co.	23	236
Capella Education Co.	3	213
Career Education Corp. (a)	20	151
Carmike Cinemas Inc. (a)	7	197
Carriage Services Inc.	6	113
Carrol’s Restaurant Group Inc. (a)	6	40
Cato Corp. - Class A	9	236
Cavco Industries Inc. (a) (b)	3	205
Central European Media Entertainment Ltd. - Class A (a) (b)	10	28
Cherokee Inc.	1	20
Childrens Place Retail Stores Inc.	6	298
Christopher & Banks Corp. (a)	7	46
Churchill Downs Inc.	5	491
Chuy’s Holdings Inc. (a) (b)	4	173
Citi Trends Inc. (a)	4	60
Cobra Electronics Corp. (a)	1	4
Collectors Universe Inc.	2	43
Conn’s Inc. (a) (b)	12	469
Cooper-Standard Holding Inc. (a)	—	26
Core-Mark Holding Co. Inc.	3	235
Corinthian Colleges Inc. (a) (b)	25	34
Crocs Inc. (a)	21	331
Culp Inc.	2	47
Cumulus Media Inc. - Class A (a) (b)	41	280
Del Frisco’s Restaurant Group Inc. (b)	6	167
Delta Apparel Inc. (a)	1	25
Destination Maternity Corp.	4	110
Destination XL Group Inc. (a) (b)	14	78
DineEquity Inc.	5	356
Dixie Group Inc. - Class A	1	13
Dover Downs Gaming & Entertainment Inc. (a)	2	2
Drew Industries Inc.	7	396
Education Management Corp. (a)	4	18
Einstein Noah Restaurant Group Inc.	5	84
Entercom Communications Corp. - Class A (a)	3	34
Entravision Communications Corp. - Class A	17	114
Escalade Inc. (b)	2	29
Ethan Allen Interiors Inc.	7	187
EW Scripps Co. - Class A (a)	15	267
FAB Universal Corp. (a) (b) (c) (d)	1	3
Famous Dave’s Of America Inc. (a)	2	39
Fiesta Restaurant Group Inc.	8	368
Finish Line Inc. - Class A	13	363
Flexsteel Industries Inc.	2	59
Fred’s Inc. - Class A	13	235
Frisch’s Restaurants Inc.	1	12
FTD Cos. Inc.	6	186
Fuel Systems Solutions Inc. (a)	6	62
Full House Resorts Inc. (a)	3	7
G-III Apparel Group Ltd. (a) (b)	7	515
Geeknet Inc. (a)	—	6
Gentherm Inc. (a)	8	295
Gordman’s Stores Inc.	5	29
Grand Canyon Education Inc. (a)	10	448
Gray Television Inc. (a)	14	144
Harte-Hanks Inc.	17	150
Haverty Furniture Cos. Inc.	5	163
Helen of Troy Ltd. (a)	6	413
hhgregg Inc. (a) (b)	9	91
Hibbett Sports Inc. (a) (b)	5	264
Hooker Furniture Corp.	2	36
Hovnanian Enterprises Inc. - Class A (a) (b)	26	122
Interval Leisure Group Inc.	11	299
iRobot Corp. (a) (b)	9	358
Isle of Capri Casinos Inc. (a)	7	55
ITT Educational Services Inc. (a) (b)	4	126
Johnson Outdoors Inc. - Class A	—	9
Jos. A. Bank Clothiers Inc. (a)	5	335
Journal Communications Inc. - Class A (a)	14	122
K12 Inc. (a)	10	221
KB Home	6	102
Kirkland’s Inc. (a)	5	96
Kona Grill Inc. (a)	1	30
Krispy Kreme Doughnuts Inc. (a)	17	295
La-Z-Boy Inc.	15	396
Leapfrog Enterprises Inc. - Class A (a) (b)	16	123
Libbey Inc. (a)	4	98
Lifetime Brands Inc.	2	36
LIN Media LLC - Class A (a)	11	293
Lincoln Educational Services Corp.	5	20
Lithia Motors Inc. - Class A (b)	4	295
Luby’s Inc. (a) (b)	3	17
M/I Homes Inc. (a) (b)	6	139
Marine Products Corp.	2	13
MarineMax Inc. (a)	5	83
Martha Stewart Living Omnimedia Inc. - Class A (a) (b)	6	27
Matthews International Corp. - Class A	8	340
McClatchy Co. - Class A (a) (b)	12	74
MDC Holdings Inc.	10	291
Media General Inc. - Class A (a) (b)	5	91
Modine Manufacturing Co. (a)	12	183
Monarch Casino & Resort Inc. (a)	3	51
Monro Muffler Brake Inc.	3	172
Motorcar Parts of America Inc. (a)	3	74
Movado Group Inc.	6	284
Nathan’s Famous Inc. (a)	1	56
National American University Holdings Inc. (b)	2	6
National CineMedia Inc.	17	248
Nautilus Inc. (a)	9	84

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
New York & Co. Inc. (a)	13	59
Nexstar Broadcasting Group Inc. - Class A	8	286
NutriSystem Inc.	10	148
Office Depot Inc. (a)	36	150
Orbitz Worldwide Inc. (a)	16	127
Overstock.com Inc. (a)	4	86
Oxford Industries Inc.	4	352
Pacific Sunwear of California Inc. (a)	17	51
Penn National Gaming Inc. (a)	16	198
Pep Boys-Manny Moe & Jack (a)	15	189
Perry Ellis International Inc. (a)	4	57
PetMed Express Inc. (b)	7	92
Popeyes Louisiana Kitchen Inc. (a) (b)	7	290
Quicksilver Inc. (a) (b)	33	245
RadioShack Corp. (a) (b)	18	38
Red Lion Hotels Corp. (a)	4	25
Red Robin Gourmet Burgers Inc. (a)	5	380
Regis Corp.	14	196
RG Barry Corp.	3	49
Rick’s Cabaret International Inc. (a)	1	12
Rocky Brands Inc.	1	14
Ruby Tuesday Inc. (a)	17	97
Ruth’s Hospitality Group Inc.	11	130
Salem Communications Corp. - Class A	2	17
Scientific Games Corp. - Class A (a) (b)	29	398
Select Comfort Corp. (a)	10	183
Shiloh Industries Inc. (a)	4	74
Shoe Carnival Inc.	7	168
Sinclair Broadcast Group Inc. - Class A (b)	21	562
Sizmek Inc. (a)	10	106
Skechers U.S.A. Inc. - Class A (a)	13	461
Skullcandy Inc. (a)	7	64
Skyline Corp. (a)	3	20
Smith & Wesson Holding Corp. (a) (b)	1	17
Sonic Automotive Inc. - Class A	12	260
Sonic Corp. (a)	19	435
Spartan Motors Inc.	8	39
Speedway Motorsports Inc.	7	122
Stage Stores Inc.	7	161
Standard Motor Products Inc.	7	252
Stanley Furniture Co. Inc. (a)	1	1
Stein Mart Inc.	10	140
Steiner Leisure Ltd. (a)	3	141
Stoneridge Inc. (a)	7	81
Strattec Security Corp.	1	40
Strayer Education Inc. (a)	3	130
Sturm Ruger & Co. Inc. (b)	5	280
Superior Industries International Inc.	7	147
Systemax Inc. (a)	1	12
Tandy Leather Factory Inc. (a)	1	12
The Jones Group Inc.	21	311
Tile Shop Holdings Inc. (a) (b)	4	62
Tower International Inc. (a)	5	136
Town Sports International Holdings Inc.	9	74
Tuesday Morning Corp. (a)	5	66
U.S. Auto Parts Network Inc. (a)	3	8
Unifi Inc. (a)	4	88
Universal Electronics Inc. (a)	4	150
Universal Technical Institute Inc.	6	79
ValueVision Media Inc. - Class A (a)	12	60
Vera Bradley Inc. (a) (b)	5	135
Vitamin Shoppe Inc. (a)	8	385
VOXX International Corp. - Class A (a)	8	112
West Marine Inc. (a)	3	30
Wet Seal Inc. - Class A (a) (b)	24	32
Weyco Group Inc.	2	53
William Lyon Homes - Class A (a)	1	39
Winmark Corp.	1	106
Winnebago Industries Inc. (a)	7	179
World Wrestling Entertainment Inc. - Class A	7	207
Zagg Inc. (a)	3	13
Zale Corp. (a)	11	223
Zumiez Inc. (a)	8	206
		29,956
CONSUMER STAPLES - 3.3%
Alico Inc.	2	64
Alliance One International Inc. (a)	21	60
Andersons Inc.	7	437
Annie’s Inc. (a)	5	187
Boulder Brands Inc. (a)	16	286
Cal-Maine Foods Inc.	8	481
Calavo Growers Inc.	3	110
Central Garden & Pet Co. - Class A (a)	14	113
Chefs’ Warehouse Inc. (a)	6	122
Chiquita Brands International Inc. (a)	14	175
Coca-Cola Bottling Co.	2	181
Craft Brewers Alliance Inc. (a)	2	33
Farmer Bros. Co. (a)	4	74
Griffin Land & Nurseries Inc. - Class A	1	26
Ingles Markets Inc. - Class A	4	85
Inter Parfums Inc.	9	321
Inventure Foods Inc. (a)	3	40
J&J Snack Foods Corp.	2	183
John B. Sanfilippo & Son Inc.	2	37
Liberator Medical Holdings Inc. (b)	7	28
Lifeway Foods Inc. (b)	—	7
Limoneira Co.	—	4
Medifast Inc. (a)	4	113
MGP Ingredients Inc.	—	1
National Beverage Corp. (a)	6	126
Natural Grocers by Vitamin Cottage Inc. (b)	5	198
Nutraceutical International Corp. (a)	1	18
Oil-Dri Corp. of America	1	22
Omega Protein Corp. (a)	6	73
Orchids Paper Products Co.	2	54
Pantry Inc. (a)	8	130
Post Holdings Inc.	7	385
Prestige Brands Holdings Inc. (a)	15	413
Revlon Inc. - Class A (a)	7	171
Rocky Mountain Chocolate Factory Inc.	2	18
Roundy’s Inc. (b)	7	48
Seneca Foods Corp. - Class A (a)	1	34
Spartan Stores Inc.	6	145
Susser Holdings Corp. (a) (b)	6	372
United-Guardian Inc.	—	4
USANA Health Sciences Inc. (a) (b)	3	225
Village Super Market Inc. - Class A	2	63
WD-40 Co.	4	348
Weis Markets Inc.	—	10
		6,025
ENERGY - 7.2%
Adams Resources & Energy Inc.	1	46
Alon USA Energy Inc.	16	233
Alpha Natural Resources Inc. (a) (b)	66	279
Approach Resources Inc. (a) (b)	7	139
Basic Energy Services Inc. (a)	12	316
Bill Barrett Corp. (a)	8	199
Bolt Technology Corp.	2	39
BPZ Resources Inc. (a) (b)	28	89
C&J Energy Services Inc. (a)	16	453
Callon Petroleum Co. (a)	11	94
Carrizo Oil & Gas Inc. (a) (b)	13	712
Clayton Williams Energy Inc. (a)	3	350
Cloud Peak Energy Inc. (a)	14	302

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Comstock Resources Inc. (b)	14	314
Contango Oil & Gas Co. (a)	7	342
Dawson Geophysical Co.	2	65
DHT Holdings Inc.	4	31
Double Eagle Petroleum Co.	1	4
Emerald Oil Inc. (a) (b)	13	90
Endeavour International Corp. (a) (b)	15	48
EnLink Midstream LLC	11	357
EPL Oil & Gas Inc. (a) (b)	8	316
Era Group Inc.	4	121
Evolution Petroleum Corp. (b)	3	38
FieldPoint Petroleum Corp. (a)	1	3
Forbes Energy Services Ltd. (a)	1	5
Forest Oil Corp. (a)	11	21
GasLog Ltd. (b)	6	135
Gastar Exploration Inc. (a)	16	88
Geospace Technologies Corp. (a) (b)	3	207
Gevo Inc. (a) (b)	7	8
Global Geophysical Services Inc. (b)	2	—
Goodrich Petroleum Corp. (a) (b)	8	128
Green Plains Renewable Energy Inc.	8	243
Gulf Island Fabrication Inc.	3	55
Gulfmark Offshore Inc. - Class A	10	442
Harvest Natural Resources Inc. (a) (b)	12	43
Hercules Offshore Inc. (a) (b)	42	192
ION Geophysical Corp. (a)	40	166
James River Coal Co. (a) (b)	6	5
Key Energy Services Inc. (a)	37	342
Magnum Hunter Resources Corp. (a) (b)	57	485
Matador Resources Co. (a)	15	360
Matrix Service Co. (a)	7	249
Midstates Petroleum Co. Inc. (b)	5	25
Miller Energy Resources Inc. (a) (b)	8	45
Mitcham Industries Inc. (a)	4	63
Natural Gas Services Group Inc. (a)	3	86
Newpark Resources Inc. (a) (b)	29	335
Nordic American Tankers Ltd. (b)	14	138
Northern Oil and Gas Inc. (a) (b)	15	215
Nuverra Environmental Solutions Inc. (a) (b)	4	76
Overseas Shipholding Group Inc. (a) (b) (d)	12	64
Panhandle Oil and Gas Inc. - Class A	1	60
Parker Drilling Co. (a)	29	208
PDC Energy Inc. (a) (b)	2	102
Penn Virginia Corp. (a) (b)	16	287
PetroQuest Energy Inc. (a) (b)	15	87
PHI Inc. (a)	2	86
Pioneer Energy Services Corp. (a)	17	223
Pyramid Oil Co. (a)	1	4
Quicksilver Resources Inc. (a) (b)	23	60
Renewable Energy Group Inc. (a) (b)	7	90
Rentech Inc. (a)	45	86
Rex Energy Corp. (a)	17	326
RigNet Inc. (a)	3	184
Saratoga Resources Inc. (a) (b)	5	6
Swift Energy Co. (a) (b)	10	104
Synergy Resources Corp. (a)	19	201
Tesco Corp. (a)	11	194
Tetra Technologies Inc. (a)	26	331
TGC Industries Inc. (a)	6	37
Triangle Petroleum Corp. (a) (b)	22	177
Uranium Energy Corp. (a) (b)	19	25
VAALCO Energy Inc. (a)	18	157
W&T Offshore Inc.	19	328
Warren Resources Inc. (a)	21	102
Westmoreland Coal Co. (a)	1	21
Willbros Group Inc. (a)	14	176
		12,863
FINANCIALS - 16.6%
1st Source Corp.	5	172
1st United Bancorp Inc.	5	38
Access National Corp.	3	41
Ambac Financial Group Inc.	7	227
American Equity Investment Life Holding Co.	18	431
American National Bankshares Inc.	1	30
American River Bankshares (a)	1	10
Ameris Bancorp (a)	6	132
Amerisafe Inc. (b)	5	223
Arrow Financial Corp.	3	67
Asta Funding Inc. (a)	2	13
Astoria Financial Corp.	27	376
AV Homes Inc. (a)	2	42
Baldwin & Lyons Inc. - Class B	2	64
Banc of California Inc.	4	46
BancFirst Corp.	4	214
Bancorp Inc. (a)	10	179
Bank Mutual Corp.	8	54
Bank of Commerce Holdings (b)	1	7
Bank of Kentucky Financial Corp.	1	44
BankFinancial Corp.	4	42
Banner Corp.	6	245
Bar Harbor Bankshares	1	32
BBCN Bancorp Inc.	22	380
BCB Bancorp Inc.	2	24
Beneficial Mutual Bancorp Inc. (a)	6	79
Berkshire Hills Bancorp Inc.	6	156
BGC Partners Inc. - Class A	49	322
BofI Holding Inc. (a)	4	324
Boston Private Financial Holdings Inc.	25	333
Bridge Bancorp Inc.	1	32
Bridge Capital Holdings (a)	2	42
Brookline Bancorp Inc.	21	194
Bryn Mawr Bank Corp.	2	55
C&F Financial Corp. (b)	1	31
Calamos Asset Management Inc. - Class A	6	75
Camden National Corp.	2	73
Capital Bank Financial Corp. - Class A	2	53
Capital City Bank Group Inc.	2	27
Capital Southwest Corp.	2	80
Cardinal Financial Corp.	8	151
Cash America International Inc. (b)	1	23
Center Bancorp Inc.	3	66
Centerstate Banks Inc.	4	43
Central Pacific Financial Corp.	9	174
Century Bancorp Inc. - Class A	1	23
Chemical Financial Corp.	8	250
Citizens Inc. - Class A (a) (b)	11	82
City Holdings Co.	4	197
Clifton Savings Bancorp Inc.	1	10
CNB Financial Corp.	2	40
CoBiz Financial Inc.	7	86
Codorus Valley Bancorp Inc. (b)	1	12
Columbia Banking System Inc.	15	437
Community Bank System Inc.	9	357
Community Bankers Trust Corp. (a)	1	6
Community Trust Bancorp Inc.	5	189
Consolidated-Tomoka Land Co.	1	36
Consumer Portfolio Services Inc. (a)	4	27
Cowen Group Inc. - Class A (a)	28	125
Crawford & Co. - Class B	5	54
Crawford & Co. - Class A	1	12
Customers Bancorp Inc.	3	60
CVB Financial Corp.	16	257
DFC Global Corp. (a)	11	100
Diamond Hill Investment Group Inc.	1	115

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Dime Community Bancshares Inc.	12	207
Donegal Group Inc. - Class A	4	54
eHealth Inc. (a)	5	230
EMC Insurance Group Inc.	2	57
Employer Holdings Inc.	9	184
Encore Capital Group Inc. (a) (b)	7	328
Enterprise Bancorp Inc.	1	29
Enterprise Financial Services Corp.	3	58
ESB Financial Corp.	3	45
ESSA Bancorp Inc. (b)	2	25
Ezcorp Inc. - Class A (a)	3	29
Farmers Capital Bank Corp. (a)	1	16
Federal Agricultural Mortgage Corp. - Class C	3	89
Federated National Holding Co.	1	19
Fidelity Southern Corp.	3	37
Financial Institutions Inc.	3	64
First Bancorp Inc.	2	33
First Bancorp Inc. (a)	27	149
First Bancorp Inc.	1	28
First Busey Corp.	20	114
First Business Financial Services Inc.	1	28
First Commonwealth Financial Corp.	32	285
First Community Bancshares Inc.	4	72
First Connecticut Bancorp Inc.	3	47
First Defiance Financial Corp.	2	41
First Financial Bancorp	16	282
First Financial Corp.	3	86
First Financial Holdings Inc.	5	329
First Financial Northwest Inc.	3	31
First Interstate BancSystem Inc. - Class A	5	129
First Merchants Corp.	11	233
First Midwest Bancorp Inc.	21	352
First South Bancorp Inc.	—	3
Firstbancorp	—	7
Flagstar Bancorp Inc. (a)	12	274
Flushing Financial Corp.	8	166
Forestar Group Inc. (a)	10	173
Fortegra Financial Corp. (a) (b)	1	8
Fox Chase Bancorp Inc.	1	24
Franklin Financial Corp. (a)	1	23
FXCM Inc. - Class A (b)	10	143
Gain Capital Holdings Inc.	8	85
German American Bancorp Inc.	2	47
GFI Group Inc.	18	63
Glacier Bancorp Inc.	14	395
Global Indemnity Plc (a)	2	56
Great Southern Bancorp Inc.	2	53
Green Dot Corp. - Class A (a)	11	211
Greenhill & Co. Inc. (b)	7	357
Greenlight Capital Re Ltd. - Class A (a)	10	315
Hallmark Financial Services Inc. (a)	2	17
Hanmi Financial Corp.	8	190
Harris & Harris Group Inc. (a)	3	12
HCI Group Inc. (b)	3	127
Heartland Financial USA Inc.	3	83
Heritage Commerce Corp.	4	33
Heritage Financial Corp.	3	57
HF Financial Corp.	1	13
HFF Inc. - Class A	11	358
Hilltop Holdings Inc. (a)	12	292
Hingham Institution for Savings	—	26
Home Bancorp Inc. (a)	—	8
Home Bancshares Inc.	10	355
Home Federal Bancorp Inc.	2	37
Horace Mann Educators Corp.	12	350
Horizon Bancorp	2	36
Hudson Valley Holding Corp.	3	64
ICG Group Inc. (a)	9	182
Imperial Holdings Inc. (a)	1	5
Independence Holding Co.	1	19
Independent Bank Corp.	6	222
Interactive Brokers Group Inc. (b)	14	314
Intervest Bancshares Corp. (a)	2	13
INTL FCStone Inc. (a) (b)	4	72
Investors Bancorp Inc.	2	68
Investors Title Co.	—	30
KCG Holdings Inc. - Class A	3	34
Kearny Financial Corp. (a)	4	52
Kennedy-Wilson Holdings Inc.	10	236
Ladenburg Thalmann Financial Services Inc. (a)	24	73
Lakeland Bancorp Inc.	3	33
Lakeland Financial Corp.	4	151
LNB Bancorp Inc.	1	13
Macatawa Bank Corp.	1	6
Maiden Holdings Ltd.	14	175
MainSource Financial Group Inc.	4	62
Malvern Bancorp Inc. (a)	1	6
Manning & Napier Inc. - Class A	3	43
Marlin Business Services Inc.	2	51
MB Financial Inc.	1	19
MBT Financial Corp. (a)	3	14
Medallion Financial Corp. (b)	6	78
Mercantile Bank Corp.	2	38
Merchants Bancshares Inc.	2	52
Meridian Interstate BanCorp Inc. (a)	2	42
Meta Financial Group Inc.	1	33
Metro Bancorp Inc. (a)	2	52
MicroFinancial Inc.	3	25
Midsouth Bancorp Inc.	2	39
MidWestOne Financial Group Inc.	1	15
National Bank Holdings Corp. - Class A	1	13
National Interstate Corp.	2	50
National Western Life Insurance Co. - Class A	—	111
Navigators Group Inc. (a)	4	260
NBT Bancorp Inc.	10	240
NewBridge Bancorp (a)	1	9
NewStar Financial Inc. (a)	7	103
Nicholas Financial Inc.	2	30
North Valley Bancorp (a)	—	6
Northeast Bancorp	—	1
Northfield Bancorp Inc.	14	180
Northrim BanCorp Inc.	1	28
Northwest Bancshares Inc.	24	355
OceanFirst Financial Corp.	3	54
OFG Bancorp	12	213
Old National Bancorp (b)	24	352
OmniAmerican Bancorp Inc.	2	51
Oppenheimer Holdings Inc. - Class A	3	75
Oritani Financial Corp.	13	210
Pacific Continental Corp.	3	46
Pacific Mercantile Bancorp (a)	1	7
Pacific Premier Bancorp Inc. (a)	2	40
PacWest Bancorp (b)	6	255
Park National Corp. (b)	3	241
Park Sterling Corp.	8	50
Peapack Gladstone Financial Corp.	2	49
Penns Woods Bancorp Inc.	1	29
Peoples Bancorp Inc.	2	58
PHH Corp. (a) (b)	13	348
Phoenix Cos. Inc. (a)	1	57
Pico Holdings Inc. (a)	5	140
Pinnacle Financial Partners Inc.	12	453
Preferred Bank (a)	2	64
Premier Financial Bancorp Inc.	—	7
Provident Financial Holdings Inc.	2	32

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Provident Financial Services Inc.	15	268
Prudential Bancorp Inc. (a)	1	8
Pulaski Financial Corp.	1	12
Regional Management Corp.	3	77
Renasant Corp.	7	199
Republic Bancorp Inc. - Class A	4	87
Resource America Inc. - Class A	1	10
Rockville Financial Inc.	6	78
S&T Bancorp Inc.	4	100
Safeguard Scientifics Inc. (a)	5	108
Safety Insurance Group Inc.	4	189
Sandy Spring Bancorp Inc.	6	149
Security National Financial Corp. - Class A (a)	1	4
Selective Insurance Group	8	198
Shore Bancshares Inc.	1	10
Sierra Bancorp	2	33
Simmons First National Corp. - Class A	4	131
Simplicity Bancorp Inc.	1	21
Southside Bancshares Inc.	4	127
Southwest Bancorp Inc.	3	60
State Auto Financial Corp.	7	159
Sterling Bancorp	20	258
Stewart Information Services Corp. (b)	5	179
Suffolk Bancorp (a)	2	47
Sun Bancorp Inc. (a)	13	43
SY Bancorp Inc.	3	92
Taylor Capital Group Inc. (a)	5	131
Tejon Ranch Co. (a)	6	190
Territorial Bancorp Inc.	2	43
TF Financial Corp.	—	9
Tompkins Financial Corp.	3	161
Tower Group International Ltd.	15	41
TowneBank (b)	3	53
Tree.com Inc. (a)	3	80
Trico Bancshares	3	88
TrustCo Bank Corp.	23	163
Union First Market Bankshares Corp.	11	276
United Bankshares Inc. (b)	1	17
United Community Banks Inc. (a)	14	279
United Community Financial Corp. (a)	2	6
United Financial Bancorp Inc.	3	54
United Fire Group Inc.	5	143
Universal Insurance Holdings Inc. (b)	11	134
Univest Corp. of Pennsylvania	2	42
ViewPoint Financial Group	12	351
Virtus Investment Partners Inc. (a)	1	153
Walker & Dunlop Inc. (a)	6	99
Washington Banking Co.	2	34
Washington Trust Bancorp Inc.	2	88
Waterstone Financial Inc.	9	95
WesBanco Inc.	6	188
West Bancorp Inc.	2	26
Westamerica Bancorporation (b)	3	165
Western Alliance Bancorp (a)	25	612
Westfield Financial Inc. (b)	8	57
Westwood Holdings Group Inc.	1	85
Wilshire Bancorp Inc.	22	246
World Acceptance Corp. (a) (b)	5	344
WSFS Financial Corp.	2	142
Yadkin Financial Corp. (a)	1	25
		29,863
HEALTH CARE - 9.5%
Accretive Health Inc. (a)	1	11
Accuray Inc. (a) (b)	19	182
Acorda Therapeutics Inc. (a)	9	336
Addus HomeCare Corp. (a)	3	77
Affymetrix Inc. (a) (b)	24	168
Albany Molecular Research Inc. (a) (b)	9	172
Alliance HealthCare Services Inc. (a)	—	13
Almost Family Inc. (a)	2	50
AMAG Pharmaceuticals Inc. (a)	2	29
Amedisys Inc. (a)	12	180
Amicus Therapeutics Inc. (a) (b)	1	2
AMN Healthcare Services Inc. (a)	13	181
Amsurg Corp. (a)	8	398
Anacor Pharmaceuticals Inc. (a)	2	48
Analogic Corp.	3	287
AngioDynamics Inc. (a)	9	146
Anika Therapeutics Inc. (a)	5	199
Arthrocare Corp. (a)	9	442
Atrion Corp.	1	169
Auxilium Pharmaceuticals Inc. (a) (b)	15	404
AVEO Pharmaceuticals Inc. (a) (b)	17	26
Baxano Surgical Inc. (a) (b)	2	2
Bio-Reference Labs Inc. (a) (b)	7	181
BioScrip Inc. (a)	18	124
BioTelemetry Inc. (a)	8	77
Bovie Medical Corp. (a)	1	2
Cambrex Corp. (a)	11	200
Cantel Medical Corp.	12	395
Capital Senior Living Corp. (a)	8	206
Chindex International Inc. (a)	2	30
Codexis Inc. (a) (b)	7	13
Computer Programs & Systems Inc.	3	197
Conmed Corp.	6	265
Corvel Corp. (a)	6	318
Cross Country Healthcare Inc. (a)	10	80
CryoLife Inc.	10	97
Cumberland Pharmaceuticals Inc. (a) (b)	3	13
Cutera Inc. (a)	4	48
Cynosure Inc. - Class A (a)	6	168
Emergent BioSolutions Inc. (a)	12	308
Ensign Group Inc.	6	271
Enzo Biochem Inc. (a)	6	26
Enzon Pharmaceuticals Inc.	14	14
Exactech Inc. (a)	3	61
ExamWorks Group Inc. (a)	9	324
Five Star Quality Care Inc. (a)	12	57
Gentiva Health Services Inc. (a)	11	101
Greatbatch Inc. (a)	8	360
Hanger Orthopedic Group Inc. (a)	10	330
Harvard Apparatus Regenerative Technology Inc. (a)	1	13
Harvard Bioscience Inc. (a)	6	27
Healthways Inc. (a) (b)	9	151
Hi-Tech Pharmacal Co. Inc. (a)	4	164
Horizon Pharma Inc. (a) (b)	15	230
ICU Medical Inc. (a)	4	264
Insys Therapeutics Inc. (a) (b)	5	218
Integra LifeSciences Holdings Corp. (a)	7	305
Invacare Corp.	9	181
IPC The Hospitalist Co. Inc. (a)	5	235
Iridex Corp. (a)	2	15
Kindred Healthcare Inc.	14	339
Landauer Inc.	2	113
Lannett Co. Inc. (a)	6	223
LeMaitre Vascular Inc.	3	22
LHC Group Inc. (a)	6	133
Ligand Pharmaceuticals Inc. (a)	5	332
Luminex Corp. (a)	8	138
Masimo Corp. (a) (b)	8	212
MedAssets Inc. (a)	17	418
Medical Action Industries Inc. (a)	2	13
Meridian Bioscience Inc.	9	206
Merit Medical Systems Inc. (a)	14	204

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Misonix Inc. (a)	1	6
Momenta Pharmaceuticals Inc. (a)	11	130
National Healthcare Corp.	2	98
National Research Corp. - Class A	5	81
National Research Corp. - Class B (a) (b)	1	36
Natus Medical Inc. (a)	8	216
NuVasive Inc. (a)	12	442
Omnicell Inc. (a)	10	273
Oncothyreon Inc. (a)	2	5
OraSure Technologies Inc. (a)	11	88
Orthofix International NV (a)	6	171
Pacific Biosciences of California Inc. (a)	8	45
Pain Therapeutics Inc. (a)	4	21
PDI Inc. (a)	2	11
PDL BioPharma Inc. (b)	24	201
Pernix Therapeutics Holdings (a) (b)	2	8
PharMerica Corp. (a)	8	215
PhotoMedex Inc. (a) (b)	6	88
Pozen Inc.	8	62
Progenics Pharmaceuticals Inc. (a) (b)	9	38
Providence Services Corp. (a)	3	93
Quality Systems Inc.	11	186
Quidel Corp. (a) (b)	6	165
RadNet Inc. (a)	1	3
Repligen Corp. (a)	11	144
RTI Surgical Inc. (a)	15	63
Sagent Pharmaceuticals Inc. (a)	4	91
Sciclone Pharmaceuticals Inc. (a)	22	101
Select Medical Holdings Corp.	19	233
Skilled Healthcare Group Inc. - Class A (a)	5	24
Span-America Medical Systems Inc.	—	5
Spectrum Pharmaceuticals Inc. (a) (b)	18	140
Sucampo Pharmaceuticals Inc. - Class A (a)	9	66
SurModics Inc. (a)	6	144
Symmetry Medical Inc. (a)	12	123
Targacept Inc. (a) (b)	6	30
Tornier BV (a)	12	257
Transcept Pharmaceuticals Inc. (a) (b)	6	19
Triple-S Management Corp. - Class B (a)	6	99
Universal American Corp.	21	147
US Physical Therapy Inc.	3	117
Utah Medical Products Inc.	1	62
Vascular Solutions Inc. (a)	5	120
Volcano Corp. (a) (b)	4	82
Wright Medical Group Inc. (a)	12	359
		17,052
INDUSTRIALS - 18.3%
AAON Inc.	11	296
AAR Corp.	13	347
ABM Industries Inc.	12	352
Acacia Research Corp. (b)	9	140
ACCO Brands Corp. (a) (b)	24	148
Accuride Corp. (a) (b)	1	3
Aceto Corp.	8	157
Acorn Energy Inc. (a) (b)	4	12
Aegion Corp. (a) (b)	11	269
Aerovironment Inc. (a)	9	351
Air Transport Services Group Inc. (a) (b)	18	145
Alamo Group Inc.	3	189
Albany International Corp. - Class A	9	304
Allied Motion Technologies Inc.	1	7
Altra Holdings Inc.	9	319
Ameresco Inc. - Class A (a) (b)	6	48
American Railcar Industries Inc. (b)	5	375
American Science & Engineering Inc.	2	155
American Superconductor Corp. (a) (b)	11	18
American Woodmark Corp. (a)	5	155
Ampco-Pittsburgh Corp.	4	67
Apogee Enterprises Inc.	8	272
ARC Document Solutions Inc. (a)	14	102
Argan Inc.	4	116
Arkansas Best Corp.	7	265
Astec Industries Inc.	6	250
Astronics Corp. (a)	4	232
Astronics Corp. - Class B (a)	1	42
Atlas Air Worldwide Holdings Inc. (a)	7	240
AZZ Inc.	8	336
Baltic Trading Ltd.	11	66
Barrett Business Services Inc. (b)	3	157
Blount International Inc. (a)	14	169
Briggs & Stratton Corp. (b)	13	282
Brink’s Co.	10	287
CAI International Inc. (a)	5	131
CBIZ Inc. (a)	13	119
CDI Corp.	5	91
Ceco Environmental Corp.	6	105
Celadon Group Inc. (b)	7	160
Cenveo Corp. (a) (b)	10	30
CIRCOR International Inc.	5	357
Columbus Mckinnon Corp.	5	144
Comfort Systems USA Inc.	11	165
Commercial Vehicle Group Inc. (a)	7	66
Courier Corp.	3	46
Covenant Transportation Group Inc. - Class A (a)	1	12
CPI Aerostructures Inc. (a)	3	43
Cubic Corp.	2	118
Douglas Dynamics Inc.	5	93
Ducommun Inc. (a)	4	91
DXP Enterprises Inc. (a)	4	335
Dycom Industries Inc. (a)	12	379
Dynamic Materials Corp.	2	46
Eagle Bulk Shipping Inc. (a)	6	25
Eastern Co.	1	9
Echo Global Logistics Inc. (a)	7	131
Encore Wire Corp. (b)	5	254
Energy Recovery Inc. (a) (b)	10	54
EnerNOC Inc. (a)	10	221
Engility Holdings Inc.	4	193
Ennis Inc.	5	82
EnPro Industries Inc. (a)	7	485
ESCO Technologies Inc.	8	288
Espey Manufacturing & Electronics Corp.	1	17
Exponent Inc.	4	286
Federal Signal Corp. (a)	19	290
Forward Air Corp.	10	440
Franklin Covey Co. (a)	4	72
FreightCar America Inc.	3	66
Fuel Tech Inc. (a)	7	34
Furmanite Corp. (a)	11	107
G&K Services Inc. - Class A	6	360
Genco Shipping & Trading Ltd. (a)	7	13
GenCorp Inc. (a) (b)	14	257
Gibraltar Industries Inc. (a)	7	140
Global Power Equipment Group Inc.	4	84
Goldfield Corp. (a)	3	7
Gorman-Rupp Co.	7	229
GP Strategies Corp. (a)	6	156
GrafTech International Ltd. (a) (b)	31	336
Graham Corp.	2	67
Granite Construction Inc.	9	351
Great Lakes Dredge & Dock Corp. (a)	17	156
Greenbrier Cos. Inc. (a)	8	354
Griffon Corp.	18	215
H&E Equipment Services Inc. (a)	10	385

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Hardinge Inc.	2	30
Hawaiian Holdings Inc. (a) (b)	14	191
Heartland Express Inc. (b)	22	498
Heidrick & Struggles International Inc.	4	82
Heritage-Crystal Clean Inc. (a)	—	5
Hill International Inc. (a)	2	13
Houston Wire & Cable Co.	3	34
HUB Group Inc. - Class A (a)	1	26
Hudson Global Inc. (a)	2	6
Hurco Cos. Inc.	1	24
Huron Consulting Group Inc. (a)	7	414
Hyster-Yale Materials Handling Inc. - Class A	2	172
ICF International Inc. (a)	4	169
II-VI Inc. (a)	9	141
InnerWorkings Inc. (a) (b)	5	37
Innovative Solutions & Support Inc. (a)	—	3
Insperity Inc.	5	157
Insteel Industries Inc.	4	79
Interface Inc.	17	340
International Shipholding Corp.	—	12
Intersections Inc.	7	44
John Bean Technologies Corp.	9	269
Kaman Corp. - Class A	6	253
Kelly Services Inc. - Class A	10	235
Keyw Holding Corp. (a)	3	56
Kforce Inc.	8	178
Kimball International Inc. - Class B	7	126
Knight Transportation Inc. (b)	12	284
Knoll Inc.	12	218
Korn/Ferry International (a)	13	383
Kratos Defense & Security Solutions Inc. (a)	16	121
Layne Christensen Co. (a)	7	126
LB Foster Co.	2	108
Lindsay Corp. (b)	4	315
LMI Aerospace Inc. (a) (b)	3	45
LS Starrett Co. - Class A	—	8
LSI Industries Inc.	2	18
Lydall Inc. (a)	1	19
Magnetek Inc. (a)	—	6
Marten Transport Ltd.	8	168
Matson Inc.	13	325
McGrath RentCorp	7	228
Meritor Inc. (a)	25	302
Metalico Inc. (a)	11	18
Miller Industries Inc.	2	38
Mistras Group Inc. (a)	7	154
Mueller Water Products Inc. - Class A	52	497
Multi-Color Corp.	4	128
MYR Group Inc. (a)	8	190
NACCO Industries Inc. - Class A	1	70
National Presto Industries Inc. (b)	1	116
Navigant Consulting Inc. (a)	14	254
NCI Building Systems Inc. (a)	1	26
NL Industries Inc.	2	22
NN Inc.	5	96
Nortek Inc. (a)	3	256
Northwest Pipe Co. (a)	3	94
Ocean Power Technologies Inc. (a) (b)	2	7
Omega Flex Inc.	1	11
Orbital Sciences Corp. (a)	13	369
Orion Energy Systems Inc. (a)	5	34
Orion Marine Group Inc. (a)	5	66
Pacer International Inc. (a)	12	105
PAM Transportation Services Inc. (a)	1	16
Park-Ohio Holdings Corp. (a)	5	276
Patrick Industries Inc. (a)	4	182
Patriot Transportation Holding Inc. (a)	1	34
Pendrell Corp. (a)	8	14
PGT Inc. (a)	12	135
Pike Corp. (a)	7	73
PMFG Inc. (a)	5	29
Powell Industries Inc.	3	208
PowerSecure International Inc. (a)	5	119
Preformed Line Products Co.	—	7
Primoris Services Corp.	13	401
Providence and Worcester Railroad Co.	—	5
Quad/Graphics Inc. - Class A (b)	5	122
Quality Distribution Inc. (a)	6	80
Quanex Building Products Corp. (b)	10	211
Raven Industries Inc.	9	303
RBC Bearings Inc. (a)	4	276
Republic Airways Holdings Inc. (a)	14	128
Resources Connection Inc.	16	226
Roadrunner Transportation Systems Inc. (a)	7	189
RPX Corp. (a)	16	265
RR Donnelley & Sons Co.	2	32
Rush Enterprises Inc. - Class A (a)	7	230
Saia Inc. (a)	7	255
Schawk Inc. - Class A	3	65
SIFCO Industries Inc.	1	37
SkyWest Inc.	16	199
SL Industries Inc. (a)	1	12
SP Plus Corp. (a)	5	136
Sparton Corp. (a)	2	66
Standex International Corp.	4	212
Sterling Construction Co. Inc. (a) (b)	2	19
Sun Hydraulics Corp. (b)	5	228
Supreme Industries Inc. - Class A (a)	3	20
Sypris Solutions Inc.	5	13
Taser International Inc. (a) (b)	15	269
Team Inc. (a)	5	210
Tecumseh Products Co. - Class A (a) (b)	2	15
Tennant Co.	4	294
Thermon Group Holdings Inc. (a)	8	178
Titan International Inc.	14	268
Titan Machinery Inc. (a) (b)	7	111
TRC Cos. Inc. (a)	1	6
Trex Co. Inc. (a) (b)	4	304
TriMas Corp. (a)	4	140
TrueBlue Inc. (a)	11	314
Tutor Perini Corp. (a)	13	360
Twin Disc Inc.	3	69
Ultralife Corp. (a)	—	—
Ultrapetrol Bahamas Ltd. (a)	1	4
UniTek Global Services Inc. (a)	2	3
Universal Forest Products Inc.	5	265
Universal Truckload Services Inc.	4	108
US Ecology Inc.	6	235
USA Truck Inc. (a)	—	7
Versar Inc. (a)	2	9
Viad Corp.	4	98
Vicor Corp. (a)	2	17
VSE Corp.	1	47
Wabash National Corp. (a)	18	244
XPO Logistics Inc. (a) (b)	5	144
YRC Worldwide Inc. (a) (b)	3	62
		32,791
INFORMATION TECHNOLOGY - 18.5%
Accelrys Inc. (a)	16	195
Actuate Corp. (a)	15	91
ADTRAN Inc.	5	133
Advanced Energy Industries Inc. (a)	11	277
Aeroflex Holding Corp. (a)	7	56
Agilysys Inc. (a)	4	55
Alpha & Omega Semiconductor Ltd. (a)	4	30

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
American Software Inc. - Class A	6	66
Amkor Technology Inc. (a) (b)	39	266
Amtech Systems Inc. (a)	3	33
Anadigics Inc. (a)	10	18
Applied Micro Circuits Corp. (a)	5	49
ATMI Inc. (a)	9	307
Audience Inc. (a)	3	34
AVG Technologies NV	14	286
Aviat Networks Inc. (a)	12	19
Avid Technology Inc. (a)	9	56
Aware Inc. (a)	5	28
Axcelis Technologies Inc. (a)	17	37
AXT Inc. (a)	12	26
Badger Meter Inc.	5	286
Bazaarvoice Inc. (b)	2	18
Bel Fuse Inc. - Class B	3	56
Blackbaud Inc.	1	28
Blucora Inc. (a)	11	223
Bottomline Technologies Inc. (a)	9	321
BroadVision Inc. (a) (b)	2	20
Brooks Automation Inc.	19	205
Cabot Microelectronics Corp. (a)	7	286
CalAmp Corp. (a) (b)	11	294
Calix Inc. (a)	14	115
Cascade Microtech Inc. (a)	3	35
Cass Information Systems Inc.	3	173
Ceva Inc. (a)	6	111
Checkpoint Systems Inc. (a)	12	159
Ciber Inc. (a)	20	92
Cinedigm Corp. (a)	14	36
Cirrus Logic Inc. (a) (b)	14	285
Clearfield Inc. (a)	3	73
Cohu Inc.	4	44
Communications Systems Inc.	1	15
Computer Task Group Inc.	6	102
comScore Inc. (a)	7	238
Comverse Inc.	6	209
Concurrent Computer Corp.	1	11
Constant Contact Inc. (a)	10	254
Cray Inc. (a)	12	456
CSG Systems International Inc.	11	288
Daktronics Inc.	12	172
Datalink Corp. (a)	5	74
Dealertrack Technologies Inc. (a)	—	21
Demand Media Inc. (a) (b)	21	101
Dice Holdings Inc. (a)	12	91
Digi International Inc. (a)	6	59
Digimarc Corp.	—	9
Digital River Inc. (a)	9	159
Diodes Inc. (a)	13	339
DSP Group Inc. (a)	5	42
DTS Inc. (a)	4	87
EarthLink Holdings Corp.	31	114
Ebix Inc. (b)	9	160
Echelon Corp. (a)	6	17
Electro Rent Corp.	4	71
Electro Scientific Industries Inc.	6	62
Electronics for Imaging Inc. (a)	15	669
Ellie Mae Inc. (a) (b)	8	227
eMagin Corp. (a)	2	6
Emcore Corp. (a)	7	34
Emulex Corp. (a)	24	177
Entegris Inc. (a)	13	157
Entropic Communications Inc. (a)	25	102
Envestnet Inc. (a)	2	83
EPAM Systems Inc.	1	33
EPIQ Systems Inc.	8	107
ePlus Inc. (a)	2	104
Euronet Worldwide Inc. (a)	5	221
Exar Corp. (a)	12	138
ExlService Holdings Inc. (a)	8	248
Extreme Networks (a)	20	117
Fabrinet (a)	9	190
FARO Technologies Inc. (a)	5	253
FormFactor Inc. (a)	14	88
Forrester Research Inc.	5	196
Global Cash Access Holdings Inc. (a)	22	151
Globalscape Inc.	4	10
GSI Group Inc. (a)	10	125
GSI Technology Inc. (a)	3	21
GT Advanced Technologies Inc. (a) (b)	28	477
Hackett Group Inc.	6	37
Harmonic Inc. (a)	29	209
Heartland Payment Systems Inc. (b)	9	376
Higher One Holdings Inc. (a)	10	70
Hutchinson Technology Inc. (a)	4	12
ID Systems Inc. (a)	2	9
IEC Electronics Corp. (a)	2	7
iGate Corp. (a)	15	487
Imation Corp. (a)	10	60
Immersion Corp. (a)	2	25
Infinera Corp. (a)	21	187
Innodata Inc. (a)	6	17
Inphi Corp. (a)	9	142
Insight Enterprises Inc. (a)	11	279
Integrated Device Technology Inc. (a)	34	415
Integrated Silicon Solutions Inc. (a)	7	106
Internap Network Services Corp. (a)	15	109
Intersil Corp. - Class A	34	435
Intevac Inc. (a)	1	12
IntraLinks Holdings Inc. (a)	14	144
Ixia (a)	10	123
IXYS Corp.	7	84
Kemet Corp. (a)	8	49
Key Tronic Corp. (a)	4	41
Kofax Ltd. (a) (b)	7	60
Kopin Corp. (a)	15	58
Kulicke & Soffa Industries Inc. (a)	20	251
KVH Industries Inc. (a)	3	35
Lattice Semiconductor Corp. (a)	34	264
Limelight Networks Inc. (a)	18	40
Lionbridge Technologies Inc. (a)	18	121
LoJack Corp. (a)	1	6
LTX-Credence Corp. (a)	14	129
Magnachip Semiconductor Corp. (a)	10	140
Mantech International Corp. - Class A	7	218
Marchex Inc. - Class B	4	39
MaxLinear Inc. - Class A (a)	4	40
Maxwell Technologies Inc. (a) (b)	8	99
Measurement Specialties Inc. (a)	5	323
Mercury Systems Inc. (a)	8	103
Mesa Laboratories Inc.	1	80
Methode Electronics Inc.	10	321
Micrel Inc.	16	177
MicroStrategy Inc. - Class A (a)	—	19
MOCON Inc.	1	12
MoneyGram International Inc. (a)	3	49
Monolithic Power Systems Inc. (a)	9	345
Monotype Imaging Holdings Inc.	11	337
Monster Worldwide Inc. (a)	30	221
MoSys Inc. (a) (b)	5	22
Move Inc. (a)	9	101
MTS Systems Corp. (b)	4	279
Multi-Fineline Electronix Inc. (a)	2	28
Nanometrics Inc. (a)	9	153
NAPCO Security Technologies Inc. (a)	1	9

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
NCI Inc. - Class A (a)	2	21
NeoPhotonics Corp. (a)	3	26
NetGear Inc. (a) (b)	8	275
NetScout Systems Inc. (a)	11	425
Newport Corp. (a)	15	305
NIC Inc.	1	26
Novatel Wireless Inc. (a)	6	10
Oclaro Inc. (a)	25	78
Omnivision Technologies Inc. (a)	11	200
Oplink Communications Inc. (a)	6	108
Optical Cable Corp.	1	2
PAR Technology Corp. (a)	—	2
Park Electrochemical Corp.	5	157
PC Connection Inc.	5	97
PCM Inc. (a)	1	10
PDF Solutions Inc. (a)	7	125
Pegasystems Inc.	2	70
Perceptron Inc.	2	27
Perficient Inc. (a)	10	179
Pericom Semiconductor Corp. (a)	4	29
Photronics Inc. (a)	21	178
Plexus Corp. (a)	9	366
PLX Technology Inc. (a)	8	49
PMC - Sierra Inc. (a)	39	296
PRGX Global Inc. (a)	5	35
Procera Networks Inc. (a) (b)	4	41
Progress Software Corp. (a)	11	251
QAD Inc. - Class A	2	32
QLogic Corp. (a)	22	283
QuinStreet Inc. (a)	11	70
Qumu Corp. (a)	3	47
Radisys Corp. (a)	4	15
Rambus Inc. (a)	35	375
RealD Inc. (a) (b)	16	181
RealNetworks Inc. (a)	2	14
Reis Inc. (a)	2	33
RF Industries Ltd.	2	12
Rofin-Sinar Technologies Inc. (a)	7	165
Rogers Corp. (a)	5	319
Rosetta Stone Inc. (a)	6	69
Rubicon Technology Inc. (a) (b)	5	52
Rudolph Technologies Inc. (a)	9	105
Sanmina Corp. (a)	19	339
ScanSource Inc. (a)	7	302
SeaChange International Inc. (a)	10	103
ServiceSource International Inc. (a)	5	41
ShoreTel Inc. (a)	13	110
Sigma Designs Inc. (a)	7	33
Silicon Graphics International Corp. (a) (b)	1	7
Silicon Image Inc. (a)	22	149
SMTC Corp. (a)	1	3
Sonus Networks Inc. (a)	55	186
Spansion Inc. - Class A (a)	15	270
Stamps.com Inc. (a)	5	181
StarTek Inc. (a)	—	3
SunEdison Inc. (a)	77	1,447
SunPower Corp. (a) (b)	23	742
Super Micro Computer Inc. (a)	13	233
Supertex Inc. (a)	2	58
support.com Inc. (a) (b)	9	22
Sykes Enterprises Inc. (a)	11	227
Synaptics Inc. (a) (b)	4	244
Synchronoss Technologies Inc. (a)	9	316
Tangoe Inc. (a) (b)	2	40
TeleCommunication Systems Inc. - Class A (a)	5	11
TeleNav Inc. (a)	8	50
TeleTech Holdings Inc. (a)	12	289
Tessco Technologies Inc.	3	118
Tessera Technologies Inc.	14	339
Transact Technologies Inc.	—	2
Travelzoo Inc. (a)	3	79
TriQuint Semiconductor Inc. (a)	39	516
TTM Technologies Inc. (a)	20	172
Ubiquiti Networks Inc. (a) (b)	1	45
Ultra Clean Holdings Inc. (a)	6	85
Ultratech Inc. (a)	6	176
Unisys Corp. (a)	11	342
United Online Inc.	4	48
Universal Display Corp. (a)	1	22
Viasystems Group Inc. (a)	—	5
Virtusa Corp. (a)	8	252
Vishay Precision Group Inc. (a)	3	49
Vocus Inc. (a)	4	53
Vringo Inc. (a) (b)	8	28
Wayside Technology Group Inc.	—	7
Web.com Group Inc. (a)	4	146
WebMD Health Corp. - Class A (a)	8	351
Westell Technologies Inc. - Class A (a)	11	40
XO Group Inc. (a)	6	59
Xyratex Ltd.	5	66
Zix Corp. (a)	17	70
Zygo Corp. (a)	1	19
		33,176
MATERIALS - 6.3%
A. Schulman Inc.	7	267
AEP Industries Inc. (a)	2	65
AK Steel Holding Corp. (a) (b)	9	65
AM Castle & Co. (a) (b)	5	68
AMCOL International Corp.	9	429
American Vanguard Corp. (b)	9	195
Arabian American Development Co. (a)	3	36
Balchem Corp.	7	345
Boise Cascade Co.	4	108
Calgon Carbon Corp. (a)	16	346
Century Aluminum Co. (a)	23	304
Chase Corp.	2	79
Clearwater Paper Corp. (a)	8	473
Core Molding Technologies Inc. (a)	—	3
Deltic Timber Corp.	1	95
Ferro Corp. (a)	24	325
Flotek Industries Inc. (a)	17	471
Friedman Industries Inc.	1	5
FutureFuel Corp.	12	248
General Moly Inc. (a)	18	18
Globe Specialty Metals Inc.	20	410
Gold Resource Corp. (b)	6	27
Golden Minerals Co. (a) (b)	17	14
Hawkins Inc.	3	119
Haynes International Inc.	4	217
Headwaters Inc. (a)	17	229
Horsehead Holding Corp. (a)	13	213
Innophos Holdings Inc.	6	324
Innospec Inc.	6	294
Kaiser Aluminum Corp.	3	182
KapStone Paper and Packaging Corp. (a)	28	805
KMG Chemicals Inc.	3	42
Koppers Holdings Inc.	5	212
Kraton Performance Polymers Inc. (a)	7	195
Landec Corp. (a)	10	107
LSB Industries Inc. (a)	6	226
Materion Corp.	5	168
McEwen Mining Inc. (a) (b)	12	29
Mercer International Inc. (a)	11	80
Myers Industries Inc.	11	221
Neenah Paper Inc.	4	227

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Noranda Aluminium Holding Corp.	18	73
Northern Technologies International Corp. (a)	1	17
Olympic Steel Inc.	2	70
OM Group Inc.	10	342
Omnova Solutions Inc. (a)	19	193
P.H. Glatfelter Co.	14	385
Penford Corp. (a)	1	9
Quaker Chemical Corp.	3	257
Revett Minerals Inc. (a) (b)	4	3
RTI International Metals Inc. (a)	9	248
Schnitzer Steel Industries Inc. - Class A (b)	7	208
Schweitzer-Mauduit International Inc.	2	86
Stepan Co.	6	414
Stillwater Mining Co. (a)	6	83
SunCoke Energy Inc. (a)	5	125
Synalloy Corp.	2	24
Tredegar Corp.	2	53
United States Lime & Minerals Inc.	1	46
Universal Stainless & Alloy Products Inc. (a)	2	62
US Silica Holdings Inc.	2	61
Wausau Paper Corp.	16	207
Zep Inc.	4	76
		11,328
TELECOMMUNICATION SERVICES - 1.4%
8x8 Inc. (a)	2	20
Alaska Communications Systems Group Inc. (a)	2	4
Atlantic Tele-Network Inc.	5	306
Boingo Wireless Inc. (a) (b)	13	90
Cbeyond Inc. (a)	7	53
Cincinnati Bell Inc. (a)	51	178
Consolidated Communications Holdings Inc. (b)	10	205
General Communication Inc. - Class A (a)	10	119
Hawaiian Telcom Holdco Inc. (a) (b)	1	30
HickoryTech Corp.	3	32
IDT Corp. - Class B	7	117
Inteliquent Inc.	9	132
Iridium Communications Inc. (a) (b)	23	175
Lumos Networks Corp.	6	84
NTELOS Holdings Corp. (b)	6	87
ORBCOMM Inc. (a)	13	88
Premiere Global Services Inc. (a)	15	182
PTGi Holding Inc. (b)	2	9
Shenandoah Telecommunications Co.	5	163
Straight Path Communications Inc. - Class B	3	21
USA Mobility Inc.	9	156
Vonage Holdings Corp. (a)	53	226
		2,477
UTILITIES - 1.7%
American States Water Co.	13	420
Artesian Resources Corp. - Class A	2	35
California Water Service Group	14	326
Chesapeake Utilities Corp.	2	157
Connecticut Water Services Inc.	3	103
Consolidated Water Co. Ltd.	4	50
Delta Natural Gas Co. Inc.	2	33
El Paso Electric Co.	5	172
Empire District Electric Co.	13	321
Gas Natural Inc. (b)	2	18
Genie Energy Ltd. - Class B (a)	4	38
Laclede Group Inc.	4	188
MGE Energy Inc.	5	211
Middlesex Water Co.	3	76
Northwest Natural Gas Co. (b)	6	282
Ormat Technologies Inc. (b)	5	150
Otter Tail Corp.	9	266
RGC Resources Inc.	—	6
SJW Corp.	4	128
Unitil Corp.	4	133
York Water Co.	3	53
		3,166
Total Common Stocks (cost $133,193)		178,697

RIGHTS - 0.0%
Central European Media Enterprises Ltd. (a) (c) (d)	—	9
MBT Financial Corp. (a) (c) (d)	3	—

Total Rights (cost $15)		9

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (a) (b) (c) (d)	6	—

Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 13.5%

Investment Company - 0.6%
JNL Money Market Fund, 0.01% (e) (f)	1,039	1,039
Securities Lending Collateral - 12.9%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (f)	3,000	3,000
Fidelity Institutional Money Market Portfolio, 0.08% (f)	4,000	4,000
Repurchase Agreement with MLP, 0.05% (Collateralized by $417 U.S. Treasury Bill, due 04/10/14-03/05/15, value $417, $437 U.S. Treasury Note Strip, due 05/15/14-11/15/22, value $417, $559 U.S. Treasury Inflation Indexed Note, 0.13-3.88%, due 04/15/14-02/15/43, value $616, $565 U.S. Treasury Bond, 3.00-10.63%, due 08/15/15-11/15/43, value $652, $4,062 U.S. Treasury Note, 0.13-9.88%, due 4/15/14-02/15/23, value $4,153, and $10,603 U.S. Treasury Bond Strip, due 08/15/14-02/15/44, value $5,211) acquired 03/31/14, due on 04/01/14 at $11,242	$11,242	11,242
Repurchase Agreement with RBC, 0.04% (Collateralized $17 U.S. Treasury Bond Strip, due 02/15/27-11/15/42, value $10, $153 U.S. Treasury Inflation Indexed Note, 2.13%, due 02/15/41, value $198, $323 U.S. Treasury Bond, 3.13-5.00%, 02/15/36-02/15/43, value $357, $1,004 U.S. Treasury Bill, due 03/05/15, value $1,003, and $3,407 U.S. Treasury Note, 0.25-4.13%, due 07/15/14-08/15/21, value $3,491) acquired 03/31/14, due on 04/01/14 at $4,959	4,959	4,959
		23,201

Total Short Term Investments (cost $24,240)		24,240

Total Investments - 113.0% (cost $157,448)		202,946
Other Assets and Liabilities, Net - (13.0%)		(23,401)
Total Net Assets - 100.0%		$179,545

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.

See accompanying Notes to Schedules of Investments.

(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Schedules of Investments.

(d)

Security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities that have not been deemed liquid, held by the Fund at March 31, 2014.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Central European Media Enterprises Ltd.	03/19/2014	$15	$9	—%
FAB Universal Corp.	09/14/2012	5	3	—
MBT Financial Corp.	03/07/2014	—	—	—
Magnum Hunter Resources Corp.	09/12/2012	—	—	—
Overseas Shipholding Group Inc.	09/12/2012	85	64	—
		$105	$76	—%

See accompanying Notes to Schedules of Investments.

Curian/DoubleLine Total Return Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 37.2%

ARES CLO Ltd., 2.23%, 04/17/26 (a) (b)	$500	$497
Atrium III, 0.56%, 10/27/16 (b) (c)	9	9
Avery Point CLO Ltd.
2.10%, 04/25/26 (a) (b) (c)	500	500
3.25%, 04/25/26 (a) (b) (c)	500	480
3.33%, 04/25/26 (a) (b) (c)	500	500
Babson CLO Ltd., 1.34%, 04/20/25 (b) (c)	1,000	985
Bear Stearns Asset Backed Securities I Trust REMIC, 6.00%, 03/25/36	7,865	7,014
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.89%, 06/11/50 (c)	4,400	4,405
Black Diamond CLO Delaware Corp., 0.50%, 06/20/17 (b) (c)	122	121
BlackRock Senior Income Series IV, 0.48%, 04/20/19 (b) (c)	728	717
Cent CLO LP, 3.24%, 01/25/26 (b)	1,000	997
Chatham Light CLO Ltd., 1.94%, 08/03/19 (b) (c)	500	491
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.37%, 12/11/49 (c)	3,400	3,566
CitiMortgage Alternative Loan Trust REMIC, 6.00%, 05/25/37	4,532	4,030
Commercial Mortgage Pass-Through Certificates REMIC, 4.41%, 10/13/28 (b) (c)	5,000	4,996
Credit Suisse Commercial Mortgage Trust REMIC, 5.97%, 09/15/39 (c)	4,500	4,846
Dryden XXIV Senior Loan Fund, 4.99%, 11/15/23 (b) (c)	250	250
Dryden XXV Senior Loan Fund, 4.24%, 01/15/25 (b) (c)	500	499
Eaton Vance CDO IX Ltd., 0.47%, 04/20/19 (b) (c)	149	149
GMACM Mortgage Loan Trust REMIC, 5.75%, 07/25/35	4,888	4,591
Greenwich Capital Commercial Funding Corp. REMIC
5.48%, 03/10/39	3,550	3,820
6.03%, 12/10/49 (c)	4,000	4,035
Halcyon Loan Advisors Funding Ltd.
3.08%, 12/20/24 (b) (c)	1,430	1,414
4.04%, 08/01/25 (b) (c)	1,000	990
IndyMac INDA Mortgage Loan Trust REMIC, 2.73%, 09/25/36 (c)	10,706	9,044
ING Investment Management Co.
3.24%, 03/14/22 (b)	500	498
4.39%, 03/14/22 (b)	500	498
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 0.39%, 11/15/18 (b) (c)	4,843	4,630
JPMorgan Mortgage Acquisition Trust REMIC, 0.26%, 05/25/37 (c)	7,095	6,840
JPMorgan Resecuritization Trust REMIC, 7.17%, 03/26/37 (b) (c)	6,377	4,968
KKR Financial CLO Corp., 0.59%, 05/15/21 (b) (c)	421	412
Landmark VI CDO Ltd., 4.99%, 01/14/18	500	493
Lavender Trust REMIC, 6.25%, 10/26/36 (b)	2,645	2,815
LB-UBS Commercial Mortgage Trust REMIC, 5.49%, 02/15/40	3,000	3,188
LCM XI LP
2.39%, 04/19/22 (b) (c)	500	500
4.19%, 04/19/22 (b) (c)	250	249
LCM XII LP, 1.71%, 10/19/22 (b) (c)	1,000	995
LCM XIV LP, 3.74%, 07/15/25 (b) (c)	500	482
LCM XV LP, 3.33%, 08/25/24 (b)	1,000	997
Lehman Mortgage Trust REMIC, 5.50%, 11/25/35	3,707	3,510
Morgan Stanley Mortgage Loan Trust REMIC, 6.00%, 08/25/37	4,783	4,350
NYLIM Flatiron CLO Ltd., 0.48%, 08/08/20 (b) (c)	403	396
RALI Trust REMIC
3.73%, 01/25/36 (c)	11,470	8,685
6.00%, 05/25/36	9,576	7,998
RBSGC Mortgage Loan Trust REMIC, 6.75%, 01/25/37	16,951	16,338
Residential Accredit Loans Inc. Trust REMIC, 6.00%, 04/25/36	7,465	5,938
Residential Asset Securitization Trust REMIC
6.00%, 07/25/36	8,607	7,650
0.60%, 04/25/37 (c)	11,443	7,631
45.20%, 04/25/37 (c)	1,492	3,093
Residential Funding Mortgage Securities Inc. Trust REMIC
6.00%, 07/25/36	1,507	1,382
6.00%, 11/25/36	8,624	7,906
6.00%, 02/25/37	3,269	2,967
6.00%, 04/25/37	6,789	5,860
6.00%, 07/25/37	6,526	5,961
RFMSI Trust REMIC, 5.50%, 05/25/35	10,208	10,341
Slater Mill Loan Fund LP, 2.89%, 08/17/22 (b)	500	500
TimberStar Trust 1, 6.21%, 10/15/36 (b)	1,375	1,441
Venture CDO Ltd., 1.87%, 04/15/26 (b)	500	500
Venture XIV CLO Ltd.
2.08%, 08/28/25 (b)	500	489
3.98%, 08/28/25 (b)	500	481
Wachovia Bank Commercial Mortgage Trust REMIC, 5.95%, 02/15/51 (c)	5,000	5,188
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust REMIC
6.00%, 07/25/36	4,287	3,523
6.00%, 07/25/36 (c)	7,655	6,291
5.50%, 04/25/37	6,624	6,045
Wells Fargo Alternative Loan Trust REMIC
6.00%, 07/25/37	10,935	9,847
6.25%, 11/25/37	3,655	3,455
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 03/25/36	6,621	6,854
WF-RBS Commercial Mortgage Trust Interest Only REMIC, 1.51%, 03/15/47 (a) (c)	24,000	2,014

Total Non-U.S. Government Agency Asset-Backed Securities (cost $229,130)		233,145

GOVERNMENT AND AGENCY OBLIGATIONS - 57.1%

GOVERNMENT SECURITIES - 8.0%
U.S. Treasury Securities - 8.0%
U.S. Treasury Note, 0.38%, 08/31/15	50,000	50,123

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 49.1%

Federal Home Loan Mortgage Corp. - 9.3%
Federal Home Loan Mortgage Corp. REMIC
3.00%, 02/15/32 - 09/15/33	46,143	43,451
3.50%, 09/15/33	5,000	4,777
4.50%, 01/15/40	2,621	2,721
6.79%, 06/15/42 (c)	2,202	1,694
5.22%, 01/15/43 (c)	5,045	3,926
Interest Only, 6.35%, 11/15/40 (c)	14,344	1,849
		58,418

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Federal National Mortgage Association - 37.6%
Federal National Mortgage Association
4.50%, 04/01/26	12,314	13,227
3.00%, 09/01/33 - 10/01/33	133,437	133,243
3.50%, 09/01/43	37,080	36,958
REMIC, 1.50%, 03/25/28	13,894	13,139
REMIC, 3.00%, 10/25/33	20,000	18,093
REMIC, 4.00%, 10/25/40	6,722	6,880
REMIC, 2.00%, 09/25/41	10,660	10,063
REMIC, Interest Only, 6.53%, 12/25/25 (c)	6,434	1,067
REMIC, Interest Only, 6.45%, 02/25/35 (c)	17,218	2,987
		235,657
Government National Mortgage Association - 2.2%
Government National Mortgage Association REMIC
Principal Only, 0.00%,03/16/33 (d)	8,408	8,132
9.39%, 12/20/40 (c)	6,000	5,906
		14,038

Total Government and Agency Obligations (cost $356,093)		358,236

SHORT TERM INVESTMENTS - 3.5%
Investment Company - 3.5%
JNL Money Market Fund, 0.01% (e) (f)	22,259	22,259

Total Short Term Investments (cost $22,259)		22,259

Total Investments - 97.8% (cost $607,482)		613,640
Other Assets and Liabilities, Net - 2.2%		13,512
Total Net Assets - 100.0%		$627,152

(a)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(b)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2014, the value of Rule 144A liquid securities was $34,447.

(c)	Variable rate security. Rate stated was in effect as of March 31, 2014.
(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund

COMMON STOCKS - 0.6%

GERMANY - 0.4%
Deutsche EuroShop AG	16	$746
Deutsche Wohnen AG	37	791
		1,537
LUXEMBOURG - 0.2%
GAGFAH SA (a)	49	738

Total Common Stocks (cost $1,954)		2,275

GOVERNMENT AND AGENCY OBLIGATIONS - 47.3%

ALBANIA - 0.7%
Albania Government International Bond, 7.50%, 11/04/15, EUR	1,800	2,586
AUSTRALIA - 0.9%
Australia Government Inflation Indexed Bond, 1.25%, 02/21/22 (b), AUD	3,639	3,485
BARBADOS - 0.1%
Barbados Government International Bond, 6.63%, 12/05/35	$306	229
BERMUDA - 1.6%
Bermuda Government International Bond, 4.85%, 02/06/24 (c)	5,774	5,890
CYPRUS - 0.1%
Cyprus Government International Bond, 3.75%, 11/01/15 (c), EUR	278	370
CÔTE D’IVOIRE - 1.1%
Ivory Coast Government International Bond, 5.75%, 12/31/32	4,285	4,017
DOMINICAN REPUBLIC - 0.4%
Dominican Republic International Bond
14.50%, 02/10/23 (c), DOP	4,200	100
14.50%, 02/10/23, DOP	7,200	170
18.50%, 02/04/28 (c), DOP	1,900	52
18.50%, 02/04/28, DOP	48,700	1,331
		1,653
ECUADOR - 0.4%
Ecuador Government International Bond, 9.38%, 12/15/15	1,345	1,423
FIJI - 0.9%
Republic of the Fiji Islands, 9.00%, 03/15/16	3,261	3,457
GUATEMALA - 0.3%
Guatemala Government Bond, 8.13%, 10/06/34	950	1,198
JORDAN - 0.5%
Jordan Government International Bond, 3.88%, 11/12/15	1,679	1,677
LATVIA - 0.1%
Republic of Latvia, 2.63%, 01/21/21, EUR	300	421
LEBANON - 2.6%
Lebanon Government International Bond
4.10%, 06/12/15	700	703
8.50%, 08/06/15 - 01/19/16	6,305	6,775
Lebanon Treasury Note
7.84%, 12/04/14, LBP	1,453,830	984
7.54%, 01/15/15, LBP	1,843,100	1,247
		9,709
NEW ZEALAND - 2.7%
New Zealand Government Bond, 5.50%, 04/15/23, NZD	3,604	3,333
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25 (b), NZD	2,000	1,651
3.00%, 09/20/30 (b), NZD	5,689	5,005
		9,989
PARAGUAY - 0.2%
Republic of Paraguay, 4.63%, 01/25/23	848	840

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2014

	Shares/Par/Contracts †	Value
PHILIPPINES - 1.0%
Philippine Government International Bond
4.95%, 01/15/21, PHP	124,000	2,855
6.25%, 01/14/36 (d), PHP	44,000	996
		3,851
ROMANIA - 0.2%
Romania Government International Bond, 5.25%, 06/17/16, EUR	454	671

RUSSIAN FEDERATION - 2.2%
Russian Foreign Bond, 3.63%, 04/29/15	7,900	8,048

RWANDA - 1.1%
Rwanda International Government Bond
6.63%, 05/02/23	780	765
6.63%, 05/02/23 (c)	3,393	3,325
		4,090
SERBIA - 5.2%
Serbia Treasury Bond
10.00%, 05/16/15 (d), RSD	245,100	2,959
11.50%, 10/26/15, RSD	379,400	4,638
10.00%, 12/12/15 - 04/01/17, RSD	963,300	11,481
		19,078
SLOVENIA - 7.1%
Slovenia Government Bond
4.38%, 01/18/21, EUR	4,922	7,373
4.63%, 09/09/24, EUR	1,915	2,858
5.13%, 03/30/26, EUR	3,735	5,739
Slovenia Government International Bond
5.50%, 10/26/22	2,695	2,874
5.85%, 05/10/23 (c)	5,263	5,737
5.85%, 05/10/23	1,325	1,444
		26,025
SRI LANKA - 5.9%
Sri Lanka Government Bond
6.50%, 07/15/15, LKR	200,000	1,517
7.50%, 08/15/18, LKR	650,000	4,714
10.60%, 07/01/19, LKR	500,000	4,080
Sri Lanka Government International Bond
7.40%, 01/22/15 (c)	100	104
7.40%, 01/22/15	2,034	2,110
6.25%, 07/27/21 (c)	290	302
6.25%, 07/27/21	200	208
5.88%, 07/25/22	8,550	8,593
		21,628
TANZANIA - 2.0%
Tanzania Government International Bond, 6.33%, 03/09/20 (d)	6,828	7,229

TURKEY - 4.3%
Turkey Government Bond, 6.50%, 01/07/15, TRY	3,945	1,784
Turkey Government Inflation Indexed Bond
4.00%, 04/01/20 (e), TRY	320	155
3.00%, 01/06/21 - 07/21/21 (e), TRY	30,459	13,778
2.00%, 10/26/22 (e), TRY	431	180
		15,897
UGANDA - 1.0%
Republic of Uganda Government Bond
14.13%, 12/01/16, UGX	4,932,000	1,947
14.63%, 11/01/18, UGX	4,322,500	1,733
		3,680
UNITED STATES OF AMERICA - 1.3%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 5.95%, 06/15/32 (d) (f)	5,321	929
Federal National Mortgage Association REMIC
Interest Only, 6.05%, 03/25/33 (d)	1,852	368
Interest Only, 5.90%, 11/25/38 (d)	5,644	756
Interest Only, 6.10%, 07/25/42 - 04/25/43 (d) (f)	9,495	1,787
Interest Only, 6.00%, 01/25/43 (d) (f)	4,666	882
		4,722
VENEZUELA - 3.1%
Venezuela Government International Bond
8.50%, 10/08/14	7,130	7,005
5.75%, 02/26/16	2,530	2,198
7.65%, 04/21/25	2,519	1,688
7.00%, 03/31/38	726	442
		11,333
ZAMBIA - 0.3%
Zambia Government International Bond, 5.38%, 09/20/22	1,190	1,016

Total Government and Agency Obligations (cost $174,805)		174,212

PURCHASED OPTIONS - 0.2%
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.20, Expiration 03/05/15, DUB	21,723,226	326
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.20, Expiration 03/06/15, SCB	7,076,774	106
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.25, Expiration 04/04/14, GSI	7,457,600	2
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.35, Expiration 10/06/14, SCB	7,458,268	33
Chinese Yuan versus USD Call Option, Strike Price CNY 6.25, Expiration 04/07/14, SCB	7,457,600	1
Chinese Yuan versus USD Call Option, Strike Price CNY 6.35, Expiration 10/07/14, GSI	3,588,976	11
Chinese Yuan versus USD Call Option, Strike Price CNY 6.35, Expiration 10/07/14, GSI	3,869,291	11
Colombian Peso versus USD Put Option, Strike Price COP 1,845, Expiration 06/12/14, BOA	580,000	—

Total Purchased Options (cost $432)		490

SHORT TERM INVESTMENTS - 58.5%
Investment Company - 3.6%
JNL Money Market Fund, 0.01% (g) (h)	13,325	13,325
Repurchase Agreements - 10.2%
Dominican Republic - 1.0%
Repurchase Agreement with BOA, (0.45)% (Collateralized by $3,600 Dominican Republic International Bond, 5.88%, due 04/18/24, value $3,609) acquired on 03/14/14, due 04/11/14 at $3,590	$3,591	3,591
Qatar - 6.6%
Repurchase Agreement with NSI, (0.50)% (Collateralized by $1,050 Qatar Government International Bond, 6.55%, due 04/09/19, value $1,264) acquired on 03/25/14, due 04/01/14 at $1,288	1,288	1,288

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

	Shares/Par †	Value
Repurchase Agreement with NSI, (0.50)% (Collateralized by $1,050 Qatar Government International Bond, 6.55%, due 04/09/19, value $1,264) acquired on 03/25/14, due 04/11/14 at $1,288	1,288	1,288
Repurchase Agreement with NSI, (0.50)% (Collateralized by $8,803 Qatar Government International Bond, 6.55%, due 04/09/19, value $10,597) acquired on 03/20/14, due 04/01/14 at $10,793	10,793	10,793
Repurchase Agreement with NSI, (0.50)% (Collateralized by $8,803 Qatar Government International Bond, 6.55%, due 04/09/19, value $10,597) acquired on 03/27/14, due 04/21/14 at $10,805	10,808	10,808
		24,177
Spain - 2.6%
Repurchase Agreement with BOA, (0.10)% (Collateralized by EUR 5,943 Spain Government Bond, 5.40%, due 01/31/23, value EUR 7,025) acquired on 03/12/14, due 04/16/14 at $9,619, EUR	6,983	9,620

Total Repurchase Agreements (cost $37,481)		37,388

Treasury Securities - 44.7%
Lebanon Treasury Bill
0.00%, 04/24/14, LBP	531,200	352
0.00%, 05/01/14, LBP	2,345,000	1,555
0.00%, 05/29/14, LBP	2,235,990	1,478
0.00%, 06/12/14, LBP	3,750,270	2,474
0.00%, 06/19/14, LBP	1,506,000	993
0.00%, 07/10/14, LBP	2,039,430	1,340
0.00%, 07/17/14, LBP	1,265,410	831
0.00%, 07/24/14, LBP	1,559,970	1,023
0.00%, 07/31/14, LBP	3,319,880	2,176
0.00%, 08/14/14, LBP	4,801,000	3,140
0.00%, 10/16/14, LBP	1,007,000	652
0.00%, 12/25/14, LBP	3,776,350	2,420
0.00%, 01/22/15, LBP	1,987,530	1,268
0.00%, 02/05/15, LBP	4,885,530	3,111
0.00%, 02/19/15, LBP	4,955,010	3,148
Mexico Cetes
0.42%, 06/26/14, MXN	11,697	8,888
0.27%, 08/21/14, MXN	11,268	8,515
Monetary Authority of Singapore
0.22%, 04/25/14, SGD	12,991	10,326
0.21%, 05/16/14, SGD	4,789	3,806
0.20%, 07/08/14, SGD	1,533	1,218
Philippine Treasury Bill, 0.05%, 05/07/14, PHP	37,880	844
Republic of Croatia Ministry of Finance, 6.41%, 02/12/15, EUR	8,738	11,890
Republic of Uganda Treasury Bill
0.00%,11/13/14, UGX	954,800	348
0.00%,11/27/14, UGX	2,841,500	1,031
0.00%,12/26/14, UGX	534,000	192
0.00%,01/22/15, UGX	534,000	190
Republic of Zambia Treasury Bill
1.89%, 09/08/14, ZMW	1,720	264
1.93%, 09/22/14, ZMW	600	91
Serbia Treasury Bill
0.10%, 05/29/14, RSD	222,970	2,625
0.11%, 11/06/14, RSD	189,330	2,143
0.10%, 01/09/15, RSD	401,290	4,465
0.09%, 01/29/15, RSD	339,000	3,752
Sri Lanka Treasury Bill, 0.05%, 02/06/15, LKR	1,486,630	10,736
U.S. Treasury Bill
0.04%, 05/22/14 (f)	40,000	39,998
0.04%, 07/10/14	25,000	24,997
Uruguay Treasury Bill
0.50%, 08/29/14, UYU	5,615	233
0.59%, 10/03/14, UYU	3,700	151
0.58%, 01/16/15, UYU	14,340	563
0.59%, 02/20/15, UYU	5,660	221
0.52%, 08/20/15, UYU	9,380	340
0.53%, 10/08/15, UYU	20,240	720
0.52%, 01/14/16, UYU	2,000	69
		164,577

Total Short Term Investments (cost $214,728)		215,290

Total Investments - 106.6% (cost $391,919)		392,267
Total Securities Sold Short - (6.5%) (proceeds $22,059)		(23,976)
Other Assets and Liabilities, Net - (0.1%)		(150)
Total Net Assets - 100.0%		$368,141

SECURITIES SOLD SHORT - 6.5%
GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%

DOMINICAN REPUBLIC - 0.3%
Dominican Republic International Bond, 5.88%, 04/18/24	$1,170	$1,173
QATAR - 3.6%
Qatar Government International Bond, 6.55%, 04/09/19	10,903	13,125
SPAIN - 2.6%
Spain Government Bond, 5.40%, 01/31/23 (c), EUR	5,943	9,678

Total Securities Sold Short - 6.5% (proceeds $22,059)		$23,976

(a)	Non-income producing security.
(b)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(c)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2014, the value of Rule 144A liquid securities was $15,879 for long term investments and $9,678 for securities sold short.

(d)	Variable rate security. Rate stated was in effect as of March 31, 2014.
(e)	Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	All or a portion of the security is pledged or segregated as collateral.
(g)	Investment in affiliate.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2014

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Foreign Currency Options
Colombian Peso versus USD Put Option, GSI	06/12/2014	COP	1,845.00	580,000	$—
Indian Rupee versus USD Call Option, JPM	06/09/2014	INR	65.00	5,603,000	(24)
Indian Rupee versus USD Call Option, GSI	06/09/2014	INR	65.00	5,702,000	(25)
Indian Rupee versus USD Call Option, DUB	06/16/2014	INR	67.00	5,033,000	(13)
Indian Rupee versus USD Call Option, JPM	06/16/2014	INR	67.00	5,958,000	(16)
Indian Rupee versus USD Call Option, JPM	06/19/2014	INR	70.00	10,866,559	(13)
				33,742,559	$(91)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at December 31, 2013	33,162,559	$598
Options written during the period	580,000	—
Options closed during the period	—	—
Options expired during the period	—	—
Options outstanding at March 31, 2014	33,742,599	$598

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
10-Year IMM Eris Exchange Interest Rate Swap Future	June 2014	29	$14
Euro-Bobl Future	June 2014	(100)	(7)
Euro-Bund Future	June 2014	(32)	(32)
Euro-Schatz Future	June 2014	(20)	2
Japanese Government Bond Future, 10-Year	June 2014	(30)	58
Nikkei 225 Index Future	June 2014	50	(134)
SGX CNX Nifty Index Future	April 2014	174	34
U.K. Long Gilt Future	June 2014	(45)	(26)
U.S. 10-Year Deliverable Interest Rate Swap Future	June 2014	(204)	(106)
U.S. 2-Year Deliverable Interest Rate Swap Future	June 2014	(66)	3
U.S. 5-Year Deliverable Interest Rate Swap Future	June 2014	(406)	113
			$(81)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
ARS/USD	08/27/2014	BOA	ARS	6,850	$757	$32
ARS/USD	09/08/2014	BOA	ARS	8,535	932	32
ARS/USD	02/20/2015	CGM	ARS	6,000	555	38
ARS/USD	02/20/2015	BOA	ARS	3,000	278	19
ARS/USD	02/23/2015	CGM	ARS	9,000	830	54
ARS/USD	02/24/2015	CGM	ARS	7,000	645	41
ARS/USD	02/25/2015	CGM	ARS	19,000	1,748	103
ARS/USD	02/25/2015	BOA	ARS	2,653	244	14
AUD/USD	04/15/2014	CGM	AUD	871	807	15
AUD/USD	04/15/2014	GSC	AUD	5,108	4,733	93
BRL/USD	05/05/2014	SCB	BRL	7,583	3,313	147
CLP/USD	05/05/2014	CGM	CLP	854,639	1,553	36
CLP/USD	05/05/2014	BNP	CLP	2,950,854	5,362	122
EUR/HRK	04/02/2014	CGM	HRK	(21,213)	(3,822)	(12)
EUR/HRK	04/02/2014	CGM	HRK	(1,907)	(344)	(1)
EUR/HUF	04/15/2014	BOA	HUF	(1,659,862)	(7,435)	167
EUR/HUF	04/15/2014	JPM	HUF	(1,533,847)	(6,871)	153
EUR/RON	04/01/2014	BOA	RON	(14,890)	(4,597)	(16)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/RON	04/01/2014	CGM	RON	(13,952)	$(4,308)	$(17)
EUR/SEK	04/22/2014	MSC	SEK	(46,864)	(7,238)	79
EUR/USD	04/23/2014	GSC	EUR	318	438	(2)
EUR/USD	04/23/2014	GSC	EUR	431	594	(5)
EUR/USD	05/27/2014	GSC	EUR	671	924	2
HRK/EUR	04/02/2014	DUB	EUR	(490)	(674)	(2)
HRK/EUR	04/02/2014	DUB	EUR	(1,361)	(1,875)	(6)
HRK/EUR	04/02/2014	DUB	EUR	(601)	(829)	2
HRK/EUR	04/02/2014	CGM	EUR	(576)	(794)	1
IDR/USD	06/03/2014	SCB	IDR	41,646,096	3,625	107
IDR/USD	07/21/2014	SCB	IDR	22,064,001	1,904	(49)
IDR/USD	07/22/2014	GSC	IDR	22,100,095	1,906	(29)
IDR/USD	08/13/2014	DUB	IDR	28,678,161	2,464	(63)
IDR/USD	08/20/2014	JPM	IDR	22,883,234	1,963	(2)
IDR/USD	08/20/2014	DUB	IDR	28,678,161	2,460	3
IDR/USD	08/20/2014	SCB	IDR	17,778,433	1,525	(8)
IDR/USD	11/13/2014	CGM	IDR	12,199,277	1,030	47
ILS/EUR	06/17/2014	JPM	EUR	(2,003)	(2,759)	14
ILS/USD	04/24/2014	BOA	ILS	23,199	6,650	14
ILS/USD	04/24/2014	SCB	ILS	22,018	6,312	14
INR/USD	04/10/2014	BNP	INR	257,137	4,296	126
INR/USD	05/30/2014	GSC	INR	44,736	738	28
INR/USD	05/30/2014	SCB	INR	45,924	758	29
INR/USD	05/30/2014	JPM	INR	300,857	4,966	201
INR/USD	05/30/2014	SCB	INR	171,788	2,835	102
JPY/USD	05/07/2014	SCB	JPY	374,019	3,624	(73)
KZT/USD	04/17/2014	CGM	KZT	89,000	486	(72)
KZT/USD	04/21/2014	JPM	KZT	226,500	1,235	(186)
KZT/USD	10/17/2014	CIT	KZT	151,286	790	(125)
KZT/USD	10/20/2014	DUB	KZT	120,750	631	(101)
KZT/USD	10/23/2014	JPM	KZT	78,000	407	(66)
KZT/USD	11/05/2014	CGM	KZT	227,800	1,186	(199)
KZT/USD	11/12/2014	DUB	KZT	205,900	1,070	(187)
KZT/USD	11/12/2014	DUB	KZT	479,200	2,490	(442)
KZT/USD	11/21/2014	JPM	KZT	186,500	967	(180)
KZT/USD	12/03/2014	DUB	KZT	132,236	684	(119)
KZT/USD	12/03/2014	DUB	KZT	443,102	2,293	(398)
KZT/USD	02/05/2015	DUB	KZT	227,059	1,160	(208)
MXN/USD	05/27/2014	CGM	MXN	105,765	8,066	186
MXN/USD	05/27/2014	BNP	MXN	124,500	9,495	88
PEN/USD	04/30/2014	SCB	PEN	21,376	7,574	111
PEN/USD	04/30/2014	JPM	PEN	5,270	1,867	7
PHP/USD	05/12/2014	BOA	PHP	385,605	8,590	(82)
PLN/EUR	04/17/2014	BNP	EUR	(8,023)	(11,053)	17
PLN/EUR	04/17/2014	JPM	EUR	(7,652)	(10,541)	17
PLN/EUR	04/17/2014	CGM	EUR	(1,090)	(1,502)	1
PLN/EUR	06/18/2014	BNP	EUR	(2,254)	(3,105)	57
PLN/EUR	06/18/2014	SCB	EUR	(1,909)	(2,629)	49
PLN/USD	04/22/2014	JPM	PLN	1,291	426	1
RON/EUR	04/01/2014	CGM	EUR	(3,198)	(4,406)	17
RON/EUR	03/23/2015	SCB	EUR	(1,582)	(2,180)	14
RON/EUR	03/23/2015	JPM	EUR	(736)	(1,014)	8
RON/EUR	03/23/2015	BOA	EUR	(1,119)	(1,541)	11
RON/EUR	03/23/2015	CGM	EUR	(2,717)	(3,744)	15
RON/EUR	03/23/2015	SCB	EUR	(497)	(685)	2
RON/EUR	03/23/2015	BOA	EUR	(1,118)	(1,541)	—
RON/EUR	03/23/2015	CGM	EUR	(1,339)	(1,844)	(1)
RON/EUR	03/31/2015	CGM	EUR	(3,047)	(4,198)	5
RON/EUR	03/31/2015	BOA	EUR	(3,253)	(4,482)	3
RON/USD	04/07/2014	SCB	RON	3,003	927	16
RON/USD	04/07/2014	SCB	RON	7,281	2,248	(1)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
RON/USD	04/07/2014	SCB	RON	470	$145	$(1)
RUB/USD	05/16/2014	CGM	RUB	95,261	2,688	(167)
RUB/USD	05/16/2014	SCB	RUB	111,915	3,158	(195)
RUB/USD	05/16/2014	BOA	RUB	240,183	6,778	(429)
RUB/USD	05/16/2014	BOA	RUB	86,100	2,430	(162)
RUB/USD	05/27/2014	BNP	RUB	123,259	3,470	(232)
RUB/USD	05/27/2014	BOA	RUB	37,012	1,042	(70)
RUB/USD	05/27/2014	BOA	RUB	1,888,410	53,166	(3,834)
RUB/USD	05/27/2014	BOA	RUB	497,550	14,008	(1,005)
SEK/EUR	04/22/2014	GSC	EUR	(5,341)	(7,358)	(120)
SGD/EUR	06/04/2014	SCB	EUR	(3,135)	(4,318)	1
SGD/USD	05/12/2014	SCB	SGD	7,933	6,307	52
UGX/USD	01/12/2015	CGM	UGX	1,566,230	570	(3)
UGX/USD	01/12/2015	SCB	UGX	736,943	268	(2)
UGX/USD	01/23/2015	CGM	UGX	2,196,000	797	(15)
USD/AUD	04/10/2014	GSC	AUD	(1,998)	(1,852)	(31)
USD/AUD	04/10/2014	GSC	AUD	(1,998)	(1,852)	(26)
USD/AUD	04/10/2014	BNP	AUD	(7,995)	(7,410)	(171)
USD/AUD	04/15/2014	GSC	AUD	(9,912)	(9,184)	(264)
USD/AUD	04/30/2014	GSC	AUD	(2,009)	(1,860)	(1)
USD/BRL	05/05/2014	BOA	BRL	(3,845)	(1,680)	(138)
USD/BRL	05/05/2014	CGM	BRL	(3,738)	(1,633)	(135)
USD/CAD	04/28/2014	GSC	CAD	(8,034)	(7,263)	(25)
USD/CAD	04/28/2014	CGM	CAD	(8,034)	(7,263)	(50)
USD/CAD	04/28/2014	DUB	CAD	(8,020)	(7,250)	(91)
USD/CHF	05/05/2014	GSC	CHF	(17,103)	(19,351)	(388)
USD/CLP	05/05/2014	MSC	CLP	(2,567,854)	(4,666)	(83)
USD/CLP	05/05/2014	BOA	CLP	(1,237,639)	(2,249)	(40)
USD/EUR	04/09/2014	JPM	EUR	(8,213)	(11,314)	(148)
USD/EUR	04/16/2014	JPM	EUR	(1,973)	(2,718)	(34)
USD/EUR	04/23/2014	GSC	EUR	(1,018)	(1,402)	(18)
USD/EUR	05/07/2014	GSC	EUR	(3,706)	(5,105)	(43)
USD/EUR	05/14/2014	SCB	EUR	(26,222)	(36,122)	(470)
USD/EUR	05/21/2014	JPM	EUR	(271)	(373)	(1)
USD/EUR	05/27/2014	BOA	EUR	(2,264)	(3,118)	(5)
USD/EUR	05/28/2014	BOA	EUR	(507)	(698)	(3)
USD/EUR	06/04/2014	DUB	EUR	(10,363)	(14,275)	(24)
USD/EUR	06/04/2014	JPM	EUR	(593)	(817)	1
USD/EUR	06/04/2014	DUB	EUR	(1,228)	(1,691)	13
USD/EUR	06/25/2014	DUB	EUR	(3,192)	(4,397)	8
USD/EUR	06/25/2014	GSC	EUR	(2,135)	(2,941)	6
USD/IDR	06/17/2014	SCB	IDR	(6,531,083)	(567)	(31)
USD/IDR	08/20/2014	SCB	IDR	(53,816,693)	(4,617)	7
USD/INR	05/30/2014	SCB	INR	(111,692)	(1,843)	4
USD/JPY	05/07/2014	GSC	JPY	(374,019)	(3,624)	25
USD/JPY	05/07/2014	GSC	JPY	(211,568)	(2,050)	14
USD/JPY	05/19/2014	GSC	JPY	(2,308,402)	(22,371)	313
USD/JPY	05/19/2014	GSC	JPY	(206,454)	(2,001)	21
USD/JPY	06/17/2014	BOA	JPY	(452,250)	(4,383)	20
USD/MXN	05/12/2014	CGM	MXN	(69,565)	(5,312)	(48)
USD/NGN	04/01/2014	JPM	NGN	(595,571)	(3,608)	(53)
USD/NZD	04/30/2014	GSC	NZD	(9,542)	(8,262)	(353)
USD/PHP	05/07/2014	BOA	PHP	(52,197)	(1,163)	(12)
USD/PHP	05/07/2014	GSC	PHP	(57,532)	(1,282)	(13)
USD/RON	04/07/2014	SCB	RON	(10,754)	(3,320)	(48)
USD/RUB	05/16/2014	BNP	RUB	(252,109)	(7,114)	334
USD/RUB	05/16/2014	BOA	RUB	(254,855)	(7,192)	343
USD/RUB	05/16/2014	SCB	RUB	(26,495)	(748)	39
USD/RUB	05/27/2014	BOA	RUB	(1,802,790)	(50,755)	3,083
USD/RUB	05/27/2014	JPM	RUB	(226,921)	(6,389)	315
USD/RUB	05/27/2014	MSC	RUB	(475,563)	(13,389)	658

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/RUB	05/27/2014	JPM	RUB	(40,957)	$(1,153)	$60
USD/SGD	04/24/2014	GSC	SGD	(3,622)	(2,879)	(15)
USD/SGD	06/04/2014	SCB	SGD	(1,623)	(1,290)	(7)
USD/TRY	04/07/2014	SCB	TRY	(949)	(443)	(15)
USD/TRY	06/30/2014	SCB	TRY	(5,402)	(2,459)	(68)
USD/ZAR	04/08/2014	SCB	ZAR	(38,238)	(3,629)	(144)
USD/ZMW	04/10/2014	JPM	ZMW	(4,910)	(796)	9
USD/ZMW	09/09/2014	SCB	ZMW	(1,600)	(244)	23
USD/ZMW	09/23/2014	CGM	ZMW	(585)	(89)	9
UYU/USD	12/30/2014	CGM	UYU	17,205	700	(29)
UYU/USD	01/16/2015	CGM	UYU	69,221	2,803	(92)
UYU/USD	01/23/2015	CGM	UYU	69,366	2,804	(91)
UYU/USD	02/06/2015	CGM	UYU	16,000	644	(1)
UYU/USD	02/13/2015	CGM	UYU	16,000	643	(1)
UYU/USD	02/27/2015	CGM	UYU	20,790	832	(36)
UYU/USD	02/27/2015	CGM	UYU	14,000	560	(5)
UYU/USD	03/31/2015	CGM	UYU	17,670	701	(29)
UYU/USD	03/31/2015	CGM	UYU	13,000	515	(5)
UYU/USD	04/30/2015	CGM	UYU	33,000	1,297	(6)
					$(199,456)	$(4,360)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BOA	3-Month Malaysia Bumiputra Bank Rate	Paying	3.51%	01/15/2016	MYR	15,783	$—	$(4)
BOA	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.58%	01/15/2024	MYR	3,863	—	(17)
CIT	3-Month Malaysia Bumiputra Bank Rate	Paying	3.51%	01/15/2016	MYR	15,387	—	(5)
CIT	3-Month Malaysia Bumiputra Bank Rate	Paying	3.60%	02/25/2016	MYR	10,544	—	1
CIT	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.58%	01/15/2024	MYR	3,733	—	(17)
CIT	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.57%	02/25/2024	MYR	2,548	—	(9)
DUB	3-Month Malaysia Bumiputra Bank Rate	Paying	3.48%	01/13/2016	MYR	15,973	—	(7)
DUB	3-Month Malaysia Bumiputra Bank Rate	Paying	3.60%	02/26/2016	MYR	21,193	—	1
DUB	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.54%	01/13/2024	MYR	3,909	—	(13)
DUB	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.56%	02/26/2024	MYR	5,136	—	(17)
GSI	3-Month Malaysia Bumiputra Bank Rate	Paying	3.47%	01/13/2016	MYR	15,198	—	(8)
GSI	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.53%	01/13/2024	MYR	3,686	—	(11)
JPM	3-Month Malaysia Bumiputra Bank Rate	Paying	3.60%	02/25/2016	MYR	10,236	—	1
JPM	3-Month Malaysia Bumiputra Bank Rate	Paying	3.60%	02/26/2016	MYR	20,368	—	1
JPM	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.56%	02/25/2024	MYR	2,516	—	(8)
JPM	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.57%	02/26/2024	MYR	4,991	—	(17)
CIT	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.22%	10/23/2017	NZD	12,465	—	69
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.70%	10/08/2016	NZD	45,000	—	(24)
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.74%	10/11/2016	NZD	47,000	—	(9)
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.06%	06/04/2023	NZD	1,890	—	(94)
BOA	3-Month Poland Warsaw Interbank Rate	Paying	2.73%	05/27/2018	PLN	72,500	—	(363)
CIT	6-Month Australian Bank Bill Short Term Rate	Paying	4.31%	07/18/2023	AUD	10,747	—	10
BOA	Brazil Interbank Deposit Rate	Paying	13.10%	01/04/2021	BRL	3,335	—	21
BOA	Brazil Interbank Deposit Rate	Paying	13.11%	01/04/2021	BRL	26,009	—	165
BOA	Brazil Interbank Deposit Rate	Paying	12.94%	01/02/2023	BRL	11,962	—	32
BOA	Brazil Interbank Deposit Rate	Paying	13.10%	01/02/2023	BRL	2,914	—	14
DUB	Brazil Interbank Deposit Rate	Paying	12.92%	01/04/2021	BRL	4,704	—	18
DUB	Brazil Interbank Deposit Rate	Paying	12.87%	01/04/2021	BRL	24,859	—	78
DUB	Brazil Interbank Deposit Rate	Paying	12.98%	01/02/2023	BRL	13,888	—	44
GSI	Brazil Interbank Deposit Rate	Paying	13.07%	01/04/2021	BRL	4,860	—	28

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements (continued)
GSI	Brazil Interbank Deposit Rate	Paying	13.05%	01/02/2023	BRL	2,654	$—	$11
MSC	Brazil Interbank Deposit Rate	Paying	12.92%	01/04/2021	BRL	31,095	—	95
DUB	Sinacofi Chile Interbank Rate	Paying	4.78%	05/10/2018	CLP	3,068,600	—	(127)
DUB	Sinacofi Chile Interbank Rate	Receiving	4.70%	05/13/2018	CLP	2,458,670	—	(87)
DUB	Sinacofi Chile Interbank Rate	Receiving	4.74%	05/14/2018	CLP	920,972	—	(39)
							$—	$(287)

Counterparty	Floating Rate Index	Fund Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	6-Month Budapest Interbank Offered Rate	Receiving	4.57%	11/14/2018	HUF	569,000	$(61)
N/A	6-Month Budapest Interbank Offered Rate	Receiving	3.78%	11/15/2018	HUF	987,000	40
N/A	6-Month Budapest Interbank Offered Rate	Receiving	4.43%	11/15/2018	HUF	730,000	(60)
N/A	6-Month LIBOR	Receiving	2.00%	02/20/2019	GBP	4,518	4
							$(77)

Schedule of Over the Counter Cross-Currency Swap Agreements

Counterparty	Receive Rate(8)	Pay Rate(8)	Expiration Date	Notional Amount Received(1)		Notional Amount Delivered(1)		Unrealized Appreciation
DUB	Fixed rate of 2.05%	Sinacofi Chile Interbank Rate	05/13/2018	CLF	107	CLP	2,458,670	$230
DUB	Fixed rate of 2.09%	Sinacofi Chile Interbank Rate	05/10/2018	CLF	134	CLP	3,068,600	294
DUB	Fixed rate of 2.11%	Sinacofi Chile Interbank Rate	05/14/2018	CLF	40	CLP	920,972	91
JPM	3-Month USD LIBOR	Fixed rate of 5.85%	01/06/2021	9,387		TRY	17,366	2,879
JPM	3-Month USD LIBOR	Fixed rate of 7.86%	07/21/2021	7,142		TRY	13,678	1,160
								$4,654

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection(3)
GSI	Republic of South Africa, 5.50%, 03/09/2020	1.78%	1.00%	12/20/2018	$(10,000)	$(349)	$(502)	$157
JPM	Republic of South Africa, 5.50%, 03/09/2020	1.63%	1.00%	06/20/2018	(20,000)	(506)	(516)	16
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.52%	1.00%	06/20/2023	(2,000)	(227)	(120)	(107)
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.52%	1.00%	06/20/2023	(2,236)	(254)	(128)	(126)
BNP	Russian Federation, 7.50%, 03/31/2030	2.11%	1.00%	03/20/2019	(1,150)	(59)	(68)	10
DUB	Russian Federation, 7.50%, 03/31/2030	2.11%	1.00%	03/20/2019	(1,700)	(87)	(101)	15
GSI	Russian Federation, 7.50%, 03/31/2030	2.11%	1.00%	03/20/2019	(960)	(49)	(57)	8
					$(38,046)	$(1,531)	$(1,492)	$(27)
Credit default swap agreements - purchase protection(2)
DUB	Banco Espirito Santo SA, 1.84%, 05/27/2018	N/A	5.00%	03/20/2019	$1,509	$(135)	$(103)	$(35)
DUB	Banco Espirito Santo SA, 1.84%, 05/27/2018	N/A	5.00%	03/20/2019	532	(47)	(34)	(15)
GSI	Banco Espirito Santo SA, 1.84%, 05/27/2018	N/A	5.00%	03/20/2019	811	(73)	(51)	(23)
DUB	BCP Finance Bank Ltd., 1.11%, 12/21/2016	N/A	5.00%	03/20/2019	1,142	(91)	(56)	(37)
DUB	BCP Finance Bank Ltd., 1.11%, 12/21/2016	N/A	5.00%	03/20/2019	1,128	(90)	(50)	(42)
GSI	BCP Finance Bank Ltd., 1.11%, 12/21/2016	N/A	5.00%	03/20/2019	413	(33)	(17)	(17)
GSI	BCP Finance Bank Ltd., 1.11%, 12/21/2016	N/A	5.00%	03/20/2019	276	(22)	(12)	(10)
GSI	Central Bank of Tunisia, 8.25%, 09/19/2027	N/A	1.00%	06/20/2018	3,200	308	424	(117)
BNP	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2023	7,600	688	509	177
BNP	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2023	933	85	43	41
DUB	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,900	1	(36)	35
JPM	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,250	1	(15)	14
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	1.00%	06/20/2018	17,491	1,662	2,422	(765)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	228	(13)	(12)	(1)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection(2) (continued)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	$245	$(14)	$(13)	$(1)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2018	11,250	(136)	(143)	3
BNP	Republic of Colombia, 10.38%, 01/28/2033	N/A	1.00%	06/20/2023	1,144	49	28	20
DUB	Republic of Colombia, 10.38%, 01/28/2033	N/A	1.00%	06/20/2023	7,220	310	239	69
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	2,000	135	170	(36)
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	700	47	57	(10)
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	7,900	532	715	(185)
CIT	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	690	47	57	(11)
GSI	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2023	13,500	1,531	1,769	(243)
JPM	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	06/20/2023	20,000	2,134	1,838	290
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	1,500	170	117	52
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	6,500	736	489	246
DUB	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2018	9,906	379	183	194
GSI	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	2,506	(3)	4	(9)
GSI	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	700	(1)	2	(4)
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	03/20/2019	900	(17)	(15)	(2)
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	7,200	186	207	(24)
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	1,211	31	28	3
					$139,485	$8,357	$8,744	$(443)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Total return swap agreements - receiving return
CIT	* KOSPI 200 Future	06/12/2014	KRW	8,266,531	$2
Total return swap agreements - paying return
JPM	* WIG20 Index Future	06/20/2014	PLN	(12,460)	$(112)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

* Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

Curian/Epoch Global Shareholder Yield Fund

	Shares/Par †	Value
COMMON STOCKS - 97.5%

CONSUMER DISCRETIONARY - 6.5%
Compass Group Plc	13	$202
Daimler AG	6	554
Mattel Inc.	9	351
McDonald’s Corp.	2	238
Pearson Plc	17	303
Regal Entertainment Group - Class A (a)	14	265
Shaw Communications Inc. - Class B	14	326
Time Warner Inc.	3	209
		2,448

CONSUMER STAPLES - 13.4%
Altria Group Inc.	17	632
Anheuser-Busch InBev NV	2	212
British American Tobacco Plc	8	454
Coca-Cola Co.	5	205
Diageo Plc - ADR (a)	2	207
Imperial Tobacco Group Plc	17	694
Kimberly-Clark Corp.	3	363
Lorillard Inc.	12	636
Nestle SA	3	222
PepsiCo Inc.	2	208
Philip Morris International Inc.	5	379
Reynolds American Inc.	11	569
Unilever Plc	3	118
WM Morrison Supermarkets Plc	45	160
		5,059

ENERGY - 9.2%
ConocoPhillips	5	347
Diamond Offshore Drilling Inc. (a)	6	302
Enterprise Products Partners LP	4	300
Kinder Morgan Energy Partners LP	6	451
MarkWest Energy Partners LP	4	236
Royal Dutch Shell Plc - ADR - Class A	8	575
Statoil ASA	12	330
Targa Resources Partners LP	4	238
Total SA	11	707
		3,486

FINANCIALS - 9.2%
Arthur J. Gallagher & Co.	5	219
CME Group Inc.	5	394
Commonwealth Bank of Australia	3	203
Health Care REIT Inc.	10	577
Muenchener Rueckversicherungs AG	2	506
SCOR SE	10	363
Svenska Handelsbanken AB - Class A	8	396
Unibail-Rodamco SE	1	265
Wells Fargo & Co.	6	309
Westpac Banking Corp.	8	270
		3,502

HEALTH CARE - 8.4%
AbbVie Inc.	5	281
AstraZeneca Plc - ADR	9	557
GlaxoSmithKline Plc	26	705
Johnson & Johnson	2	228
Merck & Co. Inc.	5	292
Novartis AG	4	366
Roche Holding AG	2	463
Sanofi	3	285
		3,177

INDUSTRIALS - 9.9%
BAE Systems Plc	79	547
Corrections Corp. of America	11	338
Deere & Co.	2	195
Deutsche Post AG	6	225
Emerson Electric Co.	4	273
Lockheed Martin Corp.	4	621
Orkla ASA	38	328
RR Donnelley & Sons Co.	17	296
Vinci SA	10	738
Waste Management Inc.	5	202
		3,763

INFORMATION TECHNOLOGY - 3.6%
Apple Inc.	1	303
Automatic Data Processing Inc.	3	225
KLA-Tencor Corp.	5	317
Microchip Technology Inc. (a)	6	290
Microsoft Corp.	6	244
		1,379

MATERIALS - 5.8%
BASF SE	5	531
BHP Billiton Ltd.	8	263
Dow Chemical Co.	7	359
EI Du Pont de Nemours & Co.	3	229
Potash Corp. of Saskatchewan Inc.	9	309
Yara International ASA	11	501
		2,192

TELECOMMUNICATION SERVICES - 14.5%
AT&T Inc.	17	581
BCE Inc.	15	648
CenturyTel Inc.	15	491
Deutsche Telekom AG	38	617
Philippine Long Distance Telephone Co. - ADR	3	210
Rogers Communications Inc. - Class B	6	251
Swisscom AG	1	718
Telstra Corp. Ltd.	117	551
Verizon Communications Inc.	14	650
Vivendi SA	14	401
Vodafone Group Plc	104	381
		5,499

UTILITIES - 17.0%
Ameren Corp.	12	484
Centrica Plc	67	367
Dominion Resources Inc.	3	215
Duke Energy Corp.	8	596
Electricite de France SA	15	596
Integrys Energy Group Inc.	4	233
National Grid Plc	49	670
PPL Corp.	18	584
Severn Trent Plc	9	261
Southern Co.	6	281
SSE Plc	21	503
TECO Energy Inc. (a)	25	434
Terna Rete Elettrica Nazionale SpA	119	637
United Utilities Group Plc	43	559
		6,420
Total Common Stocks (cost $33,763)		36,925

SHORT TERM INVESTMENTS - 7.0%

Investment Company - 3.4%
JNL Money Market Fund, 0.01% (b) (c)	1,278	1,278

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 3.6%
Repurchase Agreement with MLP, 0.05% (Collateralized by $50 U.S. Treasury Bill, due 04/10/14-03/05/15, value $50, $53 U.S. Treasury Note Strip, due 05/15/14-11/15/22, value $50, $67 U.S. Treasury Inflation Indexed Note, 0.13-3.88%, due 04/15/14-02/15/43, value $74, $68 U.S. Treasury Bond, 3.00-10.63%, due 08/15/15-11/15/43, value $79, $490 U.S. Treasury Note, 0.13-9.88%, due 4/15/14-02/15/23, value $501, and $1,278 U.S. Treasury Bond Strip, due 08/15/14-02/15/44, value $628) acquired 03/31/14, due on 04/01/14 at $1,355	$1,355	1,355

Total Short Term Investments (cost $2,633)		2,633

Total Investments - 104.5% (cost $36,396)		39,558
Other Assets and Liabilities, Net - (4.5%)		(1,698)
Total Net Assets - 100.0%		$37,860

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian/FAMCO Flex Core Covered Call Fund

COMMON STOCKS - 99.0%

CONSUMER DISCRETIONARY - 15.1%
Home Depot Inc.	71	$5,618
McDonald’s Corp.	45	4,451
Ross Stores Inc.	30	2,111
Time Warner Inc.	71	4,632
Whirlpool Corp.	36	5,425
		22,237

CONSUMER STAPLES - 16.7%
CVS Caremark Corp.	72	5,382
General Mills Inc.	54	2,819
Kimberly-Clark Corp.	35	3,804
PepsiCo Inc.	64	5,319
Procter & Gamble Co.	38	3,079
Wal-Mart Stores Inc.	54	4,158
		24,561

ENERGY - 10.3%
Chevron Corp.	56	6,635
ConocoPhillips	46	3,222
Schlumberger Ltd.	32	3,071
Transocean Ltd.	56	2,315
		15,243

FINANCIALS - 5.3%
American Express Co.	31	2,791
BlackRock Inc.	16	5,032
		7,823

HEALTH CARE - 11.9%
Baxter International Inc.	75	5,504
Johnson & Johnson	51	5,010
Pfizer Inc.	218	7,005
		17,519

INDUSTRIALS - 18.2%
General Electric Co.	182	4,704
Honeywell International Inc.	47	4,378
Lockheed Martin Corp.	24	3,869
Union Pacific Corp.	46	8,557
United Technologies Corp.	46	5,328
		26,836

INFORMATION TECHNOLOGY - 13.0%
Apple Inc.	9	4,884
Cisco Systems Inc.	197	4,417
EMC Corp.	125	3,426
QUALCOMM Inc.	82	6,443
		19,170

MATERIALS - 3.3%
Dow Chemical Co.	100	4,859

TELECOMMUNICATION SERVICES - 5.2%
AT&T Inc.	118	4,142
Verizon Communications Inc.	73	3,463
		7,605

Total Common Stocks (cost $134,618)		145,853

INVESTMENT COMPANIES - 1.3%
SPDR S&P 500 ETF Trust	10	1,871

Total Investment Companies (cost $1,876)		1,871

SHORT TERM INVESTMENTS - 2.2%

Investment Company - 2.2%
JNL Money Market Fund, 0.01% (a) (b)	3,329	3,329

Total Short Term Investments (cost $3,329)		3,329

Total Investments - 102.5% (cost $139,823)		151,053
Other Assets and Liabilities, Net - (2.5%)		(3,738)
Total Net Assets - 100.0%		$147,315

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2014

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
American Express Co.	04/19/2014	92.50	310	$(23)
Apple Inc.	04/19/2014	550.00	46	(14)
Apple Inc.	05/17/2014	555.00	45	(44)
AT&T Inc.	04/19/2014	35.00	651	(23)
AT&T Inc.	06/21/2014	36.00	530	(22)
Baxter International Inc.	08/16/2014	75.00	144	(33)
Baxter International Inc.	08/16/2014	77.50	604	(84)
BlackRock Inc.	04/19/2014	310.00	66	(62)
BlackRock Inc.	05/17/2014	320.00	94	(66)
Chevron Corp.	04/19/2014	115.00	413	(171)
Chevron Corp.	05/17/2014	120.00	145	(24)
Cisco Systems Inc.	05/17/2014	23.00	638	(28)
Cisco Systems Inc.	06/21/2014	24.00	638	(18)
Cisco Systems Inc.	07/19/2014	24.00	695	(23)
ConocoPhillips	05/17/2014	70.00	458	(77)
CVS Caremark Corp.	05/17/2014	75.00	473	(80)
CVS Caremark Corp.	08/16/2014	77.50	246	(52)
The Dow Chemical Co.	04/19/2014	50.00	291	(11)
The Dow Chemical Co.	06/21/2014	50.00	409	(63)
The Dow Chemical Co.	06/21/2014	55.00	300	(9)
EMC Corp.	05/17/2014	28.00	690	(41)
EMC Corp.	07/19/2014	29.00	560	(34)
General Electric Co.	04/19/2014	27.00	200	(2)
General Electric Co.	06/21/2014	27.00	1,617	(58)
General Mills Inc.	07/19/2014	52.50	522	(54)
Home Depot Inc.	05/17/2014	82.50	710	(34)
Honeywell International Inc.	06/21/2014	97.50	472	(39)
Johnson & Johnson	05/17/2014	100.00	123	(13)
Johnson & Johnson	06/21/2014	97.50	387	(101)
Kimberly-Clark Corp.	04/19/2014	110.00	52	(8)
Kimberly-Clark Corp.	04/19/2014	115.00	116	(1)
Kimberly-Clark Corp.	07/19/2014	110.00	117	(41)
Kimberly-Clark Corp.	07/19/2014	115.00	60	(9)
Lockheed Martin Corp.	04/19/2014	170.00	105	(4)
Lockheed Martin Corp.	06/21/2014	160.00	106	(75)
Lockheed Martin Corp.	09/20/2014	155.00	26	(31)
McDonald’s Corp.	06/21/2014	97.50	50	(13)
McDonald’s Corp.	04/19/2014	97.50	202	(26)
McDonald’s Corp.	05/17/2014	100.00	202	(19)
PepsiCo Inc.	07/19/2014	85.00	284	(44)
PepsiCo Inc.	07/19/2014	85.00	353	(55)
Pfizer Inc.	05/17/2014	34.00	2,181	(57)
The Procter & Gamble Co.	07/19/2014	80.00	382	(91)
QUALCOMM Inc.	05/17/2014	80.00	817	(130)
Ross Stores Inc.	05/17/2014	75.00	295	(19)
Schlumberger Ltd.	05/17/2014	97.50	315	(84)
SPDR S&P 500 ETF Trust	04/04/2014	186.00	100	(16)
Time Warner Inc.	07/19/2014	70.00	709	(78)
Transocean Ltd.	05/17/2014	45.00	560	(20)
Union Pacific Corp.	05/17/2014	185.00	456	(278)
United Technologies Corp.	05/17/2014	120.00	456	(50)
Verizon Communications Inc.	10/18/2014	50.00	81	(8)
Verizon Communications Inc.	04/19/2014	48.00	249	(6)
Verizon Communications Inc.	04/19/2014	50.00	152	(1)
Wal-Mart Stores Inc.	04/19/2014	77.50	206	(7)
Wal-Mart Stores Inc.	06/21/2014	77.50	338	(39)
Whirlpool Corp.	06/21/2014	155.00	363	(163)
			21,810	$(2,676)

See accompanying Notes to Schedules of Investments.

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2013	11,763	$1,572
Options written during the period	47,807	5,905
Options closed during the period	(33,492)	(4,205)
Options expired during the period	(4,268)	(512)
Options outstanding at March 31, 2014	21,810	$2,760

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

Curian Focused International Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 94.3%

CANADA - 8.3%
Canadian National Railway Co.	8	$426
Canadian Pacific Railway Co.	3	455
		881

CHINA - 6.2%
Sun Art Retail Group Ltd.	228	287
Tencent Holdings Ltd.	5	370
		657

DENMARK - 11.3%
Chr Hansen Holding A/S	8	327
Novo-Nordisk A/S - ADR	12	532
Novozymes A/S - Class B	8	349
		1,208

FRANCE - 2.1%
LVMH Moet Hennessy Louis Vuitton SA	1	219

IRELAND - 4.0%
Covidien Plc	6	424

JAPAN - 6.0%
Fanuc Ltd.	2	318
Sysmex Corp.	10	325
		643

MEXICO - 1.9%
Wal-Mart de Mexico SAB de CV - Class V	87	208

NETHERLANDS - 10.6%
ASML Holding NV - ADR	5	425
Core Laboratories NV	2	353
Sensata Technologies Holding NV (a)	8	346
		1,124

PORTUGAL - 1.5%
Jeronimo Martins SGPS SA	10	163

SOUTH AFRICA - 1.8%
Shoprite Holdings Ltd.	13	197

SPAIN - 3.5%
Inditex SA	2	368

SWEDEN - 3.4%
Svenska Cellulosa AB - Class B	12	362

SWITZERLAND - 11.7%
ACE Ltd.	4	430
Nestle SA	5	396
SGS SA	—	419
		1,245

TAIWAN - 5.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	27	549

UNITED KINGDOM - 5.2%
ARM Holdings Plc - ADR	5	274
ASOS Plc (a)	3	276
		550

UNITED STATES OF AMERICA - 11.6%
Coca-Cola Enterprises Inc.	9	412
Lazard Ltd. - Class A	9	424
Perrigo Co. Plc	3	404
		1,240
Total Common Stocks (cost $9,489)		10,038

SHORT TERM INVESTMENTS - 4.7%

Investment Company - 4.7%
JNL Money Market Fund, 0.01% (b) (c)	496	496

Total Short Term Investments (cost $496)		496

Total Investments - 99.0% (cost $9,985)		10,534
Other Assets and Liabilities, Net - 1.0%		108
Total Net Assets - 100.0%		$10,642

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian Focused U.S. Equity Fund

COMMON STOCKS - 95.0%

CONSUMER DISCRETIONARY - 17.6%
Cabela’s Inc. - Class A (a)	6	$421
Carnival Plc	7	249
Columbia Sportswear Co.	3	229
Dollar Tree Inc. (a)	3	148
Smith & Wesson Holding Corp. (a)	27	399
Sturm Ruger & Co. Inc.	4	268
		1,714

CONSUMER STAPLES - 7.0%
Hershey Co.	3	280
Lorillard Inc.	7	399
		679

ENERGY - 5.7%
Atwood Oceanics Inc. (a)	6	302
ConocoPhillips	4	250
		552

FINANCIALS - 21.2%
Berkshire Hathaway Inc. - Class B (a)	4	522
BlackRock Inc.	1	404
Cincinnati Financial Corp.	5	251
MBIA Inc. (a)	22	302
Wells Fargo & Co.	12	579
		2,058

HEALTH CARE - 2.8%
Pfizer Inc.	9	276

INDUSTRIALS - 15.9%
Alliant Techsystems Inc.	3	373
Cintas Corp.	5	287
FedEx Corp.	2	280
General Dynamics Corp.	3	302
Old Dominion Freight Line Inc. (a)	5	302
		1,544

INFORMATION TECHNOLOGY - 12.3%
Advent Software Inc.	8	229
Corning Inc.	22	463
EMC Corp.	9	256
International Business Machines Corp.	1	246
		1,194

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MATERIALS - 12.5%
Albemarle Corp.	8	525
NewMarket Corp.	2	689
		1,214
Total Common Stocks (cost $8,379)		9,231

SHORT TERM INVESTMENTS - 6.0%

Investment Company - 6.0%
JNL Money Market Fund, 0.01% (b) (c)	588	588
Total Short Term Investments (cost $588)		588

Total Investments - 101.0% (cost $8,967)		9,819
Other Assets and Liabilities, Net - (1.0%)		(100)
Total Net Assets - 100.0%		$9,719

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian/Franklin Templeton Frontier Markets Fund

COMMON STOCKS - 87.8%

ARGENTINA - 2.5%
Adecoagro SA (a)	104	$852
Tenaris SA - ADR (b)	21	907
Ternium SA - ADR (b)	81	2,387
		4,146

BOTSWANA - 0.7%
Letshego Holdings Ltd.	4,782	1,221

CANADA - 1.6%
First Quantum Minerals Ltd.	50	920
Gran Tierra Energy Inc. (a)	231	1,727
		2,647

CHILE - 0.1%
CFR Pharmaceuticals SA	781	157

COLOMBIA - 3.3%
BanColombia SA - ADR (b)	27	1,497
Pacific Rubiales Energy Corp.	224	4,041
		5,538

EGYPT - 3.8%
Alexandria Mineral Oils Co.	117	1,152
Eastern Tobacco	49	1,192
Egyptian International Pharmaceutical Industrial Co.	173	1,214
Global Telecom Holding - GDR (c)	483	1,608
Maridive & Oil Services SAE	318	334
Telecom Egypt Co.	320	778
		6,278

GEORGIA - 2.2%
Bank of Georgia Holdings Plc	90	3,748

JORDAN - 0.4%
Arab Potash Co.	9	357
Jordan Phosphate Mines	40	355
		712

KAZAKHSTAN - 3.9%
KazMunaiGas Exploration Production JSC - GDR	319	4,461
KCell JSC - GDR (d)	50	680
KCell JSC - GDR (c)	91	1,242
KCell JSC - GDR	7	94
		6,477

KENYA - 3.8%
British American Tobacco Kenya Ltd.	252	1,806
East African Breweries Ltd.	423	1,317
Equity Bank Ltd.	4,425	1,623
Safaricom Ltd.	11,489	1,642
		6,388

KUWAIT - 2.0%
Mobile Telecommunications Co. KSC	1,405	3,342

LEBANON - 0.5%
BLOM Bank SAL - GDR (c)	85	785

MALAWI - 0.0%
Press Corp. Ltd. - GDR (c) (e)	3	51

MAURITIUS - 1.8%
Mauritius Commercial Bank (e)	361	2,578
New Mauritius Hotels Ltd.	159	442
		3,020

MONGOLIA - 0.1%
Mongolian Mining Corp. (a) (b)	1,517	143

NETHERLANDS - 0.5%
Nostrum Oil & Gas LP - GDR	77	810

NIGERIA - 8.4%
FBN Holdings Plc	40,500	3,093
Guinness Nigeria Plc	527	638
Nigerian Breweries Plc	740	686
UAC of Nigeria Plc	8,445	2,789
United Bank for Africa Plc	64,967	2,755
Zenith Bank Plc	32,701	3,970
		13,931

OMAN - 2.2%
BankMuscat SAOG	2,186	3,615

PAKISTAN - 1.5%
Fauji Fertilizer Co. Ltd.	1,863	2,101
Indus Motor Co. Ltd.	115	466
		2,567

PANAMA - 3.1%
Cable & Wireless Communications Plc	3,834	3,364
Copa Holdings SA - Class A	12	1,808
		5,172

PERU - 3.7%
Cia de Minas Buenaventura SA - ADR	244	3,073
Credicorp Ltd.	14	1,931
Intercorp Financial Services Inc. (c)	39	1,235
		6,239

QATAR - 10.2%
Commercial Bank of Qatar QSC	222	3,897
Industries Qatar QSC	129	6,618
Ooredoo QSC	169	6,400
		16,915

ROMANIA - 5.7%
Banca Transilvania (a)	5,426	2,887
OMV Petrom SA	45,723	6,028

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Societatea Nationala de Gaze Naturale ROMGAZ SA (d)	56	569
		9,484

SENEGAL - 0.9%
Sonatel	30	1,461

SOUTH AFRICA - 3.1%
MTN Group Ltd.	253	5,184

SOUTH KOREA - 1.3%
Youngone Corp.	57	2,107

TOGO - 0.7%
Ecobank Transnational Inc.	14,411	1,153

UKRAINE - 3.7%
Ferrexpo Plc	1,042	2,688
Kernel Holding SA (a)	48	466
MHP SA - GDR (c)	227	2,988
		6,142

UNITED ARAB EMIRATES - 7.0%
Agthia Group PJSC	284	367
Aramex PJSC	1,252	1,125
Dragon Oil Plc	564	5,325
First Gulf Bank PJSC	1,106	4,908
		11,725

UNITED KINGDOM - 1.4%
African Minerals Ltd (a)	880	2,297

VIETNAM - 5.2%
DHG Pharmaceutical JSC	109	715
FPT Corp.	95	316
Hoa Phat Group JSC	349	878
Imexpharm Pharmaceutical JSC	116	345
PetroVietnam Drilling and Well Services JSC	637	2,507
PetroVietnam Fertilizer & Chemicals JSC	742	1,517
PetroVietnam Technical Service JSC	1,572	2,183
Viet Nam Dairy Products JSC	20	134
		8,595

ZIMBABWE - 2.5%
Delta Corp. Ltd.	2,260	2,599
Econet Wireless Zimbabwe Ltd.	2,540	1,577
		4,176
Total Common Stocks (cost $130,256)		146,226

CORPORATE BONDS AND NOTES - 0.0%

OMAN - 0.0%
BankMuscat SAOG, 4.50%, 03/20/17 (e) (f), OMR	328	—
Total Corporate Bonds and Notes (cost $0)		—

PARTICIPATORY NOTES - 6.9%

SAUDI ARABIA - 6.9%

Deutsche Bank AG Participatory Note (Al Tayyar Travel Group) (d) (e)	39	1,186
Deutsche Bank AG Participatory Note (Etihad Etisalat Co.) (d) (e)	31	764
Deutsche Bank AG Participatory Note (Saudi Basic Industries Corp.) (d) (e)	54	1,684
Deutsche Bank AG Participatory Note (Saudi Ceramic Co.) (d) (e)	24	889
Deutsche Bank AG Participatory Note (Saudi Dairy & Foodstuff Co.) (d) (e)	10	251
HSBC Bank Plc Participatory Note (Al Mouwasat Medical Services) (d) (e)	13	304
HSBC Bank Plc Participatory Note (Etihad Etisalat Co.) (d) (e)	146	3,618
HSBC Bank Plc Participatory Note (Samba Financial Group) (d) (e)	72	818
HSBC Bank Plc Participatory Note (Saudi Basic Industries Corp.) (d) (e)	66	2,074

Total Participatory Notes (cost $8,538)		11,588

SHORT TERM INVESTMENTS - 5.4%

Investment Company - 3.9%
JNL Money Market Fund, 0.01% (g) (h)	6,458	6,458

Securities Lending Collateral - 1.5%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (h)	200	200
Fidelity Institutional Money Market Portfolio, 0.08% (h)	400	400
Repurchase Agreement with MLP, 0.05% (Collateralized by $71 U.S. Treasury Bill, due 04/10/14-03/05/15, value $71, $75 U.S. Treasury Note Strip, due 05/15/14-11/15/22, value $71, $95 U.S. Treasury Inflation Indexed Note, 0.13-3.88%, due 04/15/14-02/15/43, value $105, $96 U.S. Treasury Bond, 3.00-10.63%, due 08/15/15-11/15/43, value $111, $693 U.S. Treasury Note, 0.13-9.88%, due 4/15/14-02/15/23, value $708, and $1,808 U.S. Treasury Bond Strip, due 08/15/14-02/15/44, value $889) acquired 03/31/14, due on 04/01/14 at $1,917	$1,917	1,917
		2,517
Total Short Term Investments (cost $8,975)		8,975

Total Investments - 100.1% (cost $147,769)		166,789
Other Assets and Liabilities, Net - (0.1%)		(188)
Total Net Assets - 100.0%		$166,601

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)

Security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in the Schedules of Investments.

(d)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2014, the value of Rule 144A liquid securities was $12,838.

(e)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(f)	Convertible security.
(g)	Investment in affiliate.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

See accompanying Notes to Schedules of Investments.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities that have been deemed liquid, held by the Fund at March 31, 2014.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
BLOM Bank SAL - GDR	04/30/2013	$707	$785	0.5%
Global Telecom Holding - GDR	09/14/2012	1,447	1,608	1.0
Intercorp Financial Services Inc.	10/23/2012	1,231	1,235	0.7
KCell JSC - GDR	06/05/2013	1,426	1,242	0.7
MHP SA - GDR	09/13/2012	3,562	2,988	1.8
Press Corp. Ltd. - GDR	11/01/2012	43	51	—
		$8,416	$7,909	4.7%

See accompanying Notes to Schedules of Investments.

Curian/Franklin Templeton Natural Resources Fund

	Shares/Par †	Value
COMMON STOCKS - 94.0%

ENERGY - 74.8%
Anadarko Petroleum Corp.	66	$5,632
Antero Resources Corp. (a)	14	895
Baker Hughes Inc.	58	3,755
BP Plc - ADR	37	1,785
C&J Energy Services Inc. (b)	53	1,543
Cabot Oil & Gas Corp. - Class A	76	2,570
Cameron International Corp. (b)	47	2,878
Canadian Natural Resources Ltd.	81	3,101
Chevron Corp.	41	4,834
Cimarex Energy Co.	13	1,566
Cobalt International Energy Inc. (b)	90	1,645
Concho Resources Inc. (b)	17	2,046
Devon Energy Corp.	44	2,948
Diamondback Energy Inc. (a)	21	1,434
Dresser-Rand Group Inc. (b)	24	1,381
Dril-Quip Inc. (b)	10	1,104
EnCana Corp. (a)	162	3,470
Ensco Plc - Class A	18	954
EQT Corp.	13	1,227
Exxon Mobil Corp.	70	6,842
FMC Technologies Inc. (b)	36	1,896
Forum Energy Technologies Inc.	34	1,053
Gran Tierra Energy Inc. (b)	194	1,454
Halliburton Co.	99	5,849
Hess Corp.	21	1,749
HollyFrontier Corp. (a)	38	1,820
Hornbeck Offshore Services Inc. (a) (b)	27	1,118
Key Energy Services Inc. (b)	278	2,570
Kosmos Energy Ltd. (b)	94	1,028
Marathon Oil Corp.	97	3,444
Marathon Petroleum Corp.	8	666
Matador Resources Co. (b)	65	1,580
MEG Energy Corp. (b)	48	1,617
National Oilwell Varco Inc.	24	1,869
Noble Corp. plc	29	951
Noble Energy Inc.	47	3,303
Oasis Petroleum Inc. (b)	46	1,922
Occidental Petroleum Corp.	59	5,622
Oceaneering International Inc.	21	1,527
Oil States International Inc. (b)	12	1,193
Peabody Energy Corp.	132	2,154
Petroleo Brasileiro SA - Petrobras - ADR	95	1,247
PHI Inc. (b)	21	947
Phillips 66	35	2,705
Pioneer Energy Services Corp. (b)	208	2,692
Rex Energy Corp. (b)	101	1,894
Rice Energy Inc. (b)	34	905
RigNet Inc. (b)	29	1,566
Rowan Cos. Plc - Class A (b)	43	1,452
Royal Dutch Shell Plc - ADR - Class A	25	1,812
Schlumberger Ltd.	90	8,819
SM Energy Co.	27	1,900
Southwestern Energy Co. (b)	123	5,648
Superior Energy Services Inc.	95	2,911
Synergy Resources Corp. (a) (b)	96	1,029
Total SA - ADR (a)	52	3,405
Triangle Petroleum Corp. (a) (b)	73	602
Tullow Oil Plc	119	1,488
Valero Energy Corp.	31	1,657
Weatherford International Ltd. (b)	110	1,917
Whiting Petroleum Corp. (b)	21	1,471
		142,062

MATERIALS - 19.2%
AngloGold Ashanti Ltd. - ADR	62	1,060
B2Gold Corp. (b)	299	812
Barrick Gold Corp.	80	1,417
BHP Billiton Plc - ADR (a)	71	4,373
Celanese Corp. - Class A	16	896
Cliffs Natural Resources Inc. (a)	50	1,031
Freeport-McMoRan Copper & Gold Inc.	109	3,618
G-Resources Group Ltd. (b)	18,063	534
Glencore International Plc	482	2,488
Goldcorp Inc.	69	1,687
Imperial Metals Corp. (b)	72	921
LyondellBasell Industries NV - Class A	16	1,401
MMG Ltd. (b)	3,053	636
Molycorp Inc. (a) (b)	178	833
Mosaic Co.	35	1,760
Nautilus Minerals Inc. (b)	68	13
Newcrest Mining Ltd. (b)	70	639
North American Palladium Ltd. (a) (b)	181	87
Osisko Mining Corp. (b)	118	733
PanAust Ltd. (a)	648	948
Potash Corp. of Saskatchewan Inc.	27	992
Randgold Resources Ltd. - ADR (a)	19	1,425
Rio Tinto Plc - ADR (a)	50	2,808
Romarco Minerals Inc. (b)	689	436
Sandfire Resources NL (a) (b)	164	889
St. Barbara Ltd. (a) (b)	427	109
Tahoe Resources Inc. (b)	44	937
Teck Resources Ltd. - Class B	121	2,620
Turquoise Hill Resources Ltd. (a) (b)	108	360
		36,463
Total Common Stocks (cost $159,946)		178,525

PREFERRED STOCKS - 1.6%

ENERGY - 1.6%
Sanchez Energy Corp., 4.88% (c) (d) (e)	27	2,026
Sanchez Energy Corp., 6.50%, Class B (c) (d) (e)	13	993

Total Preferred Stocks (cost $2,205)		3,019

CORPORATE BONDS AND NOTES - 0.4%

MATERIALS - 0.4%
Molycorp Inc., 6.00%, 09/01/17 (a) (e)	$957	759

Total Corporate Bonds and Notes (cost $887)		759

SHORT TERM INVESTMENTS - 13.7%

Investment Company - 4.0%
JNL Money Market Fund, 0.01% (f) (g)	7,683	7,683

Securities Lending Collateral - 9.7%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (g)	2,000	2,000
Fidelity Institutional Money Market Portfolio, 0.08% (g)	3,000	3,000

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with MLP, 0.05% (Collateralized by $165 U.S. Treasury Bill, due 04/10/14-03/05/15, value $165, $173 U.S. Treasury Note Strip, due 05/15/14-11/15/22, value $165, $221 U.S. Treasury Inflation Indexed Note, 0.13-3.88%, due 04/15/14-02/15/43, value $244, $224 U.S. Treasury Bond, 3.00-10.63%, due 08/15/15-11/15/43, value $258, $1,608 U.S. Treasury Note, 0.13-9.88%, due 4/15/14-02/15/23, value $1,644, and $4,198 U.S. Treasury Bond Strip, due 08/15/14-02/15/44, value $2,063) acquired 03/31/14, due on 04/01/14 at $4,451	$4,451	4,451
Repurchase Agreement with RBC, 0.04% (Collateralized $30 U.S. Treasury Bond Strip, due 02/15/27-11/15/42, value $19, $279 U.S. Treasury Inflation Indexed Note, 2.13%, due 02/15/41, value $360, $588 U.S. Treasury Bond, 3.13-5.00%, 02/15/36-02/15/43, value $649, $1,826 U.S. Treasury Bill, due 03/05/15, value $1,824, and $6,194 U.S. Treasury Note, 0.25-4.13%, due 07/15/14-08/15/21, value $6,346) acquired 03/31/14, due on 04/01/14 at $9,017	9,017	9,017
		18,468
Total Short Term Investments (cost $26,151)		26,151

Total Investments - 109.7% (cost $189,189)		208,454
Other Assets and Liabilities, Net - (9.7%)		(18,419)
Total Net Assets - 100.0%		$190,035

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Perpetual security.
(d)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2014, the value of Rule 144A liquid securities was $3,019.

(e)	Convertible security.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian/Lazard International Strategic Equity Fund

COMMON STOCKS - 87.5%

AUSTRALIA - 5.0%
Amcor Ltd.	195	$1,886
Caltex Australia Ltd.	45	923
Insurance Australia Group Ltd.	50	257
		3,066

BELGIUM - 2.2%
Anheuser-Busch InBev NV	13	1,340

BERMUDA - 1.2%
Signet Jewelers Ltd.	7	748

CANADA - 1.6%
Home Capital Group Inc.	24	969

DENMARK - 0.4%
Carlsberg A/S - Class B	2	238

FINLAND - 4.5%
Sampo Oyj	54	2,811

FRANCE - 4.5%
BNP Paribas	15	1,180
Plastic Omnium SA	11	397
Valeo SA	8	1,191
		2,768

GERMANY - 4.3%
Fresenius SE & Co. KGaA	5	809
RTL Group SA	9	1,016
Symrise AG	17	848
		2,673

HONG KONG - 1.5%
AIA Group Ltd.	198	942

IRELAND - 3.4%
James Hardie Industries SE - CDI	85	1,141
Kerry Group Plc	12	945
		2,086

ITALY - 1.4%
Mediaset SpA (a)	157	878

JAPAN - 15.6%
AEON Financial Service Co. Ltd.	36	817
Asahi Breweries Ltd.	32	906
Asics Corp.	66	1,299
Don Quijote Holdings Co. Ltd.	38	1,972
Japan Tobacco Inc.	28	888
KDDI Corp.	19	1,092
Makita Corp.	33	1,817
Ryohin Keikaku Co. Ltd.	6	607
United Arrows Ltd.	6	226
		9,624

MACAU - 2.3%
Sands China Ltd.	186	1,398

NETHERLANDS - 2.2%
European Aeronautic Defence & Space Co.	19	1,396

NEW ZEALAND - 1.2%
Z Energy Ltd.	214	723

SPAIN - 1.8%
Banco Popular Espanol SA (a)	72	548
Mediaset Espana Comunicacion SA (a)	49	570
		1,118

SWEDEN - 6.0%
Assa Abloy AB	36	1,916
Swedbank AB - Class A	66	1,783
		3,699

SWITZERLAND - 7.0%
Cie Financiere Richemont SA	9	872
GAM Holding Ltd.	43	784
Novartis AG	23	1,984
Swatch Group AG	1	676
		4,316

UNITED KINGDOM - 21.4%
AMEC Plc	48	904
Associated British Foods Plc	12	548
Berkeley Group Holdings Plc	22	953
British American Tobacco Plc	35	1,964
Croda International Plc	12	515
Informa Plc	138	1,221

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
International Consolidated Airlines Group SA (a)	171	1,191
Lloyds Banking Group Plc (a)	1,147	1,435
Rexam Plc	216	1,752
Rolls-Royce Holdings Plc	50	895
Stagecoach Group Plc	41	270
Unilever Plc	37	1,603
		13,251
Total Common Stocks (cost $50,423)		54,044

PREFERRED STOCKS - 2.0%

GERMANY - 2.0%
Volkswagen AG	5	1,220

Total Preferred Stocks (cost $1,233)		1,220

SHORT TERM INVESTMENTS - 9.8%

Investment Company - 9.8%
JNL Money Market Fund, 0.01% (b) (c)	6,067	6,067

Total Short Term Investments (cost $6,067)		6,067

Total Investments - 99.3% (cost $57,723)		61,331
Other Assets and Liabilities, Net - 0.7%		445
Total Net Assets - 100.0%		$61,776

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian Long Short Credit Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.8%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a)	$1,850	$1,929
4.95%, 01/15/23 (a)	573	615
American Tower Trust I, 3.07%, 03/15/23 (a)	1,170	1,119
Aventura Mall Trust REMIC, 3.74%, 12/05/32 (a) (b)	1,890	1,967
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.22%, 07/15/44 (b)	1,887	1,980
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.58%, 05/15/36 (b)	436	444
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.04%, 10/15/42 (b)	598	616
Morgan Stanley Capital I Trust REMIC, 4.99%, 06/12/47 (b)	475	493
MVW Owner Trust, 2.15%, 04/22/30 (a)	1,108	1,117
Wachovia Bank Commercial Mortgage Trust REMIC, 5.46%, 01/15/45 (b)	274	288

Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,473)		10,568

CORPORATE BONDS AND NOTES - 85.4%

CONSUMER DISCRETIONARY - 15.0%
AutoNation Inc., 5.50%, 02/01/20	875	949
Beazer Homes USA Inc., 7.50%, 09/15/21	1,856	1,995
Borgata Term Loan B, 6.75%, 08/15/18 (b)	1,250	1,267
Boyd Gaming Corp., 9.13%, 12/01/18	1,075	1,165
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20	875	785
CBS Outdoor Americas Capital Term Loan, 0.00%, 01/16/21 (b) (j)	600	597
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (a) (i)	440	454
Chrysler Group LLC, 8.00%, 06/15/19 (a)	1,000	1,095
Citycenter Holdings LLC Term Loan B, 5.00%, 10/09/20 (b)	1,364	1,374
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (a) (c)	375	171
Delphi Corp.
5.00%, 02/15/23	1,650	1,749
4.15%, 03/15/24	472	472
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (a)	800	866
Four Seasons Hotel Ltd. 2nd Lien Term Loan, 6.25%, 12/27/20 (b)	97	98
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20 (b)	580	580
Garda World Security Corp. Delayed Draw Term Loan, 5.25%, 11/05/20 (b)	102	102
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20 (b)	397	398
General Motors Co.
3.50%, 10/02/18 (a)	1,500	1,528
6.25%, 10/02/43 (a)	664	719
Glencore Funding LLC
1.39%, 05/27/16 (a) (b)	3,250	3,254
4.13%, 05/30/23 (a)	1,000	955
GLP Capital LP
4.38%, 11/01/18 (a)	207	212
4.88%, 11/01/20 (a)	233	239
5.38%, 11/01/23 (a)	182	187
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (a)	585	611
Hilton Worldwide Inc. Term Loan B, 3.75%, 09/23/20 (b)	1,630	1,632
Hudson’s Bay Co. Initial Term Loan, 4.75%, 10/07/20 (b)	555	562
J.C. Penney Co. Inc. Term Loan, 6.00%, 05/22/18 (b)	677	673
Jarden Corp. Term Loan B-1, 2.91%, 09/30/20 (b)	1,335	1,334
KB Home, 4.75%, 05/15/19	948	955
MGM Resorts International, 6.75%, 10/01/20	1,375	1,525
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19 (b)	1,230	1,254
NAI Entertainment Holdings, 5.00%, 08/01/18 (a)	114	118
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (a) (i)	1,044	1,154
Netflix Inc., 5.75%, 03/01/24 (a)	713	738
PC Nextco Holdings LLC, 8.75%, 08/15/19 (a) (i)	592	612
PVH Corp., 4.50%, 12/15/22	925	913
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,150	1,179
RSI Home Products Inc., 6.88%, 03/01/18 (a)	500	536
Schaeffler Finance BV, 8.50%, 02/15/19 (a)	1,750	1,953
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (a) (i)	584	621
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/13/20 (b)	1,693	1,666
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20 (b)	1,413	1,410
SES SA, 5.30%, 04/04/43 (a)	615	622
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 08/15/19 (b)	794	810
Sugarhouse HSP Gaming Prop Mezz LP, 6.38%, 06/01/21 (a)	316	311
Taylor Morrison Communities Inc.
7.75%, 04/15/20 (a)	1,075	1,185

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.63%, 03/01/24 (a)	373	368
Tenneco Inc.
7.75%, 08/15/18	500	529
6.88%, 12/15/20	1,750	1,921
Time Warner Cable Inc.
6.75%, 06/15/39	247	293
5.88%, 11/15/40	168	182
5.50%, 09/01/41	460	480
Toll Brothers Finance Corp., 4.00%, 12/31/18	513	526
TRW Automotive Inc., 4.45%, 12/01/23 (a)	550	553
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (a)	1,000	1,020
Univision Communications Inc. Term Loan, 4.00%, 03/01/20 (b)	2,386	2,381
WideOpenWest Finance LLC
10.25%, 07/15/19 (d)	625	709
10.25%, 07/15/19	500	568
Wynn Las Vegas LLC, 7.75%, 08/15/20	2,425	2,698
Yonkers Racing Corp. Term Loan, 4.25%, 08/19/19 (b)	462	460
		56,273

CONSUMER STAPLES - 3.6%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (a)	550	609
Altria Group Inc., 4.00%, 01/31/24	1,455	1,458
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (a) (i)	1,142	1,203
ConAgra Foods Inc., 3.20%, 01/25/23	800	764
Constellation Brands Inc., 4.25%, 05/01/23	1,400	1,369
Diamond Foods Inc., 7.00%, 03/15/19 (a)	138	143
Dole Food Co. Inc. New Term Loan B, 4.50%, 10/25/18 (b)	1,240	1,245
Lorillard Tobacco Co., 6.88%, 05/01/20	425	497
Pinnacle Foods Finance LLC Term Loan H, 3.25%, 04/29/20 (b)	1,097	1,090
Reynolds American Inc.
3.25%, 11/01/22	900	847
4.85%, 09/15/23	1,146	1,201
Reynolds Group Issuer Inc., 5.75%, 10/15/20	1,250	1,309
WM Wrigley Jr. Co.
2.40%, 10/21/18 (a)	785	787
3.38%, 10/21/20 (a)	878	887
		13,409

ENERGY - 15.2%
Access Midstream Partners LP
5.88%, 04/15/21	671	715
4.88%, 05/15/23	1,725	1,738
4.88%, 03/15/24	653	651
Alpha Natural Resources Inc.
9.75%, 04/15/18	700	674
6.25%, 06/01/21	1,300	978
Arch Coal Inc.
8.00%, 01/15/19 (a)	591	591
7.25%, 06/15/21	1,300	982
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18 (b)	997	982
Atlas Pipeline Partners LP, 4.75%, 11/15/21	1,000	950
BP Capital Markets Plc
2.50%, 11/06/22	1,000	933
2.75%, 05/10/23	1,827	1,714
BreitBurn Energy Partners LP, 7.88%, 04/15/22	821	889
Calumet Specialty Products Partners LP, 6.50%, 04/15/21 (d)	1,828	1,842
Chaparral Energy Inc., 8.25%, 09/01/21	1,250	1,375
Concho Resources Inc., 5.50%, 04/01/23	827	860
Continental Resources Inc., 4.50%, 04/15/23	1,250	1,295
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	2,326	2,186
Denbury Resources Inc., 8.25%, 02/15/20	500	544
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	2,505	2,443
Ecopetrol SA, 7.38%, 09/18/43	1,682	1,920
EP Energy LLC, 7.75%, 09/01/22	1,075	1,207
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18 (b)	1,298	1,298
Fieldwood Energy LLC 2nd Lien Term Loan, 8.12%, 09/24/20 (b)	200	208
Halcon Resources Corp.
9.75%, 07/15/20	721	777
9.75%, 07/15/20 (a)	423	455
Linden Term Loan B, 3.75%, 12/01/20 (b)	400	402
Linn Energy LLC, 8.63%, 04/15/20	1,200	1,303
MarkWest Energy Partners LP, 5.50%, 02/15/23	850	873
Memorial Production Partners LP, 7.63%, 05/01/21 (a)	865	913
Midstates Petroleum Co. Inc., 9.25%, 06/01/21	1,176	1,229
Newfield Exploration Co., 6.88%, 02/01/20	1,400	1,491
Penn Virginia Corp., 8.50%, 05/01/20	1,175	1,307
Penn Virginia Resource Partners LP, 8.25%, 04/15/18	1,250	1,306
Petrobras Global Finance BV
1.85%, 05/20/16 (b)	1,500	1,483
2.38%, 01/15/19 (b)	1,000	976
4.38%, 05/20/23	841	770
5.63%, 05/20/43	749	633
Plains Exploration & Production Co.
6.50%, 11/15/20	1,100	1,211
6.88%, 02/15/23	1,075	1,196
PVR Partners LP, 6.50%, 05/15/21	447	477
Regency Energy Partners LP
5.88%, 03/01/22	1,972	2,046
4.50%, 11/01/23	682	634
Samson Investment Co. Term Loan 1, 5.00%, 09/25/18 (b)	1,250	1,261
Schlumberger Investment SA, 3.65%, 12/01/23	1,750	1,775
Seadrill Ltd., 6.13%, 09/15/17 (a)	2,150	2,241
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21 (b)	1,100	1,096
SESI LLC, 7.13%, 12/15/21	1,470	1,639
Transocean Inc., 6.38%, 12/15/21 (e)	1,250	1,405
WPX Energy Inc., 6.00%, 01/15/22	1,100	1,128
		57,002

FINANCIALS - 22.1%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	2,692	2,716
Allstate Corp., 5.75%, 08/15/53 (b)	1,600	1,680
American International Group Inc., 8.25%, 08/15/18	2,700	3,376
Banco Santander Chile, 2.11%, 06/07/18 (a) (b)	1,000	1,001
Bank of America Corp.
5.65%, 05/01/18	2,300	2,601
3.30%, 01/11/23	915	882
4.00%, 04/01/24	1,141	1,140
Barclays Bank Plc
2.50%, 02/20/19	1,361	1,364
7.75%, 04/10/23 (b)	1,000	1,102
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (f), EUR	1,100	1,591
8.25% (callable at 100 beginning 12/15/18) (f)	1,000	1,050
BBVA US Senior SAU, 4.66%, 10/09/15	1,500	1,575

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Citigroup Inc., 5.90%, (callable at 100 beginning 02/15/23) (b) (f)	1,100	1,077
CME Group Inc., 5.30%, 09/15/43	1,250	1,399
Credit Suisse AG, 6.50%, 08/08/23 (a)	2,481	2,723
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (f)	1,759	1,911
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (b) (f)	2,743	2,523
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (d), EUR	983	1,361
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	2,221	2,276
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,250	1,380
4.25%, 09/20/22	875	902
General Electric Capital Corp., 7.13%, (callable at 100 beginning 06/15/22) (b) (f)	3,000	3,420
General Motors Financial Co. Inc.
2.75%, 05/15/16	1,500	1,520
4.25%, 05/15/23	774	764
Goldman Sachs Group Inc.
5.38%, 03/15/20	1,550	1,730
4.00%, 03/03/24	1,961	1,953
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20 (b)	1,299	1,304
HSBC Holdings Plc
4.25%, 03/14/24	754	755
5.25%, 03/14/44	350	354
Icahn Enterprises LP
3.50%, 03/15/17 (a)	993	1,003
4.88%, 03/15/19 (a)	1,028	1,046
6.00%, 08/01/20 (a)	920	975
5.88%, 02/01/22 (a)	704	715
ING US Inc., 5.65%, 05/15/53 (b)	1,198	1,191
International Lease Finance Corp., 6.25%, 05/15/19	1,800	1,984
Intesa Sanpaolo SpA, 5.25%, 01/12/24	2,000	2,055
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (b) (f)	2,900	3,277
MetLife Inc., 4.37%, 09/15/23	934	995
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (a)	2,000	2,009
Morgan Stanley
5.63%, 09/23/19	900	1,024
4.10%, 05/22/23	1,437	1,423
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	2,000	1,890
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (b) (f)	1,900	1,781
Prudential Financial Inc., 5.20%, 03/15/44 (b)	1,475	1,464
Royal Bank of Scotland Group Plc
6.10%, 06/10/23	2,122	2,203
6.00%, 12/19/23	1,271	1,302
Santander UK Plc, 5.00%, 11/07/23 (a)	864	889
Skandinaviska Enskilda Banken AB, 2.38%, 03/25/19 (a)	1,221	1,218
Springleaf Finance Corp. Term Loan, 4.75%, 09/30/19 (b)	2,600	2,624
State Street Corp., 3.10%, 05/15/23	1,629	1,549
Stena AB, 7.00%, 02/01/24 (a)	1,332	1,355
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19 (b)	652	630
Trust F/1401, 5.25%, 12/15/24 (a)	750	748
		82,780

HEALTH CARE - 5.2%
Capsugel SA, 7.00%, 05/15/19 (a) (i)	595	613
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (a)	413	423
6.88%, 02/01/22 (a)	309	323
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20 (b)	610	608
Envision Acquisition Co. 2nd Lien Term Loan, 9.75%, 09/23/21 (b)	414	416
Forest Laboratories Inc.
4.38%, 02/01/19 (a)	868	914
5.00%, 12/15/21 (a)	1,238	1,309
Gilead Sciences Inc.
3.70%, 04/01/24	858	859
4.80%, 04/01/44	1,030	1,060
HCA Inc.
3.75%, 03/15/19	1,168	1,172
7.25%, 09/15/20	2,350	2,541
Hospira Inc., 5.80%, 08/12/23	340	372
Howard Hughes Medical Institute, 3.50%, 09/01/23	1,227	1,249
Merck & Co. Inc., 4.15%, 05/18/43	827	792
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19 (b)	992	993
Pfizer Inc., 3.00%, 06/15/23	1,250	1,212
Quest Diagnostics Inc., 4.25%, 04/01/24	767	763
Tenet Healthcare Corp.
6.00%, 10/01/20 (a)	342	366
8.13%, 04/01/22	786	878
Valeant Pharmaceuticals International Inc., 5.63%, 12/01/21 (a)	644	676
Warner Chilcott Co. LLC, 7.75%, 09/15/18	2,000	2,135
		19,674

INDUSTRIALS - 6.3%
Abengoa Finance SAU, 7.75%, 02/01/20 (a)	773	835
Aircastle Ltd., 4.63%, 12/15/18	839	859
Aviation Capital Group Corp., 3.88%, 09/27/16 (a)	2,019	2,092
Berry Plastics Corp. Incremental Term Loan D, 3.50%, 01/29/20 (b)	1,491	1,484
Bombardier Inc., 6.13%, 01/15/23 (a)	1,727	1,744
CNH Capital LLC, 3.25%, 02/01/17	2,623	2,676
Delta Airlines Inc. Term Loan B-1, 3.50%, 10/18/18 (b)	1,889	1,888
General Electric Co., 4.50%, 03/11/44	416	422
International Lease Finance Corp., 2.18%, 06/15/16 (b)	1,750	1,763
Meritor Inc.
6.75%, 06/15/21	1,276	1,349
6.25%, 02/15/24	381	382
Penske Truck Leasing Co. LP, 4.25%, 01/17/23 (a)	650	656
Southwire LLC Term Loan, 3.25%, 02/11/21 (b)	1,040	1,037
Spotless Holdings Term Loan, 8.75%, 03/22/19 (b)	167	171
Spotless Holdings Term Loan B, 5.00%, 09/20/18 (b)	718	727
TransUnion Holding Co. Inc., 9.63%, 06/15/18 (i)	2,000	2,125
United Continental Holdings Inc., 6.00%, 07/15/28	1,158	1,063
United Rentals North America Inc., 8.38%, 09/15/20	1,600	1,772
US Airways Group Inc., 6.13%, 06/01/18	575	605
		23,650

INFORMATION TECHNOLOGY - 2.3%
Ancestry.com Inc., 9.63%, 10/15/18 (a) (i)	1,436	1,508

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20 (b)	700	701
Fidelity National Information Services Inc., 3.50%, 04/15/23	495	471
First Data Corp. New Term Loan, 3.66%, 03/24/17 (b)	1,500	1,497
Seagate HDD Cayman, 4.75%, 06/01/23 (a)	1,221	1,206
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (d)	1,048	1,049
ViaSat Inc., 6.88%, 06/15/20	1,932	2,072
		8,504

MATERIALS - 5.8%
Ardagh Group Term Loan, 4.25%, 12/15/19 (b)	900	903
Barrick Gold Corp., 4.10%, 05/01/23	600	569
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (a)	1,597	1,657
BOE Intermediate Holding Corp, 9.00%, 11/01/17 (a) (i)	601	655
Cemex Finance LLC
9.38%, 10/12/22 (a)	1,050	1,233
6.00%, 04/01/24 (d)	447	448
Cemex SAB de CV
6.50%, 12/10/19 (a)	774	823
7.25%, 01/15/21 (a)	794	868
CF Industries Inc., 5.38%, 03/15/44	735	766
Commercial Metals Co., 4.88%, 05/15/23	1,000	960
Crown Americas LLC, 4.50%, 01/15/23	950	907
Exopack Holdings SA Term Loan, 5.25%, 04/24/19 (b)	230	232
FMG Resources Pty Ltd., 6.88%, 04/01/22 (a)	1,200	1,293
FMG Resources Pty Ltd. New Term Loan B, 4.25%, 06/30/19 (b)	1,489	1,500
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	1,250	1,195
Hexion US Finance Corp.
8.88%, 02/01/18	400	416
6.63%, 04/15/20	500	518
INEOS Group Holdings SA, 6.50%, 08/15/18 (a), EUR	333	482
Lafarge SA, 6.50%, 07/15/16	640	704
LyondellBasell Industries NV, 6.00%, 11/15/21	1,250	1,464
Rain CII Carbon LLC, 8.25%, 01/15/21 (a)	1,066	1,098
Samarco Mineracao SA, 4.13%, 11/01/22 (a)	600	552
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (a)	1,850	1,961
Votorantim Cimentos SA, 7.25%, 04/05/41 (a)	500	495
		21,699

TELECOMMUNICATION SERVICES - 5.0%
Crown Castle International Corp. New Term Loan B, 3.25%, 01/31/21 (b)	900	897
Frontier Communications Corp., 7.63%, 04/15/24	800	836
Hughes Satellite Systems Corp., 6.50%, 06/15/19	1,000	1,097
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (a) (i)	1,500	1,560
PAETEC Holding Corp., 9.88%, 12/01/18	1,342	1,473
SES Global Americas Holdings GP, 5.30%, 03/25/44 (a)	953	955
Sprint Corp., 7.13%, 06/15/24 (a)	1,675	1,759
Verizon Communications Inc.
4.50%, 09/15/20	1,600	1,738
5.15%, 09/15/23	2,400	2,627
6.40%, 09/15/33	1,053	1,250
6.55%, 09/15/43	1,961	2,386
Wind Acquisition Holdings Finance SA, 12.25%, 07/15/17 (a) (i)	1,295	1,357
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (b)	992	990
		18,925

UTILITIES - 4.9%
AES Corp., 4.88%, 05/15/23	1,250	1,194
Duke Energy Corp., 3.95%, 10/15/23	768	787
Electricite de France, 6.00%, 01/22/14 (a)	1,000	1,049
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (f)	3,050	3,055
Enel SpA, 8.75%, 09/24/73 (a) (b)	1,776	1,993
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	1,500	1,579
FirstEnergy Corp., 4.25%, 03/15/23 (e)	616	598
GenOn Energy Inc., 9.50%, 10/15/18	1,025	1,048
Monongahela Power Co., 4.10%, 04/15/24 (a)	940	961
Pacific Gas & Electric Co., 3.25%, 06/15/23	2,750	2,660
PPL Capital Funding Inc., 3.40%, 06/01/23	1,250	1,209
Puget Energy Inc., 6.00%, 09/01/21	1,800	2,074
		18,207
Total Corporate Bonds and Notes (cost $316,172)		320,123

TRUST PREFERREDS - 0.6%

FINANCIALS - 0.6%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	72	1,997

Total Trust Preferreds (cost $1,976)		1,997

PREFERRED STOCKS - 2.6%

ENERGY - 0.1%
NuStar Logistics LP, 7.63%	19	509

FINANCIALS - 2.5%
Allstate Corp., 5.10%	61	1,507
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/25) (f)	45	1,073
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 5/01/22) (f)	49	1,295
State Street Corp., 5.90%, (callable at 25 beginning 03/15/14) (f)	27	699
US Bancorp, 6.00%, (callable at 25 beginning 04/15/17) (f)	98	2,690
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (f)	77	1,917
		9,181
Total Preferred Stocks (cost $9,902)		9,690

INVESTMENT COMPANIES - 0.1%
Kayne Anderson MLP Investment Co.	8	285
PIMCO Dynamic Credit Income Fund	5	104

Total Investment Companies (cost $377)		389

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 6.5%

Investment Company - 6.5%
JNL Money Market Fund, 0.01% (g) (h)	24,350	24,350

Total Short Term Investments (cost $24,350)		24,350

Total Investments - 98.0% (cost $363,250)		367,117
Other Assets and Liabilities, Net - 2.0%		7,613
Total Net Assets - 100.0%		$374,730

(a)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2014, the value of Rule 144A liquid securities was $91,185.

(b)	Variable rate security. Rate stated was in effect as of March 31, 2014.
(c)	Security is in default relating to principal, dividends and/or interest.
(d)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Perpetual security.
(g)	Investment in affiliate.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.
(i)	Pay-in-kind security. The interest coupon earned by the security may be paid in cash or additional par.
(j)	This Variable Rate Senior Loan will settle after March 31, 2014, at which time the interest rate will be determined.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2014

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities that have not been deemed liquid, held by the Fund at March 31, 2014.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	03/27/2014	$1,833	$1,842	0.5%
Cemex Finance LLC, 6.00%, 04/01/24	03/26/2014	447	448	0.1
Financiere Gaillon 8 SAS, 7.00%, 09/30/19	03/27/2014	1,361	1,361	0.3
SunGard Availability Services Capital Inc., 8.75%, 04/01/22	03/27/2014	1,048	1,049	0.3
WideOpenWest Finance LLC, 10.25%, 07/15/19	03/27/2014	706	709	0.2
		$5,395	$5,409	1.4%

Schedule of Open Futures Contracts

	Expiration	Contracts (Short)	Unrealized Appreciation / (Depreciation)
Euro FX Currency Future	June 2014	(20)	$20
U.S. Treasury Long Bond Future, 20-Year	June 2014	(118)	(132)
U.S. Treasury Note Future, 10-Year	June 2014	(1,073)	1,024
U.S. Treasury Note Future, 2-Year	June 2014	(55)	18
U.S. Treasury Note Future, 5-Year	June 2014	(436)	328
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2014	(84)	(204)
			$1,054

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection(3)
JPM	Citigroup Inc., 6.13%, 05/15/2018	0.77%	1.00%	06/20/2019	$(2,000)	$23	$19	$4
CGM	Hertz Corp., 7.50%, 10/15/2018	2.11%	5.00%	06/20/2019	(4,000)	561	567	1
MSC	Host Hotels & Resorts LP, 4.75%, 03/01/2023	0.87%	1.00%	06/20/2019	(4,000)	25	18	9
					$(10,000)	$609	$604	$14
Credit default swap agreements - purchase protection(2)
JPM	3M Company, 6.38%, 02/15/2028	N/A	1.00%	06/20/2019	$4,000	$(163)	$(165)	$—
MSC	Apache Corp., 7.00%, 02/01/2018	N/A	1.00%	06/20/2019	2,000	(38)	(36)	(3)
CGM	Avis Budget Car Rental LLC, 8.25%, 01/15/2019	N/A	5.00%	06/20/2019	4,000	(579)	(599)	13
JPM	Capital One Bank USA NA, 2.25%, 02/13/2019	N/A	1.00%	06/20/2019	2,000	(63)	(59)	(4)
JPM	Marriot International, 6.20%, 06/15/2016	N/A	1.00%	06/20/2019	4,000	(110)	(113)	1
CGM	Nucor Corp., 5.75%, 12/01/2017	N/A	1.00%	06/20/2019	4,000	(79)	(74)	(6)
JPM	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	06/20/2019	2,000	142	139	2
JPM	The Hillshire Brands Co., 4.10%, 09/15/2020	N/A	1.00%	06/20/2019	4,000	5	(20)	24
MSC	Tyson Foods Inc., 6.60%, 04/01/2016	N/A	1.00%	06/20/2019	4,000	(48)	(44)	(5)
CGM	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	06/20/2019	2,000	(54)	(55)	1
					$32,000	$(987)	$(1,026)	$23

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection(3)
N/A	CDX.NA.HY.22	N/A	5.00%	06/20/2019	$(3,500)	$260	$8

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian/Neuberger Berman Currency Fund

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 52.8%

GOVERNMENT SECURITIES - 52.8%
Federal Farm Credit Bank - 11.5%
Federal Farm Credit Bank
0.25%, 07/17/14 (a)	$4,250	$4,252
0.18%, 03/20/15 (a) (b)	2,000	2,001
0.17%, 04/23/15 (a) (b)	7,000	7,005
		13,258
Federal Home Loan Bank - 11.3%
Federal Home Loan Bank, 0.06%, 04/02/14 (a)	13,000	13,000
Federal Home Loan Mortgage Corp. - 11.8%
Federal Home Loan Mortgage Corp.
4.50%, 04/02/14 (a)	5,275	5,276
0.38%, 04/28/14 (a)	2,250	2,251
1.00%, 07/30/14 (a)	6,000	6,018
		13,545
Federal National Mortgage Association - 11.3%
Federal National Mortgage Association, 4.13%, 04/15/14 (a)	13,000	13,022
U.S. Treasury Securities - 6.9%
U.S. Treasury Note, 0.25%, 04/30/14	8,000	8,001

Total Government and Agency Obligations (cost $60,821)		60,826

SHORT TERM INVESTMENTS - 46.2%

Investment Company - 5.0%
JNL Money Market Fund, 0.01% (c) (d)	5,758	5,758

Treasury Securities - 41.2%
U.S. Treasury Bill
0.04%, 05/22/14	$22,000	21,999
0.05%, 06/05/14	25,500	25,499
		47,498
Total Short Term Investments (cost $53,251)		53,256

Total Investments - 99.0% (cost $114,072)		114,082
Other Assets and Liabilities, Net - 1.0%		1,166
Total Net Assets - 100.0%		$115,248

(a)   This security is a direct debt of the agency and not collateralized by mortgages.

(b)   Variable rate security. Rate stated was in effect as of March 31, 2014.

(c)   Investment in affiliate.

(d)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

See accompanying Notes to Schedules of Investments.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	04/10/2014	SGB	AUD	2,965	$2,748	$119
AUD/USD	04/10/2014	RBC	AUD	7,416	6,873	197
AUD/USD	04/10/2014	SGB	AUD	1,814	1,682	93
AUD/USD	04/10/2014	SGB	AUD	2,922	2,708	133
AUD/USD	04/10/2014	SGB	AUD	1,329	1,232	75
AUD/USD	04/10/2014	SGB	AUD	2,807	2,602	149
AUD/USD	04/10/2014	RBC	AUD	1,886	1,748	107
AUD/USD	04/10/2014	SGB	AUD	1,717	1,592	98
AUD/USD	04/10/2014	RBC	AUD	1,297	1,202	45
AUD/USD	04/10/2014	SGB	AUD	1,194	1,107	45
AUD/USD	04/10/2014	RBC	AUD	3,067	2,843	79
AUD/USD	04/10/2014	SGB	AUD	1,210	1,122	32
AUD/USD	04/10/2014	SGB	AUD	1,156	1,071	36
AUD/USD	04/10/2014	SGB	AUD	3,472	3,218	89
AUD/USD	04/10/2014	SGB	AUD	429	398	16
AUD/USD	04/10/2014	RBC	AUD	1,034	959	35
AUD/USD	04/10/2014	RBC	AUD	1,361	1,262	25
AUD/USD	04/10/2014	SGB	AUD	3,183	2,951	69
CAD/USD	04/10/2014	SGB	CAD	6,576	5,948	(129)
CAD/USD	04/10/2014	RBC	CAD	2,248	2,033	(21)
CAD/USD	04/10/2014	SGB	CAD	1,689	1,528	(12)
CAD/USD	04/10/2014	RBC	CAD	6,259	5,661	(38)
CAD/USD	04/10/2014	SGB	CAD	2,060	1,863	3
CAD/USD	04/10/2014	RBC	CAD	2,780	2,514	19
CAD/USD	04/10/2014	SGB	CAD	1,361	1,231	2
CAD/USD	04/10/2014	SGB	CAD	4,880	4,414	46
CAD/USD	04/10/2014	SGB	CAD	3,662	3,312	4
CAD/USD	04/10/2014	RBC	CAD	3,111	2,814	6
CAD/USD	04/10/2014	SGB	CAD	3,353	3,033	(4)
CAD/USD	04/10/2014	RBC	CAD	3,372	3,050	(16)
CAD/USD	04/10/2014	SGB	CAD	3,209	2,902	(21)
CAD/USD	04/10/2014	SGB	CAD	1,727	1,562	15
CAD/USD	04/10/2014	RBC	CAD	10,665	9,645	100
CAD/USD	04/10/2014	SGB	CAD	2,414	2,183	4
CAD/USD	04/10/2014	RBC	CAD	2,176	1,968	10
CAD/USD	04/10/2014	RBC	CAD	2,709	2,450	18
CAD/USD	04/10/2014	SGB	CAD	2,020	1,827	6
CAD/USD	04/10/2014	RBC	CAD	2,165	1,958	5
CAD/USD	04/10/2014	SGB	CAD	3,088	2,793	16
CAD/USD	04/10/2014	SGB	CAD	1,624	1,468	1
CAD/USD	04/10/2014	RBC	CAD	2,956	2,673	29
CAD/USD	04/10/2014	SGB	CAD	1,036	937	17
CAD/USD	04/10/2014	SSB	CAD	1,051	951	16
CHF/USD	04/10/2014	SGB	CHF	11,631	13,157	353
CHF/USD	04/10/2014	SGB	CHF	1,395	1,578	44
CHF/USD	04/10/2014	SGB	CHF	2,248	2,543	70
CHF/USD	04/10/2014	SGB	CHF	1,874	2,120	68
CHF/USD	04/10/2014	SGB	CHF	11,120	12,579	268
CHF/USD	04/10/2014	SGB	CHF	3,320	3,756	85
CHF/USD	04/10/2014	RBC	CHF	828	937	20
CHF/USD	04/10/2014	SGB	CHF	2,182	2,468	47
CHF/USD	04/10/2014	RBC	CHF	811	918	17
CHF/USD	04/10/2014	SGB	CHF	490	554	4
CHF/USD	04/10/2014	SGB	CHF	3,196	3,616	12
CHF/USD	04/10/2014	SGB	CHF	10,481	11,856	(58)
CHF/USD	04/10/2014	SGB	CHF	6,411	7,252	(72)
CHF/USD	04/10/2014	SGB	CHF	1,308	1,480	(16)
CHF/USD	04/10/2014	SSB	CHF	6,285	7,110	13
EUR/USD	04/10/2014	SGB	EUR	3,280	4,519	44
EUR/USD	04/10/2014	RBC	EUR	4,751	6,544	52
EUR/USD	04/10/2014	SGB	EUR	2,099	2,891	34

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	04/10/2014	SGB	EUR	640	$882	$9
EUR/USD	04/10/2014	RBC	EUR	947	1,304	15
EUR/USD	04/10/2014	SGB	EUR	2,142	2,951	57
EUR/USD	04/10/2014	RBC	EUR	2,407	3,316	59
EUR/USD	04/10/2014	RBC	EUR	1,521	2,095	31
EUR/USD	04/10/2014	RBC	EUR	772	1,063	6
EUR/USD	04/10/2014	SGB	EUR	1,679	2,313	12
EUR/USD	04/10/2014	SGB	EUR	2,240	3,087	7
EUR/USD	04/10/2014	RBC	EUR	2,283	3,145	28
EUR/USD	04/10/2014	SGB	EUR	862	1,187	—
EUR/USD	04/10/2014	SGB	EUR	2,520	3,472	11
EUR/USD	04/10/2014	RBC	EUR	894	1,232	(7)
EUR/USD	04/10/2014	SGB	EUR	817	1,126	(7)
EUR/USD	04/10/2014	RBC	EUR	540	744	(7)
EUR/USD	04/10/2014	RBC	EUR	1,022	1,408	(14)
EUR/USD	04/10/2014	SGB	EUR	2,761	3,803	(3)
EUR/USD	04/10/2014	SGB	EUR	1,996	2,750	—
EUR/USD	04/10/2014	SGB	EUR	999	1,376	2
EUR/USD	04/10/2014	SSB	EUR	837	1,153	1
GBP/USD	04/10/2014	SGB	GBP	8,649	14,417	228
GBP/USD	04/10/2014	SGB	GBP	5,407	9,014	155
GBP/USD	04/10/2014	RBC	GBP	1,625	2,709	43
GBP/USD	04/10/2014	RBC	GBP	1,671	2,786	33
GBP/USD	04/10/2014	SGB	GBP	1,911	3,186	48
GBP/USD	04/10/2014	SGB	GBP	1,873	3,122	58
GBP/USD	04/10/2014	RBC	GBP	1,148	1,914	27
GBP/USD	04/10/2014	RBC	GBP	1,237	2,062	9
GBP/USD	04/10/2014	RBC	GBP	1,158	1,931	26
GBP/USD	04/10/2014	SGB	GBP	4,937	8,230	170
GBP/USD	04/10/2014	RBC	GBP	1,128	1,880	40
GBP/USD	04/10/2014	SGB	GBP	1,613	2,689	56
GBP/USD	04/10/2014	SGB	GBP	899	1,498	26
GBP/USD	04/10/2014	SGB	GBP	3,066	5,112	63
GBP/USD	04/10/2014	RBC	GBP	739	1,232	3
GBP/USD	04/10/2014	RBC	GBP	1,498	2,497	(5)
GBP/USD	04/10/2014	SGB	GBP	921	1,536	—
GBP/USD	04/10/2014	SGB	GBP	1,510	2,517	2
GBP/USD	04/10/2014	RBC	GBP	1,411	2,352	(3)
GBP/USD	04/10/2014	SGB	GBP	2,490	4,150	(1)
GBP/USD	04/10/2014	RBC	GBP	862	1,437	4
GBP/USD	04/10/2014	SGB	GBP	785	1,308	2
GBP/USD	04/10/2014	RBC	GBP	892	1,487	5
GBP/USD	04/10/2014	SGB	GBP	1,303	2,173	9
GBP/USD	04/10/2014	SGB	GBP	930	1,551	5
GBP/USD	04/10/2014	SGB	GBP	2,493	4,156	36
GBP/USD	04/10/2014	SSB	GBP	1,511	2,519	25
GBP/USD	04/10/2014	SGB	GBP	838	1,396	15
GBP/USD	04/10/2014	RBC	GBP	554	924	8
GBP/USD	04/10/2014	SSB	GBP	3,875	6,459	16
JPY/USD	04/10/2014	SGB	JPY	750,378	7,270	83
JPY/USD	04/10/2014	SGB	JPY	636,095	6,163	69
JPY/USD	04/10/2014	RBC	JPY	211,510	2,049	31
JPY/USD	04/10/2014	RBC	JPY	205,299	1,989	16
JPY/USD	04/10/2014	RBC	JPY	130,944	1,269	2
JPY/USD	04/10/2014	SGB	JPY	120,578	1,168	11
JPY/USD	04/10/2014	SGB	JPY	229,910	2,228	22
JPY/USD	04/10/2014	SGB	JPY	170,761	1,654	23
JPY/USD	04/10/2014	SGB	JPY	191,871	1,859	(7)
JPY/USD	04/10/2014	SGB	JPY	121,099	1,173	(13)
JPY/USD	04/10/2014	SGB	JPY	334,066	3,237	(35)
JPY/USD	04/10/2014	SGB	JPY	88,410	857	(6)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JPY/USD	04/10/2014	RBC	JPY	213,288	$2,067	$(17)
JPY/USD	04/10/2014	SGB	JPY	172,103	1,667	(14)
JPY/USD	04/10/2014	RBC	JPY	155,136	1,503	(19)
JPY/USD	04/10/2014	SGB	JPY	218,829	2,120	(29)
JPY/USD	04/10/2014	RBC	JPY	374,531	3,629	(51)
JPY/USD	04/10/2014	SGB	JPY	156,584	1,517	(12)
JPY/USD	04/10/2014	SGB	JPY	88,165	854	(4)
JPY/USD	04/10/2014	SGB	JPY	99,908	968	1
JPY/USD	04/10/2014	RBC	JPY	144,185	1,397	—
JPY/USD	04/10/2014	SGB	JPY	71,997	698	(11)
JPY/USD	04/10/2014	RBC	JPY	234,675	2,274	(20)
NOK/USD	04/10/2014	SGB	NOK	76,894	12,838	382
NOK/USD	04/10/2014	SGB	NOK	64,569	10,780	336
NOK/USD	04/10/2014	RBC	NOK	17,642	2,945	109
NOK/USD	04/10/2014	SGB	NOK	9,716	1,622	56
NOK/USD	04/10/2014	RBC	NOK	8,562	1,429	43
NOK/USD	04/10/2014	SGB	NOK	11,741	1,960	43
NOK/USD	04/10/2014	SGB	NOK	9,335	1,558	49
NOK/USD	04/10/2014	RBC	NOK	13,897	2,320	72
NOK/USD	04/10/2014	SGB	NOK	14,990	2,503	88
NOK/USD	04/10/2014	SGB	NOK	44,949	7,504	244
NOK/USD	04/10/2014	RBC	NOK	61,341	10,241	513
NOK/USD	04/10/2014	RBC	NOK	19,827	3,310	169
NOK/USD	04/10/2014	SGB	NOK	17,084	2,852	100
NOK/USD	04/10/2014	SGB	NOK	20,572	3,435	88
NOK/USD	04/10/2014	RBC	NOK	11,458	1,913	51
NOK/USD	04/10/2014	RBC	NOK	35,863	5,988	118
NOK/USD	04/10/2014	SGB	NOK	51,954	8,674	170
NOK/USD	04/10/2014	RBC	NOK	10,102	1,687	36
NOK/USD	04/10/2014	RBC	NOK	16,488	2,753	35
NOK/USD	04/10/2014	SGB	NOK	6,659	1,112	3
NOK/USD	04/10/2014	RBC	NOK	5,288	883	(2)
NOK/USD	04/10/2014	RBC	NOK	19,357	3,232	(14)
NOK/USD	04/10/2014	RBC	NOK	6,274	1,048	—
NOK/USD	04/10/2014	SSB	NOK	14,822	2,475	39
NOK/USD	04/10/2014	SGB	NOK	7,834	1,308	16
NZD/USD	04/10/2014	RBC	NZD	47	40	2
NZD/USD	04/10/2014	SGB	NZD	6,003	5,206	261
NZD/USD	04/10/2014	RBC	NZD	2,117	1,836	95
NZD/USD	04/10/2014	SGB	NZD	1,956	1,697	96
NZD/USD	04/10/2014	SGB	NZD	6,030	5,230	243
NZD/USD	04/10/2014	SGB	NZD	5,977	5,183	282
NZD/USD	04/10/2014	RBC	NZD	5,877	5,097	327
NZD/USD	04/10/2014	RBC	NZD	5,965	5,173	360
NZD/USD	04/10/2014	SGB	NZD	1,279	1,109	74
NZD/USD	04/10/2014	SGB	NZD	5,318	4,612	321
NZD/USD	04/10/2014	SGB	NZD	2,590	2,246	121
NZD/USD	04/10/2014	RBC	NZD	6,233	5,406	226
NZD/USD	04/10/2014	RBC	NZD	1,767	1,533	69
NZD/USD	04/10/2014	SGB	NZD	3,391	2,941	125
NZD/USD	04/10/2014	SGB	NZD	5,249	4,553	217
NZD/USD	04/10/2014	SGB	NZD	6,694	5,805	242
NZD/USD	04/10/2014	SGB	NZD	2,132	1,849	70
NZD/USD	04/10/2014	SGB	NZD	1,618	1,404	38
NZD/USD	04/10/2014	SGB	NZD	7,269	6,304	82
NZD/USD	04/10/2014	SGB	NZD	1,482	1,285	24
NZD/USD	04/10/2014	SSB	NZD	1,745	1,514	2
SEK/USD	04/10/2014	SGB	SEK	19,343	2,988	43
SEK/USD	04/10/2014	SGB	SEK	6,124	946	(5)
SEK/USD	04/10/2014	SGB	SEK	28,038	4,332	(1)
SEK/USD	04/10/2014	SGB	SEK	54,243	8,380	92

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
SEK/USD	04/10/2014	SGB	SEK	23,624	$3,650	$41
SEK/USD	04/10/2014	RBC	SEK	6,232	963	—
SEK/USD	04/10/2014	RBC	SEK	19,171	2,962	(10)
SEK/USD	04/10/2014	SGB	SEK	3,779	584	3
SEK/USD	04/10/2014	SGB	SEK	9,691	1,497	15
SEK/USD	04/10/2014	SGB	SEK	10,200	1,576	4
SEK/USD	04/10/2014	RBC	SEK	15,958	2,465	24
SEK/USD	04/10/2014	SGB	SEK	15,334	2,369	(14)
SEK/USD	04/10/2014	RBC	SEK	14,268	2,204	(5)
SEK/USD	04/10/2014	SGB	SEK	22,441	3,467	(44)
SEK/USD	04/10/2014	SGB	SEK	9,218	1,424	(20)
SEK/USD	04/10/2014	RBC	SEK	18,056	2,789	(41)
SEK/USD	04/10/2014	SGB	SEK	13,220	2,042	(17)
SEK/USD	04/10/2014	SGB	SEK	24,002	3,708	1
SEK/USD	04/10/2014	SSB	SEK	15,599	2,410	6
USD/AUD	04/10/2014	RBC	AUD	(2,477)	(2,296)	(129)
USD/AUD	04/10/2014	RBC	AUD	(4,031)	(3,736)	(239)
USD/AUD	04/10/2014	SGB	AUD	(9,832)	(9,113)	(503)
USD/AUD	04/10/2014	RBC	AUD	(1,059)	(982)	(43)
USD/AUD	04/10/2014	SGB	AUD	(3,009)	(2,789)	(78)
USD/AUD	04/10/2014	RBC	AUD	(5,521)	(5,118)	(154)
USD/AUD	04/10/2014	RBC	AUD	(2,385)	(2,211)	(72)
USD/AUD	04/10/2014	RBC	AUD	(1,643)	(1,523)	(42)
USD/AUD	04/10/2014	SGB	AUD	(1,583)	(1,467)	(41)
USD/AUD	04/10/2014	RBC	AUD	(3,487)	(3,232)	(69)
USD/AUD	04/10/2014	SGB	AUD	(1,066)	(988)	(22)
USD/AUD	04/10/2014	RBC	AUD	(992)	(919)	(17)
USD/AUD	04/10/2014	SGB	AUD	(2,146)	(1,989)	(57)
USD/AUD	04/10/2014	SSB	AUD	(2,428)	(2,251)	(47)
USD/AUD	04/10/2014	SGB	AUD	(3,616)	(3,351)	(54)
USD/AUD	04/10/2014	SGB	AUD	(868)	(805)	(4)
USD/AUD	04/10/2014	SSB	AUD	(3,237)	(3,000)	(12)
USD/AUD	04/10/2014	SGB	AUD	(7,258)	(6,727)	(286)
USD/CAD	04/10/2014	SGB	CAD	(1,937)	(1,752)	20
USD/CAD	04/10/2014	SGB	CAD	(1,623)	(1,468)	11
USD/CAD	04/10/2014	SGB	CAD	(1,124)	(1,016)	2
USD/CAD	04/10/2014	RBC	CAD	(1,048)	(948)	(12)
USD/CAD	04/10/2014	RBC	CAD	(3,346)	(3,026)	(42)
USD/CAD	04/10/2014	SGB	CAD	(4,079)	(3,689)	(13)
USD/CAD	04/10/2014	RBC	CAD	(4,847)	(4,384)	14
USD/CAD	04/10/2014	SGB	CAD	(5,657)	(5,116)	(14)
USD/CAD	04/10/2014	SGB	CAD	(1,879)	(1,700)	(5)
USD/CAD	04/10/2014	RBC	CAD	(5,256)	(4,754)	(16)
USD/CAD	04/10/2014	SGB	CAD	(2,335)	(2,111)	(2)
USD/CAD	04/10/2014	RBC	CAD	(1,436)	(1,299)	(1)
USD/CAD	04/10/2014	SGB	CAD	(1,099)	(994)	(15)
USD/CAD	04/10/2014	SGB	CAD	(4,051)	(3,664)	(14)
USD/CAD	04/10/2014	SSB	CAD	(3,895)	(3,522)	1
USD/CAD	04/10/2014	SGB	CAD	(10,142)	(9,172)	294
USD/CAD	04/10/2014	SGB	CAD	(10,009)	(9,052)	287
USD/CAD	04/10/2014	RBC	CAD	(2,816)	(2,547)	52
USD/CAD	04/10/2014	SGB	CAD	(1,910)	(1,727)	28
USD/CAD	04/10/2014	RBC	CAD	(2,221)	(2,008)	23
USD/CAD	04/10/2014	SGB	CAD	(1,597)	(1,444)	18
USD/CAD	04/10/2014	SGB	CAD	(968)	(876)	6
USD/CAD	04/10/2014	SGB	CAD	(1,562)	(1,413)	(13)
USD/CHF	04/10/2014	SGB	CHF	(3,515)	(3,976)	(89)
USD/CHF	04/10/2014	SGB	CHF	(4,238)	(4,795)	(135)
USD/CHF	04/10/2014	SGB	CHF	(1,396)	(1,579)	(33)
USD/CHF	04/10/2014	RBC	CHF	(2,177)	(2,463)	(38)
USD/CHF	04/10/2014	RBC	CHF	(5,191)	(5,872)	(129)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/CHF	04/10/2014	SGB	CHF	(4,126)	$(4,667)	$(79)
USD/CHF	04/10/2014	SGB	CHF	(4,264)	(4,824)	(67)
USD/CHF	04/10/2014	SGB	CHF	(4,326)	(4,893)	(59)
USD/CHF	04/10/2014	RBC	CHF	(1,076)	(1,217)	(13)
USD/CHF	04/10/2014	RBC	CHF	(1,798)	(2,034)	(19)
USD/CHF	04/10/2014	SGB	CHF	(1,792)	(2,027)	(17)
USD/CHF	04/10/2014	RBC	CHF	(1,129)	(1,278)	—
USD/CHF	04/10/2014	RBC	CHF	(1,790)	(2,025)	9
USD/CHF	04/10/2014	SGB	CHF	(1,944)	(2,199)	16
USD/CHF	04/10/2014	SGB	CHF	(2,055)	(2,324)	36
USD/CHF	04/10/2014	RBC	CHF	(2,103)	(2,379)	25
USD/CHF	04/10/2014	SGB	CHF	(2,074)	(2,346)	24
USD/CHF	04/10/2014	SGB	CHF	(1,286)	(1,455)	(2)
USD/CHF	04/10/2014	SGB	CHF	(1,512)	(1,710)	(3)
USD/CHF	04/10/2014	SSB	CHF	(3,405)	(3,852)	(9)
USD/CHF	04/10/2014	SGB	CHF	(10,052)	(11,371)	(287)
USD/CHF	04/10/2014	RBC	CHF	(10,052)	(11,371)	(285)
USD/CHF	04/10/2014	SGB	CHF	(17,020)	(19,254)	(474)
USD/CHF	04/10/2014	RBC	CHF	(3,345)	(3,784)	(108)
USD/CHF	04/10/2014	SGB	CHF	(2,431)	(2,750)	(74)
USD/CHF	04/10/2014	RBC	CHF	(2,334)	(2,641)	(50)
USD/CHF	04/10/2014	RBC	CHF	(837)	(946)	(19)
USD/CHF	04/10/2014	SGB	CHF	(2,552)	(2,887)	(54)
USD/CHF	04/10/2014	SGB	CHF	(998)	(1,129)	(29)
USD/CHF	04/10/2014	SSB	CHF	(2,754)	(3,115)	5
USD/EUR	04/10/2014	SGB	EUR	(668)	(921)	(10)
USD/EUR	04/10/2014	RBC	EUR	(1,454)	(2,003)	(28)
USD/EUR	04/10/2014	RBC	EUR	(1,044)	(1,438)	(12)
USD/EUR	04/10/2014	SGB	EUR	(2,086)	(2,874)	(22)
USD/EUR	04/10/2014	RBC	EUR	(3,182)	(4,383)	(81)
USD/EUR	04/10/2014	SGB	EUR	(1,119)	(1,542)	(31)
USD/EUR	04/10/2014	SGB	EUR	(3,597)	(4,955)	(96)
USD/EUR	04/10/2014	RBC	EUR	(885)	(1,220)	(24)
USD/EUR	04/10/2014	SGB	EUR	(952)	(1,312)	(20)
USD/EUR	04/10/2014	SGB	EUR	(2,006)	(2,764)	(29)
USD/EUR	04/10/2014	RBC	EUR	(1,827)	(2,517)	(20)
USD/EUR	04/10/2014	SGB	EUR	(688)	(947)	(1)
USD/EUR	04/10/2014	RBC	EUR	(2,533)	(3,490)	(17)
USD/EUR	04/10/2014	RBC	EUR	(1,218)	(1,678)	(7)
USD/EUR	04/10/2014	RBC	EUR	(960)	(1,322)	(2)
USD/EUR	04/10/2014	RBC	EUR	(887)	(1,222)	8
USD/EUR	04/10/2014	SGB	EUR	(1,550)	(2,136)	16
USD/EUR	04/10/2014	SGB	EUR	(2,202)	(3,033)	38
USD/EUR	04/10/2014	RBC	EUR	(1,594)	(2,197)	3
USD/EUR	04/10/2014	RBC	EUR	(3,213)	(4,426)	(50)
USD/EUR	04/10/2014	RBC	EUR	(828)	(1,141)	(9)
USD/GBP	04/10/2014	SGB	GBP	(2,365)	(3,942)	(56)
USD/GBP	04/10/2014	RBC	GBP	(2,260)	(3,768)	(34)
USD/GBP	04/10/2014	SGB	GBP	(1,815)	(3,025)	(10)
USD/GBP	04/10/2014	SGB	GBP	(778)	(1,297)	(9)
USD/GBP	04/10/2014	SGB	GBP	(4,327)	(7,214)	(146)
USD/GBP	04/10/2014	RBC	GBP	(834)	(1,391)	(32)
USD/GBP	04/10/2014	SGB	GBP	(178)	(297)	1
USD/GBP	04/10/2014	SGB	GBP	(2,430)	(4,051)	(5)
USD/GBP	04/10/2014	SGB	GBP	(2,452)	(4,087)	3
USD/GBP	04/10/2014	SGB	GBP	(4,074)	(6,792)	25
USD/GBP	04/10/2014	SGB	GBP	(898)	(1,497)	1
USD/GBP	04/10/2014	SGB	GBP	(3,046)	(5,077)	(16)
USD/GBP	04/10/2014	SGB	GBP	(1,705)	(2,842)	(7)
USD/GBP	04/10/2014	SGB	GBP	(4,499)	(7,501)	(95)
USD/GBP	04/10/2014	RBC	GBP	(1,706)	(2,844)	(41)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/GBP	04/10/2014	SGB	GBP	(550)	$(916)	$(19)
USD/JPY	04/10/2014	SGB	JPY	(643,145)	(6,231)	52
USD/JPY	04/10/2014	SGB	JPY	(152,795)	(1,480)	(13)
USD/JPY	04/10/2014	SGB	JPY	(351,276)	(3,403)	22
USD/JPY	04/10/2014	SGB	JPY	(231,520)	(2,243)	9
USD/JPY	04/10/2014	RBC	JPY	(159,192)	(1,542)	14
USD/JPY	04/10/2014	SGB	JPY	(206,229)	(1,998)	37
USD/JPY	04/10/2014	SGB	JPY	(343,309)	(3,326)	48
USD/JPY	04/10/2014	RBC	JPY	(188,395)	(1,825)	34
USD/JPY	04/10/2014	RBC	JPY	(223,033)	(2,161)	36
USD/JPY	04/10/2014	RBC	JPY	(103,910)	(1,007)	9
USD/JPY	04/10/2014	RBC	JPY	(89,555)	(868)	11
USD/JPY	04/10/2014	RBC	JPY	(247,177)	(2,395)	33
USD/JPY	04/10/2014	SGB	JPY	(485,043)	(4,700)	49
USD/JPY	04/10/2014	SGB	JPY	(238,688)	(2,313)	29
USD/JPY	04/10/2014	RBC	JPY	(76,528)	(741)	(2)
USD/JPY	04/10/2014	SGB	JPY	(260,099)	(2,520)	19
USD/JPY	04/10/2014	RBC	JPY	(462,095)	(4,477)	66
USD/JPY	04/10/2014	SGB	JPY	(563,486)	(5,460)	38
USD/JPY	04/10/2014	SSB	JPY	(110,770)	(1,073)	10
USD/JPY	04/10/2014	SGB	JPY	(212,472)	(2,059)	16
USD/JPY	04/10/2014	SGB	JPY	(459,138)	(4,449)	(67)
USD/JPY	04/10/2014	SGB	JPY	(205,147)	(1,988)	(6)
USD/NOK	04/10/2014	SGB	NOK	(13,492)	(2,253)	(68)
USD/NOK	04/10/2014	RBC	NOK	(16,598)	(2,771)	(61)
USD/NOK	04/10/2014	SGB	NOK	(9,554)	(1,595)	(38)
USD/NOK	04/10/2014	SGB	NOK	(7,181)	(1,199)	(39)
USD/NOK	04/10/2014	RBC	NOK	(6,959)	(1,162)	(42)
USD/NOK	04/10/2014	SGB	NOK	(31,018)	(5,179)	(243)
USD/NOK	04/10/2014	SGB	NOK	(45,802)	(7,647)	(359)
USD/NOK	04/10/2014	RBC	NOK	(7,254)	(1,211)	(48)
USD/NOK	04/10/2014	SGB	NOK	(24,521)	(4,094)	(146)
USD/NOK	04/10/2014	RBC	NOK	(25,687)	(4,289)	(84)
USD/NOK	04/10/2014	SGB	NOK	(23,091)	(3,855)	(66)
USD/NOK	04/10/2014	RBC	NOK	(37,311)	(6,229)	(81)
USD/NOK	04/10/2014	SGB	NOK	(5,155)	(861)	(10)
USD/NOK	04/10/2014	SGB	NOK	(54,178)	(9,045)	(105)
USD/NOK	04/10/2014	SGB	NOK	(34,335)	(5,732)	(42)
USD/NOK	04/10/2014	RBC	NOK	(22,645)	(3,781)	(49)
USD/NOK	04/10/2014	SGB	NOK	(15,496)	(2,587)	(23)
USD/NOK	04/10/2014	SGB	NOK	(20,874)	(3,485)	(12)
USD/NOK	04/10/2014	SGB	NOK	(7,514)	(1,255)	3
USD/NOK	04/10/2014	RBC	NOK	(7,842)	(1,309)	7
USD/NOK	04/10/2014	SGB	NOK	(8,909)	(1,487)	15
USD/NOK	04/10/2014	SGB	NOK	(8,906)	(1,487)	1
USD/NOK	04/10/2014	SSB	NOK	(32,198)	(5,376)	(5)
USD/NOK	04/10/2014	SGB	NOK	(45,496)	(7,596)	(270)
USD/NOK	04/10/2014	RBC	NOK	(47,316)	(7,900)	(193)
USD/NZD	04/10/2014	SGB	NZD	(1,845)	(1,600)	(70)
USD/NZD	04/10/2014	SGB	NZD	(4,433)	(3,845)	(66)
USD/NZD	04/10/2014	SGB	NZD	(2,132)	(1,849)	(86)
USD/NZD	04/10/2014	SGB	NZD	(7,001)	(6,072)	(291)
USD/NZD	04/10/2014	SGB	NZD	(6,708)	(5,818)	(291)
USD/NZD	04/10/2014	SGB	NZD	(1,154)	(1,001)	(50)
USD/NZD	04/10/2014	RBC	NZD	(4,075)	(3,534)	(198)
USD/NZD	04/10/2014	SGB	NZD	(2,569)	(2,228)	(114)
USD/NZD	04/10/2014	SGB	NZD	(2,669)	(2,315)	(98)
USD/NZD	04/10/2014	RBC	NZD	(2,214)	(1,920)	(83)
USD/NZD	04/10/2014	RBC	NZD	(8,520)	(7,389)	(289)
USD/NZD	04/10/2014	SGB	NZD	(1,915)	(1,661)	(65)
USD/NZD	04/10/2014	RBC	NZD	(4,371)	(3,791)	(176)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/NZD	04/10/2014	RBC	NZD	(1,096)	$(951)	$(43)
USD/NZD	04/10/2014	RBC	NZD	(3,090)	(2,680)	(106)
USD/NZD	04/10/2014	SGB	NZD	(1,623)	(1,408)	(47)
USD/NZD	04/10/2014	RBC	NZD	(7,033)	(6,099)	(218)
USD/NZD	04/10/2014	RBC	NZD	(926)	(803)	(21)
USD/NZD	04/10/2014	SGB	NZD	(1,095)	(950)	(25)
USD/NZD	04/10/2014	RBC	NZD	(4,088)	(3,545)	(26)
USD/NZD	04/10/2014	SSB	NZD	(2,525)	(2,190)	(31)
USD/NZD	04/10/2014	SGB	NZD	(1,258)	(1,091)	(17)
USD/NZD	04/10/2014	RBC	NZD	(1,070)	(928)	(7)
USD/NZD	04/10/2014	SGB	NZD	(16,854)	(14,617)	(733)
USD/NZD	04/10/2014	RBC	NZD	(4,308)	(3,737)	(197)
USD/NZD	04/10/2014	SGB	NZD	(1,155)	(1,002)	(56)
USD/NZD	04/10/2014	RBC	NZD	(3,722)	(3,228)	(136)
USD/NZD	04/10/2014	SGB	NZD	(1,943)	(1,685)	(70)
USD/SEK	04/10/2014	SGB	SEK	(7,307)	(1,129)	3
USD/SEK	04/10/2014	RBC	SEK	(13,465)	(2,080)	(1)
USD/SEK	04/10/2014	RBC	SEK	(17,633)	(2,724)	17
USD/SEK	04/10/2014	SGB	SEK	(17,228)	(2,661)	10
USD/SEK	04/10/2014	SGB	SEK	(6,412)	(991)	3
USD/SEK	04/10/2014	SGB	SEK	(5,742)	(887)	(7)
USD/SEK	04/10/2014	SGB	SEK	(18,083)	(2,794)	(9)
USD/SEK	04/10/2014	SGB	SEK	(25,323)	(3,912)	24
USD/SEK	04/10/2014	RBC	SEK	(8,902)	(1,375)	5
USD/SEK	04/10/2014	SGB	SEK	(11,025)	(1,703)	(25)
USD/SEK	04/10/2014	RBC	SEK	(13,523)	(2,089)	(12)
USD/SEK	04/10/2014	SGB	SEK	(21,884)	(3,381)	25
USD/SEK	04/10/2014	SGB	SEK	(23,286)	(3,597)	19
USD/SEK	04/10/2014	RBC	SEK	(16,677)	(2,576)	30
USD/SEK	04/10/2014	SGB	SEK	(15,433)	(2,384)	31
USD/SEK	04/10/2014	RBC	SEK	(5,838)	(902)	14
USD/SEK	04/10/2014	SGB	SEK	(13,452)	(2,078)	42
USD/SEK	04/10/2014	SGB	SEK	(21,219)	(3,278)	61
USD/SEK	04/10/2014	SGB	SEK	(49,885)	(7,707)	(51)
USD/SEK	04/10/2014	SGB	SEK	(22,263)	(3,439)	(16)
USD/SEK	04/10/2014	RBC	SEK	(36,925)	(5,704)	(25)
USD/SEK	04/10/2014	SGB	SEK	(19,218)	(2,969)	4
					$(44,021)	$886

See accompanying Notes to Schedules of Investments.

Curian/Nicholas Convertible Arbitrage Fund

	Shares/Par †	Value
PREFERRED STOCKS - 2.2%

TELECOMMUNICATION SERVICES - 2.2%
Crown Castle International Corp., 4.50% (a) (b)	55	$5,622

Total Preferred Stocks (cost $5,595)		5,622

CORPORATE BONDS AND NOTES - 96.0%

CONSUMER DISCRETIONARY - 12.8%
Ctrip.com International Ltd., 1.25%, 10/15/18 (a) (b) (c)	$5,220	5,187
Group 1 Automotive Inc., 2.25%, 06/15/36 (a) (b)	2,675	3,223
Iconix Brand Group Inc., 2.50%, 06/01/16 (a) (b)	3,450	4,690
Jarden Corp., 1.88%, 09/15/18 (a) (b)	1,765	2,455
Liberty Interactive LLC, 0.75%, 03/30/43 (a) (b) (c)	3,440	4,263
MGM Resorts International, 4.25%, 04/15/15 (a)	3,755	5,466
priceline.com Inc., 1.00%, 03/15/18 (a)	3,500	4,955
Tesla Motors Inc., 1.25%, 03/01/21 (a)	2,575	2,330
		32,569
ENERGY - 13.1%
Alpha Natural Resources Inc., 3.75%, 12/15/17 (a)	2,885	2,420
Bristow Group Inc., 3.00%, 06/15/38 (a) (b)	1,985	2,458
Chesapeake Energy Corp., 2.50%, 05/15/37 (a) (b)	5,505	5,601
Cobalt International Energy Inc., 2.63%, 12/01/19 (a) (b)	6,320	5,953
Energy XXI Bermuda Ltd., 3.00%, 12/15/18 (a) (b) (c)	5,147	5,025
Goodrich Petroleum Corp., 5.00%, 10/01/32 (a) (b)	2,300	2,366
Hornbeck Offshore Services Inc., 1.50%, 09/01/19 (a) (b)	5,065	5,764
PDC Energy Inc., 3.25%, 05/15/16 (a) (c)	2,375	3,715
		33,302
FINANCIALS - 5.5%
DFC Global Corp., 3.25%, 04/15/17 (a) (b)	4,245	3,619
iStar Financial Inc., 3.00%, 11/15/16 (a) (b)	1,700	2,400
Portfolio Recovery Associates Inc., 3.00%, 08/01/20 (a) (c)	2,960	3,511
Walter Investment Management Corp., 4.50%, 11/01/19 (a)	4,685	4,422
		13,952
HEALTH CARE - 9.7%
BioMarin Pharmaceutical Inc., 1.50%, 10/15/20 (a) (b)	1,875	2,081
Gilead Sciences Inc., 1.63%, 05/01/16 (a)	710	2,209
Hologic Inc., 2.00%, 12/15/37 (a) (b) (d)	4,070	4,652
Incyte Corp. Ltd., 1.25%, 11/15/20 (a) (b) (c)	1,680	2,152
Medidata Solutions Inc., 1.00%, 08/01/18 (a) (c)	3,385	4,128
Medivation Inc., 2.63%, 04/01/17 (a)	4,930	7,028
Regeneron Pharmaceuticals Inc., 1.88%, 10/01/16 (a)	645	2,301
		24,551
INDUSTRIALS - 11.4%
Aegean Marine Petroleum Network Inc, 4.00%, 11/01/18 (a)	850	852
Air Lease Corp., 3.88%, 12/01/18 (a) (b)	3,500	5,300
General Cable Corp., 4.50%, 11/15/29 (a) (b) (d)	4,440	4,457
L-3 Communications Holdings Inc., 3.00%, 08/01/35 (a) (b) (c)	2,660	3,541
Meritor Inc., 7.88%, 03/01/26 (a)	1,615	2,465
Navistar International Corp., 4.75%, 04/15/19 (a) (c)	3,800	3,793
SolarCity Corp., 2.75%, 11/01/18 (a)	965	1,244
Titan Machinery Inc., 3.75%, 05/01/19 (a)	5,725	4,855
Trinity Industries Inc., 3.88%, 06/01/36 (a)	1,480	2,351
		28,858
INFORMATION TECHNOLOGY - 35.0%
Akamai Technologies Inc., 0.00%, 02/15/19 (a) (c) (e)	2,410	2,386
BroadSoft Inc., 1.50%, 07/01/18 (a) (b)	2,335	2,449
Ciena Corp., 4.00%, 12/15/20 (a) (b)	5,125	7,252
Electronic Arts Inc., 0.75%, 07/15/16 (a) (b)	3,750	4,357
InvenSense Inc, 1.75%, 11/01/18 (a) (b) (c)	2,970	3,768
Ixia, 3.00%, 12/15/15 (a) (b)	3,555	3,751
JDS Uniphase Corp., 0.63%, 08/15/33 (a) (b) (c)	5,280	5,551
NetSuite Inc., 0.25%, 06/01/18 (a) (c)	3,220	3,450
NVIDIA Corp., 1.00%, 12/01/18 (a) (c)	4,555	4,985
Proofpoint Inc., 1.25%, 12/15/18 (a) (c)	3,700	4,338
Qihoo 360 Technology Co. Ltd., 2.50%, 09/15/18 (a) (c)	1,530	1,806
Salesforce.com Inc., 0.25%, 04/01/18 (a) (c)	5,520	6,255
SanDisk Corp., 0.50%, 10/15/20 (a) (c)	3,420	3,766
Sina Corp., 1.00%, 12/01/18 (a) (c)	5,200	4,943
Spansion LLC, 2.00%, 09/01/20 (a) (c)	1,970	2,759
SunEdison Inc., 2.00%, 10/01/18 (a) (c)	1,510	2,195
SunPower Corp., 0.75%, 06/01/18 (a) (c)	1,775	2,500
Take-Two Interactive Software Inc., 1.00%, 07/01/18 (a)	1,535	1,880
Trulia Inc., 2.75%, 12/15/20 (a) (c)	4,375	4,941
WebMD Health Corp., 1.50%, 12/01/20 (a) (c)	5,600	5,677
Workday Inc., 0.75%, 07/15/18 (a) (c)	3,895	4,978
Yahoo! Inc., 0.00%, 12/01/18 (a) (c) (e)	4,825	4,903
		88,890
MATERIALS - 6.4%
Kaiser Aluminum Corp., 4.50%, 04/01/15 (a) (b)	3,530	5,324
RTI International Metals Inc., 1.63%, 10/15/19 (a)	6,355	6,248
Steel Dynamics Inc., 5.13%, 06/15/14 (a)	4,240	4,584
		16,156
TELECOMMUNICATION SERVICES - 1.5%
Cogent Communications Group Inc., 1.00%, 06/15/27 (a) (b)	3,920	3,945

UTILITIES - 0.6%
NRG Yield Inc., 3.50%, 02/01/19 (a) (c)	1,470	1,504

Total Corporate Bonds and Notes (cost $231,794)		243,727

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 6.4%

Investment Company - 6.4%
JNL Money Market Fund, 0.01% (f) (g)	16,286	16,286

Total Short Term Investments (cost $16,286)		16,286

Total Investments - 104.6% (cost $253,675)		265,635
Total Securities Sold Short - (41.7%) (proceeds $99,473)		(105,992)
Other Assets and Liabilities, Net - 37.1%		94,364
Total Net Assets - 100.0%		$254,007

SECURITIES SOLD SHORT - 41.7%

COMMON STOCKS - 41.7%

CONSUMER DISCRETIONARY - 6.6%
Comcast Corp. - Class A	42	$2,081
Ctrip.com International Ltd. - ADR	27	1,343
Group 1 Automotive Inc.	21	1,394
Iconix Brand Group Inc.	94	3,707
Jarden Corp.	32	1,885
MGM Resorts International	101	2,613
Priceline.com Inc.	2	2,860
Tesla Motors Inc.	4	902
		16,785
ENERGY - 3.7%
Alpha Natural Resources Inc.	159	676
Bristow Group Inc.	18	1,383
Chesapeake Energy Corp.	10	247
Cobalt International Energy Inc.	53	973
Energy XXI Bermuda Ltd.	51	1,202
Goodrich Petroleum Corp.	11	170
Hornbeck Offshore Services Inc.	53	2,221
PDC Energy Inc.	39	2,443
		9,315
FINANCIALS - 1.5%
DFC Global Corp.	68	604
iStar Financial Inc.	73	1,081
Portfolio Recovery Associates Inc.	22	1,258
Walter Investment Management Corp.	32	951
		3,894
HEALTH CARE - 6.0%
BioMarin Pharmaceutical Inc.	14	971
Gilead Sciences Inc.	30	2,105
Hologic Inc.	90	1,940
Incyte Corp.	28	1,477
Medidata Solutions Inc.	38	2,055
Medivation Inc.	71	4,576
Regeneron Pharmaceuticals Inc.	7	2,191
		15,315
INDUSTRIALS - 4.6%
Aegean Marine Petroleum Network Inc.	32	312
Air Lease Corp. - Class A	64	2,391
General Cable Corp.	93	2,376
L-3 Communications Holdings Inc.	24	2,797
Meritor Inc.	69	844
Navistar International Corp.	13	454
SolarCity Corp.	12	735
Titan Machinery Inc.	33	511
Trinity Industries Inc.	16	1,182
		11,602
INFORMATION TECHNOLOGY - 15.1%
Akamai Technologies Inc.	13	757
BroadSoft Inc.	26	692
Ciena Corp.	163	3,716
Electronic Arts Inc.	40	1,161
InvenSense Inc.	82	1,936
Ixia	37	457
JDS Uniphase Corp.	154	2,152
NetSuite Inc.	16	1,500
Nvidia Corp.	113	2,024
Proofpoint Inc.	56	2,062
Qihoo 360 Technology Co. Ltd. - ADR	9	915
Salesforce.com Inc.	34	1,942
SanDisk Corp.	22	1,808
Sina Corp.	18	1,058
Spansion Inc. - Class A	110	1,909
SunEdison Inc.	77	1,459
SunPower Corp.	42	1,368
Take-Two Interactive Software Inc.	43	939
Trulia Inc.	81	2,687
WebMD Health Corp.	74	3,072
Workday Inc. - Class A	35	3,205
Yahoo! Inc.	41	1,479
		38,298
MATERIALS - 3.0%
Kaiser Aluminum Corp.	46	3,308
RTI International Metals Inc.	82	2,277
Steel Dynamics Inc.	123	2,179
		7,764
TELECOMMUNICATION SERVICES - 1.2%
Cogent Communications Group Inc.	2	59
Crown Castle International Corp.	40	2,960
		3,019
Total Common Stocks (proceeds $99,473)		105,992

Total Securities Sold Short - 41.7% (proceeds $99,473)		$105,992

(a)         Convertible security.

(b)         All or a portion of the security is pledged or segregated as collateral.

(c)          Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2014, the value of Rule 144A liquid securities was $106,022.

(d)         Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2014.

(e)          Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)           Investment in affiliate.

(g)          Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian/PIMCO Credit Income Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.2%
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (a)	$100	$100
American Airlines Pass-Through Trust, 5.25%, 01/31/21	49	53
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 0.78%, 09/25/34 (b)	56	51
Asset-Backed Pass-Through Certificates REMIC, 0.60%, 04/25/35 (b)	70	70
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	110	103

See accompanying in Notes to Schedules of Investments.

	Shares/Par †	Value
BlueMountain CLO Ltd., 0.47%, 11/15/17 (a)	48	48
Centex Home Equity Loan Trust REMIC, 0.77%, 09/25/34 (b)	70	61
Citigroup Mortgage Loan Trust Inc. REMIC, 5.69%, 09/25/37 (b)	116	95
Continental Airlines Inc. Pass-Through Trust
7.25%, 11/10/19	58	67
5.50%, 10/29/20	200	210
Countrywide Asset-Backed Certificates REMIC
0.87%, 07/25/34 (b)	130	116
1.01%, 08/25/34 (b)	100	93
CVS Pass-Through Trust, 7.51%, 01/10/32 (a)	64	79
HomeBanc Mortgage Trust REMIC, 0.42%, 10/25/35 (b)	40	35
HSI Asset Securitization Corp. Trust REMIC, 0.51%, 12/25/35 (b)	100	79
Lehman XS Trust REMIC, 5.17%, 08/25/35 (b)	106	108
New Century Home Equity Loan Trust REMIC, 0.43%, 10/25/35 (b)	137	134
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.14%, 09/25/34 (b)	98	87
Race Point CLO Ltd., 1.53%, 12/15/22 (a)	250	250
RALI Trust REMIC
6.00%, 12/25/35	147	128
6.00%, 02/25/37	155	126
RASC Trust REMIC, 0.31%, 11/25/36 (b)	400	299
SBA Tower Trust REMIC, 3.60%, 04/15/18 (a)	100	98
SLM Private Credit Student Loan Trust REMIC, 0.41%, 03/15/24 (b)	196	194
STARM Mortgage Loan Trust REMIC, 6.00%, 02/25/37 (b)	94	93
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	60	69
US Airways Pass-Through Trust, 3.95%, 11/15/25	100	101
Virgin Australia Trust, 5.00%, 10/23/23 (a)	100	104

Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,016)		3,051

CORPORATE BONDS AND NOTES - 70.2%

CONSUMER DISCRETIONARY - 5.4%
Cablevision Systems Corp. Term Loan B, 2.65%, 04/09/20 (b)	99	98
Comcast Corp., 6.50%, 01/15/17	50	57
D.R. Horton Inc., 3.63%, 02/15/18	100	101
DR Horton Inc., 3.75%, 03/01/19	100	100
Glencore Funding LLC, 1.70%, 05/27/16 (c)	150	151
GLP Capital LP, 4.38%, 11/01/18 (a)	100	103
HD Supply Inc., 8.13%, 04/15/19	130	145
MCE Finance Ltd., 5.00%, 02/15/21 (a)	200	200
NBCUniversal Media LLC, 4.38%, 04/01/21	125	136
Nissan Motor Acceptance Corp., 2.65%, 09/26/18 (c)	100	101
Pearson Funding Five Plc, 3.25%, 05/08/23 (a)	200	185
QVC Inc., 4.85%, 04/01/24 (c)	200	203
Time Warner Cable Inc.
5.85%, 05/01/17	100	112
6.75%, 07/01/18	100	117
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	100	138
Toll Brothers Finance Corp.
4.00%, 12/31/18	150	154
6.75%, 11/01/19	100	113
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20 (b)	261	261
Viacom Inc., 4.25%, 09/01/23	300	309
Wynn Las Vegas LLC, 5.38%, 03/15/22	160	167
Wynn Macau Ltd, 5.25%, 10/15/21 (a)	200	203
		3,154
CONSUMER STAPLES - 0.9%
Altria Group Inc., 9.25%, 08/06/19 (d)	12	16
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	75	93
BAT International Finance Plc, 9.50%, 11/15/18	100	131
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (a)	100	98
PepsiCo Inc., 0.44%, 07/30/15 (b)	100	100
Reynolds Group Issuer Inc., 7.88%, 08/15/19	50	55
Tyson Foods Inc., 4.50%, 06/15/22	50	52
		545
ENERGY - 10.6%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (a)	100	117
Antero Resources Finance Corp., 5.38%, 11/01/21 (a)	100	102
BG Energy Capital Plc, 4.00%, 10/15/21 (a)	125	130
BP AMI Leasing Inc., 5.52%, 05/08/19 (a)	125	142
BP Capital Markets Plc, 3.63%, 05/08/14	200	201
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (a)	50	61
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	300	271
Continental Resources Inc., 5.00%, 09/15/22	250	262
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	40	42
Encana Corp., 6.50%, 02/01/38	50	60
Enterprise Products Operating LLC
3.20%, 02/01/16	150	156
3.90%, 02/15/24	100	101
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (a)	100	113
9.25%, 04/23/19	250	295
Harvest Operations Corp., 6.88%, 10/01/17	150	162
Kerr-McGee Corp., 6.95%, 07/01/24	300	364
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	150	149
MarkWest Energy Partners LP, 5.50%, 02/15/23	50	51
Midstates Petroleum Co. Inc., 10.75%, 10/01/20	100	111
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)	100	98
Noble Holding International Ltd., 3.95%, 03/15/22	100	99
ONEOK Partners LP
3.38%, 10/01/22	25	24
5.00%, 09/15/23	100	107
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (a)	100	97
Petrobras Global Finance BV, 6.25%, 03/17/24	100	103
Petrobras International Finance Co., 7.88%, 03/15/19	400	456
Petrofac Ltd., 3.40%, 10/10/18 (c)	100	102
Petroleos Mexicanos, 4.88%, 01/18/24 (a)	100	103
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	110
6.88%, 05/01/18	50	58
Plains All American Pipeline LP, 8.75%, 05/01/19	150	192
Rosneft Finance SA
7.50%, 07/18/16 (a)	100	108
7.88%, 03/13/18	200	224
Sibur Securities Ltd., 3.91%, 01/31/18 (a)	200	184
Southwestern Energy Co.
7.50%, 02/01/18	100	119
4.10%, 03/15/22	100	103

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	100	95
Targa Resources Partners LP
6.88%, 02/01/21	62	66
6.38%, 08/01/22	75	80
5.25%, 05/01/23	100	99
Total Capital Canada Ltd., 0.62%, 01/15/16 (b)	100	101
Total Capital International SA, 0.81%, 08/10/18 (b)	100	101
Transocean Inc., 6.00%, 03/15/18	150	167
Western Gas Partners LP
2.60%, 08/15/18	100	100
4.00%, 07/01/22	100	99
Williams Partners LP, 4.50%, 11/15/23	100	102
		6,187
FINANCIALS - 38.2%
ABN AMRO Bank NV, 6.25%, 09/13/22	200	219
Ally Financial Inc., 3.63%, 06/20/14 (b)	70	70
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	48
American Express Credit Corp., 0.75%, 07/29/16 (b)	300	302
American Tower Corp., 3.50%, 01/31/23	300	284
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (a)	300	325
Banco de Credito del Peru, 4.25%, 04/01/23 (a)	100	96
Banco de Credito e Inversiones, 3.00%, 09/13/17 (a)	200	203
Banco del Estado de Chile, 2.00%, 11/09/17 (a)	150	149
Banco Santander Brasil SA
4.50%, 04/06/15 (a)	100	103
4.63%, 02/13/17 (a)	300	316
Bank of America Corp.
6.50%, 08/01/16	350	392
0.00%,01/04/17 (e)	500	484
4.00%, 04/01/24	600	599
Bank of New York Mellon Corp., 2.10%, 01/15/19	270	268
Banque PSA Finance SA
2.14%, 04/04/14 (b) (c)	100	100
3.88%, 01/14/15, EUR	100	140
Barclays Bank Plc, 14.00%, (callable at 100 beginning 12/15/19) (f), GBP	200	451
BBVA US Senior SAU, 4.66%, 10/09/15	200	210
BPCE SA, 5.15%, 07/21/24 (c)	300	298
Caterpillar Financial Australia Ltd., 4.25%, 09/03/14, AUD	100	93
CIT Group Inc.
4.25%, 08/15/17	200	209
5.50%, 02/15/19 (a)	100	108
Citigroup Inc.
6.38%, 08/12/14	407	416
5.50%, 10/15/14	89	91
4.88%, 05/07/15	500	521
1.25%, 01/15/16	200	201
1.02%, 04/01/16 (b)	500	503
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 01/14/19	500	499
Credit Suisse AG, 6.50%, 08/08/23 (a)	200	219
DBS Bank Ltd., 0.85%, 07/15/21 (b) (c)	100	97
Delos Finance SARL Term Loan, 0.00%, 02/27/21 (b) (l)	100	100
Deutsche Annington Finance BV, 3.20%, 10/02/17 (a)	100	103
Eksportfinans ASA, 5.50%, 06/26/17	100	106
Fidelity National Financial Inc., 5.50%, 09/01/22	100	106
First American Financial Corp., 4.30%, 02/01/23	100	98
Ford Motor Credit Co. LLC
8.00%, 06/01/14	100	101
1.33%, 08/28/14 (b)	200	201
8.70%, 10/01/14	200	208
7.00%, 04/15/15	100	106
12.00%, 05/15/15	100	112
2.38%, 01/16/18	200	202
General Electric Capital Corp., 6.38%, 11/15/67 (b)	100	110
Goldman Sachs Group Inc.
5.95%, 01/18/18	700	793
6.15%, 04/01/18	200	229
7.50%, 02/15/19	180	218
6.00%, 06/15/20	200	230
HBOS Plc, 6.75%, 05/21/18 (a)	400	453
HDFC Bank Ltd., 3.00%, 11/30/16	200	202
Host Hotels & Resorts LP, 6.00%, 10/01/21	50	56
HSBC Bank Plc, 0.88%, 05/15/18 (b) (c)	200	201
HSBC Bank USA NA, 4.88%, 08/24/20	110	119
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (a) (f)	100	144
HSBC Finance Corp., 6.68%, 01/15/21	350	408
HSBC Holdings Plc, 6.80%, 06/01/38	300	369
Hyundai Capital America, 1.88%, 08/09/16 (c)	100	101
ICICI Bank Ltd., 5.00%, 01/15/16	100	105
Intesa Sanpaolo SpA
3.13%, 01/15/16	200	205
6.50%, 02/24/21 (a)	250	282
JPMorgan Chase & Co.
0.94%, 03/31/16 (b)	100	99
1.05%, 05/30/17 (b), GBP	250	406
6.30%, 04/23/19	300	353
JPMorgan Chase Bank NA
0.56%, 06/13/16 (b)	250	249
5.38%, 09/28/16, GBP	100	180
1.00%, 05/31/17 (b), EUR	500	681
6.00%, 10/01/17	250	285
LBG Capital No.2 Plc, 15.00%, 12/21/19 (g), GBP	100	242
LeasePlan Corp NV, 2.50%, 05/16/18 (c)	200	199
LeasePlan Corp., 3.00%, 10/23/17 (a)	200	204
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (c) (f)	100	136
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	510	602
Moody’s Corp.
4.50%, 09/01/22	200	207
4.88%, 02/15/24	290	305
Morgan Stanley
6.25%, 08/28/17	100	114
7.30%, 05/13/19	290	352
5.75%, 01/25/21	100	115
Nationwide Building Society, 6.25%, 02/25/20 (a)	250	292
New York Life Global Funding, 1.13%, 03/01/17 (c)	100	100
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (c)	50	49
PHH Corp., 9.25%, 03/01/16	100	112
QBE Insurance Group Ltd., 2.40%, 05/01/18 (a)	200	196
RCI Banque SA, 3.50%, 04/03/18 (a)	100	104
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (a) (f)	100	108
Royal Bank of Scotland Plc, 9.50%, 03/16/22	100	117

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sberbank of Russia Via SB Capital SA, 5.40%, 03/24/17	200	208
SL Green Realty Corp., 4.50%, 12/01/22	100	99
SLM Corp.
3.88%, 09/10/15	150	155
8.45%, 06/15/18	200	235
Springleaf Finance Corp., 6.90%, 12/15/17	100	110
State Bank of India, 4.13%, 08/01/17	200	207
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19	500	505
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (c)	200	200
UBS AG Stamford, 7.63%, 08/17/22	250	293
Wells Fargo & Co.
3.00%, 01/22/21	300	300
4.48%, 01/16/24	100	103
Wells Fargo Bank NA, 5.95%, 08/26/36	100	121
Weyerhaeuser Co., 7.38%, 10/01/19	300	365
		22,390
HEALTH CARE - 3.3%
AbbVie Inc., 1.20%, 11/06/15	100	101
Alliance Boots Ltd. Term Loan, 3.46%, 07/09/17 (b), GBP	75	125
Amgen Inc.
2.30%, 06/15/16	150	154
4.10%, 06/15/21	355	376
Biomet Inc. Incremental Term Loan, 3.65%, 07/25/17 (b)	148	148
Boston Scientific Corp., 2.65%, 10/01/18	100	101
HCA Inc., 3.75%, 03/15/19	100	100
Hospira Inc., 5.20%, 08/12/20	100	107
McKesson Corp., 3.80%, 03/15/24	200	200
WellPoint Inc., 1.25%, 09/10/15	500	503
		1,915
INDUSTRIALS - 3.1%
ADT Corp., 3.50%, 07/15/22	100	88
Aviation Capital Group Corp.
4.63%, 01/31/18 (c)	100	104
7.13%, 10/15/20 (a)	50	56
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	36	37
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125	127
General Electric Co., 5.25%, 12/06/17	130	147
International Lease Finance Corp.
6.75%, 09/01/16 (a)	200	222
7.13%, 09/01/18 (a)	90	104
Lender Processing Services, 5.75%, 04/15/23	50	53
Masco Corp.
6.13%, 10/03/16	100	110
5.95%, 03/15/22	150	163
6.50%, 08/15/32	100	102
Owens Corning, 4.20%, 12/15/22	150	149
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (a)	40	42
3.38%, 03/15/18 (a)	100	104
USG Corp., 8.38%, 10/15/18 (a)	100	107
Verisk Analytics Inc., 4.13%, 09/12/22	100	101
		1,816
INFORMATION TECHNOLOGY - 1.0%
Autodesk Inc., 1.95%, 12/15/17	100	100
Baidu Inc., 3.25%, 08/06/18	300	307
Dell Inc. Term Loan B, 4.50%, 03/24/20 (b)	200	198
		605
MATERIALS - 1.4%
Building Materials Corp. of America, 6.75%, 05/01/21 (a)	100	109
Cemex SAB de CV, 5.88%, 03/25/19 (a)	200	207
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (a)	200	195
Georgia-Pacific LLC, 7.38%, 12/01/25	50	63
Graphic Packaging International Inc., 4.75%, 04/15/21	50	50
Huntsman International LLC, 4.88%, 11/15/20	100	101
Rock-Tenn Co., 4.90%, 03/01/22	30	32
Westlake Chemical Corp., 3.60%, 07/15/22	30	29
		786
TELECOMMUNICATION SERVICES - 5.0%
CC Holdings GS V LLC, 3.85%, 04/15/23	200	195
Crown Castle International Corp., 5.25%, 01/15/23	100	102
Lynx I Corp., 5.38%, 04/15/21 (a)	200	206
Sprint Communications Inc., 8.38%, 08/15/17	200	235
Telecom Italia Capital SA
6.18%, 06/18/14	65	66
7.00%, 06/04/18	150	170
Telecom Italia SpA
4.50%, 09/20/17, EUR	125	184
7.38%, 12/15/17, GBP	100	186
Telefonica Emisiones SAU
3.99%, 02/16/16	100	105
6.42%, 06/20/16	100	111
Verizon Communications Inc.
1.00%, 06/17/19 (b)	100	101
4.50%, 09/15/20	200	217
5.15%, 09/15/23	400	438
6.55%, 09/15/43	500	608
		2,924
UTILITIES - 1.3%
Dominion Resources Inc., 5.15%, 07/15/15	150	158
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (a)	50	57
Energy Future Intermediate Holding Co. LLC, 6.88%, 08/15/17 (a)	100	102
Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/18 (a)	200	203
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	62
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (c)	100	95
Western Massachusetts Electric Co., 3.50%, 09/15/21	100	102
		779
Total Corporate Bonds and Notes (cost $40,492)		41,101

GOVERNMENT AND AGENCY OBLIGATIONS - 24.2%

GOVERNMENT SECURITIES - 22.5%
Sovereign - 1.9%
Slovenia Government International Bond
4.70%, 11/01/16 (a), EUR	100	150
4.13%, 02/18/19 (c)	200	207
Spain Government Bond
2.10%, 04/30/17, EUR	100	141
3.75%, 10/31/18, EUR	300	450
2.75%, 04/30/19, EUR	100	144
		1,092

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2014

	Shares/Par/Contracts†	Value
U.S. Treasury Securities - 20.6%
U.S. Treasury Bond
3.13%, 11/15/41 - 02/15/43	1,060	978
3.00%, 05/15/42 (h)	800	721
2.75%, 11/15/42 (h)	200	170
3.63%, 08/15/43	300	304
0.00%,11/15/43 (e)	2,300	758
3.75%, 11/15/43	1,400	1,449
Principal Only, 0.00%,08/15/43 (e)	1,200	399
U.S. Treasury Note
0.25%, 01/31/15 - 02/28/15 (h)	5,271	5,276
0.25%, 03/31/15	800	801
2.50%, 08/15/23	100	99
2.75%, 11/15/23 - 02/15/24	1,100	1,103
		12,058
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.7%
Federal National Mortgage Association - 1.7%
Federal National Mortgage Association, 3.50%, 04/15/44, TBA (i)	1,000	1,006

Total Government and Agency Obligations (cost $14,129)		14,156

PURCHASED OPTIONS - 0.1%
Put Swaption, 3-Month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB	1	10
Put Swaption, 3-Month LIBOR versus 3.85% fixed, Expiration 03/04/15, JPM	11	40
Put Swaption, 3-Month LIBOR versus 3.85% fixed, Expiration 03/04/15, MSS	11	39

Total Purchased Options (cost $113)		89

TRUST PREFERREDS - 0.5%

FINANCIALS - 0.5%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	11	305

UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (f)	—	10

Total Trust Preferreds (cost $311)		315

SHORT TERM INVESTMENTS - 2.4%

Certificates of Deposit - 0.7%
Credit Suisse
0.44%, 01/12/15 (b)	$200	200
0.61%, 01/28/16 (b)	200	200
		400
Commercial Paper - 0.4%
CNPC Finance Ltd., 0.41%, 04/16/14	250	250

Investment Company - 1.0%
JNL Money Market Fund, 0.01% (j) (k)	576	576
Treasury Securities - 0.3%
Mexico Cetes, 0.27%, 06/12/14, MXN	200	152

Total Short Term Investments (cost $1,380)		1,378

Total Investments - 102.6% (cost $59,441)		60,090
Other Assets and Liabilities, Net - (2.6%)		(1,502)
Total Net Assets - 100.0%		$58,588

(a)         Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2014, the value of Rule 144A liquid securities was $8,030.

(b)         Variable rate security. Rate stated was in effect as of March 31, 2014.

(c)          Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors.  The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees.  See Restricted Securities Note in these Schedules of Investments.

(d)         The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e)          Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)           Perpetual security.

(g)          Convertible security.

(h)         All or a portion of the security is pledged or segregated as collateral.

(i)             All or a portion of the investment was purchased on a delayed delivery basis. As of March 31, 2014, the total cost of investments purchased on a delayed delivery basis was $1,003.

(j)            Investment in affiliate.

(k)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

(l)             This Variable Rate Senior Loan will settle after March 31, 2014, at which time the interest rate will be determined.

See accompanying Notes to Schedules of Investments.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities that have not been deemed liquid, held by the Fund at March 31, 2014.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Aviation Capital Group Corp., 4.63%, 01/31/18	02/12/2013	$101	$104	0.2%
BPCE SA, 5.15%, 07/21/24	03/13/2014	297	298	0.5
Banque PSA Finance SA, 2.14%, 04/04/14	02/20/2013	100	100	0.2
DBS Bank Ltd., 0.85%, 07/15/21	02/18/2014	97	97	0.2
Glencore Funding LLC, 1.70%, 05/27/16	01/17/2014	151	151	0.3
HSBC Bank Plc, 0.88%, 05/15/18	08/27/2013	200	201	0.3
Hyundai Capital America, 1.88%, 08/09/16	08/07/2013	100	101	0.2
LeasePlan Corp NV, 2.50%, 05/16/18	05/08/2013	199	199	0.3
Lloyds Bank Plc, callable at 100 beginning 12/16/24	10/17/2013	133	136	0.2
New York Life Global Funding, 1.13%, 03/01/17	01/17/2014	100	100	0.2
Niagara Mohawk Power Corp., 2.72%, 11/28/22	11/21/2012	100	95	0.2
Nissan Motor Acceptance Corp., 2.65%, 09/26/18	02/27/2014	102	101	0.2
Omega Healthcare Investors Inc., 4.95%, 04/01/24	03/07/2014	49	49	0.1
Petrofac Ltd., 3.40%, 10/10/18	10/04/2013	100	102	0.2
QVC Inc., 4.85%, 04/01/24	03/12/2014	200	203	0.3
Slovenia Government International Bond, 4.13%, 02/18/19	11/18/2013	199	207	0.3
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24	03/27/2014	200	200	0.3
		$2,428	$2,444	4.2%

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Index Options
iTraxx Europe Series 20, Put Option, BNP	06/18/2014		0.90	6	$(1)
iTraxx Europe Series 20, Put Option, CIT	06/18/2014		0.90	6	(1)
				12	$(2)
Exchange-Traded Futures Options
10-Year U.S. Treasury Note Future Call Option	05/23/2014		126.00	8	$(1)
10-Year U.S. Treasury Note Future Put Option	05/23/2014		122.00	8	(3)
				16	$(4)
Foreign Currency Options
Brazilian Real versus USD Call Option, UBS	06/12/2014	BRL	2.55	300,000	$(1)
Brazilian Real versus USD Call Option, UBS	06/13/2014	BRL	2.52	130,000	(1)
Russian Ruble versus USD Call Option, DUB	06/11/2014	RUB	39.05	100,000	—
Russian Ruble versus USD Call Option, DUB	06/11/2014	RUB	39.10	100,000	—
				630,000	$(2)
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 2.70% fixed, DUB	05/19/2014		N/A	29	$(6)
Call Swaption, 3-Month LIBOR versus 2.70% fixed, MSS	05/19/2014		N/A	5	(1)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, DUB	09/21/2015		N/A	2	(6)
Put Swaption, 3-Month LIBOR versus 3.15% fixed, DUB	05/19/2014		N/A	17	(3)
Put Swaption, 3-Month LIBOR versus 3.20% fixed, DUB	05/19/2014		N/A	12	(2)
Put Swaption, 3-Month LIBOR versus 3.20% fixed, MSS	05/19/2014		N/A	5	(1)
Put Swaption, 3-Month LIBOR versus 3.38% fixed, MSS	03/04/2015		N/A	23	(48)
Put Swaption, 3-Month LIBOR versus 3.40% fixed, JPM	03/04/2015		N/A	23	(46)
				116	$(113)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at December 31, 2013	300	$59
Options written during the period	630,142	152
Options closed during the period	(151)	(17)
Options expired during the period	(147)	(38)
Options outstanding at March 31, 2014	630,144	$156

See accompanying Notes to Schedules of Investments.

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	March 2015	6	$2
90-Day Eurodollar Future	June 2015	19	(3)
U.S. 5-Year Deliverable Interest Rate Swap Future	June 2014	12	(5)
			$(6)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	04/02/2014	UBS	BRL	87	$38	$3
BRL/USD	04/02/2014	CSI	BRL	14	6	—
BRL/USD	04/02/2014	DUB	BRL	129	57	3
BRL/USD	05/05/2014	UBS	BRL	87	38	2
BRL/USD	04/02/2014	CIT	BRL	7	3	—
BRL/USD	04/02/2014	CSI	BRL	49	22	1
GBP/USD	06/12/2014	BCL	GBP	232	387	4
GBP/USD	06/12/2014	BOA	GBP	56	93	—
MXN/USD	05/14/2014	BNP	MXN	6,036	461	10
RUB/USD	06/16/2014	JPM	RUB	558	16	1
RUB/USD	06/16/2014	MSC	RUB	558	16	1
USD/AUD	04/02/2014	GSC	AUD	(62)	(57)	(2)
USD/BRL	04/02/2014	UBS	BRL	(143)	(63)	(3)
USD/BRL	04/02/2014	UBS	BRL	(87)	(38)	(2)
USD/BRL	04/02/2014	UBS	BRL	(57)	(25)	(1)
USD/CAD	06/19/2014	CIT	CAD	(36)	(33)	—
USD/EUR	04/02/2014	BOA	EUR	(1,334)	(1,838)	(7)
USD/EUR	05/02/2014	BOA	EUR	(1,334)	(1,838)	2
USD/GBP	06/12/2014	GSC	GBP	(1,082)	(1,803)	10
USD/GBP	06/12/2014	CSI	GBP	(148)	(247)	(1)
USD/JPY	05/13/2014	CIT	JPY	(53,300)	(517)	6
USD/MXN	06/12/2014	BNP	MXN	(983)	(75)	—
USD/MXN	06/12/2014	JPM	MXN	(983)	(75)	—
USD/RUB	06/16/2014	CSI	RUB	(1,116)	(31)	(1)
					$(5,503)	$26

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BOA	Brazil Interbank Deposit Rate	Paying	12.26%	01/02/2017	BRL	500	$—	$—
BOA	Brazil Interbank Deposit Rate	Paying	8.42%	01/02/2017	BRL	600	1	(21)
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	2,000	1	(59)
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	2,000	3	(60)
DUB	Brazil Interbank Deposit Rate	Paying	12.56%	01/04/2021	BRL	3,000	(2)	(3)
GSB	Brazil Interbank Deposit Rate	Paying	12.26%	01/02/2017	BRL	300	—	—
GSB	Brazil Interbank Deposit Rate	Paying	8.72%	01/02/2017	BRL	800	(3)	(22)
BBP	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	2,100	—	3
BBP	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	600	1	—
BNP	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	1,400	1	2
DUB	Mexican Interbank Rate	Paying	5.00%	02/22/2023	MXN	11,600	(15)	(81)
BNP	US CPURNSA	Receiving	1.81%	02/03/2016		100	—	—
DUB	US CPURNSA	Receiving	1.78%	01/29/2016		100	—	—
GSB	US CPURNSA	Receiving	1.81%	02/03/2016		100	—	—
							$(13)	$(241)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month Euribor	Receiving	0.40%	03/16/2015	EUR	800	$(1)
N/A	3-Month LIBOR	Paying	0.95%	05/01/2018	200		(4)
N/A	3-Month LIBOR	Paying	1.00%	06/19/2018	800		(11)
N/A	3-Month LIBOR	Paying	2.00%	12/18/2018	2,100		27
N/A	3-Month LIBOR	Paying	3.00%	06/20/2023	300		6
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	06/18/2019	AUD	1,000	6
N/A	6-Month Euribor	Receiving	2.00%	09/17/2024	EUR	200	(3)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	66,700	(15)
							$5

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Received Rate(6)	Expiration Date	Notional Amount(1), (5)	Value(4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements Credit default swap agreements - sell protection(2)
CIT	AT&T Inc., 1.60%, 02/15/2017	0.43%	1.00%	12/20/2017	$(150)	$3	$2	$1
DUB	Bank of America Corp., 5.65%, 05/01/2018	0.58%	1.00%	12/20/2018	(100)	2	—	1
BOA	Barrick Gold Corp., 5.80%, 11/15/2034	1.25%	1.00%	06/20/2018	(100)	(1)	(4)	3
CIT	Barrick Gold Corp., 5.80%, 11/15/2034	1.54%	1.00%	12/20/2018	(100)	(2)	(4)	1
MSS	Barrick Gold Corp., 5.80%, 11/15/2034	1.54%	1.00%	12/20/2018	(100)	(2)	(4)	2
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.39%	1.00%	12/20/2017	(200)	4	(2)	7
DUB	BNP Paribas, 2.88%, 09/26/2023	0.73%	1.00%	03/20/2019	(206)	3	2	1
DUB	Commonwealth Bank of Australia, 6.25%, 01/20/2015	0.69%	1.00%	03/20/2019	(100)	1	1	—
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	3.77%	5.00%	03/20/2021	(100)	7	7	—
CIT	D.R. Horton Inc., 3.63%, 02/15/2018	2.31%	1.00%	03/20/2021	(100)	(8)	(7)	(1)
CSI	Encana Corp., 4.75%, 10/15/2013	0.58%	1.00%	03/20/2018	(100)	2	(1)	3
CIT	Exelon Generation Co. LLC, 6.20%, 10/01/2017	1.14%	1.00%	03/20/2019	(100)	(1)	(2)	2
BOA	Federative Republic of Brazil, 12.25%, 03/06/2030	1.56%	1.00%	12/20/2018	(300)	(8)	(15)	8
CSI	Federative Republic of Brazil, 12.25%, 03/06/2030	1.19%	1.00%	09/20/2017	(100)	(1)	(3)	2
CSI	Federative Republic of Brazil, 12.25%, 03/06/2030	1.56%	1.00%	12/20/2018	(100)	(3)	(5)	2
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	1.56%	1.00%	12/20/2018	(100)	(3)	(5)	3
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	1.10%	1.00%	06/20/2017	(100)	—	(3)	3
MSS	Federative Republic of Brazil, 12.25%, 03/06/2030	1.56%	1.00%	12/20/2018	(100)	(3)	(4)	2
CSI	Finmeccanica Finance S.A., 5.75%, 12/12/2018	1.64%	5.00%	03/20/2018	(138)	18	8	10
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.37%	5.00%	12/20/2015	(50)	4	5	(1)
JPM	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	1.55%	1.00%	06/20/2019	(100)	(3)	(3)	1
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.57%	1.00%	03/20/2019	(200)	4	2	2
DUB	General Motors Co., 4.88%, 10/02/2023	1.39%	5.00%	03/20/2019	(100)	17	17	—
JPM	HSBC Bank Plc, 4.00%, 01/15/2021	0.63%	1.00%	12/20/2018	(275)	5	3	2
BOA	Italian Republic, 6.88%, 09/27/2023	0.85%	1.00%	12/20/2016	(500)	2	(6)	8
BOA	Italian Republic, 6.88%, 09/27/2023	1.28%	1.00%	03/20/2019	(400)	(5)	(7)	2
MSS	Italian Republic, 6.88%, 09/27/2023	0.65%	1.00%	03/20/2016	(600)	4	(1)	5
GSI	KB Home, 9.10%, 09/15/2017	2.53%	5.00%	09/20/2018	(100)	10	5	5
BNP	Kingdom of Spain, 5.50%, 07/30/2017	0.97%	1.00%	12/20/2018	(100)	—	(3)	4
BOA	Kingdom of Spain, 5.50%, 07/30/2017	1.00%	1.00%	03/20/2019	(400)	—	(3)	3
DUB	Kingdom of Spain, 5.50%, 07/30/2017	0.97%	1.00%	12/20/2018	(200)	—	(7)	7
GSI	Kingdom of Spain, 5.50%, 07/30/2017	1.00%	1.00%	03/20/2019	(800)	—	(7)	7
BNP	Lafarge SA, 5.38%, 11/29/2018	2.56%	1.00%	03/20/2021	(138)	(13)	(13)	(1)
CSI	Lafarge SA, 5.38%, 11/29/2018	2.56%	1.00%	03/20/2021	(138)	(13)	(14)	—
BBP	Metlife Inc., 4.75%, 02/08/2021	0.59%	1.00%	12/20/2018	(600)	11	—	11
BOA	Metlife Inc., 4.75%, 02/08/2021	0.46%	1.00%	12/20/2017	(100)	2	(4)	6
CSI	MGM Resorts International, 7.63%, 01/15/2017	1.63%	5.00%	03/20/2018	(300)	39	2	38
JPM	Morgan Stanley, 6.00%, 04/28/2015	0.82%	1.00%	03/20/2019	(100)	1	—	1
CIT	Newmont Mining Corp., 5.88%, 04/01/2035	1.50%	1.00%	06/20/2018	(100)	(2)	(3)	1

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Received Rate(6)	Expiration Date	Notional Amount(1), (5)	Value(4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued) Credit default swap agreements - sell protection(2) (continued)
BBP	People’s Republic of China, 4.25%, 10/28/2014	0.82%	1.00%	12/20/2018	$(150)	$1	$2	$—
CIT	People’s Republic of China, 4.25%, 10/28/2014	0.82%	1.00%	12/20/2018	(100)	1	2	(1)
DUB	People’s Republic of China, 4.25%, 10/28/2014	0.82%	1.00%	12/20/2018	(100)	1	1	—
DUB	People’s Republic of China, 4.25%, 10/28/2014	0.87%	1.00%	03/20/2019	(100)	1	—	—
GSI	People’s Republic of China, 4.75%, 10/29/2013	0.82%	1.00%	12/20/2018	(100)	1	1	—
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	0.91%	1.00%	06/20/2015	(100)	—	(1)	1
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	2.57%	1.00%	06/20/2019	(100)	(8)	(8)	—
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.84%	1.00%	03/20/2015	(100)	—	(1)	1
GSI	Plains All American Pipeline, 3.95%, 09/15/2015	0.42%	1.00%	12/20/2017	(100)	2	—	2
GSI	Republic of Colombia, 10.38%, 01/28/2033	0.48%	1.00%	03/20/2016	(100)	1	1	—
BBP	Russian Federation, 7.50%, 03/31/2030	1.51%	1.00%	03/20/2016	(50)	—	—	—
BOA	Russian Federation, 7.50%, 03/31/2030	1.51%	1.00%	03/20/2016	(100)	(1)	(2)	—
CIT	Russian Federation, 7.50%, 03/31/2030	2.11%	1.00%	03/20/2019	(100)	(5)	(4)	(1)
DUB	Russian Federation, 7.50%, 03/31/2030	1.51%	1.00%	03/20/2016	(50)	—	—	—
DUB	Russian Federation, 7.50%, 03/31/2030	1.77%	1.00%	06/20/2017	(60)	(1)	(4)	3
GSI	Sony Corp., 1.57%, 06/19/2015	1.17%	1.00%	03/20/2018	(97)	(1)	(7)	7
CIT	Teck Resources Ltd., 3.15%, 01/15/2017	1.34%	1.00%	06/20/2018	(100)	(1)	(5)	3
CSI	Telecom Italia SpA, 5.38%, 01/29/2019	2.20%	1.00%	06/20/2019	(69)	(4)	(4)	—
DUB	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.05%	5.00%	03/20/2019	(100)	9	8	1
BBP	United Mexican States, 5.95%, 03/19/2019	0.79%	1.00%	12/20/2018	(250)	2	—	3
BOA	United Mexican States, 5.95%, 03/19/2019	0.79%	1.00%	12/20/2018	(200)	2	—	2
BOA	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	03/20/2019	(100)	1	1	—
CSI	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	09/20/2017	(100)	2	(1)	3
CSI	United Mexican States, 5.95%, 03/19/2019	0.79%	1.00%	12/20/2018	(50)	—	—	1
GSI	United Mexican States, 5.95%, 03/19/2019	0.48%	1.00%	06/20/2017	(100)	2	(3)	4
GSI	United Mexican States, 5.95%, 03/19/2019	0.79%	1.00%	12/20/2018	(150)	1	—	2
GSI	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	03/20/2019	(100)	1	1	—
MSS	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	03/20/2019	(400)	3	3	1
BNP	Unitymedia KabelBW, 9.63%, 12/01/2019	2.43%	5.00%	03/20/2019	(138)	16	13	3
BBP	UPC Holding BV, 8.38%, 08/15/2020	3.34%	5.00%	03/20/2021	(138)	14	13	1
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.60%	1.00%	03/20/2018	(100)	2	(1)	3
					$(11,297)	$113	$(71)	$190

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Received Rate(6)	Expiration Date	Notional Amount(1), (5)	Value(4)	Unrealized Appreciation
Centrally Cleared Credit Default Swap Agreements Credit default swap agreements - sell protection(2)
N/A	CDX.NA.IG.18	N/A	1.00%	06/20/2017	$(275)	$5	$2
N/A	CDX.NA.IG.18	N/A	1.00%	06/20/2022	(3,450)	2	64
N/A	CDX.NA.IG.19	N/A	1.00%	12/20/2017	(500)	10	5
N/A	CDX.NA.IG.19	N/A	1.00%	12/20/2022	(2,350)	(6)	65
N/A	iTraxx Europe Series 21	N/A	1.00%	06/20/2019	(1,653)	20	4
					$(8,228)	$31	$140

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

See accompanying Notes to Schedules of Investments.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian/PineBridge Merger Arbitrage Fund

	Shares/Par †	Value
COMMON STOCKS - 50.6%

CONSUMER DISCRETIONARY - 11.0%
Jos. A. Bank Clothiers Inc. (a)	103	$6,629
The Jones Group Inc.	914	13,680
Time Warner Cable Inc.	65	8,903
		29,212
CONSUMER STAPLES - 5.5%
Beam Inc.	176	14,644

ENERGY - 2.0%
EPL Oil & Gas Inc. (a)	139	5,369

FINANCIALS - 5.9%
Hudson City Bancorp Inc.	1,600	15,726

HEALTH CARE - 4.5%
Forest Laboratories Inc. (a)	129	11,931

INDUSTRIALS - 2.9%
RDA Microelectronics Inc. - ADR	434	7,783
Schawk Inc. - Class A	2	36
		7,819
INFORMATION TECHNOLOGY - 9.2%
ATMI Inc. (a)	17	588
LSI Corp.	1,227	13,577
RF Micro Devices Inc. (a)	306	2,414
Xyratex Ltd.	598	7,911
		24,490
MATERIALS - 3.7%
Texas Industries Inc. (a)	110	9,814

UTILITIES - 5.9%
UNS Energy Corp.	260	15,612
Total Common Stocks (cost $131,887)		134,617

CORPORATE BONDS AND NOTES - 3.7%

FINANCIALS - 3.7%
Inter-American Development Bank, 3.00%, 04/22/14	$3,300	3,305
International Bank for Reconstruction & Development, 1.13%, 08/25/14	6,500	6,519
Total Corporate Bonds and Notes (cost $9,831)		9,824

GOVERNMENT AND AGENCY OBLIGATIONS - 4.2%

GOVERNMENT SECURITIES - 4.2%
Sovereign - 4.2%
European Investment Bank
1.50%, 05/15/14	4,780	4,787
1.13%, 08/15/14	6,500	6,523
Total Government and Agency Obligations (cost $11,312)		11,310

SHORT TERM INVESTMENTS - 33.3%

Investment Company - 6.3%
JNL Money Market Fund, 0.01% (b) (c)	16,640	16,640

Treasury Securities - 27.0%
U.S. Treasury Bill
0.03%, 04/24/14 (d)	$12,000	12,000
0.04%, 05/08/14	12,000	11,999
0.04%, 05/22/14	20,000	19,999
0.05%, 05/29/14	8,000	8,000
0.05%, 06/05/14	12,000	11,999
0.05%, 07/17/14	8,000	7,999
		71,996
Total Short Term Investments (cost $88,636)		88,636
Total Investments - 91.8% (cost $241,666)		244,387
Total Securities Sold Short - (16.9%) (proceeds $43,186)		(44,995)
Other Assets and Liabilities, Net - 25.1%		66,754
Total Net Assets - 100.0%		$266,146

SECURITIES SOLD SHORT - 16.9%

COMMON STOCKS - 16.9%

CONSUMER DISCRETIONARY - 3.5%
Comcast Corp. - Class A	187	$9,333
Matthews International Corp. - Class A	—	15
		9,348
ENERGY - 0.7%
Energy XXI Bermuda Ltd.	81	1,915

FINANCIALS - 4.8%
M&T Bank Corp.	104	12,645

HEALTH CARE - 3.3%
Actavis plc	43	8,800

INFORMATION TECHNOLOGY - 0.9%
TriQuint Semiconductor Inc.	183	2,449

MATERIALS - 3.7%
Martin Marietta Materials Inc.	77	9,838
Total Securities Sold Short - 16.9% (proceeds $43,186)		$44,995

(a)                                 Non-income producing security.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

(d)                                 All or a portion of the security is pledged or segregated as collateral.

Curian/Schroder Emerging Europe Fund

COMMON STOCKS - 94.3%

CZECH REPUBLIC - 3.0%
CEZ A/S	20	$586
Komercni Banka A/S	—	93
		679
GREECE - 4.2%
Alpha Bank AE (a)	68	67
Folli Follie SA (a)	3	117
Hellenic Telecommunications Organization SA (a)	24	391
Motor Oil Hellas Corinth Refineries SA	13	175
Piraeus Bank SA (a)	32	88
Public Power Corp. SA	6	95
		933
HUNGARY - 2.7%
OTP Bank Plc	20	388
Richter Gedeon Nyrt	12	208
		596
KAZAKHSTAN - 2.1%
Halyk Savings Bank of Kazakhstan JSC - GDR	43	357
KCell JSC - GDR	8	105
		462

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
POLAND - 13.1%
Bank Pekao SA	2	117
Bank Zachodni WBK SA	3	436
PGE SA	36	224
Polskie Gornictwo Naftowe i Gazownictwo SA	113	166
Powszechna Kasa Oszczednosci Bank Polski SA	75	1,058
Powszechny Zaklad Ubezpieczen SA	5	746
Telekomunikacja Polska SA	50	170
		2,917
PORTUGAL - 0.6%
Jeronimo Martins SGPS SA	8	127

QATAR - 1.0%
Doha Bank QSC	8	137
Gulf International Services OSC	4	90
		227
ROMANIA - 0.5%
Societatea Nationala de Gaze Naturale ROMGAZ SA (a)	10	104

RUSSIAN FEDERATION - 49.6%
Gazprom Neft OAO - ADR	12	240
Gazprom OAO - ADR	140	1,083
Lukoil OAO - ADR	44	2,433
Luxoft Holding Inc. - Class A	3	92
Magnit OJSC	4	1,009
Mail.ru Group Ltd. - GDR (a)	7	264
MegaFon OAO - GDR	3	92
MMC Norilsk Nickel OJSC - ADR	14	225
Mobile Telesystems OJSC	85	653
Mobile Telesystems OJSC - ADR	3	59
Moscow Exchange MICEX-RTS OAO	231	383
NovaTek OAO - GDR	6	650
Sberbank of Russia - ADR	173	1,683
Sistema JSFC - GDR	18	410
Surgutneftegas OAO - ADR	99	718
Tatneft OAO - GDR	30	1,039
		11,033
TURKEY - 15.3%
Akbank TAS	148	472
Coca-Cola Icecek A/S	9	210
Haci Omer Sabanci Holding A/S	121	468
KOC Holding A/S	62	260
Tupras Turkiye Petrol Rafinerileri A/S	27	573
Turk Hava Yollari	74	229
Turk Traktor ve Ziraat Makineleri A/S	2	59
Turkcell Iletisim Hizmetleri A/S (a)	146	819
Turkiye Halk Bankasi A/S	30	188
Turkiye Vakiflar Bankasi Tao	74	139
		3,417
UNITED ARAB EMIRATES - 1.9%
Emaar Properties PJSC	155	420

UNITED STATES OF AMERICA - 0.3%
EPAM Systems Inc.	2	70

Total Common Stocks (cost $21,890)		20,985

PREFERRED STOCKS - 2.5%

RUSSIAN FEDERATION - 2.5%
Sberbank of Russia	129	247
Surgutneftegas OAO	434	315

Total Preferred Stocks (cost $594)		562

SHORT TERM INVESTMENTS - 3.7%
Investment Company - 3.7%
JNL Money Market Fund, 0.01% (b) (c)	810	810

Total Short Term Investments (cost $810)		810
Total Investments - 100.5% (cost $23,294)		22,357
Other Assets and Liabilities, Net - (0.5%)		(101)
Total Net Assets - 100.0%		$22,256

(a)                                 Non-income producing security.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

See accompanying Notes to Schedules of Investments.

Curian/T. Rowe Price Capital Appreciation Fund

	Shares/Par †	Value
COMMON STOCKS - 62.7%

CONSUMER DISCRETIONARY - 9.4%
AutoZone Inc. (a)	2	$1,209
Delphi Automotive Plc	8	570
Dollar Tree Inc. (a)	10	511
Johnson Controls Inc.	9	416
L Brands Inc.	1	45
Liberty Global Plc - Class A (a)	2	83
Liberty Global Plc - Class C (a)	4	155
Lowe’s Cos. Inc.	7	357
O’Reilly Automotive Inc. (a)	4	579
TRW Automotive Holdings Corp. (a)	7	555
Twenty-First Century Fox Inc. - Class A	2	54
Twenty-First Century Fox Inc. - Class B	15	464
		4,998
CONSUMER STAPLES - 6.6%
Avon Products Inc.	6	80
CVS Caremark Corp.	2	112
General Mills Inc.	8	404
Mondelez International Inc. - Class A	15	522
Nestle SA	8	630
PepsiCo Inc.	8	643
Philip Morris International Inc.	8	639
Procter & Gamble Co.	6	508
		3,538
ENERGY - 2.1%
Anadarko Petroleum Corp.	2	136
Apache Corp.	5	406
Concho Resources Inc. (a)	1	159
Pioneer Natural Resources Co.	1	187
Range Resources Corp.	3	234
WPX Energy Inc. (a)	1	16
		1,138
FINANCIALS - 11.7%
American Tower Corp.	9	704
Invesco Ltd.	13	470
JPMorgan Chase & Co.	8	510
M&T Bank Corp.	1	133
Marsh & McLennan Cos. Inc.	27	1,321
PNC Financial Services Group Inc.	2	183
Simon Property Group Inc.	1	164
State Street Corp.	14	994
TD Ameritrade Holding Corp.	32	1,090
U.S. Bancorp	7	287
XL Group Plc	13	398
		6,254
HEALTH CARE - 9.6%
Allergan Inc.	7	819
DaVita HealthCare Partners Inc. (a)	4	241
Dentsply International Inc.	4	184
Henry Schein Inc. (a)	2	227
Humana Inc.	1	124
Perrigo Co. Plc	1	185
Pfizer Inc.	27	858
Thermo Fisher Scientific Inc.	6	757
UnitedHealth Group Inc.	16	1,320
Zoetis Inc. - Class A	14	391
		5,106
INDUSTRIALS - 8.7%
Boeing Co.	3	389
Danaher Corp.	24	1,785
Iron Mountain Inc.	11	290
Roper Industries Inc.	2	227
Tyco International Ltd.	11	458
United Technologies Corp.	13	1,507
		4,656
INFORMATION TECHNOLOGY - 6.7%
Fiserv Inc. (a)	20	1,145
Google Inc. - Class A (a)	—	501
International Business Machines Corp.	2	308
NXP Semiconductors NV (a)	7	435
Seagate Technology Plc	2	107
TE Connectivity Ltd.	4	211
Texas Instruments Inc.	16	731
Western Digital Corp.	2	138
		3,576
MATERIALS - 0.3%
Airgas Inc.	1	128
Cytec Industries Inc.	1	49
		177
TELECOMMUNICATION SERVICES - 2.1%
Crown Castle International Corp.	11	819
SBA Communications Corp. (a)	3	282
		1,101
UTILITIES - 5.5%
Edison International	5	260
Entergy Corp.	8	555
PG&E Corp.	27	1,154
Xcel Energy Inc.	31	953
		2,922

Total Common Stocks (cost $31,239)		33,466

TRUST PREFERREDS - 0.1%

UTILITIES - 0.1%
SCE Trust I, 5.63%, (callable at 25 beginning 06/15/17) (b)	2	35
SCE Trust II, 5.10%, (callable at 25 beginning 03/15/18) (b)	—	5
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (b)	3	79
Total Trust Preferreds (cost $118)		119

INVESTMENT COMPANIES - 1.4%
T. Rowe Price Institutional Floating Rate Fund (c)	75	767

Total Investment Companies (cost $764)		767

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%
Ally Master Owner Trust, 1.23%, 08/15/17 (d)	$100	101
Continental Airlines Inc. Pass-Through Trust, 4.15%, 04/11/24	20	20

Total Non-U.S. Government Agency Asset-Backed Securities (cost $120)		121

CORPORATE BONDS AND NOTES - 16.3%

CONSUMER DISCRETIONARY - 2.6%
AmeriGas Finance LLC
6.75%, 05/20/20	25	27
7.00%, 05/20/22	50	55
AmeriGas Partners LP, 6.25%, 08/20/19	25	27

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Cedar Fair LP
9.13%, 08/01/18	25	27
5.25%, 03/15/21	25	25
Delphi Corp.
6.13%, 05/15/21	25	28
5.00%, 02/15/23	125	132
Dollar General Corp., 1.88%, 04/15/18	20	20
L Brands Inc.
6.90%, 07/15/17	25	29
8.50%, 06/15/19	25	30
5.63%, 02/15/22	25	26
5.63%, 10/15/23	100	104
Lamar Media Corp., 5.88%, 02/01/22	75	79
Suburban Propane Partners LP
7.50%, 10/01/18	25	26
7.38%, 03/15/20	50	53
TRW Automotive Inc., 4.50%, 03/01/21 (e)	35	36
Unitymedia Hessen GmbH & Co. KG, 7.50%, 03/15/19 (e)	150	163
Univision Communications Inc.
6.88%, 05/15/19 (e)	75	81
7.88%, 11/01/20 (e)	25	28
6.75%, 09/15/22 (e)	113	125
5.13%, 05/15/23 (e)	25	26
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21 (d)	250	249
		1,396
CONSUMER STAPLES - 1.5%
B&G Foods Inc., 4.63%, 06/01/21	25	25
Campbell Soup Co., 0.54%, 08/01/14 (d)	25	25
General Mills Inc., 0.54%, 01/29/16 (d)	30	30
Heineken NV, 0.80%, 10/01/15 (e)	25	25
HJ Heinz Co. Term Loan B-2, 3.50%, 03/27/20 (d)	548	550
Procter & Gamble Co., 3.10%, 08/15/23	145	143
		798
ENERGY - 3.8%
Antero Resources Finance Corp.
7.25%, 08/01/19	17	18
6.00%, 12/01/20	25	27
5.38%, 11/01/21 (e)	75	76
Concho Resources Inc.
7.00%, 01/15/21	25	28
6.50%, 01/15/22	25	27
5.50%, 10/01/22	25	26
5.50%, 04/01/23	100	104
Energy Transfer Partners LP
4.15%, 10/01/20	35	36
4.90%, 02/01/24	30	31
EQT Corp.
8.13%, 06/01/19	95	116
4.88%, 11/15/21	50	53
Laredo Petroleum Inc.
5.63%, 01/15/22 (e)	50	51
7.38%, 05/01/22	25	28
MarkWest Energy Partners LP
6.75%, 11/01/20	25	27
6.50%, 08/15/21	100	108
6.25%, 06/15/22	125	135
5.50%, 02/15/23	200	205
4.50%, 07/15/23	200	192
Range Resources Corp.
6.75%, 08/01/20	125	135
5.75%, 06/01/21	125	134
5.00%, 08/15/22	200	204
5.00%, 03/15/23	175	177
SM Energy Co., 6.50%, 01/01/23	10	11
Spectra Energy Partners LP, 4.75%, 03/15/24	35	37
Targa Resources Partners LP, 4.25%, 11/15/23 (e)	50	46
		2,032
FINANCIALS - 2.1%
American Tower Corp., 5.00%, 02/15/24	15	16
Caterpillar Financial Services Corp.
0.70%, 11/06/15	20	20
1.25%, 11/06/17	15	15
CBRE Services Inc.
6.63%, 10/15/20	25	27
5.00%, 03/15/23	25	25
E*TRADE Financial Corp.
6.75%, 06/01/16	100	108
6.00%, 11/15/17	100	105
6.38%, 11/15/19	150	163
Ford Motor Credit Co. LLC
6.63%, 08/15/17	200	231
2.38%, 03/12/19	200	198
Host Hotels & Resorts LP, 5.88%, 06/15/19	20	22
John Deere Capital Corp.
0.33%, 10/08/14 (d)	35	35
0.31%, 01/12/15 (d)	60	60
0.70%, 09/04/15	15	15
Legg Mason Inc., 5.50%, 05/21/19 (f)	50	55
PACCAR Financial Corp., 0.36%, 05/05/15 (d)	10	10
Toyota Motor Credit Corp., 0.41%, 01/23/15 (d)	25	25
		1,130
HEALTH CARE - 0.0%
Baxter International Inc., 0.41%, 12/11/14 (d)	25	25

INDUSTRIALS - 0.8%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23	170	172
3.75%, 04/01/24	15	15
CNH Capital LLC
6.25%, 11/01/16	25	28
3.63%, 04/15/18	75	76
United Airlines Inc., 4.50%, 01/15/15 (g)	26	62
United Technologies Corp., 0.74%, 06/01/15 (d)	45	45
Xylem Inc., 3.55%, 09/20/16	10	11
		409
INFORMATION TECHNOLOGY - 0.5%
NXP BV, 5.75%, 03/15/23 (e)	200	210
Xilinx Inc., 3.00%, 03/15/21	50	50
		260
MATERIALS - 0.1%
Rexam Plc, 6.75%, 06/29/67 (d), EUR	50	74

TELECOMMUNICATION SERVICES - 4.8%
Crown Castle International Corp.
7.13%, 11/01/19	75	80
5.25%, 01/15/23	50	51
Crown Castle International Corp. New Term Loan B, 3.25%, 01/31/21 (d)	424	422
Intelsat Jackson Holdings SA
7.25%, 04/01/19	50	54
8.50%, 11/01/19	25	27
7.25%, 10/15/20	235	255
7.50%, 04/01/21	25	27
5.50%, 08/01/23 (e)	95	93
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19 (d)	500	501
SBA Communications Corp., 5.63%, 10/01/19	25	26

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SBA Telecommunications Inc., 5.75%, 07/15/20	25	26
Sprint Communications Inc., 9.00%, 11/15/18 (e)	100	122
Telesat Canada, 6.00%, 05/15/17 (e)	35	36
Telesat Canada Inc. Term Loan, 3.50%, 03/28/19 (d)	250	249
UPCB Finance III Ltd., 6.63%, 07/01/20 (e)	200	214
UPCB Finance V Ltd., 7.25%, 11/15/21 (e)	150	165
UPCB Finance VI Ltd., 6.88%, 01/15/22 (e)	150	164
Verizon Communications Inc., 0.44%, 03/06/15 (d) (e)	45	45
		2,557
UTILITIES - 0.1%
CMS Energy Corp., 6.55%, 07/17/17	10	11
Xcel Energy Inc., 0.75%, 05/09/16	20	20
		31

Total Corporate Bonds and Notes (cost $8,606)		8,712

GOVERNMENT AND AGENCY OBLIGATIONS - 7.0%

GOVERNMENT SECURITIES - 7.0%
Sovereign - 0.1%
KFW, 0.50%, 04/19/16	90	90

U.S. Treasury Securities - 6.9%
U.S. Treasury Note
0.38%, 08/31/15	850	852
2.50%, 08/15/23	925	912
2.75%, 11/15/23	1,900	1,909
		3,673

Total Government and Agency Obligations (cost $3,719)		3,763

SHORT TERM INVESTMENTS - 13.1%

Investment Companies - 13.1%
JNL Money Market Fund, 0.01% (c) (h)	346	346
T. Rowe Price Reserves Investment Fund, 0.06% (c) (h)	6,657	6,657

Total Short Term Investments (cost $7,003)		7,003

Total Investments - 101.0% (cost $51,569)		53,951
Other Assets and Liabilities, Net - (1.0%)		(528)
Total Net Assets - 100.0%		$53,423

(a)	Non-income producing security.
(b)	Perpetual security.
(c)	Investment in affiliate.
(d)	Variable rate security. Rate stated was in effect as of March 31, 2014.
(e)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2014, the value of Rule 144A liquid securities was $1,705.

(f)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(g)	Convertible security.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2014

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Apache Corp.	01/17/2015	95.00	1	$—
Apache Corp., MSC	01/17/2015	100.00	3	—
Apache Corp., MSC	01/17/2015	105.00	2	—
Apache Corp., MSC	01/17/2015	97.50	2	—
Autozone Inc.	09/20/2014	600.00	1	(1)
The Boeing Co.	08/16/2014	135.00	2	(1)
The Boeing Co.	08/16/2014	140.00	2	—
The Boeing Co.	01/17/2015	135.00	2	(1)
The Boeing Co.	01/17/2015	140.00	2	(1)
The Boeing Co., CGM	01/17/2015	145.00	4	(1)
The Boeing Co., CGM	01/17/2015	150.00	3	(1)
The Boeing Co., CGM	01/17/2015	155.00	4	(1)
CVS Caremark Corp., MSC	08/16/2014	80.00	2	—
CVS Caremark Corp., MSC	08/16/2014	77.50	2	(1)
CVS Caremark Corp., MSC	01/17/2015	77.50	2	(1)
CVS Caremark Corp., MSC	01/17/2015	80.00	2	(1)
Danaher Corp., JPM	06/21/2014	82.50	5	—
Danaher Corp., JPM	09/20/2014	80.00	2	—
Danaher Corp., JPM	09/20/2014	85.00	2	—
Danaher Corp., JPM	01/17/2015	80.00	2	(1)
Danaher Corp., JPM	01/17/2015	85.00	2	—
Danaher Corp., JPM	01/17/2015	90.00	5	—
Google Inc.	01/17/2015	1,280.00	1	(4)
International Business Machines Corp., MSC	01/17/2015	185.00	6	(10)
International Business Machines Corp., MSC	01/17/2015	190.00	6	(8)
JPMorgan Chase & Co.	09/20/2014	60.00	2	(1)
JPMorgan Chase & Co.	09/20/2014	65.00	2	—
JPMorgan Chase & Co.	01/17/2015	60.00	2	(1)
JPMorgan Chase & Co.	01/17/2015	65.00	2	(1)
JPMorgan Chase & Co.	01/17/2015	70.00	28	(3)
L Brands Inc., CGM	05/17/2014	56.50	3	(1)
L Brands Inc., CGM	05/17/2014	59.00	4	—
Lowe’s Companies Inc., JPM	10/18/2014	52.50	1	—
Lowe’s Companies Inc., JPM	10/18/2014	55.00	1	—
Lowe’s Companies Inc., JPM	01/17/2015	55.00	10	(2)
Lowe’s Companies Inc., JPM	01/17/2015	52.50	1	—
Marsh & McLennan Companies, Inc., JPM	07/19/2014	50.00	2	—
Marsh & McLennan Companies, Inc., JPM	10/18/2014	50.00	2	—
Philip Morris International Inc.	01/17/2015	95.00	2	—
Philip Morris International Inc.	01/17/2015	97.50	6	—
PNC Financial Services, MSC	08/16/2014	85.00	1	—
PNC Financial Services, MSC	08/16/2014	90.00	2	(1)
PNC Financial Services, MSC	01/17/2015	87.50	2	(1)
PNC Financial Services, MSC	01/17/2015	90.00	1	—
The Procter & Gamble Co.	01/17/2015	85.00	13	(3)
The Procter & Gamble Co., JPM	01/17/2015	90.00	10	(1)
The Procter & Gamble Co., JPM	01/17/2015	92.50	3	—
The Procter & Gamble Co., JPM	01/17/2015	95.00	2	—
The Procter & Gamble Co., JPM	01/17/2015	85.00	10	(2)
Simon Property Group, JPM	01/17/2015	180.00	1	—
Simon Property Group, JPM	01/17/2015	165.00	2	(2)
Simon Property Group, JPM	01/17/2015	170.00	2	(1)
Simon Property Group, JPM	01/17/2015	175.00	1	—
State Street Corp., MSC	08/16/2014	70.00	2	(1)
State Street Corp., MSC	08/16/2014	72.50	2	(1)
State Street Corp., MSC	01/17/2015	70.00	2	(1)
State Street Corp., MSC	01/17/2015	72.50	2	(1)
TE Connectivity Ltd., JPM	07/19/2014	65.00	2	—
TE Connectivity Ltd., JPM	10/18/2014	65.00	2	—
TRW Automotive Holdings Corp., JPM	07/19/2014	90.00	1	—

See accompanying Notes to Schedules of Investments.

	Expiration Date	Exercise Price	Contracts	Value
TRW Automotive Holdings Corp., JPM	07/19/2014	95.00	1	$—
TRW Automotive Holdings Corp., JPM	10/18/2014	90.00	1	—
TRW Automotive Holdings Corp., JPM	10/18/2014	95.00	1	—
Texas Instruments Inc.	10/18/2014	48.00	3	(1)
Texas Instruments Inc.	10/18/2014	50.00	3	—
Texas Instruments Inc.	01/17/2015	50.00	6	(1)
Texas Instruments Inc., CGM	01/17/2015	45.00	44	(17)
United Technologies Corp.	08/16/2014	125.00	1	—
United Technologies Corp.	08/16/2014	130.00	1	—
United Technologies Corp.	01/17/2015	125.00	1	—
United Technologies Corp.	01/17/2015	130.00	1	—
United Technologies Corp., CGM	01/17/2015	120.00	10	(5)
United Technologies Corp., CGM	01/17/2015	125.00	11	(4)
U.S. Bancorp	01/17/2015	45.00	17	(2)
U.S. Bancorp, CGM	01/17/2015	45.00	29	(4)
			328	$(91)

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2013	148	$51
Options written during the period	257	68
Options closed during the period	(14)	(4)
Options exercised during the period	(43)	(16)
Options expired during the period	(20)	(2)
Options outstanding at March 31, 2014	328	$97

See accompanying Notes to Schedules of Investments.

Curian/The Boston Company Equity Income Fund

	Shares/Par †	Value
COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 9.8%
Carnival Plc	15	$579
General Motors Co.	14	486
Johnson Controls Inc.	5	216
Kohl’s Corp.	8	460
Omnicom Group Inc.	3	253
Regal Entertainment Group - Class A (a)	10	182
Time Warner Inc.	5	298
Twenty-First Century Fox Inc. - Class A	9	283
Viacom Inc. - Class B	5	392
Walt Disney Co.	14	1,114
		4,263
CONSUMER STAPLES - 7.4%
Archer-Daniels-Midland Co.	14	590
Coca-Cola Enterprises Inc.	13	642
CVS Caremark Corp.	9	702
PepsiCo Inc.	7	597
Philip Morris International Inc.	9	712
		3,243
ENERGY - 11.6%
Exxon Mobil Corp.	22	2,104
Occidental Petroleum Corp.	20	1,903
Phillips 66	7	527
Schlumberger Ltd.	2	204
Valero Energy Corp.	6	318
		5,056
FINANCIALS - 31.7%
Allstate Corp.	6	330
American International Group Inc.	8	395
Ameriprise Financial Inc.	4	441
Bank of America Corp.	56	961
Berkshire Hathaway Inc. - Class B (b)	10	1,278
Capital One Financial Corp.	6	496
Citigroup Inc.	7	324
Comerica Inc.	8	414
Fifth Third Bancorp	24	547
Goldman Sachs Group Inc.	4	588
Hartford Financial Services Group Inc.	11	400
ING US Inc.	13	472
Invesco Ltd.	9	323
JPMorgan Chase & Co.	34	2,041
MetLife Inc.	16	829
Morgan Stanley	13	417
PNC Financial Services Group Inc.	8	726
Santander Consumer USA Holdings Inc.	10	237
TD Ameritrade Holding Corp. (a)	11	363
U.S. Bancorp	21	904
Wells Fargo & Co.	27	1,322
		13,808
HEALTH CARE - 11.4%
AbbVie Inc.	10	519
Amgen Inc.	4	538
Cardinal Health Inc.	14	1,006
McKesson Corp.	3	441
Merck & Co. Inc.	15	878
Pfizer Inc.	25	801
UnitedHealth Group Inc.	9	762
		4,945
INDUSTRIALS - 8.4%
Cummins Inc.	5	727
Delta Air Lines Inc.	12	422
Eaton Corp. Plc	6	416
FedEx Corp. (a)	2	216
General Electric Co.	16	420
Honeywell International Inc.	7	645
Owens Corning Inc.	7	316
PACCAR Inc.	7	479
		3,641
INFORMATION TECHNOLOGY - 12.3%
Accenture Plc - Class A	7	537
Applied Materials Inc.	22	458
Cisco Systems Inc.	46	1,036
EMC Corp.	26	725
Microsoft Corp.	10	425
QUALCOMM Inc.	2	195
Texas Instruments Inc.	22	1,055
Western Digital Corp.	3	305
Xilinx Inc.	12	644
		5,380
MATERIALS - 3.7%
Dow Chemical Co.	10	509
Martin Marietta Materials Inc. (a)	6	816
Vulcan Materials Co.	5	300
		1,625
TELECOMMUNICATION SERVICES - 1.2%
Windstream Holdings Inc. (a)	62	514

UTILITIES - 1.7%
NextEra Energy Inc.	3	251
NRG Energy Inc. (a)	8	246
NRG Yield Inc. - Class A (a)	6	239
		736

Total Common Stocks (cost $38,749)		43,211

SHORT TERM INVESTMENTS - 5.8%

Investment Company - 0.9%
JNL Money Market Fund, 0.01% (c) (d)	376	376

Securities Lending Collateral - 4.9%
Fidelity Institutional Money Market Portfolio, 0.08% (d)	100	100
Repurchase Agreement with MLP, 0.05% (Collateralized by $75 U.S. Treasury Bill, due 04/10/14-03/05/15, value $75, $79 U.S. Treasury Note Strip, due 05/15/14-11/15/22, value $75, $101 U.S. Treasury Inflation Indexed Note, 0.13-3.88%, due 04/15/14-02/15/43, value $111, $102 U.S. Treasury Bond, 3.00-10.63%, due 08/15/15-11/15/43, value $118, $733 U.S. Treasury Note, 0.13-9.88%, due 4/15/14-02/15/23, value $749, and $1,913 U.S. Treasury Bond Strip, due 08/15/14-02/15/44, value $940) acquired 03/31/14, due on 04/01/14 at $2,028	$2,028	2,028
		2,128

Total Short Term Investments (cost $2,504)		2,504

Total Investments - 105.0% (cost $41,253)		45,715
Other Assets and Liabilities, Net - (5.0%)		(2,179)
Total Net Assets - 100.0%		$43,536

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.

See accompanying Notes to Schedules of Investments.

(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 83.0%

CONSUMER DISCRETIONARY - 12.7%
Aisin Seiki Co. Ltd.	15	$534
Amazon.com Inc. (a) (b)	2	525
AMC Networks Inc. - Class A (a) (b)	22	1,583
Daimler AG	20	1,864
Delphi Automotive Plc (b)	6	390
Dollar General Corp. (a) (b)	6	341
Esprit Holdings Ltd.	335	558
Great Wall Motor Co. Ltd. - Class H	126	632
Kohl’s Corp. (b)	8	454
Las Vegas Sands Corp. (b)	7	529
LIN Media LLC - Class A (a)	24	639
Lowe’s Cos. Inc. (b)	23	1,128
Michael Kors Holdings Ltd. (a) (b)	6	544
Office Depot Inc. (a)	80	331
Priceline.com Inc. (a) (b)	1	1,550
PVH Corp. (b)	4	542
SJM Holdings Ltd.	230	647
Starbucks Corp. (b)	5	371
TRW Automotive Holdings Corp. (a) (b)	4	340
Under Armour Inc. - Class A (a) (b)	5	580
Viacom Inc. - Class B (b)	6	468
William Hill Plc	83	472
		15,022
CONSUMER STAPLES - 6.9%
AMBEV SA - ADR	330	2,446
Carrefour SA	17	655
Coca-Cola Enterprises Inc. (b)	12	577
Costco Wholesale Corp. (b)	9	1,033
Mondelez International Inc. - Class A (b)	13	445
SABMiller Plc	30	1,519
Unilever NV - ADR	36	1,469
		8,144
ENERGY - 6.3%
Anadarko Petroleum Corp. (b)	4	368
Antero Resources Corp. (b)	8	472
Cameron International Corp. (a) (b)	7	440
ENI SpA	22	551
Ensco Plc - Class A (b)	14	720
EOG Resources Inc. (b)	4	761
Halliburton Co. (b)	12	733
Magnum Hunter Resources Corp. (a)	62	528
National Oilwell Varco Inc. (b)	6	502
Noble Energy Inc. (b)	9	639
Petroleo Brasileiro SA - Petrobras - ADR (b)	28	364
Pioneer Natural Resources Co. (b)	3	653
Range Resources Corp. (b)	5	423
Weatherford International Ltd. (a) (b)	20	354
		7,508
FINANCIALS - 13.9%
Ameriprise Financial Inc. (b)	3	373
Banco de Sabadell SA	138	428
Banco Santander Brasil SA - ADR	48	266
Bank of America Corp. (b)	108	1,856
CBOE Holdings Inc. (b)	7	379
Columbia Banking System Inc. (b)	8	231
Commerzbank AG (a)	23	417
Credit Suisse Group AG	12	373
E*TRADE Financial Corp. (a) (b)	60	1,377
esure Group Plc	180	841
Fidelity National Financial Inc. - Class A	7	209
Greenhill & Co. Inc. (b)	6	325
Hartford Financial Services Group Inc. (b)	16	569
IberiaBank Corp.	3	225
ING US Inc. (b)	29	1,055
IntercontinentalExchange Group Inc. (b)	2	346
Invesco Ltd. (b)	14	505
KeyCorp	25	359
Morgan Stanley (b)	10	325
Muenchener Rueckversicherungs AG	6	1,202
PNC Financial Services Group Inc.	5	453
Portfolio Recovery Associates Inc. (a)	4	257
Realogy Holdings Corp. (b)	9	376
Regions Financial Corp. (b)	48	535
Societe Generale SA	6	347
SVB Financial Group (a)	2	213
TD Ameritrade Holding Corp. (b)	26	895
UMB Financial Corp. (b)	11	698
UniCredit SpA	45	414
Waddell & Reed Financial Inc. - Class A (b)	5	374
WesBanco Inc.	5	173
		16,396
HEALTH CARE - 12.0%
AbbVie Inc.	4	214
Actavis plc (a) (b)	1	239
Agilent Technologies Inc.	10	534
Alexion Pharmaceuticals Inc. (a)	1	137
Allergan Inc. (b)	4	484
AmerisourceBergen Corp. (b)	2	143
Amgen Inc. (b)	6	738
Auxilium Pharmaceuticals Inc. (a)	3	94
Biogen Idec Inc. (a) (b)	1	223
Bristol-Myers Squibb Co.	4	211
Cerner Corp. (a)	2	110
CIGNA Corp. (b)	4	296
Covance Inc. (a)	2	246
Emergent BioSolutions Inc. (a) (b)	53	1,351
Endo International Plc (a)	3	192
Envision Healthcare Holdings Inc. (a) (b)	4	119
Forest Laboratories Inc. (a)	1	113
Gilead Sciences Inc. (a) (b)	4	292
Hanger Orthopedic Group Inc. (a) (b)	16	534
HCA Holdings Inc. (a) (b)	17	874
Illumina Inc. (a)	1	167
Incyte Corp. (a)	2	125
Intercept Pharmaceuticals Inc. (a)	—	92
Isis Pharmaceuticals Inc. (a)	3	126
Jazz Pharmaceuticals Plc (a)	1	162
MEDNAX Inc. (a) (b)	7	457
Merck & Co. Inc.	3	177
Mylan Inc. (a)	4	214
Omnicare Inc.	2	117
Perrigo Co. Plc (b)	1	152
Pfizer Inc. (b)	17	537
Questcor Pharmaceuticals Inc. (b)	7	427
Regeneron Pharmaceuticals Inc. (a) (b)	1	159
Salix Pharmaceuticals Ltd. (a) (b)	9	904
Sanofi	9	905
St. Jude Medical Inc.	2	115
Universal Health Services Inc. - Class B (b)	1	111
VCA Antech Inc. (a)	4	139
Vertex Pharmaceuticals Inc. (a) (b)	1	86

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
WuXi PharmaTech Cayman Inc. - ADR (a) (b)	50	1,834
		14,150
INDUSTRIALS - 6.2%
Allegion Plc (b)	7	354
Equifax Inc. (b)	4	289
Kirby Corp. (a) (b)	4	419
Landstar System Inc. (b)	9	529
Manpowergroup Inc. (b)	7	526
Owens Corning Inc.	9	399
Parker Hannifin Corp. (b)	2	286
Regal-Beloit Corp. (b)	4	313
Serco Group Plc	83	582
Steelcase Inc. - Class A (b)	75	1,248
Thermon Group Holdings Inc. (a) (b)	17	398
Tyco International Ltd. (b)	19	807
Union Pacific Corp. (b)	4	820
Watts Water Technologies Inc. - Class A	4	223
Woodward Inc.	5	203
		7,396
INFORMATION TECHNOLOGY - 15.2%
Adobe Systems Inc. (a) (b)	11	743
Akamai Technologies Inc. (a) (b)	7	431
Amphenol Corp. - Class A (b)	4	386
Applied Materials Inc. (b)	21	429
Applied Micro Circuits Corp. (a) (b)	45	448
Avago Technologies Ltd. (b)	10	620
Avnet Inc. (b)	20	949
Baidu.com - ADR (a)	2	321
Ciena Corp. (a) (b)	52	1,185
Cognizant Technology Solutions Corp. - Class A (a) (b)	9	455
CSG Systems International Inc. (b)	27	716
Dealertrack Technologies Inc. (a) (b)	3	136
EMC Corp. (b)	32	867
Facebook Inc. - Class A (a) (b)	5	331
Finisar Corp. (a) (b)	37	990
Heartland Payment Systems Inc. (b)	9	358
Jabil Circuit Inc. (b)	13	243
JDS Uniphase Corp. (a) (b)	136	1,897
Juniper Networks Inc. (a) (b)	55	1,411
Lattice Semiconductor Corp. (a) (b)	75	589
Linkedin Corp. - Class A (a) (b)	2	374
Micron Technology Inc. (a) (b)	12	288
Salesforce.com Inc. (a) (b)	9	522
Seagate Technology Plc (b)	7	373
ServiceNow Inc. (b)	8	472
Texas Instruments Inc. (b)	9	402
Visa Inc. - Class A	2	453
VMware Inc. - Class A (a)	4	403
Xilinx Inc. (b)	23	1,248
		18,040
MATERIALS - 6.3%
ArcelorMittal	17	269
AuRico Gold Inc.	9	40
Chemtura Corp. (a) (b)	28	701
CRH Plc	23	647
Dow Chemical Co. (b)	7	346
Eastman Chemical Co. (b)	5	472
Lanxess AG	12	892
LyondellBasell Industries NV - Class A (b)	4	370
PPG Industries Inc. (b)	6	1,089
Praxair Inc. (b)	4	568
Rio Tinto Ltd.	7	426
Valspar Corp. (b)	4	288
Vulcan Materials Co. (b)	20	1,305
		7,413
UTILITIES - 3.5%
Centerpoint Energy Inc. (b)	25	587
Drax Group Plc	55	703
Enel SpA	128	725
National Grid Plc	51	705
NextEra Energy Inc. (b)	7	705
NRG Energy Inc. (b)	24	761
		4,186

Total Common Stocks (cost $83,639)		98,255

SHORT TERM INVESTMENTS - 14.5%

Investment Company - 14.5%
JNL Money Market Fund, 0.01% (c) (d)	17,161	17,161

Total Short Term Investments (cost $17,161)		17,161
Total Investments - 97.5% (cost $100,800)		115,416
Total Securities Sold Short - (82.1%) (proceeds $89,623)		(97,141)
Other Assets and Liabilities, Net - 84.6%		100,103
Total Net Assets - 100.0%		$118,378

SECURITIES SOLD SHORT - 82.1%

COMMON STOCKS - 78.5%

CONSUMER DISCRETIONARY - 12.4%
Bayerische Motoren Werke AG	14	$1,822
Bed Bath & Beyond Inc.	9	591
Carnival Plc	25	933
Coach Inc.	16	788
Denso Corp.	12	571
Family Dollar Stores Inc.	12	676
Golden Eagle Retail Group Ltd.	402	556
L Brands Inc.	14	800
Omnicom Group Inc.	11	833
Penn National Gaming Inc.	76	933
PetSmart Inc.	35	2,420
Ralph Lauren Corp. - Class A	5	748
Thomson Reuters Corp.	9	323
Time Warner Inc.	15	988
TJX Cos. Inc.	13	758
Wynn Resorts Ltd.	4	915
		14,655
CONSUMER STAPLES - 6.2%
Cal-Maine Foods Inc.	13	813
Casino Guichard Perrachon SA	4	526
Flowers Foods Inc.	14	293
General Mills Inc.	19	1,007
Sanderson Farms Inc.	10	795
Sysco Corp.	20	712
Tesco Plc	269	1,326
Tingyi Cayman Islands Holding Corp.	638	1,833
		7,305
ENERGY - 6.4%
Approach Resources Inc.	23	474
Atwood Oceanics Inc.	10	502
Cameco Corp.	27	607
Chevron Corp.	3	382
China Petroleum & Chemical Corp. - ADR - Class H	18	1,651
EXCO Resources Inc.	138	773
Rowan Cos. Plc - Class A	15	511
Seadrill Ltd.	51	1,790

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Ultra Petroleum Corp.	34	902
		7,592
FINANCIALS - 13.0%
ACE Ltd.	5	490
Admiral Group Plc	36	851
American Tower Corp.	10	797
Banco Santander SA	46	441
EverBank Financial Corp.	36	717
First Niagara Financial Group Inc.	97	913
First Republic Bank	17	937
Franklin Resources Inc.	15	817
Goldman Sachs Group Inc.	5	887
Hannover Rueck SE	22	1,981
Hanover Insurance Group Inc.	6	395
National Penn Bancshares Inc.	84	876
New York Community Bancorp Inc.	18	294
Platinum Underwriters Holdings Ltd.	10	571
RenaissanceRe Holdings Ltd.	13	1,267
Standard Chartered Plc	19	396
State Street Corp.	15	1,030
Travelers Cos. Inc.	6	496
Westamerica Bancorporation	9	468
Zillow Inc. - Class A	8	740
		15,364
HEALTH CARE - 9.4%
Aegerion Pharmaceuticals Inc.	2	110
Arena Pharmaceuticals Inc.	69	434
Conmed Corp.	33	1,447
Edwards Lifesciences Corp.	2	177
Elekta AB - Class B	11	148
Haemonetics Corp.	24	797
Hologic Inc.	7	159
Hospira Inc.	9	399
Integra LifeSciences Holdings Corp.	24	1,090
Intuitive Surgical Inc.	1	394
Mallinckrodt Plc	2	98
Masimo Corp.	34	915
Myriad Genetics Inc.	10	345
Novo-Nordisk A/S - ADR	12	544
Owens & Minor Inc.	11	385
Patterson Cos. Inc.	10	434
Qiagen NV	28	600
Quest Diagnostics Inc.	6	364
ResMed Inc.	3	145
Sanofi - ADR	4	194
Seattle Genetics Inc.	14	630
Sinopharm Group Co. Ltd. - Class H	50	137
United Therapeutics Corp.	4	361
Valeant Pharmaceuticals International Inc.	6	831
		11,138
INDUSTRIALS - 8.0%
AGCO Corp.	13	704
Armstrong World Industries Inc.	8	418
Brady Corp. - Class A	26	702
Copart Inc.	31	1,139
Deere & Co.	14	1,228
Fastenal Co.	27	1,314
Finning International Inc.	35	996
G4S Plc	139	561
Kennametal Inc.	19	844
MSC Industrial Direct Co. Inc. - Class A	10	871
Titan Machinery Inc.	13	197
UTi Worldwide Inc.	43	457
		9,431
INFORMATION TECHNOLOGY - 12.3%
Activision Blizzard Inc.	35	708
Analog Devices Inc.	12	640
ASML Holding NV - ADR	4	347
Autodesk Inc.	10	511
Broadcom Corp. - Class A	34	1,059
eBay Inc.	23	1,279
Electronic Arts Inc.	10	276
Ingenico	6	537
International Business Machines Corp.	10	1,935
KLA-Tencor Corp.	5	365
QUALCOMM Inc.	13	1,033
RF Micro Devices Inc.	108	849
SanDisk Corp.	9	740
SAP AG - ADR	21	1,681
Skyworks Solutions Inc.	20	733
Symantec Corp.	20	400
Take-Two Interactive Software Inc.	44	973
Yelp Inc. - Class A	7	518
		14,584
MATERIALS - 7.4%
Albemarle Corp.	30	2,013
Alcoa Inc.	161	2,077
BASF SE	6	706
EI Du Pont de Nemours & Co.	9	608
Greif Inc. - Class A	16	836
International Paper Co.	12	556
Syngenta AG	2	585
United States Steel Corp.	51	1,403
		8,784
TELECOMMUNICATION SERVICES - 0.4%
Crown Castle International Corp.	7	515

UTILITIES - 3.0%
Centrica Plc	107	589
Consolidated Edison Co.	18	949
Duke Energy Corp.	14	963
Entergy Corp.	9	572
Southern Co.	12	519
		3,592

Total Common Stocks (proceeds $86,528)		$92,960

PREFERRED STOCKS - 2.3%

CONSUMER STAPLES - 2.3%
Lindt & Spruengli AG	1	2,721
Total Preferred Stocks - 2.3% (proceeds $1,646)		2,721

INVESTMENT COMPANIES - 1.3%
Morgan Stanley Emerging Markets Domestic Debt Fund Inc.	6	77
PowerShares Emerging Markets Sovereign Debt Portfolio	3	89
SPDR S&P 500 ETF Trust - Series 1	6	1,212
WisdomTree Emerging Markets Local Debt Fund	2	82

Total Investment Companies (proceeds $1,449)		1,460

Total Securities Sold Short (proceeds $89,623)		$97,141

(a)	Non-income producing security.

See accompanying Notes to Schedules of Investments.

(b)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Schedules of Investments.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian/UBS Global Long Short Fixed Income Opportunities Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.2%

UNITED STATES OF AMERICA - 10.2%
Americold 2010 LLC Trust REMIC, 6.81%, 01/14/29 (a)	$595	$676
Apidos CDO, 3.09%, 04/15/25 (a) (b)	330	327
ARES CLO Ltd., 2.99%, 07/28/25 (a) (b)	500	491
Avery Point CLO Ltd., 3.33%, 04/25/26 (b) (c)	1,000	1,000
Babson CLO Ltd., 2.93%, 01/18/25 (a) (b)	1,250	1,233
BlueMountain CLO Ltd., 2.89%, 04/15/25 (a) (b)	720	705
Boca Hotel Portfolio Trust REMIC, 3.21%, 08/15/26 (a) (b)	500	501
Capital Auto Receivables Asset Trust, 3.39%, 07/22/19	550	550
CIFC Funding Ltd.
2.96%, 04/18/25 (a)	1,100	1,078
2.91%, 10/24/25 (a)	350	341
COBALT CMBS Commercial Mortgage Trust REMIC, 5.77%, 05/15/46 (b)	1,000	1,090
COMM Mortgage Trust REMIC, 4.93%, 12/10/44 (b)	750	803
Commercial Mortgage Pass Through Certificates REMIC, 3.76%, 10/13/28 (a) (b)	575	584
Commercial Mortgage Pass-Through Certificates, 2.81%, 06/08/30 (a) (b)	150	151
Dryden Senior Loan Fund, 3.12%, 04/18/26 (a)	1,200	1,178
Extended Stay America Trust REMIC, 3.60%, 12/05/31 (a)	500	500
Fortress Credit BSL Ltd., 3.11%, 10/19/25 (d)	750	737
FREMF Mortgage Trust REMIC, 2.82%, 12/25/45 (b)	193	197
Galaxy CLO Ltd., 2.84%, 11/16/25 (a)	500	487
Goldentree Loan Opportunities VIII Ltd., 3.78%, 04/19/26 (c) (d)	750	737
GS Mortgage Securities Corp. II, 2.76%, 11/08/29 (a) (b)	500	507
Halcyon Loan Advisors Funding Ltd., 3.28%, 04/18/26 (c) (d)	1,150	1,139
Irvine Core Office Trust REMIC, 3.17%, 05/15/48 (b)	1,025	946
JFIN CLO Ltd., 3.23%, 04/21/25 (a)	950	929
JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.52%, 07/05/32 (a) (b)	500	501
KKR CLO Trust, 2.84%, 07/15/25 (a)	320	310
Madison Avenue Trust, 4.03%, 10/12/32 (a) (b)	500	492
Morgan Stanley Re-REMIC Trust REMIC, 5.82%, 08/12/45 (a) (b)	350	385
Octagon Investment Partners XIX Ltd., 3.08%, 04/15/26 (a) (c)	725	715
Octagon Investment Partners XVII Ltd., 3.04%, 10/25/25 (a)	250	247
Octagon Investment Partners XVIII Ltd., 2.99%, 12/16/24 (a) (b)	750	739
Wells Fargo Commercial Mortgage Trust REMIC, 2.71%, 03/18/28 (a) (b)	525	485

Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,816)		20,761

CORPORATE BONDS AND NOTES - 65.2%

AUSTRALIA - 2.0%
Crown Group Finance Ltd., 5.75%, 07/18/17, AUD	1,450	1,389
DBNGP Finance Co. Pty Ltd., 6.00%, 10/11/19, AUD	500	473
Mirvac Group Finance Ltd., 5.50%, 12/18/17, AUD	1,000	946
Sydney Airport Finance Co. Pty Ltd.
8.00%, 07/06/15, AUD	500	486
3.90%, 03/22/23 (a)	750	734
		4,028
BRAZIL - 4.0%
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16 (a)	550	560
Caixa Economica Federal, 2.38%, 11/06/17 (a)	2,100	2,027
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	800	788
Petrobras Global Finance BV, 4.38%, 05/20/23	200	183
Petrobras International Finance Co.
5.38%, 01/27/21	2,800	2,832
6.75%, 01/27/41 (a)	700	678
Vale Overseas Ltd., 4.38%, 01/11/22	1,000	993
		8,061
CANADA - 0.4%
Barrick Gold Corp., 3.85%, 04/01/22	750	716

CHINA - 0.1%
Kaisa Group Holdings Ltd., 10.25%, 01/08/20	250	240

COSTA RICA - 0.4%
Banco Nacional de Costa Rica, 4.88%, 11/01/18 (a)	850	857

CROATIA - 0.4%
Agrokor dd, 8.88%, 02/01/20 (a)	800	871

FRANCE - 0.4%
Credit Agricole SA, 7.88%, (callable at 100 beginning 01/23/24) (a) (e)	750	792

GEORGIA - 0.2%
Georgian Railway JSC, 7.75%, 07/11/22	300	321

GERMANY - 3.0%
HeidelbergCement Finance Luxembourg SA, 8.50%, 10/31/19, EUR	1,850	3,288
Trionista HoldCo GmbH, 5.00%, 04/30/20 (a), EUR	640	922
Unitymedia KabelBW GmbH, 9.63%, 12/01/19, EUR	1,300	1,959
		6,169
HONG KONG - 0.1%
China Oil & Gas Group Ltd., 5.25%, 04/25/18 (a)	250	251

HUNGARY - 0.5%
Magyar Export-Import Bank RT, 5.50%, 02/12/18	950	997

INDONESIA - 0.4%
Pertamina Persero PT, 6.00%, 05/03/42	950	841

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value

IRELAND - 1.9%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17, EUR	2,000	2,928
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	200	209
6.80%, 11/22/25	700	693
		3,830
KAZAKHSTAN - 0.7%
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	600	612
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO, 6.25%, 05/20/15	800	828
		1,440
MEXICO - 2.0%
Cemex SAB de CV
9.00%, 01/11/18 (a)	2,500	2,719
5.88%, 03/25/19 (a)	500	518
Petroleos Mexicanos
3.50%, 07/18/18	200	207
3.50%, 01/30/23	700	659
		4,103
NORWAY - 1.9%
Eksportfinans ASA
5.50%, 05/25/16	2,700	2,849
5.50%, 06/26/17	1,000	1,061
		3,910
PORTUGAL - 1.5%
EDP Finance BV
4.75%, 09/26/16, EUR	1,200	1,769
4.90%, 10/01/19 (a)	1,200	1,254
		3,023
RUSSIAN FEDERATION - 1.0%
Bank of Moscow via BOM Capital Plc, 6.70%, 03/11/15	250	254
Russian Agricultural Bank OJSC Via RSHB Capital SA, 7.75%, 05/29/18	400	428
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22	1,250	1,244
		1,926
SINGAPORE - 0.2%
Flextronics International Ltd., 5.00%, 02/15/23	500	504

SOUTH AFRICA - 0.2%
Eskom Holdings SOC Ltd., 6.75%, 08/06/23	400	418

SPAIN - 2.4%
BBVA US Senior SAU, 4.66%, 10/09/15	1,600	1,681
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18, EUR	300	432
Santander US Debt SAU, 3.72%, 01/20/15 (a)	2,100	2,140
Telefonica Emisiones SAU, 3.19%, 04/27/18	500	512
		4,765
TURKEY - 0.5%
Turkiye Halk Bankasi A/S, 3.88%, 02/05/20	1,000	915

UKRAINE - 0.8%
National JSC Naftogaz of Ukraine, 9.50%, 09/30/14	1,750	1,654

UNITED KINGDOM - 6.4%
Barclays Bank Plc
6.05%, 12/04/17 (a)	2,500	2,802
5.14%, 10/14/20	100	106
HBOS Plc
4.88%, 03/20/15, EUR	200	284
6.75%, 05/21/18 (a)	1,700	1,927
Lloyds Bank Plc, 6.50%, 03/24/20, EUR	2,850	4,709
Royal Bank of Scotland Group Plc, 6.10%, 06/10/23	3,010	3,125
		12,953
UNITED STATES OF AMERICA - 33.3%
Allstate Corp., 5.75%, 08/15/53 (b)	870	914
Ally Financial Inc.
8.30%, 02/12/15	100	106
0.00%,06/15/15 (f)	1,200	1,162
4.63%, 06/26/15	800	829
3.50%, 01/27/19	1,150	1,150
8.00%, 03/15/20	750	904
ArcelorMittal, 6.00%, 03/01/21 (g)	2,700	2,879
Bank of America Corp., 1.28%, 01/15/19 (b)	500	506
Barrick North America Finance LLC, 5.75%, 05/01/43	410	399
Caesars Entertainment Operating Co. Inc., 11.25%, 06/01/17	2,150	2,069
Case New Holland Inc., 7.88%, 12/01/17	2,850	3,342
Cemex Finance LLC, 6.00%, 04/01/24 (a)	750	752
CIT Group Inc., 5.00%, 08/15/22	2,325	2,412
Citigroup Inc.
0.98%, 05/31/17 (b), EUR	2,700	3,637
5.13%, 12/12/18, GBP	1,000	1,790
5.50%, 09/13/25	400	426
DISH DBS Corp., 7.88%, 09/01/19	1,950	2,306
El Paso LLC
7.25%, 06/01/18	1,500	1,707
6.50%, 09/15/20	700	768
Energy Transfer Partners LP
9.00%, 04/15/19	461	579
6.05%, 06/01/41	100	108
6.50%, 02/01/42	500	567
Fidelity National Financial Inc., 5.50%, 09/01/22	150	160
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	1,250	1,577
Frontier Communications Corp., 7.13%, 01/15/23	1,150	1,193
General Motors Co., 3.50%, 10/02/18 (a)	400	408
General Motors Financial Co. Inc., 4.75%, 08/15/17	2,000	2,137
Glencore Funding LLC, 2.50%, 01/15/19 (a)	750	724
HCA Inc.
7.88%, 02/15/20	1,000	1,064
5.88%, 03/15/22	900	970
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,850	2,030
International Lease Finance Corp., 8.63%, 09/15/15	1,500	1,652
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	1,570	1,672
Kinder Morgan Inc., 5.63%, 11/15/23 (a)	800	791
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	2,650	4,030
MetLife Inc., 6.40%, 12/15/36 (b)	1,775	1,873
Midstates Petroleum Co. Inc., 10.75%, 10/01/20	1,150	1,271
Morgan Stanley
7.30%, 05/13/19	2,050	2,487
5.50%, 01/26/20	1,000	1,128
Northern Trust Corp., 3.95%, 10/30/25	250	252
Pacific Drilling SA, 5.38%, 06/01/20 (a)	1,150	1,141
Plains Exploration & Production Co.
6.50%, 11/15/20	1,740	1,916
6.88%, 02/15/23	500	556
Prudential Financial Inc., 5.20%, 03/15/44 (b)	1,200	1,191

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2014

	Shares/Par †	Value
Regions Bank, 7.50%, 05/15/18	1,050	1,239
Reynolds American Inc., 6.15%, 09/15/43	100	113
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (a)	770	803
Sanmina Corp., 7.00%, 05/15/19	2,100	2,223
SLM Corp., 6.25%, 01/25/16	1,000	1,075
Tesoro Corp., 9.75%, 06/01/19	400	426
WESCO Distribution Inc., 5.38%, 12/15/21 (a)	350	358
Western Union Co., 2.38%, 12/10/15 (g)	275	281
Wyndham Worldwide Corp., 3.90%, 03/01/23	1,450	1,421
		67,474
VENEZUELA - 0.5%
Petroleos de Venezuela SA
5.25%, 04/12/17	900	672
8.50%, 11/02/17	500	419
		1,091
Total Corporate Bonds and Notes (cost $129,927)		132,150

GOVERNMENT AND AGENCY OBLIGATIONS - 15.8%
ARGENTINA - 0.3%
Argentine Republic Government International Bond, 6.27%, 12/15/35	7,750	473
Republic of Argentina, 0.00%, 12/15/35 (b)	825	55
		528
BELARUS - 0.9%
Republic of Belarus, 8.75%, 08/03/15	1,750	1,772
BRAZIL - 0.5%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 05/15/45 - 08/15/50 (h), BRL	1,050	1,025
		1,025
CROATIA - 0.7%
Croatia Government International Bond, 6.25%, 04/27/17	1,250	1,342
GABON - 0.2%
Gabonese Republic, 6.38%, 12/12/24 (a)	350	370
GHANA - 0.3%
Republic of Ghana
8.50%, 10/04/17	150	152
7.88%, 08/07/23	200	183
7.88%, 08/07/23 (a)	200	184
		519
GREECE - 1.4%
Hellenic Republic Government Bond, 2.00%, 02/24/24 - 02/24/31 (i), EUR	3,000	2,914
		2,914
MEXICO - 0.2%
Mexico Inflation Indexed Udibonos, 4.00%, 11/15/40 (h), MXN	6,431	516

RUSSIAN FEDERATION - 0.3%
Russian Federal Bond, 7.00%, 01/25/23, RUB	22,500	577

TURKEY - 0.1%

Turkey Government Inflation Indexed Bond, 7.00%, 10/01/14 (j), TRY	571	269

UNITED STATES OF AMERICA - 10.2%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 3.50%, 10/15/42	1,132	262
Federal National Mortgage Association REMIC Interest Only, 2.50%, 03/25/28 - 06/25/28	4,299	446

	Shares/Par/Contracts†
Interest Only, 3.00%, 06/25/33	1,621	254
Government National Mortgage Association Interest Only REMIC, 3.50%, 04/20/43	1,383	269
State of California, 7.30%, 10/01/39	850	1,138
State of California Various Purpose Bond, 7.55%, 04/01/39	200	278
State of Illinois
5.67%, 03/01/18	555	614
5.88%, 03/01/19	700	784
U.S. Treasury Bond
2.88%, 05/15/43	1,000	873
3.75%, 11/15/43	4,500	4,659
Principal Only, 0.00%,02/15/43 (f) (k)	5,000	1,700
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/16 (j)	1,473	1,563
0.38%, 07/15/23 (j)	1,508	1,491
U.S. Treasury Note
0.25%, 11/30/15	5,000	4,996
0.63%, 04/30/18	1,500	1,453
		20,780
VENEZUELA - 0.7%
Venezuela Government International Bond, 8.25%, 10/13/24	1,925	1,338
Total Government and Agency Obligations (cost $32,754)		31,950

PURCHASED OPTIONS - 3.3%
10-Year U.S. Treasury Note Future Call Option, Strike Price 125, Expiration 04/25/14	524	74
10-Year U.S. Treasury Note Future Put Option, Strike Price 123, Expiration 04/25/14	524	229
2-Year U.S. Treasury Note Future Put Option, Strike Price 109.50, Expiration 05/23/14	991	108
2-Year U.S. Treasury Note Future Put Option, Strike Price 109.75, Expiration 05/23/14	240	60
90-Day Eurodollar Future Put Option, Strike Price 97.75, Expiration 06/13/16	370	352
90-Day Eurodollar Future Put Option, Strike Price 98.75, Expiration 06/15/15	1,296	251
90-Day Eurodollar Future Put Option, Strike Price 99.25, Expiration 03/16/15	516	68
90-Day Eurodollar Future Put Option, Strike Price 99.38, Expiration 09/15/14	273	7
90-Day Eurodollar Future Put Option, Strike Price 99.63, Expiration 04/11/14	865	5
Eurodollar 2-Year Midcurve Future Call Option, Strike Price 97.88, Expiration 09/12/14	607	497
Eurodollar 2-Year Midcurve Future Put Option, Strike Price 97.88, Expiration 09/12/14	607	383
Put Swaption, 3-Month LIBOR versus 3.00% fixed, Expiration 12/19/17, BBP	360	1,814
Put Swaption, 3-Month LIBOR versus 7.00% fixed, Expiration 12/19/17, BBP	360	144
Put Swaption, 3-Month LIBOR versus 1.30% fixed, Expiration 09/30/14, BOA	291	40
Put Swaption, 3-Month LIBOR versus 3.00% fixed, Expiration 12/07/17, BBP	19	93
Put Swaption, 3-Month LIBOR versus 3.00% fixed, Expiration 12/19/17, JPM	240	1,208
Put Swaption, 3-Month LIBOR versus 4.38% fixed, Expiration 01/17/18, JPM	108	736
Put Swaption, 3-Month LIBOR versus 7.00% fixed, Expiration 12/07/17, BBP	19	7
Put Swaption, 3-Month LIBOR versus 7.00% fixed, Expiration 12/19/17, JPM	240	96

See accompanying Notes to Schedules of Investments.

	Shares/Par/Contracts†	Value
Put Swaption, 6-Month Japanese Yen LIBOR versus 2.35% fixed, Expiration 05/22/15, BBP	10,050	54
Put Swaption, 6-Month Euribor versus 1.70% fixed, Expiration 09/30/14, BOA	175	1
Put Swaption, 6-Month Japanese Yen LIBOR versus 2.35% fixed, Expiration 05/22/15, JPM	6,250	34
U.S. Treasury Long Bond Future Call Option, Strike Price 133, Expiration 04/25/14	76	91
U.S. Treasury Long Bond Future Put Option, Strike Price 129, Expiration 04/25/14	606	57
U.S. Treasury Long Bond Future Put Option, Strike Price 132, Expiration 04/25/14	412	245
Total Purchased Options (cost $9,067)		6,654

SHORT TERM INVESTMENTS - 6.5%
Investment Company - 6.3%
JNL Money Market Fund, 0.01% (l) (m)	12,750	12,750

Treasury Securities - 0.2%
Nigeria Treasury Bill, 0.07%, 04/10/14, NGN	58,000	351
Total Short Term Investments (cost $13,115)		13,101
Total Investments - 101.0% (cost $205,679)		204,616
Other Assets and Liabilities, Net - (1.0%)		(1,955)
Total Net Assets - 100.0%		$202,661

(a)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2014, the value of Rule 144A liquid securities was $38,146.

(b)	Variable rate security. Rate stated was in effect as of March 31, 2014.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(d)

Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in the Schedules of Investments

(e)	Perpetual security.
(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(h)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(i)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2014.
(j)	Treasury inflation indexed note, par amount is adjusted for inflation.
(k)	All or a portion of the security is pledged or segregated as collateral.
(l)	Investment in affiliate.
(m)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

See accompanying Notes to Schedules of Investments.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities that have been deemed liquid, held by the Fund at March 31, 2014.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Fortress Credit BSL Ltd., 3.11%, 10/19/25	10/28/2013	$735	$737	0.4%
Goldentree Loan Opportunities VIII Ltd., 3.78%, 04/19/26	03/07/2014	737	737	0.4
Halcyon Loan Advisors Funding Ltd., 3.28%, 04/18/26	02/10/2014	1,139	1,139	0.5
		$2,611	$2,613	1.3%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Credit Default Swaption
CDX.NA.HY.21 Call Option, MSC	06/18/2014	1.80	100	$(57)
Exchange-Traded Futures Options
90-Day Eurodollar Future Call Option	06/13/2016	98.75	370	$(273)
90-Day Eurodollar Future Put Option	04/11/2014	99.50	865	(5)
90-Day Eurodollar Future Put Option	06/13/2016	96.75	370	(160)
Eurodollar 4-Year Mid-Curve Cuture Put Option	09/12/2014	96.38	607	(376)
Eurodollar 4-Year Mid-Curve Future Call Option	09/12/2014	96.38	607	(436)
			2,819	$(1,250)
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 4.32% fixed, JPM	01/17/2018	N/A	935	$(869)
Call Swaption, 3-Month LIBOR versus 5.00% fixed, JPM	12/19/2017	N/A	480	(697)
Call Swaption, 6-Month Japanese Yen LIBOR versus 1.75% fixed, BBP	05/22/2015	N/A	10,050	(325)
Put Swaption, 3-Month LIBOR versus 1.80% fixed, BOA	09/30/2014	N/A	291	(15)
Put Swaption, 3-Month LIBOR versus 5.00% fixed, BBP	12/19/2017	N/A	720	(1,049)
Put Swaption, 3-Month LIBOR versus 5.00% fixed, BBP	12/07/2017	N/A	37	(53)
Put Swaption, 6-Month Euribor versus 1.20% fixed, BOA	09/30/2014	N/A	175	(4)
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.75% fixed, JPM	05/22/2015	N/A	6,250	(202)
			18,938	$(3,214)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at December 31, 2013	13,005	$2,488
Options written during the period	10,366	3,430
Options closed during the period	(720)	(137)
Options expired during the period	(794)	(263)
Options outstanding at March 31, 2014	21,857	$5,518

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	December 2016	(768)	$671
Euro-Bobl Future	June 2014	(16)	4
Euro-Bund Future	June 2014	(11)	3
U.K. Long Gilt Future	June 2014	(16)	8
U.S. Treasury Long Bond Future, 20-Year	June 2014	83	(23)
U.S. Treasury Note Future, 10-Year	June 2014	45	—
U.S. Treasury Note Future, 2-Year	June 2014	(22)	(3)
U.S. Treasury Note Future, 5-Year	June 2014	(12)	(2)

See accompanying Notes to Schedules of Investments.

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2014	158	$198
			$856

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	06/04/2014	BCL	AUD	4,150	$3,832	$20
CLP/USD	06/18/2014	CSI	CLP	2,580	5	—
EUR/USD	06/04/2014	MSC	EUR	5,320	7,328	(77)
MXN/USD	06/18/2014	CSI	MXN	1,140	87	1
USD/AUD	06/04/2014	DUB	AUD	(8,255)	(7,622)	(221)
USD/BRL	06/18/2014	CSI	BRL	(2,200)	(950)	(31)
USD/EUR	06/04/2014	DUB	EUR	(28,550)	(39,328)	(48)
USD/EUR	06/04/2014	DUB	EUR	(470)	(647)	—
USD/GBP	06/04/2014	DUB	GBP	(1,150)	(1,916)	5
USD/INR	06/18/2014	DUB	INR	(530)	(9)	—
USD/JPY	06/04/2014	DUB	JPY	(565,900)	(5,485)	59
USD/JPY	06/04/2014	MSC	JPY	(623,911)	(6,047)	8
USD/TRY	06/18/2014	BCL	TRY	(600)	(274)	(13)
					$(51,026)	$(297)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BOA	3-Month Canada Bankers Acceptance	Paying	1.82%	06/07/2016	CAD	10,500	$—	$22
BOA	3-Month Canada Bankers Acceptance	Paying	1.76%	06/07/2016	CAD	68,000	—	103
BBP	3-Month LIBOR	Receiving	0.43%	01/17/2015		8,500	—	(15)
BBP	3-Month LIBOR	Receiving	0.91%	05/10/2018		6,930	—	138
BBP	3-Month LIBOR	Receiving	1.49%	07/24/2018		4,000	—	3
BBP	3-Month LIBOR	Receiving	1.39%	05/10/2020		8,000	—	315
BBP	3-Month LIBOR	Receiving	1.96%	05/13/2023		2,500	—	143
BBP	3-Month LIBOR	Receiving	2.31%	05/30/2023		6,000	—	166
BBP	3-Month LIBOR	Receiving	3.40%	08/15/2039		400	—	7
BBP	3-Month LIBOR	Receiving	3.23%	05/15/2043		875	—	42
BOA	3-Month LIBOR	Receiving	3.83%	08/15/2039		2,140	—	(129)
BOA	3-Month LIBOR	Receiving	2.80%	08/15/2039		6,750	—	837
BOA	3-Month LIBOR	Receiving	2.99%	02/15/2043		5,000	—	415
CIT	3-Month LIBOR	Receiving	3.18%	08/15/2039		450	—	25
BOA	3-Month South African Johannesburg Interbank Rate	Paying	6.40%	06/04/2018	ZAR	3,000	—	(12)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.48%	05/31/2023	ZAR	1,800	—	(9)
BOA	6-Month Euribor	Receiving	0.98%	06/07/2018	EUR	2,430	—	(44)
BBP	London-Interbank Offered Rate	Receiving	1.98%	05/13/2023	GBP	1,000	—	92
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.38%	01/20/2019	KRW	3,200,000	—	(13)
							$—	$2,086

Counterparty	Payments made by the Fund(8)	Payments received by the Fund(8)	Expiration Date	Notional Amount(1)	Unrealized Appreciation
Over the Counter Interest Rate Swap Agreements
BOA	1-Month LIBOR	3-Month LIBOR	06/06/2043	5,000	$9
JPM	1-Month LIBOR	3-Month LIBOR	05/16/2043	60,000	123
JPM	1-Month LIBOR	3-Month LIBOR	06/06/2043	10,000	19
					$151

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	0.48%	09/27/2015	13,500		$(22)
N/A	3-Month LIBOR	Receiving	0.70%	03/31/2016	15,000		19
N/A	3-Month LIBOR	Receiving	1.01%	06/11/2016	10,500		3
N/A	3-Month LIBOR	Receiving	1.15%	06/11/2016	68,000		(78)
N/A	3-Month LIBOR	Receiving	1.03%	10/01/2016	29,050		(66)
N/A	3-Month LIBOR	Receiving	1.04%	10/01/2016	23,350		(61)
N/A	3-Month LIBOR	Receiving	1.41%	03/26/2018	8,300		9
N/A	3-Month LIBOR	Receiving	1.80%	08/31/2018	8,250		45
N/A	3-Month LIBOR	Receiving	2.22%	09/26/2020	4,750		9
N/A	3-Month LIBOR	Receiving	2.81%	01/17/2021	12,000		(135)
N/A	3-Month LIBOR	Receiving	2.66%	10/29/2023	1,500		17
N/A	3-Month LIBOR	Receiving	2.66%	10/30/2023	2,000		22
N/A	3-Month LIBOR	Receiving	2.75%	11/12/2023	2,625		12
N/A	3-Month LIBOR	Receiving	3.35%	01/17/2024	5,750		(129)
N/A	3-Month LIBOR	Receiving	3.57%	01/17/2026	5,000		(143)
N/A	3-Month LIBOR	Receiving	3.84%	08/15/2039	1,700		(98)
N/A	3-Month LIBOR	Receiving	3.68%	08/15/2039	3,050		(89)
N/A	3-Month LIBOR	Receiving	3.79%	08/15/2039	11,500		(516)
N/A	3-Month LIBOR	Receiving	4.02%	11/15/2043	4,250		(298)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.54%	10/18/2023	AUD	13,850	164
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.53%	10/18/2023	AUD	7,500	117
N/A	6-Month Euribor	Paying	0.92%	10/01/2016	EUR	17,500	166
N/A	6-Month Euribor	Paying	0.78%	10/01/2016	EUR	14,000	80
N/A	6-Month Euribor	Paying	0.73%	12/27/2016	EUR	23,850	137
							$(835)

Counterparty	Payments made by the Fund(8)	Payments received by the Fund(8)	Expiration Date	Notional Amount(1)	Unrealized (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	1-Month LIBOR	3-Month LIBOR	09/13/2042	10,000	$—
N/A	1-Month LIBOR	3-Month LIBOR	06/06/2043	65,000	(44)
N/A	1-Month LIBOR	3-Month LIBOR	06/06/2043	50,000	(6)
					$(50)

Schedule of Over the Counter Cross-Currency Swap Agreements

Counter- party	Receive Rate(8)	Pay Rate(8)	Expiration Date	Notional Amount Received(1)		Notional Amount Delivered(1)		Unrealized Appreciation / (Depreciation)
BBP	3-Month Australian Bank Bill Short Term Rate + 0.36%	3-Month USD LIBOR	12/24/2022	AUD	3,500		3,100	$103
JPM	3-Month Australian Bank Bill Short Term Rate + 0.36%	3-Month USD LIBOR	05/21/2023	AUD	6,000		5,412	198
JPM	3-Month Australian Bank Bill Short Term Rate + 0.36%	3-Month USD LIBOR	06/06/2023	AUD	300		268	12
JPM	3-Month Australian Bank Bill Short Term Rate + 0.35%	3-Month USD LIBOR	09/05/2023	AUD	1,386		1,234	59
CIT	3-Month JPY LIBOR -0.14%	3-Month USD LIBOR	03/20/2015	JPY	1,975,000		19,382	(246)
CIT	3-Month USD LIBOR	3-Month JPY LIBOR -0.44%	03/20/2019		19,382	JPY	1,975,000	247
CIT	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.11%	12/24/2014		3,161	AUD	3,500	(86)
JPM	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.09%	05/21/2014		5,412	AUD	6,000	(166)
JPM	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.11%	06/06/2014		268	AUD	300	(11)
JPM	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.12%	09/05/2014		1,234	AUD	1,386	(53)
								$57

See accompanying Notes to Schedules of Investments.

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection(3)
CIT	Barrick Gold Corp., 5.80%, 11/15/2034	1.25%	1.00%	06/20/2018	$(1,000)	$(10)	$(37)	$27
MSC	CMBX.NA.A.6	N/A	2.00%	05/11/2063	(5,100)	20	(43)	65
MSC	CMBX.NA.BBB.6	N/A	3.00%	05/11/2063	(5,100)	(71)	(149)	81
BOA	Hartford Financial Services Group Inc., 6.00%, 01/15/2019	0.51%	1.00%	06/20/2018	(1,000)	20	(2)	23
BOA	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.44%	1.00%	06/20/2018	(1,000)	23	6	17
BOA	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.48%	1.00%	09/20/2018	(125)	3	1	2
BOA	MetLife, 02/08/2021	0.62%	1.00%	03/20/2019	(3,000)	55	25	31
BBP	People’s Republic of China, 4.25%, 10/28/2014	0.77%	1.00%	09/20/2018	(1,000)	10	(6)	16
CIT	State of Illinois, 5.00%, 06/01/2029	1.73%	1.00%	12/20/2023	(1,800)	(99)	(133)	35
					$(19,125)	$(49)	$(338)	$297
Credit default swap agreements - purchase protection(2)
BOA	Allstate Corp., 6.75%, 05/15/2018	N/A	1.00%	06/20/2018	$1,000	$(30)	$(29)	$(2)
CIT	CDX.NA.HY.20	N/A	5.00%	06/20/2018	6,300	(548)	(210)	(349)
BOA	CDX.NA.IG.20	N/A	1.00%	06/20/2018	15,000	(289)	(53)	(241)
BBP	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	6,888	(78)	103	(184)
DUB	iTraxx Europe Series 19	N/A	1.00%	06/20/2018	12,399	(211)	(34)	(181)
BBP	Japanese Government Bond, 2.00%, 03/21/2022	N/A	1.00%	09/20/2018	1,000	(26)	(16)	(10)
CIT	Nucor Corp., 5.75%, 12/01/2017	N/A	1.00%	06/20/2018	1,000	(23)	(13)	(10)
BOA	Prudential Financial Inc., 6.10%, 06/15/2017	N/A	1.00%	03/20/2019	3,000	(59)	(44)	(16)
BOA	XL Group Plc, 6.25%, 05/15/2027	N/A	1.00%	06/20/2018	1,000	(23)	(19)	(4)
BOA	XL Group Plc, 6.25%, 05/15/2027	N/A	1.00%	09/20/2018	125	(3)	(3)	—
					$47,712	$(1,290)	$(318)	$(997)

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection(2)
N/A	CDX.EM.20	N/A	5.00%	12/20/2018	$8,000	$(696)	$66
N/A	CDX.NA.HY.20	N/A	5.00%	06/20/2018	7,250	(636)	(274)
N/A	CDX.NA.HY.21	N/A	5.00%	12/20/2018	13,200	(1,046)	(141)
N/A	CDX.NA.IG.21	N/A	1.00%	12/20/2018	14,000	(250)	(119)
N/A	CDX.NA.IG.21	N/A	1.00%	12/20/2018	49,000	(877)	(178)
N/A	iTraxx Europe Crossover Series 20	N/A	5.00%	12/20/2018	7,302	(857)	(247)
N/A	iTraxx Europe Series 19	N/A	1.00%	06/20/2018	6,888	(118)	(93)
N/A	iTraxx Europe Series 20	N/A	1.00%	12/20/2018	8,266	(123)	(9)
					$113,906	$(4,603)	$(995)

See accompanying Notes to Schedules of Investments.

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation
JPM	* iBoxx GBP Corporate Index	London-Interbank Offered Rate	06/20/2014	GBP	3,025	$111

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount. * Swap agreement fair valued in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Curian/Urdang International REIT Fund

	Shares/Par †	Value
COMMON STOCKS - 99.4%
AUSTRALIA - 13.2%
Dexus Property Group	138	$136
Federation Centres Ltd.	95	208
Goodman Group	26	115
Mirvac Group	284	448
Stockland	53	184
Westfield Group	49	464
Westfield Retail Trust	137	379
		1,934
CANADA - 7.0%
Allied Properties REIT	3	105
Boardwalk REIT	2	121
Brookfield Office Properties Inc.	7	138
Calloway REIT	10	227
Chartwell Retirement Residences	10	97
Dundee REIT	13	335
		1,023
FINLAND - 0.7%
Sponda OYJ	20	95

FRANCE - 8.6%
ICADE	2	219
Mercialys SA	7	144
Unibail-Rodamco SE	3	895
		1,258
GERMANY - 4.4%
Alstria Office REIT-AG	17	231
Deutsche Wohnen AG	13	289
LEG Immobilien AG	2	128
		648
HONG KONG - 12.0%
China Overseas Land & Investment Ltd.	30	78
Fortune REIT	239	185
Hongkong Land Holdings Ltd.	19	122
Link Real Estate Investment Trust	41	200
New World Development Co. Ltd.	172	174
Shimao Property Holdings Ltd.	57	125
Sun Hung Kai Properties Ltd.	32	398
Wharf Holdings Ltd.	75	481
		1,763
JAPAN - 25.0%
GLP J-Reit	—	183
Hulic Reit Inc. (a)	—	26
Japan Excellent Inc.	—	140
Japan Logistics Fund Inc.	—	110
Japan Real Estate Investment Corp.	—	151
Kenedix Realty Investment Corp.	—	198
Mitsubishi Estate Co. Ltd.	23	553
Mitsui Fudosan Co. Ltd.	32	986
Mori Hills REIT Investment Corp.	—	175
Nippon Building Fund Inc.	—	314
Sumitomo Realty & Development Co. Ltd.	19	732
Tokyo Tatemono Co. Ltd.	12	103
		3,671
LUXEMBOURG - 1.2%
GAGFAH SA (a)	12	182

NETHERLANDS - 1.8%
Corio NV	3	145
Eurocommercial Properties NV - CVA	3	123
		268
NORWAY - 0.8%
Norwegian Property ASA (a)	93	112

SINGAPORE - 6.9%
Ascendas REIT	96	173
CapitaLand Ltd.	96	221
CapitaMalls Asia Ltd.	147	209
Global Logistic Properties Ltd.	116	245
Mapletree Greater China Commercial Trust	254	164
		1,012
SPAIN - 0.4%
Hispania Activos Inmobiliarios SAU (a)	2	26
Lar Espana Real Estate Socimi SA (a)	2	29
		55
SWEDEN - 2.3%
Wihlborgs Fastigheter AB	17	329

SWITZERLAND - 0.2%
Mobimo Holding AG	—	32

UNITED KINGDOM - 14.9%
Capital & Counties Properties Plc	63	369
Hammerson Plc	45	417
Land Securities Group Plc	31	528
Londonmetric Property Plc	101	240
Safestore Holdings Plc	29	115
Tritax Big Box REIT Plc	91	162
Unite Group Plc	48	349
		2,180
Total Common Stocks (cost $15,290)		14,562

RIGHTS - 0.1%
New World Development Co. Ltd. (a) (b)	57	12
Total Rights (cost $0)		12

SHORT TERM INVESTMENTS - 0.3%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (c) (d)	50	50
Total Short Term Investments (cost $50)		50

Total Investments - 99.8% (cost $15,340)		14,624
Other Assets and Liabilities, Net - 0.2%		33
Total Net Assets - 100.0%		$14,657

(a)         Non-income producing security.

(b)         Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(c)          Investment in affiliate.

(d)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

Curian/Van Eck International Gold Fund (f)

COMMON STOCKS - 97.5%
MATERIALS - 97.5%
Agnico-Eagle Mines Ltd.	103	$3,116
Alamos Gold Inc.	192	1,732

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Amara Mining Plc (a)	1,290	339
AngloGold Ashanti Ltd. - ADR	121	2,067
Argonaut Gold Inc. (a)	807	3,520
Asanko Gold Inc. (a) (b)	373	773
Asanko Gold Inc. (a)	379	788
AuRico Gold Inc.	1,177	5,118
B2Gold Corp. (a)	859	2,332
B2Gold Corp. (a) (b)	1,307	3,516
Bear Creek Mining Corp. (a)	348	583
Belo Sun Mining Corp. (a)	729	257
Castle Mountain Mining Co. Ltd. (a)	480	434
Cayden Resources Inc. (a)	177	323
Continental Gold Ltd. (a)	554	1,915
Eastmain Resources Inc. (a)	446	151
Eldorado Gold Corp.	1,490	8,314
Evolution Mining Ltd. (b)	1,887	1,503
Fortuna Silver Mines Inc. (a) (b)	292	1,072
Franco-Nevada Corp.	148	6,773
Fresnillo Plc	217	3,062
Gold Canyon Resources Inc. (a)	436	116
Gold Road Resources Ltd. (a)	3,588	549
Goldcorp Inc.	281	6,889
Gryphon Minerals Ltd. (a) (b)	2,050	295
Guyana Goldfields Inc. (a)	566	1,254
Klondex Mines Ltd. (a)	884	1,535
Lydian International Ltd. (a)	701	634
Midway Gold Corp. (a)	992	1,042
New Gold Inc. (a)	1,444	7,045
New Gold Inc. (a)	93	461
Newcrest Mining Ltd. (a)	392	3,585
Orezone Gold Corp. (a)	740	368
Osisko Mining Corp. (a)	1,836	11,428
Papillon Resources Ltd. (a) (b)	1,453	1,789
Premier Gold Mines Ltd. (a)	194	332
Pretium Resources Inc. (a)	125	726
Primero Mining Corp. (a) (b)	713	5,141
Randgold Resources Ltd. - ADR (b)	162	12,112
Romarco Minerals Inc. (a)	793	502
Roxgold Inc. (a)	1,182	684
Royal Gold Inc.	123	7,715
Rubicon Minerals Corp. (a)	662	695
Rubicon Minerals Corp. (a)	144	152
Sabina Gold & Silver Corp. (a)	857	605
SEMAFO Inc.	209	737
Silver Wheaton Corp.	282	6,399
Sulliden Gold Corp. Ltd. (a)	798	563
Tahoe Resources Inc. (a)	323	6,834
Timmins Gold Corp. (a)	1,118	1,406
Torex Gold Resources Inc. (a)	2,095	2,028
Yamana Gold Inc.	628	5,516
Total Common Stocks (cost $159,951)		136,825

RIGHTS - 0.0%
Amara Mining Plc (a) (c)	143	1
Total Rights (cost $0)		1

SHORT TERM INVESTMENTS - 15.1%
Investment Companies - 2.5%
JNL Money Market Fund, 0.01% (d) (e)	3,504	3,504
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (e)	83	83

Securities Lending Collateral - 12.6%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (e)	1,000	1,000
Fidelity Institutional Money Market Portfolio, 0.08% (e)	1,000	1,000
Repurchase Agreement with MLP, 0.05% (Collateralized by $388 U.S. Treasury Bill, due 04/10/14-03/05/15, value $388, $406 U.S. Treasury Note Strip, due 05/15/14-11/15/22, value $388, $520 U.S. Treasury Inflation Indexed Note, 0.13-3.88%, due 04/15/14-02/15/43, value $573, $526 U.S. Treasury Bond, 3.00-10.63%, due 08/15/15-11/15/43, value $606, $3,778 U.S. Treasury Note, 0.13-9.88%, due 4/15/14-02/15/23, value $3,863, and $9,863 U.S. Treasury Bond Strip, due 08/15/14-02/15/44, value $4,858) acquired 03/31/14, due on 04/01/14 at $10,457	$10,457	10,457
Repurchase Agreement with RBC, 0.04% (Collateralized $18 U.S. Treasury Bond Strip, due 02/15/27-11/15/42, value $11, $163 U.S. Treasury Inflation Indexed Note, 2.13%, due 02/15/41, value $210, $343 U.S. Treasury Bond, 3.13-5.00%, 02/15/36-02/15/43, value $379, $1,065 U.S. Treasury Bill, due 03/05/15, value $1,064, and $3,613 U.S. Treasury Note, 0.25-4.13%, due 07/15/14-08/15/21, value $3,702) acquired 03/31/14, due on 04/01/14 at $5,260	5,260	5,260
		17,717
Total Short Term Investments (cost $21,304)		21,304
Total Investments - 112.6% (cost $181,255)		158,130
Other Assets and Liabilities, Net - (12.6%)		(17,754)
Total Net Assets - 100.0%		$140,376

(a)         Non-income producing security.

(b)         All or portion of the security was on loan.

(c)          Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(d)         Investment in affiliate.

(e)          Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

(f)           Consolidated Schedule of Investments.

See accompanying Notes to Schedules of Investments.

Currency Abbreviations:

ARS - Argentine Peso	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol
AUD - Australian Dollar	ILS - Israeli New Sheqel	PHP - Philippine Peso
BRL - Brazilian Real	INR - Indian Rupee	PLN - Polish Zloty
CAD - Canadian Dollar	JPY - Japanese Yen	RON - Romanian New Leu
CHF - Swiss Franc	KRW - Korean Won	RSD - Serbian Dinar
CLF - Chilean Unidad de Fomento	KZT - Kazakhstani Tenge	RUB - Russian Ruble
CLP - Chilean Peso	LBP - Lebanese Pound	SEK - Swedish Krona
CNH - Chinese Offshore Yuan	LKR - Sri Lankan Rupee	SGD - Singapore Dollar
CNY - Chinese Yuan	MUR - Mauritian Rupee	TRY - New Turkish Lira
COP - Colombian Peso	MXN - Mexican Peso	TWD - Taiwan Dollar
DOP - Dominican Peso	MYR - Malaysian Ringgit	UGX - Ugandan Shilling
EUR - European Currency Unit (Euro)	NGN - Nigerian Naira	USD - United States Dollar
GBP - British Pound	NOK - Norwegian Krone	UYU - Uruguayan Peso
HKD - Hong Kong Dollar	NZD - New Zealand Dollar	ZAR - South African Rand
HRK - Croatian Kuna	OMR - Omani Rial	ZMW - Zambian Kwacha
HUF - Hungarian Forint

Abbreviations:

ABS - Asset-Backed Security	ICE - IntercontinentalExchange
ACWI - All Country World Index	IMM - International Monetary Market
ADR - American Depositary Receipt	iTraxx - Group of international credit derivative indexes monitored
ADS - American Depository Shares	by the International Index Company
ASX - Australian Stock Exchange	JSE - Johannesburg Stock Exchange
BDR - Brazilian Depositary Receipt	KOSPI - Korea Composite Stock Price Index
CAC - Cotation Assistee en Continu	LIBOR - London Interbank Offer Rate
CDI - Chess Depository Interest	LME - London Metal Exchange
CDX.EM - Credit Default Swap Index - Emerging Markets	MBS - Mortgage Backed Security
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MCDX - Municipal Credit Default Swap Index
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MIB - Milano Italia Borsa
CLO - Collateralized Loan Obligation	MLP - Master Limited Partnership
CNX - CRISIL NSE Index	MSCI - Morgan Stanley Capital International
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	NASDAQ - National Association of Securities Dealers Automated Quotations
CVA - Commanditaire Vennootschap op Aandelen	NYSE - New York Stock Exchange
EAFE - Europe, Australia and Far East	OJSC - Open Joint-Stock Company
EMU - Economic and Monetary Union (Europe)	OTC - Over the Counter
ETF - Exchange Traded Fund	PCL - Public Company Limited
ETN - Exchange Traded Note	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
Euribor - Europe Interbank Offered Rate	REIT - Real Estate Investment Trust
Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
SGX - Singapore Exchange
Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years	SPDR - Standard & Poor’s Depositary Receipt
SPI - Schedule Performance Index
Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years	ULSD - Ultra Low Sulfur Diesel
VIX - Volatility Index
FTSE - Financial Times and the London Stock Exchange	WIG - Warszawski Indeks Gieldowy
GDR - Global Depositary Receipt	WTI - West Texas Intermediate
IBEX - Iberia Index

Counterparty Abbreviations:

BBP - Barclays Bank Plc	JPM - JPMorgan Chase Bank N.A.
BCL - Barclays Capital Inc.	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co., Incorporated
BOA - Banc of America Securities LLC/Bank of America NA	MSS - Morgan Stanley Capital Services Inc.
CCI - Citicorp Securities, Inc.	NSI - Nomura Securities International
CGM - Citigroup Global Markets	NTS - Northern Trust Securities
CIB - CIBC World Markets	RBC - Royal Bank of Canada
CIT - Citibank, Inc.	RBS - Royal Bank of Scotland
CSI - Credit Suisse Securities, LLC	SCB - Standard Chartered Bank
DUB - Deutsche Bank Alex Brown Inc.	SGB - Societe Generale Bannon LLC
GSB - Goldman Sachs Bank	SSB - State Street Brokerage Services, Inc.
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC
GSI - Goldman Sachs International	WBC - Westpac Banking Corporation
HSB - HSBC Securities, Inc.

†     For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

“-” Amount rounds to less than one thousand

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Security Valuation - Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) has entered into a sub-administration and fund accounting services agreement on behalf of the Curian Variable Series Trust (“Trust”) series portfolios (each a “Fund”, and collectively, “Funds”) with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  Curian and JNAM are subsidiaries of Jackson National Life Insurance Company (“Jackson”) and affiliates.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may utilize pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Sub-Administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2014 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Tactical Advantage 35 Fund
Investment Companies	$41,027	$—	$—	$41,027
Short Term Investments	4,327	7,779	—	12,106
Fund Total	$45,354	$7,779	$—	$53,133
Curian Tactical Advantage 60 Fund
Investment Companies	$97,447	$—	$—	$97,447
Short Term Investments	9,556	19,323	—	28,879
Fund Total	$107,003	$19,323	$—	$126,326
Curian Tactical Advantage 75 Fund
Investment Companies	$83,946	$—	$—	$83,946
Short Term Investments	8,426	15,347	—	23,773
Fund Total	$92,372	$15,347	$—	$107,719
Curian Dynamic Risk Advantage - Diversified Fund
Investment Companies	$28,515	$—	$—	$28,515
Short Term Investments	14,896	300,796	—	315,692
Fund Total	$43,411	$300,796	$—	$344,207
Curian Dynamic Risk Advantage - Growth Fund
Investment Companies	$115	$—	$—	$115
Senior Debt Notes	2,998	—	—	2,998
Short Term Investments	5,725	51,530	—	57,255
Fund Total	$8,838	$51,530	$—	$60,368
Curian Dynamic Risk Advantage - Income Fund
Investment Companies	$152,708	$—	$—	$152,708
Short Term Investments	18,125	28,638	—	46,763
Fund Total	$170,833	$28,638	$—	$199,471
Curian/Aberdeen Latin America Fund
Common Stocks	$9,255	$—	$—	$9,255
Preferred Stocks	456	—	—	456
Short Term Investments	49	—	—	49
Fund Total	$9,760	$—	$—	$9,760
Curian/AQR Risk Parity Fund
Government and Agency Obligations	$—	$158,964	$—	$158,964
Short Term Investments	114,929	42,817	—	157,746
Fund Total	$114,929	$201,781	$—	$316,710
Curian/Ashmore Emerging Market Small Cap Equity Fund
Common Stocks	$6,895	$11,913	$—	$18,808
Participatory Notes	—	1,814	—	1,814
Preferred Stocks	195	—	—	195
Short Term Investments	739	—	—	739
Fund Total	$7,829	$13,727	$—	$21,556

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/Baring International Fixed Income Fund
Corporate Bonds and Notes	$—	$1,725	$—	$1,725
Government and Agency Obligations	—	18,482	—	18,482
Short Term Investments	337	—	—	337
Fund Total	$337	$20,207	$—	$20,544
Curian/BlackRock Global Long Short Credit Fund
Common Stocks	$4,915	$294	$—	$5,209
Non-U.S. Government Agency ABS	—	43,922	4,095	48,017
Corporate Bonds and Notes	—	269,892	415	270,307
Government and Agency Obligations	—	18,849	—	18,849
Investment Companies	390	—	—	390
Trust Preferreds	537	—	—	537
Preferred Stocks	3,091	1,089	—	4,180
Purchased Options	41	—	—	41
Short Term Investments	51	111,699	—	111,750
Fund Total	$9,025	$445,745	$4,510	$459,280
Curian/DFA U.S. Micro Cap Fund
Common Stocks	$178,694	$—	$3	$178,697
Rights	—	9	—	9
Warrants	—	—	—	—
Short Term Investments	8,039	16,201	—	24,240
Fund Total	$186,733	$16,210	$3	$202,946
Curian/DoubleLine Total Return Fund
Non-U.S. Government Agency ABS	$—	$229,154	$3,991	$233,145
Government and Agency Obligations	—	358,236	—	358,236
Short Term Investments	22,259	—	—	22,259
Fund Total	$22,259	$587,390	$3,991	$613,640
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Common Stocks	$—	$2,275	$—	$2,275
Government and Agency Obligations	—	174,212	—	174,212
Purchased Options	—	490	—	490
Short Term Investments	13,325	201,965	—	215,290
Fund Total	$13,325	$378,942	$—	$392,267
Curian/Epoch Global Shareholder Yield Fund
Common Stocks	$20,014	$16,911	$—	$36,925
Short Term Investments	1,278	1,355	—	2,633
Fund Total	$21,292	$18,266	$—	$39,558
Curian/FAMCO Flex Core Covered Call Fund
Common Stocks	$145,853	$—	$—	$145,853
Investment Companies	1,871	—	—	1,871
Short Term Investments	3,329	—	—	3,329
Fund Total	$151,053	$—	$—	$151,053
Curian Focused International Equity Fund
Common Stocks	$5,949	$4,089	$—	$10,038
Short Term Investments	496	—	—	496
Fund Total	$6,445	$4,089	$—	$10,534
Curian Focused U.S. Equity Fund
Common Stocks	$9,231	$—	$—	$9,231
Short Term Investments	588	—	—	588
Fund Total	$9,819	$—	$—	$9,819
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$84,736	$58,912	$2,578	$146,226
Corporate Bonds and Notes	—	—	—	—
Participatory Notes	—	11,588	—	11,588
Short Term Investments	7,058	1,917	—	8,975
Fund Total	$91,794	$72,417	$2,578	$166,789
Curian/Franklin Templeton Natural Resources Fund
Common Stocks	$170,794	$7,731	$—	$178,525
Preferred Stocks	—	3,019	—	3,019
Corporate Bonds and Notes	—	759	—	759
Short Term Investments	12,683	13,468	—	26,151
Fund Total	$183,477	$24,977	$—	$208,454
Curian/Lazard International Strategic Equity Fund
Common Stocks	$2,762	$51,282	$—	$54,044
Preferred Stocks	—	1,220	—	1,220
Short Term Investments	6,067	—	—	6,067
Fund Total	$8,829	$52,502	$—	$61,331

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Long Short Credit Fund
Non-U.S. Government Agency ABS	$—	$10,568	$—	$10,568
Corporate Bonds and Notes	—	320,123	—	320,123
Trust Preferreds	1,997	—	—	1,997
Preferred Stocks	9,690	—	—	9,690
Investment Companies	389	—	—	389
Short Term Investments	24,350	—	—	24,350
Fund Total	$36,426	$330,691	$—	$367,117
Curian/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$60,826	$—	$60,826
Short Term Investments	5,758	47,498	—	53,256
Fund Total	$5,758	$108,324	$—	$114,082
Curian/Nicholas Convertible Arbitrage Fund
Preferred Stocks	$5,622	$—	$—	$5,622
Corporate Bonds and Notes	—	243,727	—	243,727
Short Term Investments	16,286	—	—	16,286
Fund Total	$21,908	$243,727	$—	$265,635
Curian/PIMCO Credit Income Fund
Non-U.S. Government Agency ABS	$—	$3,051	$—	$3,051
Corporate Bonds and Notes	—	41,101	—	41,101
Government and Agency Obligations	—	14,156	—	14,156
Purchased Options	—	89	—	89
Trust Preferreds	315	—	—	315
Short Term Investments	576	802	—	1,378
Fund Total	$891	$59,199	$—	$60,090
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$134,617	$—	$—	$134,617
Corporate Bonds and Notes	—	9,824	—	9,824
Government and Agency Obligations	—	11,310	—	11,310
Short Term Investments	16,640	71,996	—	88,636
Fund Total	$151,257	$93,130	$—	$244,387
Curian/Schroder Emerging Europe Fund
Common Stocks	$4,752	$16,233	$—	$20,985
Preferred Stocks	562	—	—	562
Short Term Investments	810	—	—	810
Fund Total	$6,124	$16,233	$—	$22,357
Curian/T. Rowe Price Capital Appreciation Fund
Common Stocks	$32,836	$630	$—	$33,466
Trust Preferreds	119	—	—	119
Investment Companies	767	—	—	767
Non-U.S. Government Agency ABS	—	121	—	121
Corporate Bonds and Notes	—	8,712	—	8,712
Government and Agency Obligations	—	3,763	—	3,763
Short Term Investments	7,003	—	—	7,003
Fund Total	$40,725	$13,226	$—	$53,951
Curian/The Boston Company Equity Income Fund
Common Stocks	$43,211	$—	$—	$43,211
Short Term Investments	476	2,028	—	2,504
Fund Total	$43,687	$2,028	$—	$45,715
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$80,060	$18,195	$—	$98,255
Short Term Investments	17,161	—	—	17,161
Fund Total	$97,221	$18,195	$—	$115,416
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Non-U.S. Government Agency ABS	$—	$17,170	$3,591	$20,761
Corporate Bonds and Notes	—	132,150	—	132,150
Government and Agency Obligations	—	31,950	—	31,950
Purchased Options	2,427	4,227	—	6,654
Short Term Investments	12,750	351	—	13,101
Fund Total	$15,177	$185,848	$3,591	$204,616
Curian/Urdang International REIT Fund
Common Stocks	$2,231	$12,331	$—	$14,562
Rights	—	12	—	12
Short Term Investments	50	—	—	50
Fund Total	$2,281	$12,343	$—	$14,624

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/Van Eck International Gold Fund
Common Stocks	$126,591	$10,234	$—	$136,825
Rights	—	1	—	1
Short Term Investments	5,587	15,717	—	21,304
Fund Total	$132,178	$25,952	$—	$158,130

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/BlackRock Global Long Short Credit Fund
Corporate Bonds and Notes	$—	$(14,717)	$—	$(14,717)
Government and Agency Obligations	—	(90,220)	—	(90,220)
Fund Total	$—	$(104,937)	$—	$(104,937)
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Government and Agency Obligations	$—	$(23,976)	$—	$(23,976)
Fund Total	$—	$(23,976)	$—	$(23,976)
Curian/Nicholas Convertible Arbitrage Fund
Common Stocks	$(105,992)	$—	$—	$(105,992)
Fund Total	$(105,992)	$—	$—	$(105,992)
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$(44,995)	$—	$—	$(44,995)
Fund Total	$(44,995)	$—	$—	$(44,995)
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$(79,542)	$(13,418)	$—	$(92,960)
Preferred Stocks	(2,721)	—	—	(2,721)
Investment Companies	(1,460)	—	—	(1,460)
Fund Total	$(83,723)	$(13,418)	$—	$(97,141)

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$636	$—	$—	$636
Open Forward Foreign Currency Contracts	—	293	—	293
OTC Total Return Swap Agreements	—	1,105	—	1,105
Fund Total	$636	$1,398	$—	$2,034
Curian Dynamic Risk Advantage - Growth Fund
Open Futures Contracts	$442	$—	$—	$442
OTC Total Return Swap Agreements	—	191	—	191
Fund Total	$442	$191	$—	$633
Curian/AQR Risk Parity Fund
Open Futures Contracts	$3,771	$—	$—	$3,771
Open Forward Foreign Currency Contracts	—	914	—	914
OTC Total Return Swap Agreements	—	915	—	915
Fund Total	$3,771	$1,829	$—	$5,600
Curian/Baring International Fixed Income Fund
Open Forward Foreign Currency Contracts	$—	$76	$—	$76
Fund Total	$—	$76	$—	$76
Curian/BlackRock Global Long Short Credit Fund
Open Futures Contracts	$57	$—	$—	$57
Open Forward Foreign Currency Contracts	—	14	—	14
OTC Credit Default Swap Agreements	—	898	—	898
Centrally Cleared Credit Default Swap Agreements	—	15	—	15
OTC Total Return Swap Agreements	—	181	—	181
Fund Total	$57	$1,108	$—	$1,165
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Open Futures Contracts	$224	$—	$—	$224
Open Forward Foreign Currency Contracts	—	7,818	—	7,818
OTC Interest Rate Swap Agreements	—	589	—	589
Centrally Cleared Interest Rate Swap Agreements	—	44	—	44
OTC Cross-Currency Swap Agreements	—	4,654	—	4,654
OTC Credit Default Swap Agreements	—	1,350	—	1,350
OTC Total Return Swap Agreements	—	2	—	2
Fund Total	$224	$14,457	$—	$14,681
Curian Long Short Credit Fund
Open Futures Contracts	$1,390	$—	$—	$1,390
OTC Credit Default Swap Agreements	—	55	—	55
Centrally Cleared Credit Default Swap Agreements	—	8	—	8
Fund Total	$1,390	$63	$—	$1,453
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$12,576	$—	$12,576
Fund Total	$—	$12,576	$—	$12,576

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Credit Income Fund
Open Futures Contracts	$2	$—	$—	$2
Open Forward Foreign Currency Contracts	—	43	—	43
OTC Interest Rate Swap Agreements	—	5	—	5
Centrally Cleared Interest Rate Swap Agreements	—	39	—	39
OTC Credit Default Swap Agreements	—	195	—	195
Centrally Cleared Credit Default Swap Agreements	$—	$140	$—	$140
Fund Total	$2	$422	$—	$424
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Open Futures Contracts	$884	$—	$—	$884
Open Forward Foreign Currency Contracts	—	93	—	93
OTC Interest Rate Swap Agreements	—	2,459	—	2,459
Centrally Cleared Interest Rate Swap Agreements	—	800	—	800
OTC Cross-Currency Swap Agreements	—	619	—	619
OTC Credit Default Swap Agreements	—	297	—	297
Centrally Cleared Credit Default Swap Agreements	—	66	—	66
OTC Total Return Swap Agreements	—	111	—	111
Fund Total	$884	$4,445	$—	$5,329

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$(132)	$—	$—	$(132)
Open Forward Foreign Currency Contracts	—	(1,581)	—	(1,581)
Fund Total	$(132)	$(1,581)	$—	$(1,713)

Curian Dynamic Risk Advantage - Growth Fund
Open Futures Contracts	$(110)	$—	$—	$(110)
OTC Total Return Swap Agreements	—	(116)	—	(116)
Fund Total	$(110)	$(116)	$—	$(226)
Curian/AQR Risk Parity Fund
Open Futures Contracts	$(1,002)	$—	$—	$(1,002)
Open Forward Foreign Currency Contracts	—	(316)	—	(316)
OTC Total Return Swap Agreements	—	(761)	—	(761)
Fund Total	$(1,002)	$(1,077)	$—	$(2,079)
Curian/Baring International Fixed Income Fund
Open Forward Foreign Currency Contracts	$—	$(122)	$—	$(122)
Fund Total	$—	$(122)	$—	$(122)
Curian/BlackRock Global Long Short Credit Fund
Open Futures Contracts	$(343)	$—	$—	$(343)
Open Forward Foreign Currency Contracts	—	(2,500)	—	(2,500)
OTC Credit Default Swap Agreements	—	(1,700)	—	(1,700)
Centrally Cleared Credit Default Swap Agreements	—	(290)	—	(290)
OTC Total Return Swap Agreements	—	(506)	—	(506)
Fund Total	$(343)	$(4,996)	$—	$(5,339)
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Written Options	$—	$(91)	$—	$(91)
Open Futures Contracts	(305)	—	—	(305)
Open Forward Foreign Currency Contracts	—	(12,178)	—	(12,178)
OTC Interest Rate Swap Agreements	—	(876)	—	(876)
Centrally Cleared Interest Rate Swap Agreements	—	(121)	—	(121)
OTC Credit Default Swap Agreements	—	(1,820)	—	(1,820)
OTC Total Return Swap Agreements	—	(112)	—	(112)
Fund Total	$(305)	$(15,198)	$—	$(15,503)
Curian/FAMCO Flex Core Covered Call Fund
Written Options	$(2,676)	$—	$—	$(2,676)
Fund Total	$(2,676)	$—	$—	$(2,676)
Curian Long Short Credit Fund
Open Futures Contracts	$(336)	$—	$—	$(336)
OTC Credit Default Swap Agreements	—	(18)	—	(18)
Fund Total	$(336)	$(18)	$—	$(354)
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$(11,690)	$—	$(11,690)
Fund Total	$—	$(11,690)	$—	$(11,690)

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Credit Income Fund
Written Options	$—	$(121)	$—	$(121)
Open Futures Contracts	(8)	—	—	(8)
Open Forward Foreign Currency Contracts	—	(17)	—	(17)
OTC Interest Rate Swap Agreements	—	(246)	—	(246)
Centrally Cleared Interest Rate Swap Agreements	—	(34)	—	(34)
OTC Credit Default Swap Agreements	—	(5)	—	(5)
Fund Total	$(8)	$(423)	$—	$(431)
Curian/T. Rowe Price Capital Appreciation Fund
Written Options	$(21)	$(70)	$—	$(91)
Fund Total	$(21)	$(70)	$—	$(91)
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Written Options	$(1,250)	$(3,271)	$—	$(4,521)
Open Futures Contracts	(28)	—	—	(28)
Open Forward Foreign Currency Contracts	—	(390)	—	(390)
OTC Interest Rate Swap Agreements	—	(222)	—	(222)
Centrally Cleared Interest Rate Swap Agreements	—	(1,685)	—	(1,685)
OTC Cross-Currency Swap Agreements	—	(562)	—	(562)
OTC Credit Default Swap Agreements	—	(997)	—	(997)
Centrally Cleared Credit Default Swap Agreements	—	(1,061)	—	(1,061)
Fund Total	$(1,278)	$(8,188)	$—	$(9,466)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended March 31, 2014.

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for certain valuations using a statistical fair value pricing service
Curian/Ashmore Emerging Market Small Cap Equity Fund
Common Stocks	$191	$471
Curian/Focused International Equity Fund
Common Stocks	$258	$—
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$4,960	$17,557
Curian/Lazard International Strategic Equity Fund
Common Stocks	$671	$—
Curian/Schroder Emerging Europe Fund
Common Stocks	$965	$679

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2014:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$—	$2,522	$—	$56	$—	$—	$2,578	(3)	$56

(1)   Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at March 31, 2014.

(2)   There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2014 other than those noted.

(3)   The fair value measurement of the common stock in Curian/Franklin Templeton Frontier Markets Fund was determined based on a recent transaction price.  Shares of the common stock halted trading in advance of a planned reorganization.  Significant changes to the planned reorganization or significant political or economic developments or changes in the markets in the country in which the common stock trades could result in a significant decrease or increase to the common stock’s fair value measurement.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	MUR	215

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements which are collateralized fully by U.S. Treasuries.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  Although a Fund is indemnified by its securities lending agent for insufficient collateral obtained from the borrower, each Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

In the event of bankruptcy or other default of the borrower, a Fund could experience delays in recovering the loaned securities and incur expenses related to enforcing its rights.  However, a Fund is indemnified by its securities lending agent for borrower default.

Investments in Affiliates - During the period ended March 31, 2014, certain Funds invested in the JNL Money Market Fund which is managed by JNAM.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  JNAM serves as the Adviser and Administrator for JNL Money Market Fund.  Curian/BlackRock Global Long Short Credit Fund invested in the iShares Transportation Average ETF which is an affiliate of the Fund’s Sub-Adviser.  Curian/T. Rowe Price Capital Appreciation Fund invested in T. Rowe Price Reserves Investment Fund as a cash management tool and T. Rowe Price Institutional Floating Rate Fund which are affiliates of the Fund’s Sub-Adviser.

The following table details cash management investments in the JNL Money Market Fund held at the period ended March 31, 2014.  There was no realized gain or loss relating to transactions in this investment during the period ended March 31, 2014.

	JNL Money Market Fund
	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian Tactical Advantage 35 Fund	$374	$327	$—
Curian Tactical Advantage 60 Fund	537	556	—
Curian Tactical Advantage 75 Fund	714	426	—
Curian Dynamic Risk Advantage - Diversified Fund	38,251	12,396	—
Curian Dynamic Risk Advantage - Growth Fund	5,902	5,325	—
Curian Dynamic Risk Advantage - Income Fund	2,311	1,125	—
Curian/Aberdeen Latin America Fund	290	49	—
Curian/AQR Risk Parity Fund	56,500	56,500	1
Curian/Ashmore Emerging Market Small Cap Equity Fund	299	739	—
Curian/Baring International Fixed Income Fund	248	337	—
Curian/BlackRock Global Long Short Credit Fund	81,199	1,051	—
Curian/DFA U.S. Micro Cap Fund	732	1,039	—
Curian/DoubleLine Total Return Fund	19,365	22,259	—
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	40,478	13,325	—
Curian/Epoch Global Shareholder Yield Fund	1,067	1,278	—
Curian/FAMCO Flex Core Covered Call Fund	3,016	3,329	—
Curian Focused International Equity Fund	367	496	—
Curian Focused U.S. Equity Fund	273	588	—
Curian/Franklin Templeton Frontier Markets Fund	2,357	6,458	—
Curian/Franklin Templeton Natural Resources Fund	6,804	7,683	—
Curian/Lazard International Strategic Equity Fund	2,492	6,067	—
Curian Long Short Credit Fund	20,333	24,350	—
Curian/Neuberger Berman Currency Fund	10,223	5,758	—
Curian/Nicholas Convertible Arbitrage Fund	41,670	16,286	—
Curian/PIMCO Credit Income Fund	616	576	—
Curian/PineBridge Merger Arbitrage Fund	44,368	16,640	1
Curian/Schroder Emerging Europe Fund	367	810	—
Curian/ T. Rowe Capital Appreciation Fund	—	346	—
Curian/The Boston Company Equity Income Fund	536	376	—
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	8,595	18,161	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	4,000	12,570	—
Curian/Urdang International REIT Fund	335	50	—
Curian/Van Eck International Gold Fund	5,330	3,504	—

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian/T. Rowe Price Capital Appreciation Fund	$3,903	$6,657	$1

The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2014.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Value End of Period
Curian/BlackRock Global Long Short Credit Fund	iShares Transportation Average ETF	$236	$—	$231	$—	$10	$—
Curian/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Institutional Floating Rate Fund	759	8	—	8	—	767

Reverse Repurchase Agreements - As of March 31, 2014, reverse repurchase agreements outstanding were as follows:

	Counter- party	Payable for Reverse Repurchase Agreement Including Interest Payable	Collateral Amount	Interest Rate	Date of Agreement	Maturity Date
Curian/BlackRock Global Long Short Credit Fund	BBP	$377	$446	5.75%	02/20/14	rolling maturity

Income Tax Matters - As of March 31, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Tactical Advantage 35 Fund	$52,439	$1,057	$(363)	$694
Curian Tactical Advantage 60 Fund	122,978	3,871	(523)	3,348
Curian Tactical Advantage 75 Fund	104,136	3,962	(379)	3,583
Curian Dynamic Risk Advantage - Diversified Fund	344,329	219	(341)	(122)
Curian Dynamic Risk Advantage - Growth Fund	61,177	25	(834)	(809)
Curian Dynamic Risk Advantage - Income Fund	200,749	1,798	(3,076)	(1,278)
Curian/Aberdeen Latin America Fund	11,637	77	(1,954)	(1,877)
Curian/AQR Risk Parity Fund	315,030	2,333	(653)	1,680
Curian/Ashmore Emerging Market Small Cap Equity Fund	20,590	2,120	(1,154)	966
Curian/Baring International Fixed Income Fund	20,234	671	(361)	310
Curian/BlackRock Global Long Short Credit Fund	444,918	15,049	(687)	14,362
Curian/DFA U.S. Micro Cap Fund	157,536	51,517	(6,107)	45,410
Curian/DoubleLine Total Return Fund	607,491	7,497	(1,348)	6,149
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	391,954	6,355	(6,042)	313
Curian/Epoch Global Shareholder Yield Fund	36,507	3,845	(794)	3,051
Curian/FAMCO Flex Core Covered Call Fund	139,858	12,382	(1,187)	11,195
Curian Focused International Equity Fund	9,985	757	(208)	549
Curian Focused U.S. Equity Fund	8,967	947	(95)	852
Curian/Franklin Templeton Frontier Markets Fund	147,887	28,947	(10,045)	18,902
Curian/Franklin Templeton Natural Resources Fund	191,893	26,437	(9,876)	16,561
Curian/Lazard International Strategic Equity Fund	57,762	4,495	(926)	3,569
Curian Long Short Credit Fund	363,314	7,703	(3,900)	3,803
Curian/Neuberger Berman Currency Fund	114,072	10	—	10
Curian/Nicholas Convertible Arbitrage Fund
Long Investments	256,895	15,057	(6,317)	8,740
Short Investments	(99,256)	5,612	(12,348)	(6,736)
Curian/PIMCO Credit Income Fund	59,441	1,078	(429)	649
Curian/PineBridge Merger Arbitrage Fund	241,666	3,344	(623)	2,721
Curian/Schroder Emerging Europe Fund	23,366	1,016	(2,025)	(1,009)
Curian/T. Rowe Price Capital Appreciation Fund	51,597	2,634	(280)	2,354
Curian/The Boston Company Equity Income Fund	41,299	4,726	(310)	4,416
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Long Investments	100,634	15,841	(1,059)	14,782
Short Investments	(86,483)	1,668	(12,326)	(10,658)
Curian/UBS Global Long Short Fixed Income Opportunities Fund	205,679	4,152	(5,215)	(1,063)
Curian/Urdang International REIT Fund	15,442	557	(1,375)	(818)
Curian/Van Eck International Gold Fund	187,551	9,715	(39,136)	(29,421)

Subsequent Events - At a meeting held March 25, 2014, shareholders voted to approve Curian/Nicholas Convertible Arbitrage Fund acquiring Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund.  The acquisition was completed on April 28, 2014.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Variable Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	May 30, 2014

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 30, 2014

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.